UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:  301-296-5100

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Regional Banks - 46.7%
PNC Financial Services Group, Inc.	3,207	$285,582
BB&T Corp.	5,606	221,044
SunTrust Banks, Inc.	4,732	189,563
Fifth Third Bancorp	8,195	174,962
M&T Bank Corp.	1,341	166,351
Regions Financial Corp.	14,780	156,964
KeyCorp	10,237	146,696
CIT Group, Inc.	2,697	123,415
Popular, Inc.*	3,601	123,082
Huntington Bancshares, Inc.	12,110	115,529
First Republic Bank	2,081	114,434
Signature Bank*	815	102,837
SVB Financial Group*	861	100,410
Zions Bancorporation	3,247	95,689
East West Bancorp, Inc.	2,620	91,674
Cullen/Frost Bankers, Inc.	1,150	91,333
BOK Financial Corp.	1,330	88,578
Commerce Bancshares, Inc.	1,885	87,653
Prosperity Bancshares, Inc.	1,383	86,576
PacWest Bancorp	1,975	85,261
City National Corp.	1,105	83,715
Investors Bancorp, Inc.	7,420	81,991
Umpqua Holdings Corp.	4,520	80,998
BankUnited, Inc.	2,260	75,665
Synovus Financial Corp.	3,090	75,334
FirstMerit Corp.	3,758	74,221
First Niagara Financial Group, Inc.	8,251	72,114
UMB Financial Corp.	1,125	71,314
Hancock Holding Co.	1,993	70,393
Associated Banc-Corp.	3,871	69,988
Webster Financial Corp.	2,213	69,798
Bank of the Ozarks, Inc.	2,070	69,242
First Horizon National Corp.	5,743	68,112
TCF Financial Corp.	4,133	67,657
Bank of Hawaii Corp.	1,141	66,965
BancorpSouth, Inc.	2,577	63,317
Fulton Financial Corp.	5,055	62,631
Texas Capital Bancshares, Inc.*	1,160	62,582
PrivateBancorp, Inc. — Class A	2,147	62,392
United Bankshares, Inc.	1,920	62,074
Glacier Bancorp, Inc.	2,140	60,733
IBERIABANK Corp.	874	60,472
Home BancShares, Inc.	1,840	60,389
Wintrust Financial Corp.	1,312	60,352
FNB Corp.	4,702	60,280
Western Alliance Bancorporation*	2,480	59,024
Cathay General Bancorp	2,300	58,788
Susquehanna Bancshares, Inc.	5,556	58,671
First Financial Bankshares, Inc.	1,850	58,035
Valley National Bancorp	5,803	57,508
CVB Financial Corp.	3,390	54,342
Trustmark Corp.	2,160	53,330
National Penn Bancshares, Inc.	4,720	49,938
Community Bank System, Inc.	1,370	49,594
MB Financial, Inc.	1,830	49,502
Old National Bancorp	3,460	49,409
Westamerica Bancorporation	930	48,620
First Midwest Bancorp, Inc.	2,740	46,662
BBCN Bancorp, Inc.	2,890	46,096
United Community Banks, Inc.	2,520	41,252
Total Regional Banks		5,141,133
Diversified Banks - 38.2%
Wells Fargo & Co.	8,275	434,933
JPMorgan Chase & Co.	7,505	432,438
Bank of America Corp.	27,745	426,441
Citigroup, Inc.	8,858	417,212
U.S. Bancorp	8,423	364,884
Itau Unibanco Holding S.A. ADR	10,353	148,873
Banco Bradesco S.A. ADR	8,941	129,823
ICICI Bank Ltd. ADR	2,545	126,996
Credicorp Ltd.	805	125,153
Comerica, Inc.	2,470	123,895
HSBC Holdings plc ADR	2,380	120,904
HDFC Bank Ltd. ADR	2,541	118,970
Toronto-Dominion Bank	2,300	118,243
Bank of Montreal	1,596	117,450
Royal Bank of Canada	1,638	117,002
Grupo Financiero Santander Mexico SAB de CV ADR	8,680	115,270
Banco Santander S.A. ADR	11,047	115,110
Banco Santander Brasil S.A. ADR	16,609	114,934
Bank of Nova Scotia	1,690	112,554
Canadian Imperial Bank of Commerce	1,225	111,451
Bancolombia S.A. ADR	1,925	111,265
Banco Bilbao Vizcaya Argentaria S.A. ADR	8,267	105,570
Barclays plc ADR	7,211	105,353
Total Diversified Banks		4,214,724
Asset Management & Custody Banks - 6.0%
Bank of New York Mellon Corp.	7,364	276,003
State Street Corp.	3,310	222,631
Northern Trust Corp.	2,530	162,451
Total Asset Management & Custody Banks		661,085
Diversified Capital Markets - 2.9%
Deutsche Bank AG	3,108	109,339
UBS AG	5,806	106,366
Credit Suisse Group AG ADR	3,662	103,891
Total Diversified Capital Markets		319,596
Consumer Finance - 2.6%
Capital One Financial Corp.	3,450	284,970

Other Diversified Financial Services - 2.1%
Voya Financial, Inc.	3,440	125,009
ING Groep N.V. ADR*	7,640	107,113
Total Other Diversified Financial Services		232,122
Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp, Inc.	6,867	109,735
Total Common Stocks
(Cost $6,055,867)		10,963,365

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.3%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$15,357	$15,357
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	13,822	13,822
Total Repurchase Agreements
(Cost $29,179)		29,179
Total Investments - 99.8%
(Cost $6,085,046)		$10,992,544
Other Assets & Liabilities, net - 0.2%		24,739
Total Net Assets - 100.0%		$11,017,283

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 98.6%
Specialty Chemicals - 19.0%
Ecolab, Inc.	10,364	$1,153,929
PPG Industries, Inc.	5,240	1,101,186
Sherwin-Williams Co.	4,423	915,163
Sigma-Aldrich Corp.	6,801	690,165
Celanese Corp. — Class A	9,747	626,537
Ashland, Inc.	5,457	593,394
International Flavors & Fragrances, Inc.	5,561	579,901
WR Grace & Co.*	5,755	544,020
Valspar Corp.	6,605	503,235
RPM International, Inc.	10,731	495,558
Albemarle Corp.	6,721	480,552
NewMarket Corp.	1,200	470,532
Rockwood Holdings, Inc.	6,116	464,755
PolyOne Corp.	9,530	401,594
Cytec Industries, Inc.	3,748	395,114
Sensient Technologies Corp.	6,100	339,892
Chemtura Corp.*	12,290	321,138
HB Fuller Co.	6,300	303,030
Minerals Technologies, Inc.	4,600	301,668
Flotek Industries, Inc.*	8,400	270,144
Total Specialty Chemicals		10,951,507
Gold - 10.7%
Barrick Gold Corp.	47,909	876,735
Newmont Mining Corp.	28,826	733,333
Goldcorp, Inc.	25,042	698,922
Agnico Eagle Mines Ltd.	14,545	557,074
Randgold Resources Ltd. ADR	5,779	488,903
Franco-Nevada Corp.	8,261	473,686
AngloGold Ashanti Ltd. ADR*	27,500	473,275
Royal Gold, Inc.	6,128	466,463
Cia de Minas Buenaventura S.A. ADR	39,344	464,653
Eldorado Gold Corp.	60,192	459,867
Yamana Gold, Inc.	55,204	453,777
Total Gold		6,146,688
Steel - 10.3%
Vale S.A. ADR	67,837	897,483
Nucor Corp.	15,682	772,339
Reliance Steel & Aluminum Co.	6,512	480,000
Allegheny Technologies, Inc.	10,186	459,389
ArcelorMittal[1]	30,724	458,709
United States Steel Corp.	15,484	403,203
Steel Dynamics, Inc.	22,426	402,547
Gerdau S.A. ADR	66,160	389,682
Carpenter Technology Corp.	5,900	373,175
Worthington Industries, Inc.	8,150	350,776
Cliffs Natural Resources, Inc.[1]	20,815	313,266
Commercial Metals Co.	16,220	280,768
AK Steel Holding Corp.*,1	28,893	229,988
Walter Energy, Inc.[1]	23,223	126,565
Total Steel		5,937,890
Diversified Metals & Mining - 9.2%
Freeport-McMoRan Copper & Gold, Inc.	34,607	1,263,156
Southern Copper Corp.	33,654	1,022,072
BHP Billiton Ltd. ADR	9,405	643,772
Rio Tinto plc ADR	11,705	635,347
Teck Resources Ltd. — Class B	20,153	460,093
BHP Billiton plc ADR	6,150	401,165
Compass Minerals International, Inc.	3,810	364,769
US Silica Holdings, Inc.	6,531	362,079
Molycorp, Inc.*,1	58,527	150,414
Total Diversified Metals & Mining		5,302,867
Diversified Chemicals - 8.9%
Dow Chemical Co.	30,038	1,545,755
EI du Pont de Nemours & Co.	22,954	1,502,110
Eastman Chemical Co.	8,142	711,204
FMC Corp.	8,197	583,544
Huntsman Corp.	18,358	515,860
Olin Corp.	10,512	282,983
Total Diversified Chemicals		5,141,456
Fertilizers & Agricultural Chemicals - 8.2%
Monsanto Co.	12,943	1,614,509
Mosaic Co.	17,522	866,463
CF Industries Holdings, Inc.	2,954	710,526
Potash Corporation of Saskatchewan, Inc.	18,650	707,954
Agrium, Inc.	5,093	466,672
Scotts Miracle-Gro Co. — Class A	6,440	366,178
Total Fertilizers & Agricultural Chemicals		4,732,302
Paper Packaging - 6.7%
Rock-Tenn Co. — Class A	5,305	560,155
MeadWestvaco Corp.	12,310	544,841
Sealed Air Corp.	15,844	541,389
Packaging Corporation of America	7,450	532,601
Avery Dennison Corp.	8,700	445,875
Sonoco Products Co.	9,740	427,878
Bemis Company, Inc.	9,858	400,826
Graphic Packaging Holding Co.*	33,630	393,471
Total Paper Packaging		3,847,036
Commodity Chemicals - 5.7%
LyondellBasell Industries N.V. — Class A	14,362	1,402,449
Westlake Chemical Corp.	7,970	667,567
Methanex Corp.	7,220	446,052
Cabot Corp.	6,500	376,935
Axiall Corp.	7,590	358,779
Total Commodity Chemicals		3,251,782
Industrial Gases - 5.0%
Praxair, Inc.	9,301	1,235,545
Air Products & Chemicals, Inc.	8,334	1,071,919
Airgas, Inc.	5,231	569,708
Total Industrial Gases		2,877,172
Construction Materials - 4.4%
Cemex SAB de CV ADR*	49,886	659,992
Vulcan Materials Co.	8,928	569,160
Martin Marietta Materials, Inc.	3,761	496,640
Eagle Materials, Inc.	4,670	440,288
Texas Industries, Inc.*	3,570	329,725
Total Construction Materials		2,495,805
Metal & Glass Containers - 3.5%
Ball Corp.	9,512	596,212

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Metal & Glass Containers - 3.5% (continued)
Crown Holdings, Inc.*	10,471	$521,037
Owens-Illinois, Inc.*	14,053	486,796
AptarGroup, Inc.	6,200	415,462
Total Metal & Glass Containers		2,019,507
Paper Products - 3.1%
International Paper Co.	18,723	944,950
Domtar Corp.	10,920	467,922
KapStone Paper and Packaging Corp.*	11,070	366,749
Total Paper Products		1,779,621
Aluminum - 1.9%
Alcoa, Inc.	57,039	849,311
Kaiser Aluminum Corp.	3,230	235,370
Total Aluminum		1,084,681
Silver - 1.0%
Silver Wheaton Corp.	22,402	588,501
Precious Metals & Minerals - 0.5%
Stillwater Mining Co.*	16,908	296,735
Forest Products - 0.5%
Louisiana-Pacific Corp.*	19,670	295,443
Total Common Stocks
(Cost $35,147,630)		56,748,993
EXCHANGE TRADED FUNDS† - 0.5%
Market Vectors Junior Gold Miners ETF*	7,300	308,498
Total Exchange Traded Funds
(Cost $288,221)		308,498

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$104,671	104,671
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	94,204	94,204
Total Repurchase Agreements
(Cost $198,875)		198,875
SECURITIES LENDING COLLATERAL††,3 - 1.6%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	509,709	509,709
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	375,576	375,576
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	21,365	21,365
Total Securities Lending Collateral
(Cost $906,650)		906,650
Total Investments - 101.0%
(Cost $36,541,376)		$58,163,016
Other Assets & Liabilities, net - (1.0)%		(584,647)
Total Net Assets - 100.0%		$57,578,369

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Biotechnology - 85.2%
Gilead Sciences, Inc.*	340,192	$28,205,318
Amgen, Inc.	198,954	23,550,185
Biogen Idec, Inc.*	68,201	21,504,457
Celgene Corp.*	246,514	21,170,622
Alexion Pharmaceuticals, Inc.*	85,074	13,292,813
Vertex Pharmaceuticals, Inc.*	139,752	13,231,719
Regeneron Pharmaceuticals, Inc.*	44,119	12,462,294
Incyte Corporation Ltd.*	138,369	7,809,546
BioMarin Pharmaceutical, Inc.*	119,774	7,451,141
Idenix Pharmaceuticals, Inc.*,1	265,701	6,403,394
Pharmacyclics, Inc.*	69,300	6,216,903
Medivation, Inc.*	78,670	6,063,884
MannKind Corp.*,1	544,200	5,980,758
Alkermes plc*	117,663	5,921,979
OPKO Health, Inc.*,1	662,840	5,859,506
Cubist Pharmaceuticals, Inc.*	81,232	5,671,618
Seattle Genetics, Inc.*,1	136,544	5,222,808
Alnylam Pharmaceuticals, Inc.*	82,343	5,201,607
InterMune, Inc.*	117,035	5,167,095
Synageva BioPharma Corp.*	49,000	5,135,200
Isis Pharmaceuticals, Inc.*,1	148,780	5,125,471
Intercept Pharmaceuticals, Inc.*	21,600	5,111,208
Myriad Genetics, Inc.*,1	128,280	4,992,658
United Therapeutics Corp.*	54,642	4,835,271
Cepheid*	96,676	4,634,647
NPS Pharmaceuticals, Inc.*	138,669	4,583,010
Grifols S.A. ADR	100,516	4,427,730
Intrexon Corp.*,1	155,200	3,900,176
Ironwood Pharmaceuticals, Inc. — Class A*	246,656	3,781,236
ACADIA Pharmaceuticals, Inc.*,1	161,633	3,651,289
Puma Biotechnology, Inc.*	55,286	3,648,876
Exact Sciences Corp.*,1	188,055	3,202,577
Agios Pharmaceuticals, Inc.*	67,804	3,106,779
Arena Pharmaceuticals, Inc.*,1	525,829	3,081,358
PDL BioPharma, Inc.[1]	316,937	3,067,950
Keryx Biopharmaceuticals, Inc.*,1	197,860	3,043,087
Dyax Corp.*	314,500	3,019,200
Celldex Therapeutics, Inc.*	177,180	2,891,578
Acorda Therapeutics, Inc.*	84,458	2,847,079
Insys Therapeutics, Inc.*,1	91,100	2,845,053
Clovis Oncology, Inc.*	68,000	2,815,880
Ligand Pharmaceuticals, Inc. — Class B*	43,451	2,706,563
Halozyme Therapeutics, Inc.*	273,740	2,704,551
ARIAD Pharmaceuticals, Inc.*,1	420,845	2,680,783
Sarepta Therapeutics, Inc.*,1	87,631	2,610,527
Neurocrine Biosciences, Inc.*	174,200	2,585,128
Organovo Holdings, Inc.*,1	302,480	2,525,708
Sangamo BioSciences, Inc.*	160,560	2,451,751
ImmunoGen, Inc.*,1	198,700	2,354,595
NewLink Genetics Corp.*,1	87,900	2,333,745
Aegerion Pharmaceuticals, Inc.*	72,200	2,316,898
Emergent Biosolutions, Inc.*	100,400	2,254,984
Orexigen Therapeutics, Inc.*,1	352,900	2,180,922
Arrowhead Research Corp.*	151,881	2,173,417
KYTHERA Biopharmaceuticals, Inc.*	54,100	2,075,817
Vanda Pharmaceuticals, Inc.*	118,800	1,922,184
Momenta Pharmaceuticals, Inc.*	155,300	1,876,024
Insmed, Inc.*	93,270	1,863,535
Repligen Corp.*	59,900	1,365,121
AMAG Pharmaceuticals, Inc.*	64,900	1,344,728
Receptos, Inc.*	30,400	1,295,040
TESARO, Inc.*	41,578	1,293,492
Raptor Pharmaceutical Corp.*,1	103,532	1,195,795
Novavax, Inc.*	257,000	1,187,340
Acceleron Pharma, Inc.*	34,100	1,158,377
Exelixis, Inc.*,1	339,000	1,149,210
XOMA Corp.*	246,200	1,130,058
Ophthotech Corp.*	26,300	1,112,753
Total Biotechnology		341,984,006
Life Sciences Tools & Services - 9.6%
Illumina, Inc.*	67,346	12,023,954
Quintiles Transnational Holdings, Inc.*	123,119	6,561,012
QIAGEN N.V.*,1	200,900	4,912,005
Techne Corp.	50,380	4,663,677
Bio-Rad Laboratories, Inc. — Class A*	37,980	4,546,586
Charles River Laboratories International, Inc.*	73,466	3,931,900
Affymetrix, Inc.*	224,000	1,995,840
Total Life Sciences Tools & Services		38,634,974
Pharmaceuticals - 4.6%
Theravance Biopharma, Inc.*,1	186,500	5,945,620
Theravance, Inc.*,1	163,264	4,862,002
Medicines Co.*	118,650	3,447,969
Nektar Therapeutics*	247,980	3,179,104
Endocyte, Inc.*,1	194,229	1,279,969
Total Pharmaceuticals		18,714,664
Total Common Stocks
(Cost $211,444,076)		399,333,644
RIGHTS - 0.0%
Chelsea Therapeutics International
Expires 12/31/17*,††,1	263,700	21,096
Clinical Data, Inc.
Expires 12/31/20*,†††,2	24,000	–
Total Rights
(Cost $19,745)		21,096

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 1.2%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$2,465,019	$2,465,019
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	2,218,517	2,218,517
Total Repurchase Agreements
(Cost $4,683,536)		4,683,536
SECURITIES LENDING COLLATERAL††,4 - 17.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	38,787,293	38,787,293
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	28,580,110	28,580,110
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	1,625,800	1,625,800
Total Securities Lending Collateral
(Cost $68,993,203)		68,993,203
Total Investments - 117.8%
(Cost $285,140,560)		$473,031,479
Other Assets & Liabilities, net - (17.8)%		(71,604,511)
Total Net Assets - 100.0%		$401,426,968

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Illiquid security.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Packaged Foods & Meats - 31.0%
Mondelez International, Inc. — Class A	156,370	$5,881,076
Kraft Foods Group, Inc.	73,800	4,424,310
General Mills, Inc.	78,137	4,105,318
Kellogg Co.	53,620	3,522,834
Hershey Co.	35,192	3,426,645
Keurig Green Mountain, Inc.	26,974	3,361,230
Mead Johnson Nutrition Co. — Class A	35,449	3,302,783
Campbell Soup Co.	61,117	2,799,770
Tyson Foods, Inc. — Class A	72,195	2,710,200
Hormel Foods Corp.	54,286	2,679,014
ConAgra Foods, Inc.	83,982	2,492,586
JM Smucker Co.	23,131	2,465,071
McCormick & Company, Inc.	31,539	2,257,877
Pilgrim's Pride Corp.*	75,200	2,057,472
Hillshire Brands Co.	32,740	2,039,702
BRF S.A. ADR	79,780	1,939,452
Unilever N.V.[1]	42,841	1,874,722
WhiteWave Foods Co. — Class A*	53,900	1,744,743
Flowers Foods, Inc.	75,392	1,589,263
Hain Celestial Group, Inc.*	17,480	1,551,175
Pinnacle Foods, Inc.	44,400	1,460,760
TreeHouse Foods, Inc.*	16,101	1,289,207
Lancaster Colony Corp.	12,600	1,199,016
Sanderson Farms, Inc.	11,500	1,117,800
Post Holdings, Inc.*	21,500	1,094,565
B&G Foods, Inc. — Class A	29,300	957,817
Dean Foods Co.	53,440	940,010
Total Packaged Foods & Meats		64,284,418
Household Products - 14.3%
Procter & Gamble Co.	135,260	10,630,083
Colgate-Palmolive Co.	85,249	5,812,277
Kimberly-Clark Corp.	42,922	4,773,785
Clorox Co.	27,667	2,528,764
Church & Dwight Company, Inc.	32,566	2,277,992
Energizer Holdings, Inc.	16,765	2,045,833
Spectrum Brands Holdings, Inc.	18,900	1,625,967
Total Household Products		29,694,701
Soft Drinks - 13.8%
Coca-Cola Co.	242,126	10,256,457
PepsiCo, Inc.	96,837	8,651,418
Coca-Cola Enterprises, Inc.	54,994	2,627,613
Monster Beverage Corp.*	35,753	2,539,536
Dr Pepper Snapple Group, Inc.	42,801	2,507,283
Fomento Economico Mexicano SAB de CV ADR	21,393	2,003,454
Total Soft Drinks		28,585,761
Tobacco - 12.6%
Philip Morris International, Inc.	97,997	8,262,127
Altria Group, Inc.	161,100	6,756,534
Reynolds American, Inc.	69,833	4,214,422
Lorillard, Inc.	56,931	3,471,083
British American Tobacco plc ADR	13,900	1,655,212
Vector Group Ltd.[1]	51,200	1,058,816
Universal Corp.	15,000	830,250
Total Tobacco		26,248,444
Food Retail - 6.9%
Kroger Co.	76,287	3,770,866
Whole Foods Market, Inc.	68,114	2,631,244
Safeway, Inc.	60,365	2,072,934
Sprouts Farmers Market, Inc.*	51,900	1,698,168
Casey's General Stores, Inc.	16,823	1,182,489
SUPERVALU, Inc.*	134,082	1,102,154
Susser Holdings Corp.*	12,100	976,712
Fresh Market, Inc.*	27,320	914,400
Total Food Retail		14,348,967
Personal Products - 5.3%
Estee Lauder Companies, Inc. — Class A	51,856	3,850,826
Herbalife Ltd.[1]	29,014	1,872,564
Coty, Inc. — Class A	109,300	1,872,309
Avon Products, Inc.	126,512	1,848,340
Nu Skin Enterprises, Inc. — Class A	20,830	1,540,587
Total Personal Products		10,984,626
Agricultural Products - 4.6%
Archer-Daniels-Midland Co.	90,103	3,974,444
Bunge Ltd.	32,496	2,457,997
Ingredion, Inc.	22,974	1,723,969
Darling Ingredients, Inc.*	67,068	1,401,721
Total Agricultural Products		9,558,131
Brewers - 4.3%
Molson Coors Brewing Co. — Class B	37,324	2,767,948
Anheuser-Busch InBev N.V. ADR	21,412	2,461,095
AMBEV S.A. ADR	331,300	2,332,352
Boston Beer Company, Inc. — Class A*,1	5,700	1,274,064
Total Brewers		8,835,459
Distillers & Vintners - 4.0%
Brown-Forman Corp. — Class B	34,920	3,288,417
Constellation Brands, Inc. — Class A*	35,144	3,097,241
Diageo plc ADR	14,720	1,873,414
Total Distillers & Vintners		8,259,072
Food Distributors - 2.7%
Sysco Corp.	91,505	3,426,862
United Natural Foods, Inc.*	20,430	1,329,993
Andersons, Inc.	17,000	876,860
Total Food Distributors		5,633,715
Total Common Stocks
(Cost $143,220,960)		206,433,294

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$440,254	440,254
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	396,228	396,228
Total Repurchase Agreements
(Cost $836,482)		836,482

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 2.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	$2,341,430	$2,341,430
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	1,725,264	1,725,264
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	98,143	98,143
Total Securities Lending Collateral
(Cost $4,164,837)		4,164,837
Total Investments - 101.9%
(Cost $148,222,279)		$211,434,613
Other Assets & Liabilities, net - (1.9)%		(3,970,661)
Total Net Assets - 100.0%		$207,463,952

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Semiconductors - 83.8%
Intel Corp.	60,180	$1,859,563
Texas Instruments, Inc.	21,359	1,020,748
Micron Technology, Inc.*	26,560	875,152
Broadcom Corp. — Class A	17,374	644,923
Taiwan Semiconductor Manufacturing Company Ltd. ADR	27,157	580,888
Analog Devices, Inc.	10,735	580,441
Xilinx, Inc.	10,866	514,070
Linear Technology Corp.	10,127	476,678
Altera Corp.	13,697	476,108
Avago Technologies Ltd.	6,450	464,852
NXP Semiconductor N.V.*	6,947	459,752
NVIDIA Corp.	24,117	447,129
Microchip Technology, Inc.	9,105	444,415
Maxim Integrated Products, Inc.	12,801	432,802
Skyworks Solutions, Inc.	9,065	425,692
First Solar, Inc.*	5,648	401,347
Freescale Semiconductor Ltd.*	16,090	378,115
Canadian Solar, Inc.*	11,974	374,307
Cree, Inc.*	7,238	361,538
SunPower Corp. — Class A*	8,733	357,878
ARM Holdings plc ADR	7,043	318,625
Marvell Technology Group Ltd.	21,445	307,307
JinkoSolar Holding Company Ltd. ADR*	10,088	304,355
Trina Solar Ltd. ADR*,1	23,132	296,784
ON Semiconductor Corp.*	31,622	289,025
Atmel Corp.*	30,558	286,328
Yingli Green Energy Holding Company Ltd. ADR*,1	72,112	269,699
Synaptics, Inc.*	2,945	266,935
JA Solar Holdings Company Ltd. ADR*,1	24,104	261,769
Mellanox Technologies Ltd.*	6,826	237,954
RF Micro Devices, Inc.*	24,457	234,543
TriQuint Semiconductor, Inc.*	14,654	231,680
Microsemi Corp.*	8,568	229,280
Cavium, Inc.*	4,570	226,946
Integrated Device Technology, Inc.*	14,543	224,835
Hittite Microwave Corp.	2,860	222,937
Silicon Laboratories, Inc.*	4,313	212,415
International Rectifier Corp.*	7,176	200,210
Fairchild Semiconductor International, Inc. — Class A*	12,819	199,976
Intersil Corp. — Class A	13,181	197,056
Power Integrations, Inc.	3,273	188,328
Cypress Semiconductor Corp.	17,091	186,463
Rambus, Inc.*	13,004	185,957
Semtech Corp.*	7,080	185,142
Monolithic Power Systems, Inc.	4,360	184,646
Cirrus Logic, Inc.*	7,471	169,891
Spansion, Inc. — Class A*	7,560	159,289
OmniVision Technologies, Inc.*	7,007	154,014
Ambarella, Inc.*,1	4,670	145,611
Total Semiconductors		18,154,398
Semiconductor Equipment - 15.8%
Applied Materials, Inc.	33,738	760,792
KLA-Tencor Corp.	7,054	512,403
Lam Research Corp.	7,091	479,210
SunEdison, Inc.*	13,714	309,936
ASML Holding N.V.	3,224	300,702
Teradyne, Inc.	14,375	281,750
GT Advanced Technologies, Inc.*	12,511	232,705
Amkor Technology, Inc.*	20,300	226,954
Veeco Instruments, Inc.*	5,028	187,343
Advanced Energy Industries, Inc.*	6,689	128,763
Total Semiconductor Equipment		3,420,558
Total Common Stocks
(Cost $17,072,399)		21,574,956

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.3%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$142,835	142,835
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	128,551	128,551
Total Repurchase Agreements
(Cost $271,386)		271,386
SECURITIES LENDING COLLATERAL††,3 - 3.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	408,277	408,277
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	300,835	300,835
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	17,113	17,113
Total Securities Lending Collateral
(Cost $726,225)		726,225
Total Investments - 104.2%
(Cost $18,070,010)		$22,572,567
Other Assets & Liabilities, net - (4.2)%		(912,845)
Total Net Assets - 100.0%		$21,659,722

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 67.0%
Energy - 13.9%
Petroleo Brasileiro S.A. ADR	46,016	$719,690
Sasol Ltd. ADR	11,401	674,027
CNOOC Ltd. ADR	3,617	648,492
PetroChina Company Ltd. ADR	4,748	596,111
China Petroleum & Chemical Corp. ADR	5,742	545,662
Petroleo Brasileiro S.A. ADR	33,498	490,076
Ultrapar Participacoes S.A. ADR	9,516	224,578
Ecopetrol S.A. ADR	5,552	200,150
YPF S.A. ADR	4,337	141,733
Total Energy		4,240,519
Information Technology - 13.6%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	82,845	1,772,054
Baidu, Inc. ADR*	6,148	1,148,508
Infosys Ltd. ADR	10,847	583,244
Advanced Semiconductor Engineering, Inc. ADR	27,578	179,257
Qihoo 360 Technology Company Ltd. ADR*	1,871	172,207
LG Display Company Ltd. ADR*	9,985	157,463
Wipro Ltd. ADR	13,214	157,114
Total Information Technology		4,169,847
Financials - 12.0%
Itau Unibanco Holding S.A. ADR	62,131	893,442
Banco Bradesco S.A. ADR	47,341	687,391
Shinhan Financial Group Company Ltd. ADR	10,672	489,418
China Life Insurance Company Ltd. ADR	11,164	437,740
HDFC Bank Ltd. ADR	8,767	410,471
ICICI Bank Ltd. ADR	6,332	315,967
KB Financial Group, Inc. ADR	8,695	302,238
Bancolombia S.A. ADR	2,544	147,043
Total Financials		3,683,710
Telecommunication Services - 11.8%
China Mobile Ltd. ADR	23,522	1,143,405
America Movil SAB de CV ADR	48,116	998,407
Chunghwa Telecom Company Ltd. ADR	8,554	274,242
Mobile Telesystems OJSC ADR	11,393	224,898
Telekomunikasi Indonesia Persero Tbk PT ADR	4,991	207,925
SK Telecom Company Ltd. ADR	8,014	207,883
China Unicom Hong Kong Ltd. ADR	10,086	154,618
China Telecom Corporation Ltd. ADR	3,123	152,871
Telefonica Brasil S.A. ADR	6,530	133,930
Philippine Long Distance Telephone Co. ADR	1,930	130,043
Total Telecommunication Services		3,628,222
Materials - 6.8%
Vale S.A. ADR	45,619	542,866
POSCO ADR	6,985	519,963
Vale S.A. ADR	28,960	383,141
Cemex SAB de CV ADR*	27,321	361,457
AngloGold Ashanti Ltd. ADR*	9,048	155,716
Sesa Sterlite Ltd. ADR	7,005	135,617
Total Materials		2,098,760
Consumer Staples - 5.2%
AMBEV S.A. ADR	102,416	721,009
Fomento Economico Mexicano SAB de CV ADR	4,231	396,233
BRF S.A. ADR	14,530	353,224
Cia Brasileira de Distribuicao ADR	2,975	137,832
Total Consumer Staples		1,608,298
Consumer Discretionary - 2.1%
Grupo Televisa SAB ADR	8,689	298,119
Ctrip.com International Ltd. ADR*	2,913	186,549
Tata Motors Ltd. ADR	4,231	165,263
Total Consumer Discretionary		649,931
Utilities - 1.2%
Korea Electric Power Corp. ADR	11,558	212,668
Enersis S.A. ADR	8,617	145,196
Total Utilities		357,864
Industrials - 0.4%
Embraer S.A. ADR	3,666	133,552
Total Common Stocks
(Cost $20,355,615)		20,570,703

	Face Amount
REPURCHASE AGREEMENT††,1 - 18.6%
Credit Suisse Group issued 06/30/14 at 0.01% due 07/01/14[2]	$5,711,789	5,711,789
Total Repurchase Agreement
(Cost $5,711,789)		5,711,789
Total Investments - 85.6%
(Cost $26,067,404)		$26,282,492
Other Assets & Liabilities, net - 14.4%		4,408,596
Total Net Assets - 100.0%		$30,691,088

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $2,445,410)	47	$(7,571)

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2014 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 07/29/14 [3] (Notional Value $38,447,828)	15,656	$80,294

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.
ADR — American Depositary Receipt

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 5.2%
PowerShares Emerging Markets Sovereign Debt Portfolio	20,000	$583,200
iShares JP Morgan USD Emerging Markets Bond ETF	5,000	576,350
Total Exchange Traded Funds
(Cost $1,165,323)		1,159,550

	Face Amount
REPURCHASE AGREEMENTS††,1 - 71.2%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$8,500,691	8,500,691
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	4,608,543	4,608,543
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	2,198,472	2,198,472
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	682,572	682,572
Total Repurchase Agreements
(Cost $15,990,278)		15,990,278
Total Investments - 76.4%
(Cost $17,155,601)		$17,149,828
Other Assets & Liabilities, net - 23.6%		5,309,881
Total Net Assets - 100.0%		$22,459,709

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $11,012,375)	88	$59,627
September 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $17,437,875)	146	43,673
(Total Aggregate Value of Contracts $28,450,250)		$103,300

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,2

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.EM-21 Index	Barclays Bank plc	5.00%	06/20/19	$26,400,000	$(29,533,152)	$2,855,545	$294,614

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Credit Default Swaps — See Note 8.
plc — Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas Exploration & Production - 40.5%
ConocoPhillips	33,149	$2,841,863
EOG Resources, Inc.	19,026	2,223,377
Anadarko Petroleum Corp.	18,701	2,047,198
Apache Corp.	17,280	1,738,714
Pioneer Natural Resources Co.	6,865	1,577,646
Devon Energy Corp.	19,801	1,572,199
Continental Resources, Inc.*	9,631	1,522,083
Noble Energy, Inc.	18,806	1,456,713
Marathon Oil Corp.	35,755	1,427,340
Chesapeake Energy Corp.	40,285	1,252,058
Antero Resources Corp.*	17,720	1,162,964
Concho Resources, Inc.*	7,701	1,112,795
EQT Corp.	10,340	1,105,346
Southwestern Energy Co.*	23,965	1,090,168
Range Resources Corp.	11,796	1,025,662
Cabot Oil & Gas Corp.	29,670	1,012,934
Cimarex Energy Co.	6,795	974,811
Murphy Oil Corp.	14,438	959,838
Encana Corp.	36,744	871,200
Whiting Petroleum Corp.*	10,686	857,552
Canadian Natural Resources Ltd.	17,862	820,044
Cobalt International Energy, Inc.*	40,710	747,029
Denbury Resources, Inc.	38,391	708,698
Newfield Exploration Co.*	16,029	708,482
QEP Resources, Inc.	20,462	705,939
Energen Corp.	7,790	692,375
Oasis Petroleum, Inc.*	11,950	667,886
SM Energy Co.	7,868	661,699
Energy XXI Bermuda Ltd.	27,970	660,931
Gulfport Energy Corp.*	9,910	622,348
WPX Energy, Inc.*	25,943	620,297
Laredo Petroleum, Inc.*	19,280	597,294
Athlon Energy, Inc.*	12,500	596,250
Ultra Petroleum Corp.*	19,962	592,672
CNOOC Ltd. ADR	3,300	591,657
Talisman Energy, Inc.	55,788	591,353
Diamondback Energy, Inc.*	6,580	584,304
LinnCo LLC	18,100	566,349
Kodiak Oil & Gas Corp.*	38,109	554,486
SandRidge Energy, Inc.*,1	73,041	522,243
Rosetta Resources, Inc.*	9,330	511,751
Carrizo Oil & Gas, Inc.*	7,210	499,365
Stone Energy Corp.*	9,580	448,248
Matador Resources Co.*	14,200	415,776
Bonanza Creek Energy, Inc.*	7,100	406,049
PDC Energy, Inc.*	6,280	396,582
Magnum Hunter Resources Corp.*	41,800	342,760
Comstock Resources, Inc.	11,400	328,776
Bill Barrett Corp.*	11,700	313,326
Penn Virginia Corp.*	18,100	306,795
Goodrich Petroleum Corp.*,1	10,590	292,284
Total Oil & Gas Exploration & Production		44,906,509
Oil & Gas Equipment & Services - 17.8%
Schlumberger Ltd.	30,088	3,548,879
Halliburton Co.	30,650	2,176,456
National Oilwell Varco, Inc.	20,294	1,671,211
Baker Hughes, Inc.	21,405	1,593,602
FMC Technologies, Inc.*	17,216	1,051,381
Cameron International Corp.*	15,311	1,036,708
Weatherford International plc*	42,248	971,704
Oceaneering International, Inc.	10,224	798,801
Core Laboratories N.V.	4,597	767,975
Superior Energy Services, Inc.	18,178	656,953
Tenaris S.A. ADR	13,179	621,390
Dresser-Rand Group, Inc.*	9,440	601,611
Dril-Quip, Inc.*	5,330	582,249
CARBO Ceramics, Inc.	3,440	530,173
Oil States International, Inc.*	7,787	499,069
Exterran Holdings, Inc.	10,700	481,393
Bristow Group, Inc.	5,800	467,596
Tidewater, Inc.	8,300	466,045
Helix Energy Solutions Group, Inc.*	17,680	465,161
McDermott International, Inc.*,1	47,553	384,704
Hornbeck Offshore Services, Inc.*	7,650	358,938
Total Oil & Gas Equipment & Services		19,731,999
Integrated Oil & Gas - 16.7%
Exxon Mobil Corp.	55,987	5,636,770
Chevron Corp.	33,476	4,370,291
Occidental Petroleum Corp.	24,036	2,466,815
Hess Corp.	15,592	1,541,893
Petroleo Brasileiro S.A. ADR	79,012	1,155,946
BP plc ADR	20,426	1,077,472
Royal Dutch Shell plc ADR	10,567	870,404
Suncor Energy, Inc.	18,971	808,734
YPF S.A. ADR	17,800	581,704
Total Integrated Oil & Gas		18,510,029
Oil & Gas Storage & Transportation - 8.6%
Williams Companies, Inc.	32,912	1,915,807
Kinder Morgan, Inc.	46,775	1,696,061
Spectra Energy Corp.	34,870	1,481,278
Cheniere Energy, Inc.*	16,431	1,178,103
ONEOK, Inc.	15,490	1,054,559
Kinder Morgan Management LLC*	11,106	876,628
Targa Resources Corp.	5,050	704,829
Enbridge, Inc.	12,300	583,881
Total Oil & Gas Storage & Transportation		9,491,146
Oil & Gas Drilling - 7.6%
Transocean Ltd.	24,482	1,102,424
Ensco plc — Class A	19,182	1,065,944
Nabors Industries Ltd.	36,263	1,065,044
Helmerich & Payne, Inc.	8,516	988,793
Noble Corporation plc	29,057	975,153
Seadrill Ltd.	21,114	843,504
Diamond Offshore Drilling, Inc.[1]	14,760	732,539
Patterson-UTI Energy, Inc.	17,743	619,940
Rowan Companies plc — Class A	16,944	541,022
Atwood Oceanics, Inc.*	9,670	507,482
Total Oil & Gas Drilling		8,441,845
Oil & Gas Refining & Marketing - 6.5%
Phillips 66	22,472	1,807,422
Valero Energy Corp.	27,098	1,357,609

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Oil & Gas Refining & Marketing - 6.5% (continued)
Marathon Petroleum Corp.	15,736	$1,228,510
HollyFrontier Corp.	17,623	769,949
Tesoro Corp.	12,952	759,894
Western Refining, Inc.	12,210	458,486
PBF Energy, Inc. — Class A	15,400	410,410
Delek US Holdings, Inc.	12,100	341,583
Total Oil & Gas Refining & Marketing		7,133,863
Coal & Consumable Fuels - 1.9%
CONSOL Energy, Inc.	19,466	896,799
Cameco Corp.	31,330	614,381
Peabody Energy Corp.	35,124	574,277
Total Coal & Consumable Fuels		2,085,457
Total Common Stocks
(Cost $74,153,791)		110,300,848

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$311,020	311,020
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	279,918	279,918
Total Repurchase Agreements
(Cost $590,938)		590,938
SECURITIES LENDING COLLATERAL††,3 - 1.4%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	897,143	897,143
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	661,053	661,053
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	37,604	37,604
Total Securities Lending Collateral
(Cost $1,595,800)		1,595,800
Total Investments - 101.5%
(Cost $76,340,529)		$112,487,586
Other Assets & Liabilities, net - (1.5)%		(1,702,232)
Total Net Assets - 100.0%		$110,785,354

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas Equipment & Services - 70.8%
Schlumberger Ltd.	61,582	$7,263,597
Halliburton Co.	62,682	4,451,049
National Oilwell Varco, Inc.	41,606	3,426,254
Baker Hughes, Inc.	43,868	3,265,973
FMC Technologies, Inc.*	35,142	2,146,122
Cameron International Corp.*	31,201	2,112,620
Weatherford International plc*	76,145	1,751,335
Oceaneering International, Inc.	21,120	1,650,106
Superior Energy Services, Inc.	37,288	1,347,588
Core Laboratories N.V.	7,595	1,268,821
RPC, Inc.	53,870	1,265,406
Dresser-Rand Group, Inc.*	19,430	1,238,274
Dril-Quip, Inc.*	11,118	1,214,530
CARBO Ceramics, Inc.	6,993	1,077,761
Forum Energy Technologies, Inc.*	29,180	1,063,027
Oil States International, Inc.*	16,142	1,034,541
Exterran Holdings, Inc.	21,966	988,250
Bristow Group, Inc.	12,020	969,052
Tidewater, Inc.	16,917	949,890
Helix Energy Solutions Group, Inc.*	36,064	948,844
Tenaris S.A. ADR	20,061	945,876
McDermott International, Inc.*,1	97,270	786,914
C&J Energy Services, Inc.*	23,265	785,892
Hornbeck Offshore Services, Inc.*	15,827	742,603
SEACOR Holdings, Inc.*	8,769	721,250
Key Energy Services, Inc.*	75,951	694,192
Basic Energy Services, Inc.*	22,640	661,541
Gulfmark Offshore, Inc. — Class A	13,410	605,864
Newpark Resources, Inc.*	47,300	589,358
Geospace Technologies Corp.*	8,529	469,777
Total Oil & Gas Equipment & Services		46,436,307
Oil & Gas Drilling - 28.8%
Transocean Ltd.[1]	45,604	2,053,549
Helmerich & Payne, Inc.	17,346	2,014,045
Ensco plc — Class A	35,254	1,959,065
Nabors Industries Ltd.	65,968	1,937,480
Noble Corporation plc	52,638	1,766,531
Seadrill Ltd.[1]	36,599	1,462,130
Diamond Offshore Drilling, Inc.[1]	27,490	1,364,329
Patterson-UTI Energy, Inc.	36,343	1,269,824
Rowan Companies plc — Class A	34,677	1,107,237
Unit Corp.*	15,216	1,047,317
Atwood Oceanics, Inc.*	19,653	1,031,389
Precision Drilling Corp.	59,990	849,458
Pioneer Energy Services Corp.*	34,500	605,130
Hercules Offshore, Inc.*	102,070	410,321
Total Oil & Gas Drilling		18,877,805
Total Common Stocks
(Cost $33,949,391)		65,314,112

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$175,841	175,841
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	158,257	158,257
Total Repurchase Agreements
(Cost $334,098)		334,098
SECURITIES LENDING COLLATERAL††,3 - 4.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	1,672,389	1,672,389
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	1,232,287	1,232,287
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	70,099	70,099
Total Securities Lending Collateral
(Cost $2,974,775)		2,974,775
Total Investments - 104.6%
(Cost $37,258,264)		$68,622,985
Other Assets & Liabilities, net - (4.6)%		(3,017,283)
Total Net Assets - 100.0%		$65,605,702

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 53.3%
Financials - 11.7%
HSBC Holdings plc ADR	6,964	$353,770
Banco Santander S.A. ADR[1]	21,605	225,124
BNP Paribas S.A. ADR	4,271	145,321
Allianz SE ADR	8,363	140,406
Banco Bilbao Vizcaya Argentaria S.A. ADR	10,875	138,874
Lloyds Banking Group plc ADR*,1	24,101	123,879
UBS AG	6,726	123,220
Barclays plc ADR	7,300	106,653
ING Groep N.V. ADR*	6,825	95,687
Deutsche Bank AG	2,526	88,865
Zurich Insurance Group AG ADR	2,914	87,711
Credit Suisse Group AG ADR	2,784	78,982
Total Financials		1,708,492
Health Care - 11.3%
Novartis AG ADR	4,751	430,108
Roche Holding AG ADR	10,006	373,224
GlaxoSmithKline plc ADR	4,395	235,045
Sanofi ADR	4,311	229,216
Bayer AG ADR	1,475	208,373
AstraZeneca plc ADR	2,271	168,758
Total Health Care		1,644,724
Consumer Staples - 9.4%
Nestle S.A. ADR	5,661	439,690
British American Tobacco plc ADR	1,712	203,865
Anheuser-Busch InBev N.V. ADR	1,349	155,054
Diageo plc ADR	1,186	150,942
Unilever N.V.	2,846	124,541
Unilever plc ADR	2,393	108,427
Reckitt Benckiser Group plc ADR	6,062	106,085
Tesco plc ADR	5,651	82,787
Total Consumer Staples		1,371,391
Energy - 7.8%
Total S.A. ADR	4,166	300,784
Royal Dutch Shell plc ADR	3,488	287,307
BP plc ADR	5,430	286,433
Eni SpA ADR	2,466	135,383
BG Group plc ADR	6,150	131,303
Total Energy		1,141,210
Materials - 3.7%
BASF SE ADR	1,689	196,769
BHP Billiton Ltd. ADR	1,908	130,602
Rio Tinto plc ADR	2,359	128,046
Air Liquide S.A. ADR	3,011	81,377
Total Materials		536,794
Industrials - 2.7%
Siemens AG ADR	1,538	203,309
Schneider Electric SE ADR	5,338	100,354
ABB Ltd. ADR	4,105	94,497
Total Industrials		398,160
Telecommunication Services - 2.6%
Vodafone Group plc ADR	4,728	157,868
Telefonica S.A. ADR	7,340	125,955
Deutsche Telekom AG ADR	5,272	92,365
Total Telecommunication Services		376,188
Consumer Discretionary - 1.9%
Daimler AG ADR	1,837	171,962
Cie Financiere Richemont S.A. ADR	9,719	101,855
Total Consumer Discretionary		273,817
Information Technology - 1.5%
SAP AG ADR	1,772	136,444
Telefonaktiebolaget LM Ericsson — Class B ADR	6,344	76,636
Total Information Technology		213,080
Utilities - 0.7%
National Grid plc ADR	1,297	96,471
Total Common Stocks
(Cost $6,398,494)		7,760,327
MUTUAL FUNDS†,4 - 20.6%
Guggenheim Strategy Fund I	120,289	3,001,217
Total Mutual Funds
(Cost $3,003,622)		3,001,217

	Face Amount
REPURCHASE AGREEMENTS††,2 - 4.3%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$330,004	330,004
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	178,907	178,907
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	85,346	85,346
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	26,498	26,498
Total Repurchase Agreements
(Cost $620,755)		620,755
SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	58,286	58,286
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	42,948	42,948
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	2,443	2,443
Total Securities Lending Collateral
(Cost $103,677)		103,677
Total Investments - 78.9%
(Cost $10,126,548)		$11,485,976
Other Assets & Liabilities, net - 21.1%		3,065,638
Total Net Assets - 100.0%		$14,551,614

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $10,273,500)	60	$62,323
EQUITY FUTURES CONTRACTS PURCHASED††
September 2014 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $10,330,746)	251	$(89,039)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Investment in a product that is related to the Advisor.
ADR — American Depositary Receipt
plc — Public Limited Company

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 1.1%
Exchange Traded Funds - 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	1,700	161,840
Total Common Stocks
(Cost $160,123)		161,840
MUTUAL FUNDS†,6 - 48.9%
Guggenheim Strategy Fund II	144,448	3,606,870
Guggenheim Strategy Fund I	144,336	3,601,171
Total Mutual Funds
(Cost $7,210,849)		7,208,041

	Face Amount
REPURCHASE AGREEMENTS††,2 - 46.0%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$2,701,662	2,701,662
Credit Suisse Group issued 06/30/14 at 0.01% due 07/01/14[3]	1,700,154	1,700,154
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	1,464,672	1,464,672
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	698,711	698,711
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	216,933	216,933
Total Repurchase Agreements
(Cost $6,782,132)		6,782,132
SECURITIES LENDING COLLATERAL††,4 - 1.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	88,151	88,151
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	64,954	64,954
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	3,695	3,695
Total Securities Lending Collateral
(Cost $156,800)		156,800
Total Investments - 97.1%
(Cost $14,309,904)		$14,308,813
Other Assets & Liabilities, net - 2.9%		433,032
Total Net Assets - 100.0%		$14,741,845

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,781,700)	15	$38,884
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $7,046,813)	59	$(8,908)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse International Credit Suisse Illiquidity Premium Liquid Index Swap September 2014 Swap, Terminating 09/19/14 (Notional Value $6,248,883)	5,187	$23,124
Credit Suisse Capital LLC Credit Suisse Merger Arbitrage Liquid Index Swap September 2014 Swap, Terminating 09/19/14 (Notional Value $3,666,840)	3,233	(6,500)
(Total Notional Value $9,915,723)		$16,624

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,5

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY22 Index	Goldman Sachs International	5.00%	06/20/19	$891,000	$(968,159)	$60,570	$16,759
CDX.NA.HY22 Index	Barclays Bank plc	5.00%	06/20/19	7,029,000	(7,637,697)	486,498	123,537

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as short security collateral at June 30, 2014.
[4]	Securities lending collateral — See Note 5.
[5]	Credit Default Swaps — See Note 8.
[6]	Investment in a product that is related to the Advisor.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Diversified Banks - 13.9%
Wells Fargo & Co.	9,435	$495,904
JPMorgan Chase & Co.	7,623	439,237
Bank of America Corp.	24,425	375,412
Citigroup, Inc.	7,417	349,341
U.S. Bancorp	6,075	263,169
Itau Unibanco Holding S.A. ADR	9,088	130,688
Banco Bradesco S.A. ADR	7,588	110,178
ICICI Bank Ltd. ADR	2,141	106,836
Credicorp Ltd.	670	104,165
HSBC Holdings plc ADR	1,971	100,127
HDFC Bank Ltd. ADR	2,099	98,275
Comerica, Inc.	1,788	89,686
Barclays plc ADR	5,848	85,439
Total Diversified Banks		2,748,457
Asset Management & Custody Banks - 9.5%
BlackRock, Inc. — Class A	701	224,041
Bank of New York Mellon Corp.	5,319	199,356
Franklin Resources, Inc.	3,135	181,328
State Street Corp.	2,388	160,617
Ameriprise Financial, Inc.	1,202	144,240
T. Rowe Price Group, Inc.	1,673	141,218
Invesco Ltd.	3,167	119,554
Northern Trust Corp.	1,823	117,055
Affiliated Managers Group, Inc.*	500	102,700
Legg Mason, Inc.	1,430	73,373
Ares Capital Corp.	3,910	69,833
Waddell & Reed Financial, Inc. — Class A	1,110	69,475
Eaton Vance Corp.	1,700	64,243
American Capital Ltd.*	3,960	60,548
Prospect Capital Corp.[1]	5,370	57,056
Janus Capital Group, Inc.	3,727	46,513
WisdomTree Investments, Inc.*	3,220	39,799
Total Asset Management & Custody Banks		1,870,949
Regional Banks - 8.4%
PNC Financial Services Group, Inc.	2,314	206,062
BB&T Corp.	4,041	159,337
SunTrust Banks, Inc.	3,414	136,765
Fifth Third Bancorp	5,914	126,264
M&T Bank Corp.	969	120,204
Regions Financial Corp.	10,660	113,209
KeyCorp	7,385	105,827
CIT Group, Inc.	1,949	89,186
Huntington Bancshares, Inc.	8,737	83,351
First Republic Bank	1,500	82,485
Signature Bank*	590	74,446
SVB Financial Group*	620	72,304
Zions Bancorporation	2,340	68,960
Cullen/Frost Bankers, Inc.	830	65,919
PacWest Bancorp	1,430	61,733
First Niagara Financial Group, Inc.	5,951	52,012
First Horizon National Corp.	4,147	49,183
Total Regional Banks		1,667,247
Property & Casualty Insurance - 7.1%
Travelers Companies, Inc.	1,793	168,667
Allstate Corp.	2,589	152,026
Chubb Corp.	1,510	139,177
ACE Ltd.	1,342	139,165
Progressive Corp.	4,538	115,084
XL Group plc — Class A	3,359	109,940
Assured Guaranty Ltd.	3,970	97,265
Arch Capital Group Ltd.*	1,640	94,202
Axis Capital Holdings Ltd.	2,090	92,545
Fidelity National Financial, Inc. — Class A	2,720	89,107
Cincinnati Financial Corp.	1,707	82,004
WR Berkley Corp.	1,570	72,707
MBIA, Inc.*	3,690	40,738
Total Property & Casualty Insurance		1,392,627
Retail REITs - 5.8%
Simon Property Group, Inc.	1,289	214,335
General Growth Properties, Inc.	5,754	135,564
Realty Income Corp.	2,104	93,460
Kimco Realty Corp.	3,995	91,805
Macerich Co.	1,372	91,581
Federal Realty Investment Trust	708	85,611
DDR Corp.	4,270	75,280
Regency Centers Corp.	1,230	68,486
Taubman Centers, Inc.	870	65,955
National Retail Properties, Inc.	1,725	64,153
Weingarten Realty Investors	1,840	60,426
Tanger Factory Outlet Centers, Inc.	1,540	53,854
CBL & Associates Properties, Inc.	2,820	53,580
Total Retail REITs		1,154,090
Life & Health Insurance - 5.3%
MetLife, Inc.	4,261	236,740
Prudential Financial, Inc.	2,140	189,967
Aflac, Inc.	2,528	157,368
Principal Financial Group, Inc.	2,295	115,852
Lincoln National Corp.	2,140	110,082
Unum Group	2,543	88,395
Torchmark Corp.	980	80,282
CNO Financial Group, Inc.	3,380	60,164
Total Life & Health Insurance		1,038,850
Investment Banking & Brokerage - 5.2%
Goldman Sachs Group, Inc.	1,556	260,537
Morgan Stanley	7,370	238,272
Charles Schwab Corp.	6,670	179,623
TD Ameritrade Holding Corp.	4,009	125,682
Raymond James Financial, Inc.	1,590	80,661
E*TRADE Financial Corp.*	3,550	75,473
LPL Financial Holdings, Inc.	1,350	67,149
Total Investment Banking & Brokerage		1,027,397
Specialized REITs - 4.8%
American Tower Corp. — Class A	1,980	178,159
Public Storage	948	162,440
Crown Castle International Corp.	1,980	147,035
Weyerhaeuser Co.	4,068	134,610
Plum Creek Timber Company, Inc.	1,875	84,563
Extra Space Storage, Inc.	1,390	74,018
Gaming and Leisure Properties, Inc.	1,730	58,768

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Specialized REITs - 4.8% (continued)
Corrections Corporation of America	1,751	$57,520
Rayonier, Inc.	1,534	54,534
Total Specialized REITs		951,647
Residential REITs - 3.7%
Equity Residential	2,269	142,946
AvalonBay Communities, Inc.	904	128,539
Essex Property Trust, Inc.	561	103,735
UDR, Inc.	2,828	80,966
Camden Property Trust	1,028	73,142
Mid-America Apartment Communities, Inc.	970	70,859
Apartment Investment & Management Co. — Class A	2,010	64,863
American Campus Communities, Inc.	1,550	59,272
Total Residential REITs		724,322
Consumer Finance - 3.6%
American Express Co.	3,130	296,944
Capital One Financial Corp.	2,484	205,178
Discover Financial Services	2,579	159,846
SLM Corp.	6,562	54,530
Total Consumer Finance		716,498
Specialized Finance - 3.5%
CME Group, Inc. — Class A	2,040	144,739
McGraw Hill Financial, Inc.	1,680	139,490
Intercontinental Exchange, Inc.	727	137,330
Moody's Corp.	1,479	129,649
NASDAQ OMX Group, Inc.	2,014	77,781
CBOE Holdings, Inc.	1,240	61,020
Total Specialized Finance		690,009
Multi-Line Insurance - 3.3%
American International Group, Inc.	4,820	263,075
Loews Corp.	2,790	122,788
Hartford Financial Services Group, Inc.	3,311	118,567
Genworth Financial, Inc. — Class A*	5,020	87,348
Assurant, Inc.	970	63,584
Total Multi-Line Insurance		655,362
Office REITs - 3.1%
Boston Properties, Inc.	1,078	127,397
SL Green Realty Corp.	883	96,609
Digital Realty Trust, Inc.	1,443	84,156
Alexandria Real Estate Equities, Inc.	910	70,652
Kilroy Realty Corp.	1,090	67,885
BioMed Realty Trust, Inc.	2,760	60,251
Highwoods Properties, Inc.	1,390	58,311
CommonWealth REIT	2,030	53,430
Total Office REITs		618,691
Multi-Sector Holdings - 3.1%
Berkshire Hathaway, Inc. — Class B*	4,119	521,301
Leucadia National Corp.	3,537	92,740
Total Multi-Sector Holdings		614,041
Reinsurance - 2.9%
Everest Re Group Ltd.	688	110,417
RenaissanceRe Holdings Ltd.	950	101,650
PartnerRe Ltd.	930	101,565
Validus Holdings Ltd.	2,530	96,747
Alleghany Corp.*	190	83,243
Reinsurance Group of America, Inc. — Class A	880	69,432
Total Reinsurance		563,054
Diversified REITs - 2.6%
Vornado Realty Trust	1,262	134,694
American Realty Capital Properties, Inc.	8,155	102,182
WP Carey, Inc.	1,170	75,348
Duke Realty Corp.	4,043	73,421
Liberty Property Trust	1,840	69,791
Spirit Realty Capital, Inc.	5,562	63,184
Total Diversified REITs		518,620
Health Care REITs - 2.6%
Ventas, Inc.	2,014	129,096
Health Care REIT, Inc.	2,059	129,038
HCP, Inc.	3,115	128,899
Senior Housing Properties Trust	2,720	66,069
Omega Healthcare Investors, Inc.	1,760	64,874
Total Health Care REITs		517,976
Mortgage REITs - 2.4%
Annaly Capital Management, Inc.	8,477	96,891
American Capital Agency Corp.	3,614	84,603
Altisource Residential Corp.	3,130	81,474
NorthStar Realty Finance Corp.	4,420	76,820
Starwood Property Trust, Inc.	2,850	67,745
Two Harbors Investment Corp.	5,520	57,850
Total Mortgage REITs		465,383
Insurance Brokers - 2.2%
Marsh & McLennan Companies, Inc.	3,077	159,451
Aon plc	1,503	135,405
Arthur J Gallagher & Co.	1,740	81,084
Brown & Brown, Inc.	2,030	62,341
Total Insurance Brokers		438,281
Thrifts & Mortgage Finance - 1.9%
New York Community Bancorp, Inc.	4,960	79,261
Hudson City Bancorp, Inc.	6,846	67,296
Ocwen Financial Corp.*	1,807	67,040
People's United Financial, Inc.	4,275	64,852
MGIC Investment Corp.*	5,680	52,483
Radian Group, Inc.	3,320	49,169
Total Thrifts & Mortgage Finance		380,101
Hotel & Resort REITs - 1.4%
Host Hotels & Resorts, Inc.	5,468	120,350
RLJ Lodging Trust	2,040	58,936
LaSalle Hotel Properties	1,640	57,876
Sunstone Hotel Investors, Inc.	3,270	48,821
Total Hotel & Resort REITs		285,983
Real Estate Services - 1.2%
CBRE Group, Inc. — Class A*	3,110	99,645
Jones Lang LaSalle, Inc.	570	72,042
Realogy Holdings Corp.*	1,880	70,895
Total Real Estate Services		242,582

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial REITs - 0.9%
Prologis, Inc.	3,266	$134,200
DCT Industrial Trust, Inc.	5,970	49,014
Total Industrial REITs		183,214
Other Diversified Financial Services - 0.5%
Voya Financial, Inc.	2,480	90,123
Diversified Capital Markets - 0.5%
Deutsche Bank AG	2,526	88,865
Specialty Chemicals - 0.1%
Rayonier Advanced Materials, Inc.*	511	19,814
Total Common Stocks
(Cost $12,690,070)		19,664,183

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	$15,713	15,713
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	11,578	11,578
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	659	659
Total Securities Lending Collateral
(Cost $27,950)		27,950
Total Investments - 99.7%
(Cost $12,718,020)		$19,692,133
Other Assets & Liabilities, net - 0.3%		63,868
Total Net Assets - 100.0%		$19,756,001

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
MUTUAL FUNDS†,1 - 18.9%
Guggenheim Strategy Fund I	477,256	$11,907,537
Total Mutual Funds
(Cost $11,917,078)		11,907,537

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 67.5%
U.S. Treasury Bond
3.37% due 05/15/44	$42,427,000	42,632,506
Total U.S. Government Securities
(Cost $41,870,067)		42,632,506
Total Investments - 86.4%
(Cost $53,787,145)		$54,540,043
Other Assets & Liabilities, net - 13.6%		8,568,632
Total Net Assets - 100.0%		$63,108,675

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $38,004,750)	254	$664,138

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is related to the Advisor.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.7%
Pharmaceuticals - 31.2%
Johnson & Johnson	41,606	$4,352,820
Pfizer, Inc.	116,394	3,454,573
Merck & Company, Inc.	56,020	3,240,757
AbbVie, Inc.	43,045	2,429,460
Bristol-Myers Squibb Co.	47,056	2,282,687
Eli Lilly & Co.	34,533	2,146,917
Allergan, Inc.	10,568	1,788,317
Valeant Pharmaceuticals International, Inc.*	12,966	1,635,272
Actavis plc*	7,155	1,595,923
Teva Pharmaceutical Industries Ltd. ADR	25,467	1,334,980
Forest Laboratories, Inc.*	13,248	1,311,552
Perrigo Company plc	7,994	1,165,205
Endo International plc*	16,361	1,145,597
AstraZeneca plc ADR	15,188	1,128,620
Mylan, Inc.*	21,752	1,121,533
Shire plc ADR	4,372	1,029,562
Zoetis, Inc.	31,300	1,010,051
Novartis AG ADR	9,051	819,387
GlaxoSmithKline plc ADR	15,197	812,736
Jazz Pharmaceuticals plc*	5,100	749,751
Hospira, Inc.*	14,353	737,314
Salix Pharmaceuticals Ltd.*	5,900	727,765
Novo Nordisk A/S ADR	14,600	674,374
Questcor Pharmaceuticals, Inc.[1]	6,524	603,405
Mallinckrodt plc*,1	7,000	560,140
Theravance, Inc.*,1	16,800	500,304
Pacira Pharmaceuticals, Inc.*	5,200	477,672
Medicines Co.*	12,100	351,626
Auxilium Pharmaceuticals, Inc.*,1	12,100	242,726
Total Pharmaceuticals		39,431,026
Biotechnology - 21.1%
Gilead Sciences, Inc.*	34,576	2,866,697
Amgen, Inc.	20,153	2,385,511
Biogen Idec, Inc.*	6,906	2,177,531
Celgene Corp.*	25,048	2,151,122
Alexion Pharmaceuticals, Inc.*	8,619	1,346,719
Vertex Pharmaceuticals, Inc.*	14,149	1,339,627
Regeneron Pharmaceuticals, Inc.*	4,421	1,248,800
Incyte Corporation Ltd.*	14,000	790,160
Alkermes plc*	15,696	789,980
BioMarin Pharmaceutical, Inc.*	12,200	758,962
OPKO Health, Inc.*,1	73,380	648,679
Pharmacyclics, Inc.*	7,000	627,970
Myriad Genetics, Inc.*,1	15,700	611,044
Medivation, Inc.*	7,900	608,932
Cubist Pharmaceuticals, Inc.*	8,186	571,547
MannKind Corp.*,1	49,900	548,401
Seattle Genetics, Inc.*	13,900	531,675
InterMune, Inc.*	11,900	525,385
Alnylam Pharmaceuticals, Inc.*	8,300	524,311
Isis Pharmaceuticals, Inc.*	15,100	520,195
Intercept Pharmaceuticals, Inc.*	2,100	496,923
United Therapeutics Corp.*	5,556	491,650
Cepheid*	9,800	469,812
NPS Pharmaceuticals, Inc.*	14,127	466,897
ACADIA Pharmaceuticals, Inc.*	16,400	370,476
Puma Biotechnology, Inc.*	5,600	369,600
Exact Sciences Corp.*,1	19,000	323,570
PDL BioPharma, Inc.[1]	32,200	311,696
Keryx Biopharmaceuticals, Inc.*,1	20,074	308,738
Arena Pharmaceuticals, Inc.*,1	51,600	302,376
Celldex Therapeutics, Inc.*	18,000	293,760
Clovis Oncology, Inc.*	6,900	285,729
ARIAD Pharmaceuticals, Inc.*,1	42,739	272,247
Aegerion Pharmaceuticals, Inc.*	7,300	234,257
Total Biotechnology		26,570,979
Health Care Equipment - 16.5%
Medtronic, Inc.	31,712	2,021,956
Abbott Laboratories	48,590	1,987,331
Baxter International, Inc.	21,597	1,561,463
Stryker Corp.	16,825	1,418,684
Covidien plc	15,520	1,399,594
Becton Dickinson and Co.	10,103	1,195,185
St. Jude Medical, Inc.	16,539	1,145,326
Zimmer Holdings, Inc.	9,951	1,033,511
Boston Scientific Corp.*	80,419	1,026,951
Intuitive Surgical, Inc.*	2,461	1,013,440
CR Bard, Inc.	5,799	829,315
Edwards Lifesciences Corp.*	9,134	784,063
CareFusion Corp.*	17,426	772,843
Varian Medical Systems, Inc.*	8,852	735,955
Hologic, Inc.*	26,540	672,789
IDEXX Laboratories, Inc.*	4,867	650,085
ResMed, Inc.[1]	12,789	647,507
Sirona Dental Systems, Inc.*	6,822	562,542
Teleflex, Inc.	4,900	517,440
DexCom, Inc. *	11,400	452,124
Thoratec Corp.*	10,300	359,058
Total Health Care Equipment		20,787,162
Managed Health Care - 7.2%
UnitedHealth Group, Inc.	27,774	2,270,524
WellPoint, Inc.	12,789	1,376,224
Aetna, Inc.	16,619	1,347,469
Cigna Corp.	13,570	1,248,033
Humana, Inc.	8,842	1,129,300
Centene Corp.*	6,900	521,709
Health Net, Inc.*	11,166	463,836
WellCare Health Plans, Inc.*	5,920	441,987
Molina Healthcare, Inc.*	8,000	357,040
Total Managed Health Care		9,156,122
Life Sciences Tools & Services - 6.4%
Thermo Fisher Scientific, Inc.	14,424	1,702,032
Illumina, Inc.*	6,814	1,216,572
Agilent Technologies, Inc.	18,914	1,086,420
Waters Corp.*	7,097	741,211
Mettler-Toledo International, Inc.*	2,650	670,927
Quintiles Transnational Holdings, Inc.*	12,500	666,125
PerkinElmer, Inc.	12,323	577,209
Covance, Inc.*	6,400	547,712
PAREXEL International Corp.*	8,200	433,288

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Life Sciences Tools & Services - 6.4% (continued)
Charles River Laboratories International, Inc.*	7,400	$396,048
Total Life Sciences Tools & Services		8,037,544
Health Care Services - 5.9%
Express Scripts Holding Co.*	25,996	1,802,303
DaVita HealthCare Partners, Inc.*	13,702	990,929
Catamaran Corp.*	17,290	763,526
Laboratory Corporation of America Holdings*	7,165	733,696
Quest Diagnostics, Inc.	12,344	724,469
Omnicare, Inc.	9,679	644,331
MEDNAX, Inc.*	10,300	598,945
Team Health Holdings, Inc.*	9,400	469,436
Air Methods Corp.*	7,000	361,550
Chemed Corp.	3,400	318,648
Total Health Care Services		7,407,833
Health Care Distributors - 4.1%
McKesson Corp.	8,837	1,645,537
Cardinal Health, Inc.	17,728	1,215,432
AmerisourceBergen Corp. — Class A	14,060	1,021,600
Henry Schein, Inc.*	6,684	793,190
Patterson Companies, Inc.	13,000	513,630
Total Health Care Distributors		5,189,389
Health Care Facilities - 3.6%
HCA Holdings, Inc.*	22,317	1,258,232
Universal Health Services, Inc. — Class B	8,121	777,667
Community Health Systems, Inc.*	13,025	590,944
Tenet Healthcare Corp.*	11,300	530,422
Brookdale Senior Living, Inc. — Class A*	15,431	514,470
VCA, Inc.*	12,500	438,625
LifePoint Hospitals, Inc.*	6,600	409,860
Total Health Care Facilities		4,520,220
Health Care Technology - 1.9%
Cerner Corp.*	20,196	1,041,710
athenahealth, Inc.*	4,280	535,556
Allscripts Healthcare Solutions, Inc.*	27,700	444,585
Medidata Solutions, Inc.*	9,300	398,133
Total Health Care Technology		2,419,984
Health Care Supplies - 1.8%
DENTSPLY International, Inc.	13,602	644,055
Cooper Companies, Inc.	4,700	636,991
Align Technology, Inc.*	10,000	560,400
Alere, Inc.*	12,031	450,200
Total Health Care Supplies		2,291,646
Total Common Stocks
(Cost $83,635,734)		125,811,905

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.2%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$770,202	770,202
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	693,182	693,182
Total Repurchase Agreements
(Cost $1,463,384)		1,463,384
SECURITIES LENDING COLLATERAL††,3 - 3.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	2,502,118	2,502,118
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	1,843,666	1,843,666
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	104,878	104,878
Total Securities Lending Collateral
(Cost $4,450,662)		4,450,662
Total Investments - 104.4%
(Cost $89,549,780)		$131,725,951
Other Assets & Liabilities, net - (4.4)%		(5,582,763)
Total Net Assets - 100.0%		$126,143,188

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
EXCHANGE TRADED FUNDS[1] - 6.2%
iShares iBoxx $ High Yield Corporate Bond ETF	87,451	$8,325,335
Total Exchange Traded Funds
(Cost $8,085,588)		8,325,335
MUTUAL FUNDS†,5 - 48.8%
Guggenheim Strategy Fund I	1,323,152	33,012,632
Guggenheim Strategy Fund II	1,303,783	32,555,453
Total Mutual Funds
(Cost $65,622,571)		65,568,085

	Face Amount
REPURCHASE AGREEMENTS††,2 - 38.6%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$27,610,072	27,610,072
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	14,968,456	14,968,456
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	7,140,594	7,140,594
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	2,216,979	2,216,979
Total Repurchase Agreements
(Cost $51,936,101)		51,936,101
SECURITIES LENDING COLLATERAL††,3 - 6.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	4,749,410	4,749,410
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	3,499,565	3,499,565
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	199,075	199,075
Total Securities Lending Collateral
(Cost $8,448,050)		8,448,050
Total Investments - 99.9%
(Cost $134,092,310)		$134,277,571
Other Assets & Liabilities, net - 0.1%		178,437
Total Net Assets - 100.0%		$134,456,008

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $114,898,875)	962	$(224,368)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,4

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY-22 Index	Goldman Sachs International	5.00%	06/20/19	$17,325,000	$(18,883,987)	$1,247,810	$260,484
CDX.NA.HY-22 Index	Barclays Bank plc	5.00%	06/20/19	97,713,000	(106,116,074)	6,698,325	1,777,333

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Credit Default Swaps — See Note 8.
[5]	Affiliated issuers — See Note 7.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.3%
Internet Software & Services - 49.4%
Facebook, Inc. — Class A*	13,388	$900,878
Google, Inc. — Class A*	1,162	679,387
Google, Inc. — Class C*	1,172	674,228
eBay, Inc.*	10,830	542,150
Yahoo!, Inc.*	11,090	389,592
Baidu, Inc. ADR*	2,079	388,378
Twitter, Inc.*	8,503	348,368
LinkedIn Corp. — Class A*	1,824	312,761
Qihoo 360 Technology Company Ltd. ADR*	2,789	256,700
SINA Corp.*	4,985	248,103
Yandex N.V. — Class A*	6,577	234,404
YY, Inc. ADR*,1	3,003	226,727
Akamai Technologies, Inc.*	3,700	225,922
Equinix, Inc.*	1,049	220,384
Youku Tudou, Inc. ADR*	9,083	216,720
58.com, Inc. ADR*	3,910	211,375
SouFun Holdings Ltd. ADR	21,490	210,387
MercadoLibre, Inc.[1]	2,148	204,919
Bitauto Holdings Ltd. ADR*	4,038	196,651
NetEase, Inc. ADR	2,419	189,553
Gogo, Inc.*	9,347	182,827
Vistaprint N.V.*,1	4,360	176,406
Pandora Media, Inc.*	5,898	173,991
Zillow, Inc. — Class A*	1,216	173,803
Sohu.com, Inc.*	3,003	173,243
Yelp, Inc. — Class A*	2,209	169,386
VeriSign, Inc.*	3,414	166,637
IAC/InterActiveCorp	2,350	162,691
CoStar Group, Inc.*	950	150,262
Rackspace Hosting, Inc.*	4,112	138,410
OpenTable, Inc.*	1,222	126,599
AOL, Inc.*	3,131	124,582
Shutterstock, Inc.*	1,410	117,002
Cornerstone OnDemand, Inc.*	2,440	112,289
Demandware, Inc.*	1,600	110,992
Dealertrack Technologies, Inc.*	2,430	110,176
j2 Global, Inc.	2,080	105,789
WebMD Health Corp. — Class A*	1,978	95,537
Trulia, Inc.*	2,010	95,234
Conversant, Inc.*	3,483	88,468
Rocket Fuel, Inc.*,1	2,510	78,036
Web.com Group, Inc.*	2,580	74,485
ChannelAdvisor Corp.*	2,286	60,259
Angie's List, Inc.*	4,595	54,864
Liquidity Services, Inc.*	3,050	48,068
Total Internet Software & Services		9,947,623
Communications Equipment - 19.8%
QUALCOMM, Inc.	9,773	774,021
Cisco Systems, Inc.	30,548	759,117
Motorola Solutions, Inc.	4,140	275,600
Juniper Networks, Inc.*	9,292	228,026
F5 Networks, Inc.*	1,750	195,020
Harris Corp.	2,500	189,375
Telefonaktiebolaget LM Ericsson ADR	15,014	181,369
Palo Alto Networks, Inc.*	2,100	176,085
ARRIS Group, Inc.*	4,495	146,222
Ubiquiti Networks, Inc.*,1	3,084	139,366
Brocade Communications Systems, Inc.	14,523	133,612
Riverbed Technology, Inc.*	5,950	122,749
JDS Uniphase Corp.*	9,559	119,201
ViaSat, Inc.*	1,920	111,283
Ciena Corp.*	4,627	100,221
Aruba Networks, Inc.*	5,277	92,453
Polycom, Inc.*	6,900	86,457
Finisar Corp.*	4,150	81,963
ADTRAN, Inc.	3,380	76,253
Total Communications Equipment		3,988,393
Internet Retail - 18.1%
Amazon.com, Inc.*	2,513	816,171
Priceline Group, Inc.*	441	530,523
Netflix, Inc.*	796	350,718
TripAdvisor, Inc.*	2,506	272,302
Ctrip.com International Ltd. ADR*	3,710	237,588
Vipshop Holdings Ltd. ADR*	1,265	237,491
Expedia, Inc.	2,812	221,473
E-Commerce China Dangdang, Inc. — Class A ADR*,1	15,570	208,327
Liberty Ventures*	2,190	161,622
zulily, Inc. — Class A*	3,890	159,296
Groupon, Inc. — Class A*	22,587	149,526
HomeAway, Inc.*	3,737	130,122
Shutterfly, Inc.*	2,052	88,359
RetailMeNot, Inc.*	3,150	83,822
Total Internet Retail		3,647,340
Systems Software - 3.5%
Symantec Corp.	12,078	276,586
Red Hat, Inc.*	4,102	226,718
Check Point Software Technologies Ltd.*	2,969	199,012
Total Systems Software		702,316
Movies & Entertainment - 2.7%
Time Warner, Inc.	7,616	535,024
Application Software - 2.2%
Intuit, Inc.	4,022	323,891
TIBCO Software, Inc.*	5,946	119,931
Total Application Software		443,822
Semiconductors - 1.5%
Broadcom Corp. — Class A	8,162	302,973
Technology Hardware, Storage & Peripherals - 1.2%
BlackBerry Ltd.*	23,332	238,920
Investment Banking & Brokerage - 0.9%
E*TRADE Financial Corp.*	8,050	171,143
Total Common Stocks
(Cost $12,699,706)		19,977,554

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.4%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$39,965	$39,965
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	35,969	35,969
Total Repurchase Agreements
(Cost $75,934)		75,934
SECURITIES LENDING COLLATERAL††,3 - 3.6%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	410,807	410,807
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	302,699	302,699
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	17,219	17,219
Total Securities Lending Collateral
(Cost $730,725)		730,725
Total Investments - 103.3%
(Cost $13,506,364)		$20,784,213
Other Assets & Liabilities, net - (3.3)%		(670,473)
Total Net Assets - 100.0%		$20,113,740

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 86.2%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$1,095,854	$1,095,854
Credit Suisse Group issued 06/30/14 at 0.01% due 07/01/14[2]	1,041,142	1,041,142
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	594,103	594,103
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	283,413	283,413
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	87,993	87,993
Total Repurchase Agreements
(Cost $3,102,505)		3,102,505
Total Investments - 86.2%
(Cost $3,102,505)		$3,102,505
Other Assets & Liabilities, net - 13.8%		495,706
Total Net Assets - 100.0%		$3,598,211

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $52,030)	1	$52

Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2014 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 07/29/14 [3] (Notional Value $7,171,396)	2,920	$(17,290)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
MUTUAL FUNDS† - 18.4%
Guggenheim Strategy Fund I5	3,254,911	$81,210,025
Total Mutual Funds
(Cost $81,275,020)		81,210,025

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 60.1%
Farmer Mac[1]
0.01% due 07/01/14	$100,000,000	100,000,000
0.09% due 07/25/14	30,000,000	29,999,400
0.08% due 12/10/14	25,000,000	24,992,125
0.16% due 09/23/14	15,000,000	14,998,605
0.10% due 10/27/14	15,000,000	14,997,540
0.07% due 09/23/14	14,000,000	13,998,698
0.07% due 10/01/14	11,000,000	10,998,592
0.06% due 08/01/14	10,000,000	9,999,483
Total Farmer Mac		219,984,443
Freddie Mac[2]
0.09% due 10/29/14	15,000,000	14,997,495
0.10% due 10/29/14	15,000,000	14,997,495
0.09% due 01/16/15	15,000,000	14,993,370
Total Freddie Mac		44,988,360
Total Federal Agency Discount Notes
(Cost $264,956,637)		264,972,803
REPURCHASE AGREEMENTS†† - 97.2%
Individual Repurchase Agreement[3]
Barclays Capital issued 06/30/14 at 0.01% due 07/01/14 (secured by U.S. Treasury Bond, at a rate of 3.38% and maturing 11/15/43 as collateral, with a value of $318,645,129) to be repurchased at $312,397,272	312,397,185	312,397,185
Joint Repurchase Agreements[4]
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	61,681,788	61,681,788
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	33,440,010	33,440,010
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	15,952,316	15,952,316
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	4,952,801	4,952,801
Total Repurchase Agreements
(Cost $428,424,100)		428,424,100
Total Investments - 175.7%
(Cost $774,655,757)		$774,606,928

U.S. Government Securities Sold Short†† - (67.4)%
U.S. Treasury Bond
3.37% due 05/15/44	295,826,000	(297,258,907)
Total U.S. Government Securities Sold Short
(Proceeds $296,096,907)		(297,258,907)
Other Assets & Liabilities, net - (8.3)%		(36,651,618)
Total Net Assets - 100.0%		$440,696,403

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $164,737,125)	1,101	$127,066

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	All or a portion of this security is pledged as short collateral at June 30, 2014.
[4]	Repurchase Agreements — See Note 4.
[5]	Affiliated issuer — See Note 7.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
MUTUAL FUNDS†,2 - 80.9%
Guggenheim Strategy Fund II	80,270	$2,004,335
Guggenheim Strategy Fund I	44,119	1,100,769
Total Mutual Funds
(Cost $3,105,988)		3,105,104

	Face Amount
REPURCHASE AGREEMENTS††,1 - 15.7%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$320,320	320,320
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	173,658	173,658
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	82,842	82,842
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	25,720	25,720
Total Repurchase Agreements
(Cost $602,540)		602,540
Total Investments - 96.6%
(Cost $3,708,528)		$3,707,644
Other Assets & Liabilities, net - 3.4%		128,743
Total Net Assets - 100.0%		$3,836,387

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $3,463,688)	29	$4,793

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Recieved	Unrealized Depreciation
CDX.NA.HY-22 Index	Barclays Bank plc	5.00%	06/20/19	$3,465,000	$3,765,062	$(236,866)	$(63,855)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Investment in a product that is related to the Advisor.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
MUTUAL FUNDS†,4 - 30.4%
Guggenheim Strategy Fund I	40,088	$1,000,195
Total Mutual Funds
(Cost $1,000,997)		1,000,195

	Face Amount
REPURCHASE AGREEMENTS††,1 - 63.4%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$1,072,423	1,072,423
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	581,400	581,400
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	277,353	277,353
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	86,111	86,111
Credit Suisse Group issued 06/30/14 at 0.01% due 07/01/14[2]	69,397	69,397
Total Repurchase Agreements
(Cost $2,086,684)		2,086,684
Total Investments - 93.8%
(Cost $3,087,681)		$3,086,879
Other Assets & Liabilities, net - 6.2%		203,766
Total Net Assets - 100.0%		$3,290,645

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $286,160)	2	$(4,276)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2014 S&P MidCap 400 Index Swap, Terminating 07/29/14 [3] (Notional Value $609,515)	425	$(5,919)
Credit Suisse Capital, LLC July 2014 S&P MidCap 400 Index Swap, Terminating 07/29/14 [3] (Notional Value $881,517)	615	(7,017)
Barclays Bank plc July 2014 S&P MidCap 400 Index Swap, Terminating 07/31/14 [3] (Notional Value $1,554,673)	1,085	(15,131)
(Total Notional Value $3,045,705)		$(28,067)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
[4]	Investment in a product that is related to the Advisor.
plc — Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
MUTUAL FUNDS†,4 - 28.9%
Guggenheim Strategy Fund I	136,310	$3,400,931
Total Mutual Funds
(Cost $3,403,656)		3,400,931

	Face Amount
REPURCHASE AGREEMENTS††,1 - 63.5%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$3,173,255	3,173,255
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	1,720,341	1,720,341
Credit Suisse Group issued 06/30/14 at 0.01% due 07/01/14[2]	1,504,960	1,504,960
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	820,676	820,676
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	254,800	254,800
Total Repurchase Agreements
(Cost $7,474,032)		7,474,032
Total Investments - 92.4%
(Cost $10,877,688)		$10,874,963
Other Assets & Liabilities, net - 7.6%		896,761
Total Net Assets - 100.0%		$11,771,724

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $76,840)	1	$(1,023)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2014 NASDAQ-100 Index Swap, Terminating 07/31/14 [3] (Notional Value $1,221,221)	317	$(4,304)
Goldman Sachs International July 2014 NASDAQ-100 Index Swap, Terminating 07/29/14 [3] (Notional Value $797,798)	207	(4,747)
Credit Suisse Capital, LLC July 2014 NASDAQ-100 Index Swap, Terminating 07/29/14 [3] (Notional Value $9,683,579)	2,516	(56,756)
(Total Notional Value $11,702,598)		$(65,807)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
[4]	Investment in a product that is related to the Advisor.
plc — Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
MUTUAL FUNDS†,4 - 33.8%
Guggenheim Strategy Fund I	392,856	$9,801,750
Total Mutual Funds
(Cost $9,809,604)		9,801,750

	Face Amount
REPURCHASE AGREEMENT††,1 - 1.3%
Credit Suisse Group issued 06/30/14 at 0.01% due 07/01/14[2]	$383,664	383,664
Total Repurchase Agreement
(Cost $383,664)		383,664
Total Investments - 35.1%
(Cost $10,193,268)		$10,185,414
Other Assets & Liabilities, net - 64.9%		18,827,798
Total Net Assets - 100.0%		$29,013,212

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $6,532,900)	55	$(108,791)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2014 Russell 2000 Index Swap, Terminating 07/29/14 [3] (Notional Value $2,460,260)	2,062	$(25,341)
Credit Suisse Capital, LLC July 2014 Russell 2000 Index Swap, Terminating 07/29/14 [3] (Notional Value $3,412,029)	2,860	(32,246)
Barclays Bank plc July 2014 Russell 2000 Index Swap, Terminating 07/31/14 [3] (Notional Value $16,567,113)	13,887	(171,180)
(Total Notional Value $22,439,402)		$(228,767)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
[4]	Investment in a product that is related to the Advisor.
plc — Public Limited Company

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
MUTUAL FUNDS†,6 - 29.6%
Guggenheim Strategy Fund I	957,804	$23,897,202
Total Mutual Funds
(Cost $23,943,841)		23,897,202

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 37.1%
Freddie Mac[1]
0.09% due 10/29/14	$15,000,000	14,997,495
0.10% due 11/12/14	10,000,000	9,997,770
Total Freddie Mac		24,995,265
Farmer Mac[2]
0.07% due 10/24/14	5,000,000	4,999,200
Total Federal Agency Discount Notes
(Cost $29,990,660)		29,994,465
REPURCHASE AGREEMENT††,3 - 2.5%
Credit Suisse Group issued 06/30/14 at 0.01% due 07/01/14[4]	1,993,330	1,993,330
Total Repurchase Agreement
(Cost $1,993,330)		1,993,330
Total Investments - 69.2%
(Cost $55,927,831)		$55,884,997
Other Assets & Liabilities, net - 30.8%		24,829,855
Total Net Assets - 100.0%		$80,714,852

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2014 S&P 500 Index Swap, Terminating 07/29/14 [5] (Notional Value $12,780,999)	6,520	$(8,376)
Barclays Bank plc July 2014 S&P 500 Index Swap, Terminating 07/31/14 [5] (Notional Value $5,597,153)	2,855	(9,224)
Goldman Sachs International July 2014 S&P 500 Index Swap, Terminating 07/29/14 [5] (Notional Value $62,531,550)	31,900	(98,849)
(Total Notional Value $80,909,702)		$(116,449)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreement — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[6]	Investment in a product that is related to the Advisor.
plc — Public Limited Company

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
MUTUAL FUNDS†,2 - 17.1%
Guggenheim Strategy Fund I	28,067	$700,284
Total Mutual Funds
(Cost $700,845)		700,284

	Face Amount
REPURCHASE AGREEMENTS††,1 - 70.6%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$1,537,651	1,537,651
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	833,618	833,618
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	397,672	397,672
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	123,467	123,467
Total Repurchase Agreements
(Cost $2,892,408)		2,892,408
Total Investments - 87.7%
(Cost $3,593,253)		$3,592,692
Other Assets & Liabilities, net - 12.3%		502,937
Total Net Assets - 100.0%		$4,095,629

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 Nikkei-225 (CME) Index Futures Contracts (Aggregate Value of Contracts $8,286,725)	109	$162,361
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $8,271,988)	67	$59,419

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Investment in a product that is related to the Advisor.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Restaurants - 16.2%
McDonald's Corp.	8,239	$829,996
Starbucks Corp.	8,348	645,967
Yum! Brands, Inc.	6,191	502,709
Chipotle Mexican Grill, Inc. — Class A*	609	360,839
Burger King Worldwide, Inc.	9,730	264,851
Darden Restaurants, Inc.	4,283	198,174
Dunkin' Brands Group, Inc.	4,050	185,531
Domino's Pizza, Inc.	2,320	169,569
Panera Bread Co. — Class A*	1,128	169,008
Buffalo Wild Wings, Inc.*	937	155,270
Wendy's Co.	17,480	149,104
Brinker International, Inc.	3,000	145,950
Bloomin' Brands, Inc.*	6,250	140,188
Jack in the Box, Inc.	2,170	129,853
Cracker Barrel Old Country Store, Inc.	1,280	127,450
Cheesecake Factory, Inc.	2,624	121,806
Texas Roadhouse, Inc. — Class A	4,300	111,800
Krispy Kreme Doughnuts, Inc.*	5,240	83,735
Total Restaurants		4,491,800
Cable & Satellite - 14.7%
Comcast Corp. — Class A	18,373	986,262
DIRECTV*	6,452	548,485
Time Warner Cable, Inc.	3,652	537,940
DISH Network Corp. — Class A*	7,286	474,173
Charter Communications, Inc. — Class A*	2,270	359,523
Liberty Global plc*	7,839	331,668
Liberty Global plc — Class A*	7,139	315,687
Cablevision Systems Corp. — Class A	10,328	182,289
AMC Networks, Inc. — Class A*	2,770	170,327
Starz — Class A*	5,117	152,435
Total Cable & Satellite		4,058,789
Movies & Entertainment - 14.5%
Walt Disney Co.	11,964	1,025,793
Twenty-First Century Fox, Inc. — Class A	20,890	734,284
Time Warner, Inc.	9,402	660,491
Viacom, Inc. — Class B	5,848	507,197
Live Nation Entertainment, Inc.*	7,710	190,360
Madison Square Garden Co. — Class A*	3,020	188,599
Cinemark Holdings, Inc.	4,966	175,598
Lions Gate Entertainment Corp.	5,987	171,108
Regal Entertainment Group — Class A	7,250	152,975
DreamWorks Animation SKG, Inc. — Class A*	4,530	105,368
World Wrestling Entertainment, Inc. — Class A	6,740	80,408
Total Movies & Entertainment		3,992,181
Tobacco - 9.7%
Philip Morris International, Inc.	11,046	931,288
Altria Group, Inc.	18,149	761,169
Reynolds American, Inc.	7,865	474,653
Lorillard, Inc.	6,412	390,940
Vector Group Ltd.	5,770	119,324
Total Tobacco		2,677,374
Casinos & Gaming - 8.4%
Las Vegas Sands Corp.	8,717	664,409
Wynn Resorts Ltd.	1,901	394,571
Melco Crown Entertainment Ltd. ADR	8,953	319,712
MGM Resorts International*	11,110	293,304
International Game Technology	10,858	172,751
Bally Technologies, Inc.*	2,087	137,158
Caesars Entertainment Corp.*,1	7,490	135,419
Pinnacle Entertainment, Inc.*	4,020	101,224
Boyd Gaming Corp.*	8,050	97,647
Total Casinos & Gaming		2,316,195
Hotels, Resorts & Cruise Lines - 8.4%
Carnival Corp.	11,684	439,903
Hilton Worldwide Holdings, Inc.*	17,320	403,556
Marriott International, Inc. — Class A	5,713	366,203
Starwood Hotels & Resorts Worldwide, Inc.	4,096	331,039
Royal Caribbean Cruises Ltd.	5,292	294,235
Wyndham Worldwide Corp.	3,465	262,370
Norwegian Cruise Line Holdings Ltd.*	6,530	207,001
Total Hotels, Resorts & Cruise Lines		2,304,307
Broadcasting - 7.4%
CBS Corp. — Class B	8,045	499,915
Discovery Communications, Inc. — Class A*	5,480	407,054
Liberty Media Corp. — Class A*	2,470	337,600
Scripps Networks Interactive, Inc. — Class A	3,570	289,670
Grupo Televisa SAB ADR	6,380	218,898
Sinclair Broadcast Group, Inc. — Class A	4,710	163,673
Nexstar Broadcasting Group, Inc. — Class A	2,200	113,542
Total Broadcasting		2,030,352
Publishing - 3.9%
Thomson Reuters Corp.	12,554	456,464
News Corp. — Class A*	15,073	270,410
Gannett Company, Inc.	7,346	230,003
New York Times Co. — Class A	8,130	123,657
Total Publishing		1,080,534
Leisure Products - 3.7%
Mattel, Inc.	7,769	302,757
Polaris Industries, Inc.	1,895	246,805
Hasbro, Inc.	4,112	218,142
Brunswick Corp.	3,854	162,369
Sturm Ruger & Company, Inc.	1,480	87,335
Total Leisure Products		1,017,408
Distillers & Vintners - 3.3%
Brown-Forman Corp. — Class B	3,933	370,370
Constellation Brands, Inc. — Class A*	3,961	349,083

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Distillers & Vintners - 3.3% (continued)
Diageo plc ADR	1,440	$183,269
Total Distillers & Vintners		902,722
Home Entertainment Software - 3.2%
Activision Blizzard, Inc.	15,161	338,091
Electronic Arts, Inc.*	7,820	280,503
Zynga, Inc. — Class A*	44,190	141,850
Take-Two Interactive Software, Inc.*	5,839	129,859
Total Home Entertainment Software		890,303
Brewers - 2.8%
Molson Coors Brewing Co. — Class B	4,206	311,916
Anheuser-Busch InBev N.V. ADR	2,123	244,018
AMBEV S.A. ADR	32,470	228,589
Total Brewers		784,523
Leisure Facilities - 2.0%
Six Flags Entertainment Corp.	3,990	169,775
Vail Resorts, Inc.	1,840	142,011
SeaWorld Entertainment, Inc.	4,490	127,202
Life Time Fitness, Inc.*	2,379	115,952
Total Leisure Facilities		554,940
Motorcycle Manufacturers - 1.2%
Harley-Davidson, Inc.	4,627	323,196
Total Common Stocks
(Cost $17,784,470)		27,424,624

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$69,140	69,140
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	62,226	62,226
Total Repurchase Agreements
(Cost $131,366)		131,366
SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	54,378	54,378
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	40,068	40,068
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	2,279	2,279
Total Securities Lending Collateral
(Cost $96,725)		96,725
Total Investments - 100.3%
(Cost $18,012,561)		$27,652,715
Other Assets & Liabilities, net - (0.3)%		(80,520)
Total Net Assets - 100.0%		$27,572,195

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 67.7%
Industrials - 19.3%
ITT Corp.[1]	6,122	$294,469
Con-way, Inc.[1]	5,755	290,109
RR Donnelley & Sons Co.[1]	17,037	288,948
Civeo Corp.*	11,512	288,145
Covanta Holding Corp.[1]	13,938	287,262
Navistar International Corp.*,1	7,589	284,436
Graco, Inc.[1]	3,618	282,494
Lincoln Electric Holdings, Inc.[1]	4,013	280,428
AMERCO[1]	951	276,513
Spirit AeroSystems Holdings, Inc. — Class A*,1	8,200	276,340
GATX Corp.[1]	4,128	276,328
NOW, Inc.*	7,610	275,558
Snap-on, Inc.[1]	2,320	274,966
American Airlines Group, Inc.*,1	6,400	274,943
AGCO Corp.[1]	4,884	274,578
Oshkosh Corp.[1]	4,928	273,652
Old Dominion Freight Line, Inc.*,1	4,234	269,621
Allison Transmission Holdings, Inc.[1]	8,663	269,419
Rockwell Collins, Inc.[1]	3,418	267,083
WESCO International, Inc.*,1	3,076	265,705
Hexcel Corp.*,1	6,486	265,277
Triumph Group, Inc.[1]	3,799	265,246
Southwest Airlines Co.[1]	9,824	263,873
Harsco Corp.[1]	9,897	263,557
Landstar System, Inc.[1]	4,101	262,464
Kennametal, Inc.[1]	5,658	261,852
Toro Co.[1]	4,115	261,714
J.B. Hunt Transport Services, Inc.[1]	3,547	261,698
Copa Holdings S.A. — Class A1	1,826	260,333
Exelis, Inc.[1]	15,320	260,134
Alaska Air Group, Inc.[1]	2,705	257,110
Huntington Ingalls Industries, Inc.[1]	2,672	252,744
Delta Air Lines, Inc.[1]	6,451	249,783
TransDigm Group, Inc.[1]	1,431	239,349
SPX Corp.[1]	2,211	239,252
Alliant Techsystems, Inc.[1]	1,767	236,637
United Continental Holdings, Inc.*	5,571	228,801
Ryder System, Inc.[1]	2,257	198,819
Clean Harbors, Inc.*,1	1,088	69,904
Total Industrials		10,169,544
Energy - 10.2%
Golar LNG Ltd.	5,620	337,762
EP Energy Corp. — Class A*	13,424	309,424
SM Energy Co.[1]	3,560	299,396
Laredo Petroleum, Inc.*,1	9,642	298,709
Kosmos Energy Ltd.*,1	25,879	290,621
Tidewater, Inc.[1]	5,167	290,127
Teekay Corp.[1]	4,651	289,525
Denbury Resources, Inc.[1]	15,683	289,508
World Fuel Services Corp.[1]	5,732	282,186
RPC, Inc.[1]	12,006	282,021
ONEOK, Inc.[1]	4,124	280,762
CVR Energy, Inc.[2]	5,690	274,201
Tesoro Corp.[1]	4,633	271,818
Frank's International N.V.[1]	11,003	270,674
Rice Energy, Inc.*,1	8,132	247,619
HollyFrontier Corp.[1]	5,485	239,640
PBF Energy, Inc. — Class A1	8,423	224,473
Unit Corp.*,1	2,651	182,468
Cobalt International Energy, Inc.*,1	8,465	155,333
Murphy Oil Corp.[1]	2,167	144,062
Seadrill Ltd.[1]	2,870	114,657
Total Energy		5,374,986
Health Care - 7.0%
Theravance, Inc.*,2	11,512	342,828
Salix Pharmaceuticals Ltd.*,1	2,397	295,671
Jazz Pharmaceuticals plc*,1	1,923	282,700
Hospira, Inc.*,1	5,489	281,970
AbbVie, Inc.[1]	4,932	278,362
Health Net, Inc.*,1	6,691	277,944
Perrigo Company plc[1]	1,899	276,798
Hill-Rom Holdings, Inc.[1]	6,648	275,958
Zoetis, Inc.[1]	8,545	275,747
Mylan, Inc.*,1	5,307	273,629
Alere, Inc.*,1	7,301	273,203
Endo International plc*,1	3,863	270,487
Premier, Inc. — Class A*,1	9,015	261,435
Total Health Care		3,666,732
Information Technology - 5.9%
Atmel Corp.*,1	31,989	299,736
IPG Photonics Corp.*	4,226	290,749
Fairchild Semiconductor International, Inc. — Class A*,1	18,152	283,171
Dolby Laboratories, Inc. — Class A*,1	6,453	278,770
Ingram Micro, Inc. — Class A*,1	9,512	277,845
Silicon Laboratories, Inc.*,1	5,615	276,539
Tech Data Corp.*,1	4,354	272,212
Vishay Intertechnology, Inc.[1]	17,472	270,641
AVX Corp.[1]	20,082	266,689
Maxim Integrated Products, Inc.[1]	7,727	261,250
Knowles Corp.*,1	6,803	209,124
CDW Corp.[1]	3,729	118,881
Total Information Technology		3,105,607
Financials - 5.3%
Kemper Corp.[1]	7,683	283,195
Hanover Insurance Group, Inc.[1]	4,409	278,429
StanCorp Financial Group, Inc.[1]	4,318	276,352
American National Insurance Co.[1]	2,400	274,080
Chimera Investment Corp.[1]	84,699	270,190
American Financial Group, Inc.[1]	4,529	269,747
MFA Financial, Inc.[1]	32,632	267,909
Mercury General Corp.[1]	5,666	266,529
Hatteras Financial Corp.[1]	13,211	261,710
Artisan Partners Asset Management, Inc. — Class A1	4,202	238,169
Erie Indemnity Co. — Class A	971	73,077
Two Harbors Investment Corp.[1]	5,781	60,585
Total Financials		2,819,972
Materials - 4.6%
Kronos Worldwide, Inc.[1]	18,289	286,588
Ashland, Inc.[1]	2,565	278,919
Sonoco Products Co.[1]	6,290	276,320
Westlake Chemical Corp.[1]	3,238	271,214
Rockwood Holdings, Inc.[1]	3,558	270,372
Greif, Inc. — Class A1	4,928	268,872

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 67.7% (continued)
Materials - 4.6% (continued)
Cabot Corp.[1]	4,606	$267,102
Bemis Company, Inc.[1]	6,524	265,266
Scotts Miracle-Gro Co. — Class A1	4,495	255,586
WR Grace & Co.*,1	102	9,642
Total Materials		2,449,881
Consumer Staples - 4.5%
Mead Johnson Nutrition Co. — Class A1	2,972	276,902
Dean Foods Co.[1]	15,644	275,178
Flowers Foods, Inc.[1]	12,953	273,049
WhiteWave Foods Co. — Class A*,1	8,335	269,804
Campbell Soup Co.	5,857	268,309
McCormick & Company, Inc.[1]	3,672	262,878
Ingredion, Inc.[1]	3,492	262,040
ConAgra Foods, Inc.[1]	8,260	245,157
JM Smucker Co.	2,254	240,209
Total Consumer Staples		2,373,526
Consumer Discretionary - 4.1%
Visteon Corp.*,1	2,913	282,591
TRW Automotive Holdings Corp.*,1	3,146	281,630
Goodyear Tire & Rubber Co.[1]	10,104	280,689
Clear Channel Outdoor Holdings, Inc. — Class A1	33,290	272,312
BorgWarner, Inc.[1]	4,160	271,190
Gentex Corp.[1]	9,246	268,966
Delphi Automotive plc[1]	3,844	264,237
Lear Corp.[1]	2,942	262,779
Total Consumer Discretionary		2,184,394
Utilities - 3.5%
Integrys Energy Group, Inc.[1]	4,596	326,914
Vectren Corp.[1]	6,700	284,750
Hawaiian Electric Industries, Inc.[2]	11,225	284,217
ONE Gas, Inc.[1]	7,384	278,746
Questar Corp.[1]	11,112	275,578
TECO Energy, Inc.[1]	11,440	211,411
Great Plains Energy, Inc.[1]	6,206	166,755
Total Utilities		1,828,371
Telecommunication Services - 3.3%
Windstream Holdings, Inc.	27,691	275,802
Frontier Communications Corp.	45,774	267,320
Intelsat S.A.*,1	14,022	264,175
Telephone & Data Systems, Inc.[1]	9,901	258,515
United States Cellular Corp.*,1	6,310	257,448
tw telecom, Inc. — Class A*,1	6,114	246,455
CenturyLink, Inc.[1]	5,078	183,824
Total Telecommunication Services		1,753,539
Total Common Stocks
(Cost $32,737,724)		35,726,552
MUTUAL FUNDS†,5 - 24.6%
Guggenheim Strategy Fund I	280,464	6,997,585
Guggenheim Strategy Fund II	240,342	6,001,349
Total Mutual Funds
(Cost $13,006,945)		12,998,934

	Face Amount
REPURCHASE AGREEMENTS††,3 - 8.5%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$2,393,095	2,393,095
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	1,297,386	1,297,386
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	618,909	618,909
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	192,156	192,156
Total Repurchase Agreements
(Cost $4,501,546)		4,501,546
SECURITIES LENDING COLLATERAL††,4 - 1.7%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	513,434	513,434
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	378,320	378,320
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	21,521	21,521
Total Securities Lending Collateral
(Cost $913,275)		913,275
Total Investments - 102.5%
(Cost $51,159,490)		$54,140,307

	Shares
COMMON STOCKS SOLD SHORT† - (19.8)%
Telecommunication Services - (0.1)%
Verizon Communications, Inc.	912	(44,624)
Materials - (0.3)%
Freeport-McMoRan Copper & Gold, Inc.	4,211	(153,702)
Energy - (0.4)%
Exxon Mobil Corp.	690	(69,469)
National Oilwell Varco, Inc.	1,693	(139,419)
Total Energy		(208,888)
Health Care - (0.6)%
Thermo Fisher Scientific, Inc.	349	(41,182)
Abbott Laboratories	3,340	(136,606)
Medtronic, Inc.	2,173	(138,550)
Total Health Care		(316,338)
Industrials - (1.3)%
General Electric Co.	4,956	(130,244)
United Parcel Service, Inc. — Class B	1,278	(131,199)
Danaher Corp.	1,680	(132,266)
3M Co.	930	(133,213)
FedEx Corp.	932	(141,087)
Total Industrials		(668,009)
Consumer Staples - (1.5)%
Estee Lauder Companies, Inc. — Class A	1,389	(103,147)
Nu Skin Enterprises, Inc. — Class A	1,659	(122,700)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (19.8)% (continued)
Consumer Staples - (1.5)% (continued)
Procter & Gamble Co.	1,665	$(130,852)
Kimberly-Clark Corp.	1,199	(133,353)
Colgate-Palmolive Co.	1,979	(134,928)
Energizer Holdings, Inc.	1,154	(140,823)
Total Consumer Staples		(765,803)
Information Technology - (3.5)%
Cisco Systems, Inc.	883	(21,943)
Google, Inc. — Class C*	120	(69,034)
Google, Inc. — Class A*	120	(70,160)
Oracle Corp.	3,173	(128,602)
Yahoo!, Inc.*	3,703	(130,086)
QUALCOMM, Inc.	1,651	(130,759)
Visa, Inc. — Class A	628	(132,326)
Apple, Inc.	1,442	(134,005)
Microsoft Corp.	3,295	(137,401)
Facebook, Inc. — Class A*	2,109	(141,915)
SanDisk Corp.	1,361	(142,129)
Equinix, Inc.*	678	(142,441)
LinkedIn Corp. — Class A*	852	(146,092)
salesforce.com, Inc.*	2,606	(151,356)
Twitter, Inc.*	4,075	(166,953)
Total Information Technology		(1,845,202)
Financials - (5.2)%
Crown Castle International Corp.	260	(19,308)
General Growth Properties, Inc.	1,801	(42,432)
SunTrust Banks, Inc.	1,430	(57,286)
Ocwen Financial Corp.*	3,359	(124,619)
Citigroup, Inc.	2,750	(129,525)
Simon Property Group, Inc.	780	(129,698)
Boston Properties, Inc.	1,103	(130,353)
HCP, Inc.	3,152	(130,430)
Berkshire Hathaway, Inc. — Class B*	1,044	(132,129)
American International Group, Inc.	2,430	(132,629)
Prologis, Inc.	3,235	(132,926)
AvalonBay Communities, Inc.	935	(132,948)
Travelers Companies, Inc.	1,420	(133,579)
ACE Ltd.	1,290	(133,773)
Public Storage	781	(133,824)
Bank of America Corp.	8,727	(134,134)
Equity Residential	2,138	(134,694)
American Tower Corp. — Class A	1,500	(134,970)
Moody's Corp.	1,556	(136,399)
Wells Fargo & Co.	2,600	(136,656)
American Express Co.	1,450	(137,562)
JPMorgan Chase & Co.	2,388	(137,596)
MetLife, Inc.	2,490	(138,344)
Total Financials		(2,785,814)
Consumer Discretionary - (6.9)%
Las Vegas Sands Corp.	109	(8,308)
Ross Stores, Inc.	310	(20,500)
GNC Holdings, Inc. — Class A	1,368	(46,649)
Liberty Global plc — Class A*	1,470	(65,003)
Liberty Global plc*	1,541	(65,200)
DSW, Inc. — Class A	3,990	(111,481)
Bed Bath & Beyond, Inc.*	2,175	(124,802)
TJX Companies, Inc.	2,370	(125,966)
LKQ Corp.*	4,723	(126,057)
Murphy USA, Inc.*	2,592	(126,723)
Priceline Group, Inc.*	106	(127,518)
Macy's, Inc.	2,217	(128,630)
Cabela's, Inc.*	2,105	(131,352)
Nordstrom, Inc.	1,951	(132,532)
Home Depot, Inc.	1,650	(133,584)
Tiffany & Co.	1,338	(134,135)
O'Reilly Automotive, Inc.*	891	(134,185)
Dollar Tree, Inc.*	2,465	(134,244)
Lowe's Companies, Inc.	2,810	(134,852)
Dollar General Corp.*	2,357	(135,198)
The Gap, Inc.	3,260	(135,518)
Target Corp.	2,340	(135,602)
Walt Disney Co.	1,585	(135,898)
AutoZone, Inc.*	255	(136,741)
Ulta Salon Cosmetics & Fragrance, Inc.*	1,506	(137,663)
CBS Corp. — Class B	2,224	(138,199)
Ascena Retail Group, Inc.*	8,088	(138,304)
Netflix, Inc.*	315	(138,789)
Liberty Media Corp. — Class A*	1,025	(140,097)
Advance Auto Parts, Inc.	1,056	(142,476)
CarMax, Inc.*	2,920	(151,868)
Total Consumer Discretionary		(3,678,074)
Total Common Stocks Sold Short
(Proceeds $9,907,912)		(10,466,454)
Total Securities Sold Short- (19.8)%
(Proceeds $9,907,912)		$(10,466,454)
Other Assets & Liabilities, net - 17.3%		9,124,485
Total Net Assets - 100.0%		$52,798,338

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2014.
[2]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Investment in a product that is related to the Advisor.
plc — Public Limited Company

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 58.4%
Financials - 12.9%
SL Green Realty Corp.	987	$107,987
Realty Income Corp.	2,278	101,188
Federal Realty Investment Trust	689	83,314
Everest Re Group Ltd.	471	75,591
Arthur J Gallagher & Co.	1,621	75,538
Alleghany Corp.*	171	74,918
UDR, Inc.	2,596	74,324
New York Community Bancorp, Inc.	4,562	72,901
Signature Bank*	517	65,236
Raymond James Financial, Inc.	1,276	64,731
Camden Property Trust	882	62,754
Duke Realty Corp.	3,393	61,617
Extra Space Storage, Inc.	1,133	60,332
SVB Financial Group*	510	59,477
Jones Lang LaSalle, Inc.	457	57,760
Liberty Property Trust	1,522	57,729
Alexandria Real Estate Equities, Inc.	743	57,687
Mid-America Apartment Communities, Inc.	776	56,687
Protective Life Corp.	810	56,158
Reinsurance Group of America, Inc. — Class A	711	56,098
MSCI, Inc. — Class A*	1,207	55,341
Waddell & Reed Financial, Inc. — Class A	880	55,079
Kilroy Realty Corp.	850	52,938
Regency Centers Corp.	950	52,896
East West Bancorp, Inc.	1,477	51,680
Senior Housing Properties Trust	2,102	51,058
HCC Insurance Holdings, Inc.	1,029	50,359
WR Berkley Corp.	1,065	49,320
Taubman Centers, Inc.	648	49,125
SEI Investments Co.	1,469	48,139
Omega Healthcare Investors, Inc.	1,303	48,029
National Retail Properties, Inc.	1,270	47,231
Eaton Vance Corp.	1,244	47,011
Hospitality Properties Trust	1,546	46,998
Rayonier, Inc.	1,306	46,428
RenaissanceRe Holdings Ltd.	421	45,047
American Financial Group, Inc.	741	44,134
CBOE Holdings, Inc.	886	43,600
BioMed Realty Trust, Inc.	1,988	43,398
Cullen/Frost Bankers, Inc.	544	43,204
PacWest Bancorp	983	42,436
American Campus Communities, Inc.	1,084	41,452
Old Republic International Corp.	2,493	41,234
Corrections Corporation of America	1,195	39,256
Highwoods Properties, Inc.	933	39,139
Commerce Bancshares, Inc.	830	38,595
Prosperity Bancshares, Inc.	614	38,436
LaSalle Hotel Properties	1,082	38,184
Weingarten Realty Investors	1,153	37,865
Brown & Brown, Inc.	1,225	37,620
Home Properties, Inc.	588	37,608
City National Corp.	496	37,577
SLM Corp.	4,355	36,190
Synovus Financial Corp.	1,430	34,863
FirstMerit Corp.	1,703	33,634
First Niagara Financial Group, Inc.	3,650	31,901
Umpqua Holdings Corp.	1,767	31,665
Aspen Insurance Holdings Ltd.	675	30,659
First American Financial Corp.	1,096	30,458
Hancock Holding Co.	852	30,093
Federated Investors, Inc. — Class B	970	29,992
Washington Prime Group, Inc.*	1,600	29,984
Associated Banc-Corp.	1,648	29,796
Webster Financial Corp.	931	29,364
First Horizon National Corp.	2,440	28,938
StanCorp Financial Group, Inc.	450	28,800
Hanover Insurance Group, Inc.	450	28,418
TCF Financial Corp.	1,712	28,025
Bank of Hawaii Corp.	456	26,763
Primerica, Inc.	557	26,652
Corporate Office Properties Trust	900	25,029
Fulton Financial Corp.	1,947	24,123
Washington Federal, Inc.	1,046	23,462
BancorpSouth, Inc.	871	21,400
Valley National Bancorp	2,064	20,454
Cathay General Bancorp	767	19,605
Mack-Cali Realty Corp.	910	19,547
Kemper Corp.	525	19,352
Janus Capital Group, Inc.	1,543	19,257
Alexander & Baldwin, Inc.	439	18,197
Mercury General Corp.	376	17,687
Potlatch Corp.	421	17,429
Trustmark Corp.	694	17,135
International Bancshares Corp.	590	15,930
Equity One, Inc.	657	15,499
Westamerica Bancorporation	268	14,011
Astoria Financial Corp.	869	11,688
Total Financials		3,688,444
Industrials - 10.0%
United Rentals, Inc.*	999	104,625
B/E Aerospace, Inc.*	1,024	94,709
Wabtec Corp.	990	81,763
Trinity Industries, Inc.	1,600	69,951
J.B. Hunt Transport Services, Inc.	944	69,649
Manpowergroup, Inc.	818	69,408
Kirby Corp.*	586	68,644
Fortune Brands Home & Security, Inc.	1,714	68,440
Towers Watson & Co. — Class A	654	68,166
Hubbell, Inc. — Class B	552	67,978
Alaska Air Group, Inc.	712	67,676
IDEX Corp.	827	66,771
Waste Connections, Inc.	1,281	62,193
Acuity Brands, Inc.	443	61,245
Lincoln Electric Holdings, Inc.	825	57,651
Carlisle Companies, Inc.	663	57,429
Donaldson Company, Inc.	1,352	57,217

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 58.4% (continued)
Industrials - 10.0% (continued)
Genesee & Wyoming, Inc. — Class A*	523	$54,915
Timken Co.	791	53,661
AGCO Corp.	898	50,486
Nordson Corp.	617	49,477
SPX Corp.	451	48,803
Graco, Inc.	624	48,722
Oshkosh Corp.	871	48,367
Huntington Ingalls Industries, Inc.	506	47,863
Terex Corp.	1,138	46,772
MSC Industrial Direct Company, Inc. — Class A	487	46,577
Old Dominion Freight Line, Inc.*	718	45,722
ITT Corp.	940	45,214
Alliant Techsystems, Inc.	329	44,060
Lennox International, Inc.	468	41,919
Copart, Inc.*	1,160	41,713
Valmont Industries, Inc.	272	41,330
NOW, Inc.*	1,105	40,012
AO Smith Corp.	786	38,970
Esterline Technologies Corp.*	330	37,990
Crane Co.	506	37,626
Triumph Group, Inc.	537	37,493
Kennametal, Inc.	807	37,348
AECOM Technology Corp.*	1,147	36,933
Clean Harbors, Inc.*	565	36,301
Regal-Beloit Corp.	461	36,216
KBR, Inc.	1,516	36,157
RR Donnelley & Sons Co.	2,055	34,853
Exelis, Inc.	1,952	33,145
URS Corp.	710	32,554
CLARCOR, Inc.	521	32,224
GATX Corp.	470	31,462
Woodward, Inc.	609	30,560
Deluxe Corp.	517	30,286
Con-way, Inc.	590	29,742
Landstar System, Inc.	461	29,504
Watsco, Inc.	279	28,670
Civeo Corp.*	1,090	27,283
JetBlue Airways Corp.*	2,354	25,541
Corporate Executive Board Co.	347	23,672
Harsco Corp.	828	22,050
Rollins, Inc.	666	19,980
MSA Safety, Inc.	326	18,739
Herman Miller, Inc.	611	18,477
HNI Corp.	468	18,303
FTI Consulting, Inc.*	419	15,847
Granite Construction, Inc.	377	13,564
Werner Enterprises, Inc.	465	12,327
Total Industrials		2,852,945
Information Technology - 9.6%
Equinix, Inc.*	515	108,196
Trimble Navigation Ltd.*	2,687	99,285
Skyworks Solutions, Inc.	1,949	91,525
ANSYS, Inc.*	957	72,561
Gartner, Inc.*	925	65,231
Avnet, Inc.	1,428	63,275
3D Systems Corp.*,1	1,052	62,910
Cree, Inc.*	1,259	62,887
Arrow Electronics, Inc.*	1,031	62,283
Synopsys, Inc.*	1,598	62,035
NCR Corp.*	1,735	60,881
SunEdison, Inc.*	2,534	57,268
Global Payments, Inc.	744	54,200
MICROS Systems, Inc.*	774	52,555
Cadence Design Systems, Inc.*	2,984	52,190
Jack Henry & Associates, Inc.	873	51,882
Broadridge Financial Solutions, Inc.	1,243	51,759
FactSet Research Systems, Inc.	410	49,315
Solera Holdings, Inc.	709	47,609
PTC, Inc.*	1,224	47,491
Ingram Micro, Inc. — Class A*	1,596	46,619
Concur Technologies, Inc.*	496	46,297
Zebra Technologies Corp. — Class A*	520	42,806
VeriFone Systems, Inc.*	1,155	42,446
WEX, Inc.*	400	41,988
Atmel Corp.*	4,338	40,647
Informatica Corp.*	1,136	40,498
Rackspace Hosting, Inc.*	1,199	40,358
ARRIS Group, Inc.*	1,230	40,013
FEI Co.	433	39,286
Teradyne, Inc.	2,000	39,200
Fortinet, Inc.*	1,409	35,408
Belden, Inc.	453	35,406
Riverbed Technology, Inc.*	1,655	34,143
National Instruments Corp.	1,014	32,843
DST Systems, Inc.	356	32,813
AOL, Inc.*	824	32,787
TIBCO Software, Inc.*	1,581	31,889
Lexmark International, Inc. — Class A	641	30,871
JDS Uniphase Corp.*	2,420	30,177
CoreLogic, Inc.*	943	28,629
RF Micro Devices, Inc.*	2,949	28,281
Advanced Micro Devices, Inc.*	6,680	27,989
Diebold, Inc.	669	26,874
Knowles Corp.*	872	26,805
SolarWinds, Inc.*	674	26,057
Leidos Holdings, Inc.	651	24,959
Tech Data Corp.*	389	24,320
Ciena Corp.*	1,084	23,479
Rovi Corp.*	976	23,385
Compuware Corp.	2,261	22,587
Fair Isaac Corp.	353	22,507
Convergys Corp.	1,045	22,405
CommVault Systems, Inc.*	455	22,372
Vishay Intertechnology, Inc.	1,400	21,686
Integrated Device Technology, Inc.*	1,402	21,675
ACI Worldwide, Inc.*	387	21,606
Mentor Graphics Corp.	995	21,462
Plantronics, Inc.	439	21,094
Silicon Laboratories, Inc.*	416	20,488
International Rectifier Corp.*	730	20,367
Fairchild Semiconductor International, Inc. — Class A*	1,292	20,155

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 58.4% (continued)
Information Technology - 9.6% (continued)
InterDigital, Inc.	420	$20,076
Intersil Corp. — Class A	1,327	19,839
Science Applications International Corp.	423	18,680
Semtech Corp.*	695	18,174
Polycom, Inc.*	1,419	17,780
Acxiom Corp.*	791	17,157
Cypress Semiconductor Corp.	1,500	16,365
Conversant, Inc.*	644	16,358
Itron, Inc.*	403	16,342
NeuStar, Inc. — Class A*	621	16,158
Advent Software, Inc.	419	13,647
ADTRAN, Inc.	586	13,220
Total Information Technology		2,754,811
Consumer Discretionary - 7.7%
Advance Auto Parts, Inc.	755	101,865
Hanesbrands, Inc.	1,027	101,097
Signet Jewelers Ltd.	831	91,900
Polaris Industries, Inc.	680	88,563
LKQ Corp.*	3,106	82,899
Foot Locker, Inc.	1,503	76,232
Jarden Corp.*	1,237	73,416
Williams-Sonoma, Inc.	897	64,386
Toll Brothers, Inc.*	1,645	60,700
Kate Spade & Co.*	1,300	49,582
NVR, Inc.*	43	49,476
Dick's Sporting Goods, Inc.	1,028	47,864
Service Corporation International	2,205	45,688
Gentex Corp.	1,507	43,839
Tupperware Brands Corp.	517	43,273
Domino's Pizza, Inc.	576	42,101
International Game Technology	2,550	40,571
Brunswick Corp.	960	40,445
Panera Bread Co. — Class A*	268	40,154
Carter's, Inc.	549	37,843
Cinemark Holdings, Inc.	1,068	37,764
AMC Networks, Inc. — Class A*	609	37,447
Tempur Sealy International, Inc.*	626	37,372
Live Nation Entertainment, Inc.*	1,470	36,294
Lamar Advertising Co. — Class A	673	35,669
Brinker International, Inc.	664	32,304
Abercrombie & Fitch Co. — Class A	745	32,221
Apollo Education Group, Inc. — Class A*	1,024	32,000
Deckers Outdoor Corp.*	361	31,165
Cabela's, Inc.*	478	29,827
Sotheby's	710	29,813
John Wiley & Sons, Inc. — Class A	478	28,963
Office Depot, Inc.*	5,019	28,558
JC Penney Company, Inc.*	3,136	28,381
Time, Inc.*	1,150	27,853
CST Brands, Inc.	778	26,841
Chico's FAS, Inc.	1,581	26,814
Aaron's, Inc.	745	26,552
Thor Industries, Inc.	465	26,445
Bally Technologies, Inc.*	402	26,419
Big Lots, Inc.*	567	25,912
DeVry Education Group, Inc.	592	25,065
Wendy's Co.	2,725	23,244
Ascena Retail Group, Inc.*	1,336	22,846
Murphy USA, Inc.*	462	22,587
Cheesecake Factory, Inc.	470	21,817
HSN, Inc.	346	20,497
ANN, Inc.*	487	20,035
American Eagle Outfitters, Inc.	1,767	19,826
New York Times Co. — Class A	1,302	19,803
Life Time Fitness, Inc.*	384	18,716
Meredith Corp.	376	18,183
KB Home	926	17,298
DreamWorks Animation SKG, Inc. — Class A*	741	17,236
Guess?, Inc.	613	16,551
Rent-A-Center, Inc. — Class A	548	15,717
MDC Holdings, Inc.	401	12,146
International Speedway Corp. — Class A	285	9,485
Total Consumer Discretionary		2,187,560
Health Care - 5.6%
Henry Schein, Inc.*	878	104,192
Endo International plc*	1,446	101,249
Universal Health Services, Inc. — Class B	925	88,577
Salix Pharmaceuticals Ltd.*	656	80,918
Mettler-Toledo International, Inc.*	297	75,194
ResMed, Inc.[1]	1,443	73,059
Hologic, Inc.*	2,847	72,171
IDEXX Laboratories, Inc.*	529	70,659
Omnicare, Inc.	1,025	68,234
Cooper Companies, Inc.	495	67,087
MEDNAX, Inc.*	1,019	59,255
Cubist Pharmaceuticals, Inc.*	777	54,250
Community Health Systems, Inc.*	1,184	53,718
Covance, Inc.*	593	50,749
Mallinckrodt plc*	601	48,092
Sirona Dental Systems, Inc.*	573	47,250
Teleflex, Inc.	426	44,986
Align Technology, Inc.*	744	41,694
United Therapeutics Corp.*	453	40,086
Health Net, Inc.*	828	34,395
WellCare Health Plans, Inc.*	448	33,448
STERIS Corp.	607	32,462
Techne Corp.	344	31,844
VCA, Inc.*	907	31,827
LifePoint Hospitals, Inc.*	455	28,256
Charles River Laboratories International, Inc.*	502	26,867
Allscripts Healthcare Solutions, Inc.*	1,641	26,338
Bio-Rad Laboratories, Inc. — Class A*	208	24,900
Hill-Rom Holdings, Inc.	593	24,615
Owens & Minor, Inc.	651	22,121
Thoratec Corp.*	589	20,533
HMS Holdings Corp.*	904	18,451
Total Health Care		1,597,477

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 58.4% (continued)
Materials - 4.4%
Ashland, Inc.	742	$80,685
Rock-Tenn Co. — Class A	736	77,715
Packaging Corporation of America	1,009	72,133
Martin Marietta Materials, Inc.	481	63,516
RPM International, Inc.	1,368	63,174
Valspar Corp.	800	60,952
Reliance Steel & Aluminum Co.	798	58,820
Albemarle Corp.	821	58,702
Royal Gold, Inc.	674	51,305
Eagle Materials, Inc.	512	48,271
Sonoco Products Co.	1,053	46,258
AptarGroup, Inc.	678	45,433
NewMarket Corp.	111	43,524
Steel Dynamics, Inc.	2,305	41,375
PolyOne Corp.	970	40,876
Cytec Industries, Inc.	373	39,322
Cabot Corp.	617	35,780
Carpenter Technology Corp.	543	34,345
Compass Minerals International, Inc.	347	33,222
Domtar Corp.	674	28,881
Sensient Technologies Corp.	512	28,529
Scotts Miracle-Gro Co. — Class A	448	25,473
Cliffs Natural Resources, Inc.	1,580	23,779
Silgan Holdings, Inc.	456	23,174
Worthington Industries, Inc.	536	23,069
Minerals Technologies, Inc.	350	22,953
Louisiana-Pacific Corp.*	1,459	21,914
Olin Corp.	812	21,859
Commercial Metals Co.	1,216	21,049
Rayonier Advanced Materials, Inc.*	435	16,869
Greif, Inc. — Class A	309	16,859
Total Materials		1,269,816
Energy - 3.1%
HollyFrontier Corp.	2,043	89,258
Oceaneering International, Inc.	1,117	87,271
Energen Corp.	745	66,216
SM Energy Co.	693	58,282
Superior Energy Services, Inc.	1,612	58,258
Gulfport Energy Corp.*	885	55,578
Patterson-UTI Energy, Inc.	1,489	52,026
Dresser-Rand Group, Inc.*	789	50,283
WPX Energy, Inc.*	2,080	49,733
Dril-Quip, Inc.*	422	46,099
World Fuel Services Corp.	742	36,529
Rosetta Resources, Inc.*	637	34,939
Oil States International, Inc.*	545	34,929
CARBO Ceramics, Inc.	209	32,211
Atwood Oceanics, Inc.*	598	31,383
Unit Corp.*	452	31,111
Tidewater, Inc.	513	28,805
Helix Energy Solutions Group, Inc.*	1,007	26,494
Bill Barrett Corp.*	514	13,765
Total Energy		883,170
Utilities - 2.8%
OGE Energy Corp.	2,056	80,348
MDU Resources Group, Inc.	1,977	69,393
Alliant Energy Corp.	1,138	69,259
National Fuel Gas Co.	862	67,494
UGI Corp.	1,186	59,893
Atmos Energy Corp.	1,034	55,216
Westar Energy, Inc.	1,327	50,678
Aqua America, Inc.	1,827	47,904
Questar Corp.	1,807	44,814
Great Plains Energy, Inc.	1,582	42,508
Cleco Corp.	618	36,431
Vectren Corp.	854	36,295
IDACORP, Inc.	520	30,072
Black Hills Corp.	462	28,362
Hawaiian Electric Industries, Inc.	1,047	26,510
PNM Resources, Inc.	817	23,963
WGL Holdings, Inc.	534	23,015
ONE Gas, Inc.	535	20,196
Total Utilities		812,351
Consumer Staples - 2.0%
Church & Dwight Company, Inc.	1,402	98,070
Hillshire Brands Co.	1,263	78,684
Energizer Holdings, Inc.	634	77,367
WhiteWave Foods Co. — Class A*	1,794	58,072
Ingredion, Inc.	767	57,556
Hain Celestial Group, Inc.*	513	45,524
Flowers Foods, Inc.	1,812	38,197
United Natural Foods, Inc.*	514	33,461
Post Holdings, Inc.*	452	23,011
Lancaster Colony Corp.	197	18,747
Dean Foods Co.	964	16,957
SUPERVALU, Inc.*	2,036	16,736
Universal Corp.	238	13,173
Tootsie Roll Industries, Inc.	216	6,359
Total Consumer Staples		581,914
Telecommunication Services - 0.3%
tw telecom, Inc. — Class A*	1,421	57,280
Telephone & Data Systems, Inc.	1,015	26,502
Total Telecommunication Services		83,782
Total Common Stocks
(Cost $10,287,576)		16,712,270
MUTUAL FUNDS†,6 - 13.0%
Guggenheim Strategy Fund I	148,337	3,701,015
Total Mutual Funds
(Cost $3,703,901)		3,701,015

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 11.1%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$1,542,983	$1,542,983
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	836,509	836,509
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	399,050	399,050
Credit Suisse Group issued 06/30/14 at 0.01% due 07/01/14[3]	264,039	264,039
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	123,895	123,895
Total Repurchase Agreements
(Cost $3,166,476)		3,166,476
SECURITIES LENDING COLLATERAL††,4 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	44,651	44,651
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	32,900	32,900
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	1,872	1,872
Total Securities Lending Collateral
(Cost $79,423)		79,423
Total Investments - 82.8%
(Cost $17,237,376)		$23,659,184
Other Assets & Liabilities, net - 17.2%		4,899,373
Total Net Assets - 100.0%		$28,558,557

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $9,586,360)	67	$134,004

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2014 S&P MidCap 400 Index Swap, Terminating 07/31/14 [5] (Notional Value $11,931,353)	8,327	$115,722
Credit Suisse Capital, LLC July 2014 S&P MidCap 400 Index Swap, Terminating 07/29/14 [5] (Notional Value $2,490,629)	1,738	19,826
Goldman Sachs International July 2014 S&P MidCap 400 Index Swap, Terminating 07/29/14 [5] (Notional Value $1,777,603)	1,241	17,231
(Total Notional Value $16,199,585)		$152,779

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
[6]	Investment in a product that is related to the Advisor.
plc — Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 78.0%
Information Technology - 46.3%
Apple, Inc.	830,374	$77,166,656
Microsoft Corp.	1,137,581	47,437,128
Google, Inc. — Class C*	46,443	26,717,728
Google, Inc. — Class A*	38,790	22,679,348
Intel Corp.	685,546	21,183,372
Facebook, Inc. — Class A*	274,564	18,475,412
QUALCOMM, Inc.	232,445	18,409,644
Cisco Systems, Inc.	705,470	17,530,930
eBay, Inc.*	174,532	8,737,072
Baidu, Inc. ADR*	38,053	7,108,681
Texas Instruments, Inc.	148,643	7,103,649
Automatic Data Processing, Inc.	66,393	5,263,637
Adobe Systems, Inc.*	68,545	4,959,916
Yahoo!, Inc.*	138,652	4,870,845
Micron Technology, Inc.*	147,410	4,857,160
Cognizant Technology Solutions Corp. — Class A*	83,788	4,098,071
Applied Materials, Inc.	167,655	3,780,620
SanDisk Corp.	31,151	3,253,098
Intuit, Inc.	39,098	3,148,562
Western Digital Corp.	32,372	2,987,936
Broadcom Corp. — Class A	73,672	2,734,705
Seagate Technology plc	44,972	2,555,309
Avago Technologies Ltd.	34,405	2,479,568
Analog Devices, Inc.	43,259	2,339,014
NXP Semiconductor N.V.*	34,670	2,294,461
Activision Blizzard, Inc.	98,562	2,197,933
Symantec Corp.	95,256	2,181,362
Paychex, Inc.	50,092	2,081,824
Fiserv, Inc.*	34,322	2,070,303
Autodesk, Inc.*	31,325	1,766,104
Check Point Software Technologies Ltd.*	26,275	1,761,213
CA, Inc.	61,000	1,753,140
Xilinx, Inc.	36,943	1,747,773
NetApp, Inc.	45,621	1,666,079
KLA-Tencor Corp.	22,837	1,658,880
Linear Technology Corp.	32,573	1,533,211
Altera Corp.	43,140	1,499,546
Akamai Technologies, Inc.*	24,513	1,496,764
Equinix, Inc.*	6,853	1,439,747
NVIDIA Corp.	76,840	1,424,614
Citrix Systems, Inc.*	22,566	1,411,503
Maxim Integrated Products, Inc.	38,929	1,316,189
F5 Networks, Inc.*	10,425	1,161,762
Total Information Technology		352,340,469
Consumer Discretionary - 15.0%
Amazon.com, Inc.*	63,374	20,582,609
Comcast Corp. — Class A	295,578	15,866,626
Priceline Group, Inc.*	7,225	8,691,675
Starbucks Corp.	103,672	8,022,139
Twenty-First Century Fox, Inc. — Class A	196,634	6,911,685
DIRECTV*	69,164	5,879,632
Viacom, Inc. — Class B	52,173	4,524,964
Tesla Motors, Inc.*,1	17,093	4,103,346
Netflix, Inc.*	8,253	3,636,272
Wynn Resorts Ltd.	13,945	2,894,424
Sirius XM Holdings, Inc.*	830,941	2,875,056
Marriott International, Inc. — Class A	40,318	2,584,384
Charter Communications, Inc. — Class A*	14,907	2,360,971
O'Reilly Automotive, Inc.*	14,609	2,200,115
DISH Network Corp. — Class A*	30,377	1,976,935
Liberty Media Corp. — Class A*	14,384	1,966,006
TripAdvisor, Inc.*	17,883	1,943,167
Ross Stores, Inc.	29,253	1,934,501
Liberty Interactive Corp. — Class A*	63,616	1,867,766
Mattel, Inc.	46,720	1,820,678
Garmin Ltd.[1]	26,825	1,633,643
Bed Bath & Beyond, Inc.*	28,096	1,612,148
Dollar Tree, Inc.*	28,481	1,551,075
Discovery Communications, Inc. — Class A*	20,323	1,509,592
Liberty Global plc — Class A*,1	29,550	1,306,701
Expedia, Inc.	16,115	1,269,217
Tractor Supply Co.	19,073	1,152,009
Staples, Inc.	89,049	965,291
Total Consumer Discretionary		113,642,627
Health Care - 10.7%
Gilead Sciences, Inc.*	211,486	17,534,303
Amgen, Inc.	104,251	12,340,191
Biogen Idec, Inc.*	32,661	10,298,340
Celgene Corp.*	110,286	9,471,362
Express Scripts Holding Co.*	106,533	7,385,933
Alexion Pharmaceuticals, Inc.*	27,239	4,256,094
Regeneron Pharmaceuticals, Inc.*	13,615	3,845,829
Illumina, Inc.*	17,684	3,157,301
Vertex Pharmaceuticals, Inc.*	32,526	3,079,562
Mylan, Inc.*	51,470	2,653,793
Cerner Corp.*	47,287	2,439,064
Intuitive Surgical, Inc.*	5,290	2,178,422
Henry Schein, Inc.*	11,756	1,395,085
Catamaran Corp.*	28,490	1,258,118
Total Health Care		81,293,397
Consumer Staples - 3.6%
Mondelez International, Inc. — Class A	232,940	8,760,873
Costco Wholesale Corp.	60,578	6,976,162
Kraft Foods Group, Inc.	81,982	4,914,821
Keurig Green Mountain, Inc.	22,411	2,792,635
Whole Foods Market, Inc.	50,620	1,955,451
Monster Beverage Corp.*	23,005	1,634,045
Total Consumer Staples		27,033,987
Industrials - 1.4%
PACCAR, Inc.	48,844	3,068,870
Fastenal Co.	40,852	2,021,765
Stericycle, Inc.*	11,663	1,381,132
Verisk Analytics, Inc. — Class A*	22,915	1,375,358
CH Robinson Worldwide, Inc.	20,441	1,303,931
Expeditors International of Washington, Inc.	27,181	1,200,313
Total Industrials		10,351,369

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 78.0% (continued)
Telecommunication Services - 0.8%
Vodafone Group plc ADR	71,465	$2,386,217
VimpelCom Ltd. ADR	227,518	1,911,151
SBA Communications Corp. — Class A*	17,734	1,814,188
Total Telecommunication Services		6,111,556
Materials - 0.2%
Sigma-Aldrich Corp.	16,366	1,660,822
Total Common Stocks
(Cost $204,783,077)		592,434,227
MUTUAL FUNDS† - 17.3%
Guggenheim Strategy Fund I6	5,280,153	131,739,817
Total Mutual Funds
(Cost $131,830,720)		131,739,817

	Face Amount
REPURCHASE AGREEMENTS††,2 - 4.1%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$11,654,609	11,654,609
Credit Suisse Group issued 06/30/14 at 0.01% due 07/01/14[3]	9,088,216	9,088,216
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	6,318,401	6,318,401
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	3,014,147	3,014,147
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	935,819	935,819
Total Repurchase Agreements
(Cost $31,011,192)		31,011,192
SECURITIES LENDING COLLATERAL††,4 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	1,717,209	1,717,209
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	1,265,312	1,265,312
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	71,979	71,979
Total Securities Lending Collateral
(Cost $3,054,500)		3,054,500
Total Investments - 99.8%
(Cost $370,679,489)		$758,239,736
Other Assets & Liabilities, net - 0.2%		1,322,077
Total Net Assets - 100.0%		$759,561,813

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $99,507,800)	1,295	$1,965,353

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2014 NASDAQ-100 Index Swap, Terminating 07/29/14[5] (Notional Value $60,856,649)	15,809	$330,170
Goldman Sachs International July 2014 NASDAQ-100 Index Swap, Terminating 07/29/14[5] (Notional Value $3,300,782)	857	14,813
Barclays Bank plc July 2014 NASDAQ-100 Index Swap, Terminating 07/31/14[5] (Notional Value $3,216,166)	835	8,989
(Total Notional Value $67,373,597)		$353,972

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
[6]	Affiliated issuer — See Note 7.
ADR — American Depositary Receipt
plc — Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 64.6%
Information Technology - 12.2%
Apple, Inc.	32,451	$3,015,671
Microsoft Corp.	40,454	1,686,931
International Business Machines Corp.	5,124	928,827
Google, Inc. — Class A*	1,527	892,791
Google, Inc. — Class C*	1,527	878,453
Intel Corp.	26,783	827,595
Oracle Corp.	18,474	748,751
QUALCOMM, Inc.	9,082	719,295
Cisco Systems, Inc.	27,567	685,040
Facebook, Inc. — Class A*	9,252	622,567
Visa, Inc. — Class A	2,703	569,550
MasterCard, Inc. — Class A	5,403	396,958
Hewlett-Packard Co.	10,072	339,225
eBay, Inc.*	6,139	307,318
EMC Corp.	11,014	290,109
Texas Instruments, Inc.	5,806	277,469
Accenture plc — Class A	3,405	275,261
Automatic Data Processing, Inc.	2,591	205,414
Micron Technology, Inc.*	5,764	189,924
Adobe Systems, Inc.*	2,489	180,103
Yahoo!, Inc.*	5,036	176,915
salesforce.com, Inc.*	3,042	176,679
Cognizant Technology Solutions Corp. — Class A*	3,273	160,082
Corning, Inc.	7,039	154,506
Applied Materials, Inc.	6,548	147,657
TE Connectivity Ltd.	2,197	135,863
SanDisk Corp.	1,216	126,987
Intuit, Inc.	1,530	123,211
Broadcom Corp. — Class A	2,992	111,063
Western Digital Corp.	1,126	103,930
Seagate Technology plc	1,753	99,605
Avago Technologies Ltd.	1,355	97,655
Analog Devices, Inc.	1,691	91,432
Symantec Corp.	3,723	85,257
Fidelity National Information Services, Inc.	1,550	84,847
Amphenol Corp. — Class A	846	81,504
Alliance Data Systems Corp.*	289	81,281
Motorola Solutions, Inc.	1,216	80,949
Fiserv, Inc.*	1,338	80,708
Xerox Corp.	5,875	73,085
Paychex, Inc.	1,737	72,190
Autodesk, Inc.*	1,225	69,066
Xilinx, Inc.	1,445	68,363
NetApp, Inc.	1,780	65,006
KLA-Tencor Corp.	890	64,650
Juniper Networks, Inc.*	2,549	62,552
Electronic Arts, Inc.*	1,688	60,549
Linear Technology Corp.	1,277	60,108
Lam Research Corp.	874	59,065
Akamai Technologies, Inc.*	960	58,618
Altera Corp.	1,678	58,327
Red Hat, Inc.*	1,018	56,265
NVIDIA Corp.	3,000	55,620
Citrix Systems, Inc.*	881	55,107
Microchip Technology, Inc.	1,078	52,617
Western Union Co.	2,900	50,286
CA, Inc.	1,713	49,232
Computer Sciences Corp.	776	49,043
F5 Networks, Inc.*	405	45,133
Harris Corp.	571	43,253
Teradata Corp.*	842	33,848
VeriSign, Inc.*	667	32,556
Total System Services, Inc.	894	28,081
First Solar, Inc.*	379	26,932
FLIR Systems, Inc.	758	26,325
Jabil Circuit, Inc.	998	20,858
Total Information Technology		17,634,118
Financials - 10.4%
Wells Fargo & Co.	25,794	1,355,732
Berkshire Hathaway, Inc. — Class B*	9,687	1,225,987
JPMorgan Chase & Co.	20,369	1,173,661
Bank of America Corp.	56,589	869,773
Citigroup, Inc.	16,346	769,897
American Express Co.	4,903	465,148
American International Group, Inc.	7,788	425,070
U.S. Bancorp	9,769	423,193
Goldman Sachs Group, Inc.	2,236	374,396
MetLife, Inc.	6,060	336,693
Simon Property Group, Inc.	1,669	277,521
PNC Financial Services Group, Inc.	2,877	256,197
Capital One Financial Corp.	3,076	254,078
Morgan Stanley	7,531	243,477
Bank of New York Mellon Corp.	6,132	229,828
Prudential Financial, Inc.	2,484	220,504
BlackRock, Inc. — Class A	667	213,173
American Tower Corp. — Class A	2,118	190,577
ACE Ltd.	1,816	188,319
Travelers Companies, Inc.	1,869	175,817
Charles Schwab Corp.	6,297	169,578
State Street Corp.	2,317	155,841
Discover Financial Services	2,505	155,260
Marsh & McLennan Companies, Inc.	2,951	152,920
BB&T Corp.	3,862	152,279
Aflac, Inc.	2,446	152,264
Aon plc	1,596	143,784
Allstate Corp.	2,334	137,052
Public Storage	783	134,167
Crown Castle International Corp.	1,791	133,000
Franklin Resources, Inc.	2,156	124,703
Ameriprise Financial, Inc.	1,020	122,400
McGraw Hill Financial, Inc.	1,467	121,805
Chubb Corp.	1,315	121,204
CME Group, Inc. — Class A	1,703	120,828
T. Rowe Price Group, Inc.	1,410	119,018
Intercontinental Exchange, Inc.	620	117,118
SunTrust Banks, Inc.	2,867	114,852
Equity Residential	1,804	113,652
Prologis, Inc.	2,684	110,286
Weyerhaeuser Co.	3,153	104,333

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 64.6% (continued)
Financials - 10.4% (continued)
Health Care REIT, Inc.	1,642	$102,904
HCP, Inc.	2,464	101,960
Ventas, Inc.	1,580	101,278
Vornado Realty Trust	936	99,899
Fifth Third Bancorp	4,577	97,719
Boston Properties, Inc.	820	96,908
AvalonBay Communities, Inc.	651	92,566
Host Hotels & Resorts, Inc.	4,072	89,625
Moody's Corp.	1,011	88,624
Invesco Ltd.	2,324	87,731
M&T Bank Corp.	703	87,207
Hartford Financial Services Group, Inc.	2,421	86,696
Regions Financial Corp.	7,416	78,758
Northern Trust Corp.	1,192	76,538
Principal Financial Group, Inc.	1,477	74,559
Progressive Corp.	2,927	74,229
Lincoln National Corp.	1,413	72,685
Loews Corp.	1,640	72,176
KeyCorp	4,749	68,053
General Growth Properties, Inc.	2,802	66,015
Essex Property Trust, Inc.	333	61,575
Affiliated Managers Group, Inc.*	292	59,977
Macerich Co.	761	50,797
Kimco Realty Corp.	2,206	50,694
Comerica, Inc.	973	48,806
Unum Group	1,381	48,004
CBRE Group, Inc. — Class A*	1,498	47,996
XL Group plc — Class A	1,455	47,622
Genworth Financial, Inc. — Class A*	2,666	46,388
Leucadia National Corp.	1,709	44,810
Plum Creek Timber Company, Inc.	956	43,116
Huntington Bancshares, Inc.	4,456	42,510
Navient Corp.	2,271	40,219
Torchmark Corp.	467	38,257
Cincinnati Financial Corp.	787	37,807
E*TRADE Financial Corp.*	1,550	32,953
Zions Bancorporation	992	29,234
Legg Mason, Inc.	551	28,272
Assurant, Inc.	388	25,433
Apartment Investment & Management Co. — Class A	786	25,364
People's United Financial, Inc.	1,665	25,258
Hudson City Bancorp, Inc.	2,553	25,096
NASDAQ OMX Group, Inc.	630	24,331
Total Financials		15,086,034
Health Care - 8.5%
Johnson & Johnson	15,224	1,592,736
Pfizer, Inc.	34,328	1,018,855
Merck & Company, Inc.	15,726	909,749
Gilead Sciences, Inc.*	8,268	685,499
AbbVie, Inc.	8,555	482,844
Amgen, Inc.	4,078	482,713
Bristol-Myers Squibb Co.	8,920	432,709
UnitedHealth Group, Inc.	5,270	430,822
Biogen Idec, Inc.*	1,272	401,074
Celgene Corp.*	4,310	370,143
Medtronic, Inc.	5,370	342,391
Abbott Laboratories	8,079	330,431
Eli Lilly & Co.	5,302	329,625
Express Scripts Holding Co.*	4,158	288,274
Allergan, Inc.	1,600	270,752
Thermo Fisher Scientific, Inc.	2,141	252,638
McKesson Corp.	1,236	230,156
Covidien plc	2,422	218,416
Actavis plc*	961	214,351
Baxter International, Inc.	2,918	210,971
Alexion Pharmaceuticals, Inc.*	1,064	166,250
WellPoint, Inc.	1,499	161,307
Aetna, Inc.	1,924	155,998
Stryker Corp.	1,585	133,647
Cigna Corp.	1,445	132,897
Cardinal Health, Inc.	1,832	125,602
Becton Dickinson and Co.	1,037	122,677
Regeneron Pharmaceuticals, Inc.*	433	122,310
Vertex Pharmaceuticals, Inc.*	1,275	120,717
Humana, Inc.	829	105,880
St. Jude Medical, Inc.	1,526	105,676
Perrigo Company plc	712	103,781
Mylan, Inc.*	2,012	103,739
Agilent Technologies, Inc.	1,788	102,703
Zimmer Holdings, Inc.	898	93,266
Boston Scientific Corp.*	7,114	90,846
AmerisourceBergen Corp. — Class A	1,215	88,282
Zoetis, Inc.	2,697	87,032
Intuitive Surgical, Inc.*	211	86,890
Cerner Corp.*	1,590	82,012
DaVita HealthCare Partners, Inc.*	953	68,921
CR Bard, Inc.	408	58,348
CareFusion Corp.*	1,112	49,317
Edwards Lifesciences Corp.*	562	48,242
Waters Corp.*	453	47,311
Varian Medical Systems, Inc.*	558	46,392
Laboratory Corporation of America Holdings*	451	46,182
Hospira, Inc.*	899	46,182
Quest Diagnostics, Inc.	779	45,720
DENTSPLY International, Inc.	766	36,270
PerkinElmer, Inc.	601	28,151
Tenet Healthcare Corp.*	525	24,644
Patterson Companies, Inc.	436	17,226
Total Health Care		12,349,567
Consumer Discretionary - 7.7%
Comcast Corp. — Class A	13,987	750,822
Walt Disney Co.	8,669	743,279
Amazon.com, Inc.*	2,007	651,834
Home Depot, Inc.	7,365	596,271
McDonald's Corp.	5,322	536,138
Ford Motor Co.	21,283	366,919
Twenty-First Century Fox, Inc. — Class A	10,305	362,221
Priceline Group, Inc.*	282	339,246
Time Warner, Inc.	4,743	333,196
Starbucks Corp.	4,047	313,157

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 64.6% (continued)
Consumer Discretionary - 7.7% (continued)
NIKE, Inc. — Class B	3,968	$307,718
Lowe's Companies, Inc.	5,364	257,418
General Motors Co.	7,076	256,859
Time Warner Cable, Inc.	1,493	219,919
DIRECTV*	2,520	214,225
TJX Companies, Inc.	3,764	200,056
Target Corp.	3,404	197,262
Yum! Brands, Inc.	2,378	193,094
Viacom, Inc. — Class B	2,105	182,567
Johnson Controls, Inc.	3,573	178,400
CBS Corp. — Class B	2,842	176,602
Netflix, Inc.*	322	141,873
VF Corp.	1,848	116,425
Macy's, Inc.	1,944	112,791
Delphi Automotive plc	1,477	101,529
Omnicom Group, Inc.	1,388	98,854
Chipotle Mexican Grill, Inc. — Class A*	163	96,579
AutoZone, Inc.*	177	94,914
Dollar General Corp.*	1,628	93,382
Wynn Resorts Ltd.	438	90,911
Carnival Corp.	2,360	88,855
Discovery Communications, Inc. — Class A*	1,174	87,205
Michael Kors Holdings Ltd.*	966	85,636
O'Reilly Automotive, Inc.*	568	85,541
Starwood Hotels & Resorts Worldwide, Inc.	1,029	83,164
Harley-Davidson, Inc.	1,176	82,144
BorgWarner, Inc.	1,234	80,444
L Brands, Inc.	1,323	77,607
Marriott International, Inc. — Class A	1,184	75,894
Ross Stores, Inc.	1,147	75,851
Genuine Parts Co.	821	72,084
Mattel, Inc.	1,822	71,003
TripAdvisor, Inc.*	596	64,761
Bed Bath & Beyond, Inc.*	1,102	63,233
CarMax, Inc.*	1,190	61,892
Dollar Tree, Inc.*	1,111	60,505
Tiffany & Co.	597	59,849
Whirlpool Corp.	421	58,612
The Gap, Inc.	1,398	58,115
Kohl's Corp.	1,053	55,472
Under Armour, Inc. — Class A*	869	51,697
Wyndham Worldwide Corp.	681	51,565
PVH Corp.	442	51,537
Nordstrom, Inc.	758	51,491
Coach, Inc.	1,471	50,293
Ralph Lauren Corp. — Class A	312	50,135
H&R Block, Inc.	1,474	49,408
News Corp. — Class A*	2,676	48,007
Scripps Networks Interactive, Inc. — Class A	580	47,061
Newell Rubbermaid, Inc.	1,487	46,082
Best Buy Company, Inc.	1,486	46,081
Mohawk Industries, Inc.*	323	44,684
Tractor Supply Co.	737	44,515
Interpublic Group of Companies, Inc.	2,279	44,463
Expedia, Inc.	547	43,082
Goodyear Tire & Rubber Co.	1,480	41,114
Garmin Ltd.	653	39,768
Lennar Corp. — Class A	941	39,503
Harman International Industries, Inc.	361	38,782
Gannett Company, Inc.	1,217	38,104
Staples, Inc.	3,483	37,756
DR Horton, Inc.	1,536	37,755
PulteGroup, Inc.	1,836	37,014
Family Dollar Stores, Inc.	510	33,731
Hasbro, Inc.	617	32,732
Darden Restaurants, Inc.	705	32,620
PetSmart, Inc.	531	31,754
Fossil Group, Inc.*	258	26,966
Leggett & Platt, Inc.	749	25,676
GameStop Corp. — Class A	618	25,010
Cablevision Systems Corp. — Class A	1,161	20,492
AutoNation, Inc.*	338	20,172
Urban Outfitters, Inc.*	545	18,454
Graham Holdings Co. — Class B	19	13,644
Total Consumer Discretionary		11,083,476
Energy - 7.0%
Exxon Mobil Corp.	23,107	2,326,412
Chevron Corp.	10,245	1,337,485
Schlumberger Ltd.	7,009	826,713
ConocoPhillips	6,602	565,989
Occidental Petroleum Corp.	4,231	434,228
EOG Resources, Inc.	2,938	343,335
Halliburton Co.	4,546	322,811
Anadarko Petroleum Corp.	2,717	297,430
Phillips 66	3,046	244,990
Williams Companies, Inc.	3,760	218,869
Apache Corp.	2,079	209,189
National Oilwell Varco, Inc.	2,311	190,311
Pioneer Natural Resources Co.	773	177,643
Baker Hughes, Inc.	2,347	174,734
Devon Energy Corp.	2,058	163,405
Spectra Energy Corp.	3,604	153,098
Noble Energy, Inc.	1,932	149,653
Marathon Oil Corp.	3,636	145,149
Valero Energy Corp.	2,869	143,737
Hess Corp.	1,424	140,819
Kinder Morgan, Inc.	3,595	130,355
Marathon Petroleum Corp.	1,555	121,399
Equities Corp.	811	86,696
Southwestern Energy Co.*	1,896	86,249
Chesapeake Energy Corp.	2,725	84,693
Transocean Ltd.	1,830	82,405
Range Resources Corp.	903	78,516
FMC Technologies, Inc.*	1,264	77,192
Cabot Oil & Gas Corp.	2,245	76,644
ONEOK, Inc.	1,110	75,569
Cameron International Corp.*	1,102	74,616
Ensco plc — Class A	1,254	69,685

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 64.6% (continued)
Energy - 7.0% (continued)
Helmerich & Payne, Inc.	585	$67,924
Cimarex Energy Co.	463	66,422
Murphy Oil Corp.	912	60,630
CONSOL Energy, Inc.	1,235	56,896
Noble Corporation plc	1,364	45,776
Nabors Industries Ltd.	1,407	41,324
Tesoro Corp.	687	40,306
Denbury Resources, Inc.	1,897	35,019
QEP Resources, Inc.	972	33,534
Newfield Exploration Co.*	726	32,089
Peabody Energy Corp.	1,457	23,822
Rowan Companies plc — Class A	665	21,233
Diamond Offshore Drilling, Inc.	368	18,264
Total Energy		10,153,258
Industrials - 6.8%
General Electric Co.	53,965	1,418,199
United Technologies Corp.	4,534	523,450
Union Pacific Corp.	4,876	486,381
3M Co.	3,340	478,422
Boeing Co.	3,612	459,555
Honeywell International, Inc.	4,216	391,877
United Parcel Service, Inc. — Class B	3,794	389,492
Caterpillar, Inc.	3,357	364,805
Danaher Corp.	3,235	254,691
Emerson Electric Co.	3,776	250,576
Lockheed Martin Corp.	1,431	230,005
FedEx Corp.	1,497	226,616
General Dynamics Corp.	1,752	204,196
Eaton Corporation plc	2,565	197,967
Precision Castparts Corp.	774	195,358
Illinois Tool Works, Inc.	2,039	178,535
Deere & Co.	1,956	177,116
Delta Air Lines, Inc.	4,567	176,835
Norfolk Southern Corp.	1,667	171,751
CSX Corp.	5,407	166,590
Raytheon Co.	1,681	155,072
Cummins, Inc.	917	141,484
Northrop Grumman Corp.	1,149	137,455
PACCAR, Inc.	1,908	119,880
Tyco International Ltd.	2,478	112,997
Waste Management, Inc.	2,330	104,221
Parker Hannifin Corp.	798	100,333
Southwest Airlines Co.	3,719	99,892
Rockwell Automation, Inc.	740	92,618
Ingersoll-Rand plc	1,349	84,326
WW Grainger, Inc.	328	83,400
Dover Corp.	897	81,582
Nielsen N.V.	1,630	78,909
Roper Industries, Inc.	527	76,947
Pentair plc	1,052	75,870
Stanley Black & Decker, Inc.	836	73,418
Fastenal Co.	1,473	72,899
AMETEK, Inc.	1,320	69,010
Fluor Corp.	851	65,441
Kansas City Southern	597	64,183
Textron, Inc.	1,495	57,244
Rockwell Collins, Inc.	722	56,417
L-3 Communications Holdings, Inc.	461	55,666
Flowserve Corp.	742	55,168
Republic Services, Inc. — Class A	1,436	54,525
Stericycle, Inc.*	447	52,934
CH Robinson Worldwide, Inc.	795	50,713
Pall Corp.	578	49,355
Equifax, Inc.	656	47,586
Expeditors International of Washington, Inc.	1,059	46,765
Masco Corp.	1,922	42,668
Quanta Services, Inc.*	1,175	40,632
Xylem, Inc.	990	38,689
Jacobs Engineering Group, Inc.*	702	37,403
Snap-on, Inc.	310	36,741
Robert Half International, Inc.	742	35,423
Cintas Corp.	541	34,375
Joy Global, Inc.	533	32,822
ADT Corp.	938	32,773
Iron Mountain, Inc.	914	32,401
Pitney Bowes, Inc.	1,094	30,216
Allegion plc	476	26,980
Ryder System, Inc.	284	25,018
Dun & Bradstreet Corp.	202	22,260
Total Industrials		9,827,128
Consumer Staples - 6.1%
Procter & Gamble Co.	14,557	1,144,034
Coca-Cola Co.	20,340	861,602
PepsiCo, Inc.	8,162	729,193
Philip Morris International, Inc.	8,463	713,515
Wal-Mart Stores, Inc.	8,676	651,307
CVS Caremark Corp.	6,296	474,529
Altria Group, Inc.	10,691	448,381
Walgreen Co.	4,727	350,413
Mondelez International, Inc. — Class A	9,097	342,139
Colgate-Palmolive Co.	4,683	319,287
Costco Wholesale Corp.	2,355	271,202
Kimberly-Clark Corp.	2,031	225,888
Kraft Foods Group, Inc.	3,205	192,140
General Mills, Inc.	3,303	173,540
Archer-Daniels-Midland Co.	3,524	155,444
Kroger Co.	2,738	135,339
Lorillard, Inc.	1,947	118,709
Sysco Corp.	3,144	117,743
Mead Johnson Nutrition Co. — Class A	1,090	101,555
Reynolds American, Inc.	1,677	101,207
Estee Lauder Companies, Inc. — Class A	1,360	100,994
Kellogg Co.	1,367	89,812
Keurig Green Mountain, Inc.	679	84,610
Brown-Forman Corp. — Class B	867	81,645
Constellation Brands, Inc. — Class A*	912	80,375
Hershey Co.	804	78,285
Whole Foods Market, Inc.	1,981	76,526
ConAgra Foods, Inc.	2,261	67,106
Clorox Co.	690	63,066

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 64.6% (continued)
Consumer Staples - 6.1% (continued)
Molson Coors Brewing Co. — Class B	849	$62,962
Dr Pepper Snapple Group, Inc.	1,053	61,685
Coca-Cola Enterprises, Inc.	1,257	60,059
JM Smucker Co.	553	58,933
Tyson Foods, Inc. — Class A	1,477	55,447
Monster Beverage Corp.*	727	51,639
McCormick & Company, Inc.	694	49,683
Campbell Soup Co.	967	44,298
Safeway, Inc.	1,241	42,616
Hormel Foods Corp.	728	35,927
Avon Products, Inc.	2,336	34,129
Total Consumer Staples		8,906,964
Materials - 2.3%
Monsanto Co.	2,824	352,266
Dow Chemical Co.	6,474	333,152
EI du Pont de Nemours & Co.	4,938	323,143
LyondellBasell Industries N.V. — Class A	2,241	218,834
Praxair, Inc.	1,578	209,622
Freeport-McMoRan Copper & Gold, Inc.	5,589	203,999
Ecolab, Inc.	1,455	162,000
PPG Industries, Inc.	747	156,982
Air Products & Chemicals, Inc.	1,141	146,755
International Paper Co.	2,329	117,545
Alcoa, Inc.	6,305	93,881
Sherwin-Williams Co.	447	92,489
Mosaic Co.	1,743	86,191
Nucor Corp.	1,711	84,266
Eastman Chemical Co.	803	70,142
Newmont Mining Corp.	2,685	68,306
CF Industries Holdings, Inc.	278	66,867
Sigma-Aldrich Corp.	635	64,440
FMC Corp.	720	51,257
Ball Corp.	750	47,010
International Flavors & Fragrances, Inc.	441	45,987
Vulcan Materials Co.	704	44,880
MeadWestvaco Corp.	898	39,745
Airgas, Inc.	355	38,663
Sealed Air Corp.	1,046	35,742
Owens-Illinois, Inc.*	884	30,622
Allegheny Technologies, Inc.	585	26,384
Avery Dennison Corp.	505	25,881
Bemis Company, Inc.	539	21,916
United States Steel Corp.	774	20,155
Total Materials		3,279,122
Utilities - 2.0%
Duke Energy Corp.	3,806	282,366
NextEra Energy, Inc.	2,345	240,315
Dominion Resources, Inc.	3,131	223,929
Southern Co.	4,791	217,415
Exelon Corp.	4,618	168,465
American Electric Power Company, Inc.	2,626	146,452
Sempra Energy	1,223	128,060
PPL Corp.	3,401	120,838
PG&E Corp.	2,497	119,906
Public Service Enterprise Group, Inc.	2,719	110,908
Edison International	1,752	101,809
Consolidated Edison, Inc.	1,577	91,056
Xcel Energy, Inc.	2,700	87,021
Northeast Utilities	1,700	80,359
Entergy Corp.	963	79,053
FirstEnergy Corp.	2,258	78,398
DTE Energy Co.	953	74,210
NRG Energy, Inc.	1,809	67,295
NiSource, Inc.	1,684	66,249
CenterPoint Energy, Inc.	2,312	59,048
Wisconsin Energy Corp.	1,209	56,726
AES Corp.	3,549	55,187
Ameren Corp.	1,301	53,185
CMS Energy Corp.	1,446	45,043
SCANA Corp.	762	41,003
Pepco Holdings, Inc.	1,349	37,071
AGL Resources, Inc.	637	35,054
Pinnacle West Capital Corp.	589	34,068
Integrys Energy Group, Inc.	428	30,444
TECO Energy, Inc.	1,093	20,199
Total Utilities		2,951,132
Telecommunication Services - 1.6%
Verizon Communications, Inc.	22,284	1,090,356
AT&T, Inc.	27,933	987,711
CenturyLink, Inc.	3,081	111,532
Windstream Holdings, Inc.	3,245	32,320
Frontier Communications Corp.	5,396	31,513
Total Telecommunication Services		2,253,432
Total Common Stocks
(Cost $63,146,066)		93,524,231
MUTUAL FUNDS†,4 - 19.4%
Guggenheim Strategy Fund I	1,126,310	28,101,441
Total Mutual Funds
(Cost $28,118,714)		28,101,441

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 12.5%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$7,919,183	$7,919,183
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	4,293,286	4,293,286
Credit Suisse Group issued 06/30/14 at 0.01% due 07/01/14[2]	3,271,934	3,271,934
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	2,048,081	2,048,081
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	635,879	635,879
Total Repurchase Agreements
(Cost $18,168,363)		18,168,363
Total Investments - 96.5%
(Cost $109,433,143)		$139,794,035
Other Assets & Liabilities, net - 3.5%		5,047,709
Total Net Assets - 100.0%		$144,841,744

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $22,936,000)	235	$338,092

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2014 S&P 500 Index Swap, Terminating 07/31/14 [3] (Notional Value $75,940,912)	38,741	$115,995
Credit Suisse Capital, LLC July 2014 S&P 500 Index Swap, Terminating 07/29/14 [3] (Notional Value $21,802,544)	11,122	14,094
Goldman Sachs International July 2014 S&P 500 Index Swap, Terminating 07/29/14 [3] (Notional Value $2,767,264)	1,412	4,484
(Total Notional Value $100,510,720)		$134,573

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[4]	Affiliated issuer — See Note 7.
plc — Public Limited Company
REIT — Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 98.2%
Gold - 65.7%
Barrick Gold Corp.	257,746	$4,716,753
Newmont Mining Corp.	180,583	4,594,032
Goldcorp, Inc.	143,048	3,992,470
Agnico Eagle Mines Ltd.	71,272	2,729,718
Yamana Gold, Inc.	290,566	2,388,453
Randgold Resources Ltd. ADR	26,719	2,260,427
Royal Gold, Inc.	29,683	2,259,470
AngloGold Ashanti Ltd. ADR*	121,575	2,092,306
Kinross Gold Corp.*	473,366	1,959,735
Eldorado Gold Corp.	242,897	1,855,733
Franco-Nevada Corp.	30,849	1,768,882
Cia de Minas Buenaventura SAA ADR	140,345	1,657,474
Allied Nevada Gold Corp.*,1	366,740	1,378,942
IAMGOLD Corp.	334,550	1,378,346
Gold Fields Ltd. ADR	342,822	1,275,298
New Gold, Inc.*	195,260	1,243,806
AuRico Gold, Inc.	215,619	918,537
McEwen Mining, Inc.*,1	285,621	822,588
Harmony Gold Mining Company Ltd. ADR*	276,226	820,391
Novagold Resources, Inc.*	190,253	800,965
Sibanye Gold Ltd. ADR	70,655	779,325
B2Gold Corp.*,1	226,508	661,403
Sandstorm Gold Ltd.*,1	92,098	637,318
Primero Mining Corp.*	78,940	632,309
Seabridge Gold, Inc.*,1	64,656	606,473
Pretium Resources, Inc.*,1	70,818	585,665
Alamos Gold, Inc.	56,099	568,844
Gold Resource Corp.[1]	103,513	523,776
Total Gold		45,909,439
Silver - 16.0%
Silver Wheaton Corp.	123,046	3,232,418
Pan American Silver Corp.	97,217	1,492,281
Coeur Mining, Inc.*	148,858	1,366,516
Hecla Mining Co.[1]	380,766	1,313,643
Silver Standard Resources, Inc.*	143,052	1,238,830
First Majestic Silver Corp.*	107,026	1,156,951
Endeavour Silver Corp.*	152,326	831,700
Silvercorp Metals, Inc.	247,005	523,651
Total Silver		11,155,990
Diversified Metals & Mining - 12.6%
Freeport-McMoRan Copper & Gold, Inc.	156,977	5,729,661
Southern Copper Corp.	75,994	2,307,938
RTI International Metals, Inc.*	28,660	762,069
Total Diversified Metals & Mining		8,799,668
Precious Metals & Minerals - 3.9%
Stillwater Mining Co.*	95,858	1,682,307
Dominion Diamond Corp.*	39,442	569,937
Tahoe Resources, Inc.*	18,303	479,539
Total Precious Metals & Minerals		2,731,783
Total Common Stocks
(Cost $39,831,856)		68,596,880
EXCHANGE TRADED FUNDS† - 2.0%
Market Vectors Junior Gold Miners ETF*	32,320	1,365,843
Total Exchange Traded Funds
(Cost $1,143,393)		1,365,843

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.0%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$15,329	15,329
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	13,796	13,796
Total Repurchase Agreements
(Cost $29,125)		29,125
SECURITIES LENDING COLLATERAL††,3 - 4.9%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	1,937,953	1,937,953
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	1,427,966	1,427,966
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	81,231	81,231
Total Securities Lending Collateral
(Cost $3,447,150)		3,447,150
Total Investments - 105.1%
(Cost $44,451,524)		$73,438,998
Other Assets & Liabilities, net - (5.1)%		(3,539,553)
Total Net Assets - 100.0%		$69,899,445

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Real Estate Investment Trusts (REITs) - 92.3%
Specialized REITs - 27.1%
American Tower Corp. — Class A	7,742	$696,624
Public Storage	3,683	631,082
Weyerhaeuser Co.	15,899	526,098
Health Care REIT, Inc.	8,054	504,744
Ventas, Inc.	7,859	503,762
HCP, Inc.	12,155	502,974
Host Hotels & Resorts, Inc.	21,376	470,486
Plum Creek Timber Company, Inc.	7,310	329,681
Extra Space Storage, Inc.	5,417	288,455
Senior Housing Properties Trust	10,635	258,324
Omega Healthcare Investors, Inc.	6,858	252,786
Hospitality Properties Trust	8,273	251,499
RLJ Lodging Trust	7,970	230,253
LaSalle Hotel Properties	6,406	226,068
Corrections Corporation of America	6,847	224,924
Rayonier, Inc.	5,948	211,451
Strategic Hotels & Resorts, Inc.*	17,408	203,848
EPR Properties	3,609	201,635
Healthcare Trust of America, Inc. — Class A	16,171	194,699
Sunstone Hotel Investors, Inc.	12,791	190,970
Geo Group, Inc.	5,280	188,654
CubeSmart	10,207	186,992
Sovran Self Storage, Inc.	2,408	186,018
DiamondRock Hospitality Co.	14,503	185,928
Ryman Hospitality Properties, Inc.	3,820	183,933
Healthcare Realty Trust, Inc.	7,163	182,083
Pebblebrook Hotel Trust	4,890	180,734
Medical Properties Trust, Inc.	13,229	175,152
National Health Investors, Inc.	2,680	167,661
Alexander & Baldwin, Inc.	4,020	166,629
Potlatch Corp.	3,669	151,897
Chesapeake Lodging Trust	4,790	144,802
Hersha Hospitality Trust — Class A	20,480	137,421
FelCor Lodging Trust, Inc.	12,990	136,525
Sabra Health Care REIT, Inc.	4,710	135,224
LTC Properties, Inc.	3,440	134,298
Rayonier Advanced Materials, Inc.*	1,983	76,828
Total Specialized REITs		9,621,142
Retail REITs - 16.5%
Simon Property Group, Inc.	5,031	836,554
General Growth Properties, Inc.	22,470	529,392
Realty Income Corp.	8,229	365,532
Kimco Realty Corp.	15,616	358,856
Macerich Co.	5,370	358,448
Federal Realty Investment Trust	2,745	331,925
DDR Corp.	16,677	294,016
Brixmor Property Group, Inc.	11,920	273,564
Regency Centers Corp.	4,785	266,429
Taubman Centers, Inc.	3,383	256,465
National Retail Properties, Inc.	6,721	249,954
Weingarten Realty Investors	7,173	235,561
Retail Properties of America, Inc. — Class A	14,430	221,933
Tanger Factory Outlet Centers, Inc.	6,016	210,380
CBL & Associates Properties, Inc.	11,032	209,608
Equity One, Inc.	8,323	196,340
Acadia Realty Trust	5,270	148,034
Glimcher Realty Trust	13,403	145,154
Pennsylvania Real Estate Investment Trust	7,269	136,803
Retail Opportunity Investments Corp.	8,150	128,200
Rouse Properties, Inc.	6,960	119,086
Total Retail REITs		5,872,234
Residential REITs - 11.8%
Equity Residential	8,880	559,440
AvalonBay Communities, Inc.	3,525	501,220
Essex Property Trust, Inc.	2,160	399,406
UDR, Inc.	11,058	316,591
Camden Property Trust	4,040	287,446
Mid-America Apartment Communities, Inc.	3,764	274,960
Apartment Investment & Management Co. — Class A	7,864	253,771
American Campus Communities, Inc.	6,053	231,467
Home Properties, Inc.	3,529	225,715
Equity Lifestyle Properties, Inc.	5,042	222,655
American Homes 4 Rent — Class A	11,853	210,509
Post Properties, Inc.	3,715	198,604
Sun Communities, Inc.	3,341	166,515
Education Realty Trust, Inc.	12,283	131,919
Associated Estates Realty Corp.	6,640	119,653
Starwood Waypoint Residential Trust*	4,392	115,114
Total Residential REITs		4,214,985
Office REITs - 11.7%
Boston Properties, Inc.	4,196	495,884
SL Green Realty Corp.	3,416	373,745
Digital Realty Trust, Inc.	5,648	329,391
Alexandria Real Estate Equities, Inc.	3,521	273,370
Kilroy Realty Corp.	4,226	263,195
BioMed Realty Trust, Inc.	10,798	235,720
Douglas Emmett, Inc.	8,236	232,420
Highwoods Properties, Inc.	5,410	226,950
CommonWealth REIT	7,932	208,770
Columbia Property Trust, Inc.	7,870	204,699
Piedmont Office Realty Trust, Inc. — Class A	10,396	196,900
Brandywine Realty Trust	11,614	181,178
Corporate Office Properties Trust	6,434	178,930
Parkway Properties, Inc.	8,056	166,356
Mack-Cali Realty Corp.	7,371	158,329
DuPont Fabros Technology, Inc.	5,759	155,263
Hudson Pacific Properties, Inc.	6,010	152,293
Government Properties Income Trust	5,345	135,710
Total Office REITs		4,169,103
Mortgage REITs - 9.8%
Annaly Capital Management, Inc.	33,116	378,515

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Real Estate Investment Trusts (REITs) - 92.3% (continued)
Mortgage REITs - 9.8% (continued)
American Capital Agency Corp.	14,103	$330,151
NorthStar Realty Finance Corp.	17,257	299,927
Starwood Property Trust, Inc.	11,147	264,964
Two Harbors Investment Corp.	21,570	226,054
MFA Financial, Inc.	24,241	199,019
Colony Financial, Inc.	7,400	171,828
Invesco Mortgage Capital, Inc.	9,614	166,899
Hatteras Financial Corp.	7,947	157,430
New Residential Investment Corp.	24,290	153,027
Redwood Trust, Inc.	7,640	148,751
PennyMac Mortgage Investment Trust	6,761	148,336
CYS Investments, Inc.	15,336	138,331
Blackstone Mortgage Trust, Inc. — Class A	4,720	136,880
iStar Financial, Inc.*	8,890	133,172
Capstead Mortgage Corp.	9,805	128,936
American Capital Mortgage Investment Corp.	5,760	115,315
Anworth Mortgage Asset Corp.	17,940	92,570
Western Asset Mortgage Capital Corp.	6,210	87,996
Total Mortgage REITs		3,478,101
Diversifed REITs - 9.3%
Vornado Realty Trust	4,891	522,015
American Realty Capital Properties, Inc.	31,852	399,106
WP Carey, Inc.	4,562	293,793
Duke Realty Corp.	15,803	286,982
Liberty Property Trust	7,206	273,324
Spirit Realty Capital, Inc.	21,723	246,773
Cousins Properties, Inc.	14,810	184,385
Lexington Realty Trust	16,463	181,258
PS Business Parks, Inc.	2,070	172,824
Chambers Street Properties	19,708	158,452
Select Income REIT	5,240	155,314
Washington Real Estate Investment Trust	5,850	151,983
Empire State Realty Trust, Inc. — Class A	8,830	145,695
American Assets Trust, Inc.	4,070	140,619
Total Diversifed REITs		3,312,523
Industrial REITs - 3.4%
Prologis, Inc.	12,769	524,678
DCT Industrial Trust, Inc.	23,329	191,531
First Industrial Realty Trust, Inc.	9,156	172,499
EastGroup Properties, Inc.	2,560	164,429
STAG Industrial, Inc.	5,860	140,699
Total Industrial REITs		1,193,836
Wireless Telecommunication Services - 1.6%
Crown Castle International Corp.	7,740	574,772

Casinos & Gaming - 0.6%
Gaming and Leisure Properties, Inc.	6,743	229,060

Real Estate Operating Companies - 0.5%
Altisource Residential Corp.	7,160	186,375

Total Real Estate Investment Trusts (REITs)		32,852,131
Real Estate Management & Development - 7.3%
Real Estate Services - 4.7%
CBRE Group, Inc. — Class A*	12,164	389,736
Jones Lang LaSalle, Inc.	2,203	278,437
Realogy Holdings Corp.*	7,334	276,565
E-House China Holdings Ltd. ADR	23,980	207,427
Altisource Portfolio Solutions S.A.*	1,802	206,473
Kennedy-Wilson Holdings, Inc.	6,866	184,146
Altisource Asset Management Corp.*	190	137,381
Total Real Estate Services		1,680,165
Diversified Real Estate Activities - 1.1%
Brookfield Asset Management, Inc. — Class A	4,760	209,536
St. Joe Co.*	7,045	179,154
Total Diversified Real Estate Activities		388,690
Real Estate Development - 0.8%
Howard Hughes Corp.*	1,902	300,193
Real Estate Operating Companies - 0.7%
Forest City Enterprises, Inc. — Class A*	11,762	233,711
Total Real Estate Management & Development		2,602,759
Total Common Stocks
(Cost $29,701,941)		35,454,890
	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.2%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$33,997	33,997
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	30,598	30,598
Total Repurchase Agreements
(Cost $64,595)		64,595
Total Investments - 99.8%
(Cost $29,766,536)		$35,519,485
Other Assets & Liabilities, net - 0.2%		61,031
Total Net Assets - 100.0%		$35,580,516

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Internet Retail - 18.7%
Amazon.com, Inc.*	2,087	$677,815
Priceline Group, Inc.*	368	442,704
Netflix, Inc.*	671	295,643
TripAdvisor, Inc.*	2,085	226,556
Vipshop Holdings Ltd. ADR*	1,050	197,127
Ctrip.com International Ltd. ADR*	2,980	190,839
Expedia, Inc.	2,335	183,905
E-Commerce China Dangdang, Inc. — Class A ADR*,1	10,770	144,103
Liberty Ventures*	1,820	134,316
Qunar Cayman Islands Ltd. ADR*,1	4,660	133,043
zulily, Inc. — Class A*	3,230	132,269
Groupon, Inc. — Class A*	18,749	124,118
HomeAway, Inc.*	3,100	107,942
Shutterfly, Inc.*	1,708	73,546
RetailMeNot, Inc.*	2,610	69,452
Total Internet Retail		3,133,378
Apparel Retail - 14.6%
TJX Companies, Inc.	6,292	334,419
The Gap, Inc.	5,789	240,648
L Brands, Inc.	3,977	233,291
Ross Stores, Inc.	3,130	206,987
Foot Locker, Inc.	3,003	152,312
Urban Outfitters, Inc.*	3,569	120,846
Abercrombie & Fitch Co. — Class A	2,346	101,465
Ascena Retail Group, Inc.*	5,456	93,298
Men's Wearhouse, Inc.	1,661	92,684
Chico's FAS, Inc.	5,326	90,329
DSW, Inc. — Class A	3,220	89,967
Guess?, Inc.	3,200	86,400
American Eagle Outfitters, Inc.	7,370	82,691
Genesco, Inc.*	991	81,391
Buckle, Inc.[1]	1,833	81,312
ANN, Inc.*	1,912	78,660
Express, Inc.*	4,390	74,762
Finish Line, Inc. — Class A	2,266	67,391
Children's Place, Inc.	1,198	59,457
Francesca's Holdings Corp.*	3,030	44,662
Aeropostale, Inc.*	8,535	29,787
Total Apparel Retail		2,442,759
Specialty Stores - 11.3%
Tiffany & Co.	2,005	201,001
Signet Jewelers Ltd.	1,428	157,923
Tractor Supply Co.	2,562	154,745
Staples, Inc.	13,425	145,527
Dick's Sporting Goods, Inc.	2,967	138,144
PetSmart, Inc.	2,302	137,660
Ulta Salon Cosmetics & Fragrance, Inc.*	1,445	132,087
Cabela's, Inc.*	1,904	118,810
Sally Beauty Holdings, Inc.*	4,506	113,010
Office Depot, Inc.*	17,410	99,063
GNC Holdings, Inc. — Class A	2,761	94,150
Five Below, Inc.*	2,130	85,008
Barnes & Noble, Inc.*	3,024	68,917
Hibbett Sports, Inc.*	1,220	66,087
Container Store Group, Inc.*,1	2,300	63,894
Vitamin Shoppe, Inc.*	1,461	62,852
Outerwall, Inc.*	990	58,757
Total Specialty Stores		1,897,635
Automotive Retail - 9.8%
AutoZone, Inc.*	450	241,308
O'Reilly Automotive, Inc.*	1,483	223,340
CarMax, Inc.*	3,947	205,283
Advance Auto Parts, Inc.	1,351	182,277
AutoNation, Inc.*	2,584	154,213
Penske Automotive Group, Inc.	2,480	122,760
Lithia Motors, Inc. — Class A	1,030	96,892
CST Brands, Inc.	2,620	90,390
Asbury Automotive Group, Inc.*	1,230	84,550
Murphy USA, Inc.*	1,690	82,624
Group 1 Automotive, Inc.	977	82,371
Monro Muffler Brake, Inc.	1,350	71,807
Total Automotive Retail		1,637,815
Hypermarkets & Super Centers - 8.7%
Wal-Mart Stores, Inc.	11,470	861,053
Costco Wholesale Corp.	3,427	394,653
Cia Brasileira de Distribuicao ADR	2,522	116,844
PriceSmart, Inc.	1,020	88,781
Total Hypermarkets & Super Centers		1,461,331
Drug Retail - 6.8%
CVS Caremark Corp.	6,898	519,902
Walgreen Co.	6,386	473,394
Rite Aid Corp.*	20,280	145,408
Total Drug Retail		1,138,704
Home Improvement Retail - 6.4%
Home Depot, Inc.	7,343	594,488
Lowe's Companies, Inc.	8,235	395,198
Lumber Liquidators Holdings, Inc.*	1,050	79,748
Total Home Improvement Retail		1,069,434
General Merchandise Stores - 6.0%
Target Corp.	5,854	339,240
Dollar General Corp.*	3,951	226,629
Dollar Tree, Inc.*	3,440	187,342
Family Dollar Stores, Inc.	2,300	152,122
Big Lots, Inc.*	1,968	89,938
Total General Merchandise Stores		995,271
Department Stores - 5.9%
Macy's, Inc.	4,408	255,753
Nordstrom, Inc.	2,955	200,733
Kohl's Corp.	3,499	184,327
Dillard's, Inc. — Class A	1,089	126,988
Sears Holdings Corp.*,1	2,920	116,683
JC Penney Company, Inc.*,1	10,559	95,559
Total Department Stores		980,043
Homefurnishing Retail - 4.0%
Bed Bath & Beyond, Inc.*	3,218	184,648
Williams-Sonoma, Inc.	2,078	149,159
Restoration Hardware Holdings, Inc.*	1,230	114,452
Aaron's, Inc.	2,557	91,131
Pier 1 Imports, Inc.	4,098	63,150
Select Comfort Corp.*	2,957	61,092
Total Homefurnishing Retail		663,632

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Computer & Electronics Retail - 2.8%
Best Buy Company, Inc.	6,163	$191,114
GameStop Corp. — Class A	3,115	126,064
Conn's, Inc.*	1,630	80,506
Rent-A-Center, Inc. — Class A	2,379	68,230
Total Computer & Electronics Retail		465,914
Distributors - 2.7%
Genuine Parts Co.	2,363	207,472
LKQ Corp.*	5,957	158,992
Pool Corp.	1,550	87,668
Total Distributors		454,132
Catalog Retail - 1.9%
Liberty Interactive Corp. — Class A*	7,273	213,536
HSN, Inc.	1,710	101,300
Total Catalog Retail		314,836
Total Common Stocks
(Cost $8,995,713)		16,654,884

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$43,081	43,081
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	38,772	38,772
Total Repurchase Agreements
(Cost $81,853)		81,853
SECURITIES LENDING COLLATERAL††,3 - 2.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	211,397	211,397
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	155,767	155,767
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	8,861	8,861
Total Securities Lending Collateral
(Cost $376,025)		376,025
Total Investments - 102.3%
(Cost $9,453,592)		$17,112,762
Other Assets & Liabilities, net - (2.3)%		(388,925)
Total Net Assets - 100.0%		$16,723,837

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4%
Financials - 15.1%
Prosperity Bancshares, Inc.	453	$28,359
Investors Bancorp, Inc.	2,338	25,835
CNO Financial Group, Inc.	1,424	25,348
Highwoods Properties, Inc.	589	24,709
RLJ Lodging Trust	855	24,702
LaSalle Hotel Properties	680	23,997
FirstMerit Corp.	1,081	21,350
MGIC Investment Corp.*	2,215	20,466
Stifel Financial Corp.*	428	20,267
Umpqua Holdings Corp.	1,089	19,515
Portfolio Recovery Associates, Inc.*	327	19,465
EPR Properties	348	19,443
First American Financial Corp.	698	19,398
Hancock Holding Co.	538	19,002
Strategic Hotels & Resorts, Inc.*	1,615	18,912
Webster Financial Corp.	590	18,609
Radian Group, Inc.	1,248	18,482
Sunstone Hotel Investors, Inc.	1,198	17,886
DCT Industrial Trust, Inc.	2,152	17,668
Bank of the Ozarks, Inc.	522	17,461
CubeSmart	943	17,276
Primerica, Inc.	357	17,082
Geo Group, Inc.	474	16,936
Sovran Self Storage, Inc.	216	16,686
DiamondRock Hospitality Co.	1,279	16,397
Cousins Properties, Inc.	1,298	16,161
Healthcare Realty Trust, Inc.	628	15,964
UMB Financial Corp.	250	15,848
BancorpSouth, Inc.	628	15,430
Financial Engines, Inc.	340	15,394
Pebblebrook Hotel Trust	414	15,301
Texas Capital Bancshares, Inc.*	281	15,160
Medical Properties Trust, Inc.	1,127	14,921
Washington Federal, Inc.	663	14,870
Lexington Realty Trust	1,343	14,786
United Bankshares, Inc.	446	14,419
IBERIABANK Corp.	205	14,184
Wintrust Financial Corp.	308	14,168
Colony Financial, Inc.	604	14,025
FNB Corp.	1,091	13,987
Invesco Mortgage Capital, Inc.	804	13,957
Glacier Bancorp, Inc.	486	13,793
Ryman Hospitality Properties, Inc.	284	13,675
First Industrial Realty Trust, Inc.	720	13,565
PrivateBancorp, Inc. — Class A	464	13,484
Sun Communities, Inc.	268	13,357
MarketAxess Holdings, Inc.	246	13,299
Cathay General Bancorp	520	13,291
National Health Investors, Inc.	212	13,263
First Financial Bankshares, Inc.	418	13,113
EastGroup Properties, Inc.	204	13,103
Alexander & Baldwin, Inc.	315	13,057
Valley National Bancorp	1,308	12,962
Susquehanna Bancshares, Inc.	1,226	12,947
RLI Corp.	281	12,865
New York REIT, Inc.	1,150	12,719
Mack-Cali Realty Corp.	581	12,480
Kennedy-Wilson Holdings, Inc.	465	12,471
Chambers Street Properties	1,549	12,454
Hatteras Financial Corp.	627	12,421
Evercore Partners, Inc. — Class A	213	12,277
Janus Capital Group, Inc.	977	12,192
American Realty Capital Healthcare Trust, Inc.	1,106	12,044
EverBank Financial Corp.	594	11,975
American Equity Investment Life Holding Co.	482	11,857
Home BancShares, Inc.	358	11,750
Western Alliance Bancorporation*	493	11,733
New Residential Investment Corp.	1,842	11,605
Platinum Underwriters Holdings Ltd.	176	11,414
Capitol Federal Financial, Inc.	935	11,370
Washington Real Estate Investment Trust	435	11,301
DuPont Fabros Technology, Inc.	417	11,242
Symetra Financial Corp.	493	11,211
Kemper Corp.	303	11,168
CVB Financial Corp.	691	11,077
First Citizens BancShares, Inc. — Class A	45	11,025
Potlatch Corp.	265	10,971
Trustmark Corp.	441	10,888
First Cash Financial Services, Inc.*	189	10,884
PennyMac Mortgage Investment Trust	485	10,641
St. Joe Co.*	417	10,604
PS Business Parks, Inc.	127	10,603
Redwood Trust, Inc.	542	10,553
Home Loan Servicing Solutions Ltd.	464	10,547
Acadia Realty Trust	371	10,421
Altisource Portfolio Solutions S.A.*	90	10,312
Glimcher Realty Trust	948	10,267
ARMOUR Residential REIT, Inc.	2,334	10,106
Chesapeake Lodging Trust	327	9,885
Old National Bancorp	691	9,867
Empire State Realty Trust, Inc. — Class A	598	9,867
MB Financial, Inc.	360	9,738
Altisource Residential Corp.	373	9,709
Parkway Properties, Inc.	469	9,685
South State Corp.	158	9,638
Community Bank System, Inc.	266	9,629
International Bancshares Corp.	355	9,585
CYS Investments, Inc.	1,059	9,552
Equity One, Inc.	401	9,460
Hilltop Holdings, Inc.*	443	9,419
Pinnacle Financial Partners, Inc.	232	9,159
Hudson Pacific Properties, Inc.	360	9,122
Greenhill & Company, Inc.	185	9,111
Virtus Investment Partners, Inc.*	43	9,105
Government Properties Income Trust	358	9,090

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Financials - 15.1% (continued)
Selective Insurance Group, Inc.	367	$9,073
Columbia Banking System, Inc.	344	9,051
Westamerica Bancorporation	172	8,992
LTC Properties, Inc.	228	8,901
Sabra Health Care REIT, Inc.	309	8,871
Hersha Hospitality Trust — Class A	1,311	8,797
Argo Group International Holdings Ltd.	171	8,740
WisdomTree Investments, Inc.*	707	8,739
PHH Corp.*	375	8,618
FelCor Lodging Trust, Inc.	812	8,534
Pennsylvania Real Estate Investment Trust	449	8,450
BGC Partners, Inc. — Class A	1,135	8,444
Enstar Group Ltd.*	56	8,441
Northwest Bancshares, Inc.	618	8,386
First Midwest Bancorp, Inc.	492	8,379
Horace Mann Educators Corp.	266	8,318
iStar Financial, Inc.*	554	8,299
BBCN Bancorp, Inc.	519	8,278
Capstead Mortgage Corp.	626	8,232
AmTrust Financial Services, Inc.	196	8,195
Montpelier Re Holdings Ltd.	256	8,179
Cash America International, Inc.	184	8,175
STAG Industrial, Inc.	340	8,163
National Penn Bancshares, Inc.	768	8,125
American Assets Trust, Inc.	234	8,085
Education Realty Trust, Inc.	752	8,076
Ambac Financial Group, Inc.*	294	8,029
HFF, Inc. — Class A	214	7,959
Union Bankshares Corp.	303	7,772
Encore Capital Group, Inc.*	168	7,631
Retail Opportunity Investments Corp.	484	7,613
Astoria Financial Corp.	566	7,613
Ramco-Gershenson Properties Trust	447	7,429
Franklin Street Properties Corp.	588	7,397
Walter Investment Management Corp.*	246	7,326
Altisource Asset Management Corp.*	10	7,231
BofI Holding, Inc.*	97	7,127
Select Income REIT	238	7,054
Boston Private Financial Holdings, Inc.	523	7,029
ViewPoint Financial Group, Inc.	261	7,024
NBT Bancorp, Inc.	285	6,846
Provident Financial Services, Inc.	394	6,824
Associated Estates Realty Corp.	376	6,776
Starwood Waypoint Residential Trust*	258	6,762
Park National Corp.	87	6,716
American Capital Mortgage Investment Corp.	334	6,687
Sterling Bancorp	546	6,552
First Financial Bancorp	377	6,488
Investors Real Estate Trust	696	6,410
Greenlight Capital Re Ltd. — Class A*	185	6,094
Inland Real Estate Corp.	570	6,059
Renasant Corp.	206	5,988
Independent Bank Corp.	156	5,987
Summit Hotel Properties, Inc.	558	5,915
Banco Latinoamericano de Comercio Exterior S.A. — Class E	194	5,756
Third Point Reinsurance Ltd.*	375	5,723
ICG Group, Inc.*	272	5,679
Credit Acceptance Corp.*	46	5,663
First Commonwealth Financial Corp.	614	5,661
Nelnet, Inc. — Class A	136	5,634
Cohen & Steers, Inc.	127	5,509
Piper Jaffray Cos.*	106	5,488
Chemical Financial Corp.	195	5,476
Essent Group Ltd.*	271	5,444
United Community Banks, Inc.	331	5,418
OFG Bancorp	294	5,413
National Bank Holdings Corp. — Class A	269	5,364
Ashford Hospitality Trust, Inc.	461	5,320
Kite Realty Group Trust	859	5,274
WesBanco, Inc.	169	5,246
Alexander's, Inc.	14	5,173
Banner Corp.	128	5,073
Infinity Property & Casualty Corp.	75	5,042
First Potomac Realty Trust	384	5,038
Eagle Bancorp, Inc.*	148	4,995
First Merchants Corp.	235	4,968
Apollo Commercial Real Estate Finance, Inc.	301	4,963
AMERISAFE, Inc.	121	4,921
S&T Bancorp, Inc.	194	4,821
Resource Capital Corp.	844	4,752
Wilshire Bancorp, Inc.	457	4,693
Tompkins Financial Corp.	97	4,673
eHealth, Inc.*	123	4,670
United Financial Bancorp, Inc.	344	4,661
City Holding Co.	103	4,647
Gramercy Property Trust, Inc.	768	4,646
New York Mortgage Trust, Inc.	592	4,624
Oritani Financial Corp.	299	4,602
Northfield Bancorp, Inc.	350	4,589
Navigators Group, Inc.*	68	4,559
CoreSite Realty Corp.	137	4,531
FXCM, Inc. — Class A	302	4,518
RAIT Financial Trust	538	4,449
Hanmi Financial Corp.	208	4,385
Safety Insurance Group, Inc.	85	4,367
Forestar Group, Inc.*	228	4,352
Employers Holdings, Inc.	205	4,342
Stewart Information Services Corp.	140	4,341
Brookline Bancorp, Inc.	461	4,320
Anworth Mortgage Asset Corp.	836	4,314
Excel Trust, Inc.	317	4,226

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Financials - 15.1% (continued)
Simmons First National Corp. — Class A	107	$4,215
Rouse Properties, Inc.	244	4,175
Silver Bay Realty Trust Corp.	255	4,162
Terreno Realty Corp.	215	4,156
Springleaf Holdings, Inc.*	160	4,152
TrustCo Bank Corp. NY	619	4,135
WSFS Financial Corp.	56	4,126
Lakeland Financial Corp.	108	4,121
KCG Holdings, Inc. — Class A*	345	4,099
Sandy Spring Bancorp, Inc.	164	4,085
Flushing Financial Corp.	198	4,069
National General Holdings Corp.	230	4,002
Investment Technology Group, Inc.*	235	3,967
United Fire Group, Inc.	135	3,958
Maiden Holdings Ltd.	327	3,953
World Acceptance Corp.*	52	3,950
Western Asset Mortgage Capital Corp.	276	3,911
EZCORP, Inc. — Class A*	336	3,881
Green Dot Corp. — Class A*	204	3,872
Cardinal Financial Corp.	209	3,858
American Residential Properties, Inc.*	205	3,844
Berkshire Hills Bancorp, Inc.	164	3,808
Chatham Lodging Trust	172	3,767
First BanCorp*	685	3,726
Capital Bank Financial Corp. — Class A*	156	3,683
Monmouth Real Estate Investment Corp. — Class A	365	3,665
Campus Crest Communities, Inc.	423	3,663
Aviv REIT, Inc.	130	3,662
Winthrop Realty Trust	238	3,653
Southside Bancshares, Inc.	123	3,562
State Bank Financial Corp.	210	3,551
PICO Holdings, Inc.*	149	3,540
Ameris Bancorp	164	3,536
Washington Trust Bancorp, Inc.	96	3,530
AG Mortgage Investment Trust, Inc.	185	3,502
Apollo Residential Mortgage, Inc.	209	3,494
National Western Life Insurance Co. — Class A	14	3,492
Community Trust Bancorp, Inc.	101	3,456
Universal Health Realty Income Trust	79	3,435
NMI Holdings, Inc. — Class A*	326	3,423
Urstadt Biddle Properties, Inc. — Class A	163	3,403
First NBC Bank Holding Co.*	101	3,385
Arlington Asset Investment Corp. — Class A	123	3,362
Dime Community Bancshares, Inc.	212	3,347
Customers Bancorp, Inc.*	165	3,296
Physicians Realty Trust	228	3,281
Cedar Realty Trust, Inc.	518	3,238
First Interstate BancSystem, Inc. — Class A	118	3,207
Getty Realty Corp.	167	3,186
Independent Bank Group, Inc.	57	3,173
Cowen Group, Inc. — Class A*	751	3,169
Dynex Capital, Inc.	357	3,159
Heritage Financial Corp.	195	3,138
CyrusOne, Inc.	126	3,137
GAMCO Investors, Inc. — Class A	37	3,073
1st Source Corp.	98	3,001
TowneBank	191	3,001
Saul Centers, Inc.	61	2,965
Agree Realty Corp.	97	2,932
BancFirst Corp.	47	2,909
Ashford Hospitality Prime, Inc.	169	2,900
Westwood Holdings Group, Inc.	48	2,882
Stock Yards Bancorp, Inc.	95	2,841
Tejon Ranch Co.*	88	2,833
Safeguard Scientifics, Inc.*	135	2,807
First Busey Corp.	474	2,754
Lakeland Bancorp, Inc.	249	2,686
FBL Financial Group, Inc. — Class A	58	2,668
Rexford Industrial Realty, Inc.	187	2,663
Beneficial Mutual Bancorp, Inc.*	192	2,604
Universal Insurance Holdings, Inc.	200	2,594
Bryn Mawr Bank Corp.	89	2,592
Bancorp, Inc.*	216	2,573
Peoples Financial Services Corp.	50	2,570
Waterstone Financial, Inc.	225	2,567
CareTrust REIT, Inc.*	129	2,554
Centerstate Banks, Inc.	228	2,554
CoBiz Financial, Inc.	234	2,520
Mercantile Bank Corp.	110	2,517
Heartland Financial USA, Inc.	100	2,473
NewStar Financial, Inc.*	175	2,461
Taylor Capital Group, Inc.*	114	2,437
Trico Bancshares	105	2,430
Diamond Hill Investment Group, Inc.	19	2,427
First Financial Corp.	75	2,414
HCI Group, Inc.	59	2,395
Flagstar Bancorp, Inc.*	131	2,371
Ares Commercial Real Estate Corp.	191	2,370
First Bancorp	129	2,367
AmREIT, Inc. — Class B	129	2,361
Meadowbrook Insurance Group, Inc.	327	2,351
German American Bancorp, Inc.	86	2,329
State Auto Financial Corp.	99	2,320
Enterprise Financial Services Corp.	128	2,312
OneBeacon Insurance Group Ltd. — Class A	148	2,300
MainSource Financial Group, Inc.	133	2,294
Clifton Bancorp, Inc.	177	2,243

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Financials - 15.1% (continued)
QTS Realty Trust, Inc. — Class A	78	$2,233
Central Pacific Financial Corp.	112	2,223
Southwest Bancorp, Inc.	129	2,201
Univest Corporation of Pennsylvania	106	2,194
Great Southern Bancorp, Inc.	68	2,179
Whitestone REIT — Class B	146	2,177
BNC Bancorp	127	2,168
Metro Bancorp, Inc.*	93	2,150
HomeTrust Bancshares, Inc.*	136	2,145
Citizens, Inc.*	287	2,124
Federal Agricultural Mortgage Corp. — Class C	68	2,113
International. FCStone, Inc.*	105	2,092
Financial Institutions, Inc.	89	2,084
First of Long Island Corp.	53	2,071
Banc of California, Inc.	190	2,071
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	144	2,065
Ladenburg Thalmann Financial Services, Inc.*	652	2,054
Tristate Capital Holdings, Inc.*	145	2,049
RE/MAX Holdings, Inc. — Class A	69	2,042
Park Sterling Corp.	292	1,924
Crawford & Co. — Class B	187	1,885
Peoples Bancorp, Inc.	71	1,878
Gladstone Commercial Corp.	105	1,876
OmniAmerican Bancorp, Inc.	75	1,875
Independent Bank Corp.	145	1,866
Camden National Corp.	48	1,860
HomeStreet, Inc.	100	1,837
Preferred Bank/Los Angeles CA*	77	1,820
Arrow Financial Corp.	70	1,816
United Insurance Holdings Corp.	105	1,812
First Defiance Financial Corp.	63	1,808
Bridge Bancorp, Inc.	75	1,799
Phoenix Companies, Inc.*	37	1,790
Ladder Capital Corp. — Class A*	99	1,789
Federated National Holding Co.	70	1,785
Bank of Marin Bancorp	39	1,778
NewBridge Bancorp*	220	1,773
Fidelity & Guaranty Life	74	1,772
Bank Mutual Corp.	304	1,763
Hudson Valley Holding Corp.	96	1,733
FBR & Co.*	63	1,709
First Connecticut Bancorp, Inc.	106	1,701
Yadkin Financial Corp.*	90	1,696
Suffolk Bancorp*	76	1,696
One Liberty Properties, Inc.	79	1,686
Walker & Dunlop, Inc.*	119	1,679
Peapack Gladstone Financial Corp.	79	1,676
GFI Group, Inc.	504	1,673
1st United Bancorp, Inc.	193	1,664
Charter Financial Corp.	147	1,632
West Bancorporation, Inc.	107	1,630
Talmer Bancorp, Inc. — Class A*	117	1,613
Pacific Continental Corp.	117	1,606
CNB Financial Corp.	95	1,596
Baldwin & Lyons, Inc. — Class B	61	1,582
Citizens & Northern Corp.	81	1,579
Pacific Premier Bancorp, Inc.*	111	1,564
Bridge Capital Holdings*	64	1,549
Manning & Napier, Inc. — Class A	89	1,536
Oppenheimer Holdings, Inc. — Class A	64	1,535
First Community Bancshares, Inc.	107	1,533
Meta Financial Group, Inc.	38	1,520
Stonegate Bank	60	1,512
CorEnergy Infrastructure Trust, Inc.	204	1,512
Calamos Asset Management, Inc. — Class A	112	1,500
Center Bancorp, Inc.*	77	1,481
Moelis & Co.*	44	1,479
Penns Woods Bancorp, Inc.	31	1,460
OceanFirst Financial Corp.	88	1,457
Republic Bancorp, Inc. — Class A	61	1,447
Fidelity Southern Corp.	110	1,429
Bank of Kentucky Financial Corp.	41	1,426
Seacoast Banking Corporation of Florida*	130	1,413
First Business Financial Services, Inc.	30	1,411
Kearny Financial Corp.*	92	1,393
SWS Group, Inc.*	191	1,390
National Bankshares, Inc.	45	1,390
Meridian Interstate Bancorp, Inc.*	54	1,387
Global Indemnity plc — Class A*	53	1,377
Franklin Financial Corp.*	63	1,367
United Community Financial Corp.*	331	1,367
BankFinancial Corp.	122	1,362
Guaranty Bancorp	96	1,334
Fox Chase Bancorp, Inc.	79	1,332
Horizon Bancorp	60	1,310
Consolidated-Tomoka Land Co.	28	1,285
PennyMac Financial Services, Inc. — Class A*	84	1,276
Owens Realty Mortgage, Inc.	65	1,264
AV Homes, Inc.*	77	1,259
Ames National Corp.	54	1,250
Sierra Bancorp	79	1,248
UMH Properties, Inc.	123	1,234
Stonegate Mortgage Corp.*	88	1,228
Marcus & Millichap, Inc.*	48	1,224
CU Bancorp*	64	1,220
Gain Capital Holdings, Inc.	153	1,204
ConnectOne Bancorp, Inc.*	24	1,197
Armada Hoffler Properties, Inc.	123	1,191
Territorial Bancorp, Inc.	57	1,190
National Interstate Corp.	42	1,177
Kansas City Life Insurance Co.	25	1,137
Tree.com, Inc.*	39	1,136
American National Bankshares, Inc.	52	1,130
Northrim BanCorp, Inc.	44	1,125
Heritage Oaks Bancorp*	147	1,122

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Financials - 15.1% (continued)
Heritage Commerce Corp.	136	$1,111
Sun Bancorp, Inc.*	275	1,103
Merchants Bancshares, Inc.	34	1,087
ESB Financial Corp.	84	1,087
Opus Bank*	37	1,075
CatchMark Timber Trust, Inc. — Class A	78	1,066
First Bancorp, Inc.	61	1,065
Atlas Financial Holdings, Inc.*	70	1,061
Cascade Bancorp*	203	1,058
Consumer Portfolio Services, Inc.*	138	1,052
First Financial Northwest, Inc.	96	1,044
Regional Management Corp.*	67	1,036
MidSouth Bancorp, Inc.	52	1,034
MidWestOne Financial Group, Inc.	43	1,032
Republic First Bancorp, Inc.*	202	1,018
Capital City Bank Group, Inc.	70	1,017
Marlin Business Services Corp.	55	1,000
Hallmark Financial Services, Inc.*	92	989
BBX Capital Corp. — Class A*	54	972
Nicholas Financial, Inc.	66	948
Enterprise Bancorp, Inc.	45	928
EMC Insurance Group, Inc.	30	923
Old Line Bancshares, Inc.	58	914
Trade Street Residential, Inc.	121	906
Macatawa Bank Corp.	175	887
JGWPT Holdings, Inc. — Class A*	77	867
Pzena Investment Management, Inc. — Class A	74	826
Resource America, Inc. — Class A	88	823
VantageSouth Bancshares, Inc.*	137	815
Century Bancorp, Inc. — Class A	23	813
Donegal Group, Inc. — Class A	52	796
Square 1 Financial, Inc. — Class A*	40	760
CommunityOne Bancorp*	78	757
Independence Holding Co.	49	692
Heritage Insurance Holdings, Inc.*	40	608
Silvercrest Asset Management Group, Inc. — Class A	33	568
NASB Financial, Inc.	23	544
RCS Capital Corp. — Class A	23	488
Palmetto Bancshares, Inc.*	29	417
Tiptree Financial, Inc.	46	400
Hampton Roads Bankshares, Inc.*	223	386
CIFC Corp.	39	351
Total Financials		2,629,827
Information Technology - 11.8%
Aspen Technology, Inc.*	602	27,934
WEX, Inc.*	253	26,556
Ultimate Software Group, Inc.*	185	25,561
FEI Co.	276	25,040
Belden, Inc.	285	22,275
Cognex Corp.*	567	21,774
Synaptics, Inc.*	239	21,663
SS&C Technologies Holdings, Inc.*	441	19,501
Tyler Technologies, Inc.*	212	19,337
MAXIMUS, Inc.	442	19,015
RF Micro Devices, Inc.*	1,870	17,934
Guidewire Software, Inc.*	439	17,850
Anixter International, Inc.	178	17,812
TriQuint Semiconductor, Inc.*	1,121	17,723
Verint Systems, Inc.*	353	17,315
Cavium, Inc.*	344	17,083
Manhattan Associates, Inc.*	495	17,043
Microsemi Corp.*	621	16,618
GT Advanced Technologies, Inc.*,1	891	16,573
Cornerstone OnDemand, Inc.*	350	16,106
Euronet Worldwide, Inc.*	333	16,064
Hittite Microwave Corp.	205	15,980
Dealertrack Technologies, Inc.*	352	15,959
OpenTable, Inc.*	154	15,953
j2 Global, Inc.	310	15,766
ViaSat, Inc.*	266	15,417
CommVault Systems, Inc.*	308	15,145
Ciena Corp.*	684	14,815
Take-Two Interactive Software, Inc.*	651	14,478
Compuware Corp.	1,431	14,296
Fair Isaac Corp.	224	14,282
Convergys Corp.	663	14,215
Silicon Laboratories, Inc.*	283	13,938
ACI Worldwide, Inc.*	248	13,846
Electronics for Imaging, Inc.*	304	13,741
Demandware, Inc.*	198	13,734
Littelfuse, Inc.	147	13,663
Mentor Graphics Corp.	633	13,654
SYNNEX Corp.*	186	13,550
Integrated Device Technology, Inc.*	873	13,497
Plantronics, Inc.	278	13,358
Qlik Technologies, Inc.*	586	13,255
International Rectifier Corp.*	465	12,974
Fairchild Semiconductor International, Inc. — Class A*	820	12,792
InterDigital, Inc.	264	12,619
Intersil Corp. — Class A	841	12,573
Entegris, Inc.*	909	12,494
Finisar Corp.*	630	12,443
WebMD Health Corp. — Class A*	257	12,412
Science Applications International Corp.	278	12,276
Sanmina Corp.*	538	12,256
Aruba Networks, Inc.*	698	12,229
Sapient Corp.*	744	12,090
Semtech Corp.*	439	11,480
Polycom, Inc.*	903	11,315
Cypress Semiconductor Corp.	1,031	11,248
Trulia, Inc.*	237	11,229
Power Integrations, Inc.	195	11,220
Conversant, Inc.*	438	11,125
MKS Instruments, Inc.	350	10,934
Advent Software, Inc.	335	10,911
CACI International, Inc. — Class A*	154	10,812
Acxiom Corp.*	498	10,802
Blackbaud, Inc.	302	10,793

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Information Technology - 11.8% (continued)
Coherent, Inc.*	163	$10,786
Envestnet, Inc.*	220	10,762
Monolithic Power Systems, Inc.	252	10,672
Rambus, Inc.*	743	10,625
NetScout Systems, Inc.*	238	10,553
InvenSense, Inc. — Class A*	464	10,528
EVERTEC, Inc.	430	10,423
Itron, Inc.*	257	10,421
NeuStar, Inc. — Class A*	398	10,356
EPAM Systems, Inc.*	232	10,150
Cardtronics, Inc.*	291	9,917
Web.com Group, Inc.*	341	9,845
Veeco Instruments, Inc.*	262	9,762
Blackhawk Network Holdings, Inc.*	344	9,708
TiVo, Inc.*	751	9,695
Heartland Payment Systems, Inc.	234	9,643
Plexus Corp.*	222	9,610
Methode Electronics, Inc.	248	9,476
Cirrus Logic, Inc.*	406	9,232
Benchmark Electronics, Inc.*	352	8,969
Proofpoint, Inc.*	239	8,953
Vistaprint N.V.*	217	8,780
OSI Systems, Inc.*	130	8,678
iGATE Corp.*	237	8,624
PMC-Sierra, Inc.*	1,133	8,622
Measurement Specialties, Inc.*	100	8,607
Syntel, Inc.*	100	8,596
Ubiquiti Networks, Inc.*	189	8,541
Universal Display Corp.*	265	8,507
ADTRAN, Inc.	369	8,325
NETGEAR, Inc.*	239	8,310
Spansion, Inc. — Class A*	394	8,302
Unisys Corp.*	334	8,263
Shutterstock, Inc.*	99	8,215
Insight Enterprises, Inc.*	267	8,208
Progress Software Corp.*	336	8,077
Synchronoss Technologies, Inc.*	230	8,041
comScore, Inc.*	226	8,018
MicroStrategy, Inc. — Class A*	57	8,015
OmniVision Technologies, Inc.*	364	8,001
FleetMatics Group plc*	246	7,956
Fusion-io, Inc.*	704	7,955
Rogers Corp.*	118	7,829
Tessera Technologies, Inc.	349	7,706
Bankrate, Inc.*	439	7,700
RealPage, Inc.*,1	340	7,643
Bottomline Technologies de, Inc.*	255	7,630
LogMeIn, Inc.*	159	7,413
Infinera Corp.*	800	7,360
Monotype Imaging Holdings, Inc.	258	7,268
ScanSource, Inc.*	186	7,083
Gogo, Inc.*	362	7,081
Cray, Inc.*	266	7,076
Cabot Microelectronics Corp.*	158	7,055
Diodes, Inc.*	238	6,892
NIC, Inc.	426	6,752
MTS Systems Corp.	99	6,708
SPS Commerce, Inc.*	106	6,698
Constant Contact, Inc.*	205	6,583
Interactive Intelligence Group, Inc.*	114	6,399
Lattice Semiconductor Corp.*	769	6,344
ExlService Holdings, Inc.*	214	6,302
Amkor Technology, Inc.*	553	6,183
Virtusa Corp.*	171	6,122
Ambarella, Inc.*	190	5,924
CSG Systems International, Inc.	223	5,823
QLogic Corp.*	570	5,751
Sonus Networks, Inc.*	1,602	5,751
Ellie Mae, Inc.*	184	5,728
Super Micro Computer, Inc.*	226	5,711
Sykes Enterprises, Inc.*	257	5,585
FARO Technologies, Inc.*	113	5,551
Applied Micro Circuits Corp.*	513	5,546
Blucora, Inc.*	276	5,208
Xoom Corp.*	197	5,193
Advanced Energy Industries, Inc.*	265	5,101
CalAmp Corp.*	234	5,068
Ruckus Wireless, Inc.*	424	5,050
Marketo, Inc.*	172	5,002
II-VI, Inc.*	343	4,960
BroadSoft, Inc.*	187	4,935
Pegasystems, Inc.	232	4,900
Badger Meter, Inc.	93	4,896
VirnetX Holding Corp.*	278	4,896
Newport Corp.*	260	4,810
Fabrinet*	230	4,738
Brooks Automation, Inc.	437	4,706
ManTech International Corp. — Class A	157	4,635
AVG Technologies N.V.*	230	4,630
Infoblox, Inc.*	352	4,629
Harmonic, Inc.*	619	4,618
Rofin-Sinar Technologies, Inc.*	183	4,399
Perficient, Inc.*	224	4,361
PDF Solutions, Inc.*	203	4,308
Ixia*	376	4,298
Kofax Ltd.*	484	4,162
CTS Corp.	221	4,133
PROS Holdings, Inc.*	154	4,072
Ultratech, Inc.*	183	4,059
Comverse, Inc.*	146	3,895
Monster Worldwide, Inc.*	595	3,891
Park Electrochemical Corp.	136	3,837
Move, Inc.*	259	3,831
Global Cash Access Holdings, Inc.*	430	3,827
Checkpoint Systems, Inc.*	272	3,805
Imperva, Inc.*	145	3,796
Tangoe, Inc.*	250	3,765
Comtech Telecommunications Corp.	100	3,733
Rocket Fuel, Inc.*	118	3,669
ChannelAdvisor Corp.*	139	3,664
LivePerson, Inc.*	354	3,593
Callidus Software, Inc.*	297	3,546
Cvent, Inc.*	120	3,491

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Information Technology - 11.8% (continued)
Photronics, Inc.*	403	$3,466
Cass Information Systems, Inc.	70	3,464
Qualys, Inc.*	134	3,440
Angie's List, Inc.*	285	3,403
RealD, Inc.*	263	3,356
EnerNOC, Inc.*	177	3,354
TeleTech Holdings, Inc.*	115	3,334
Micrel, Inc.	292	3,294
Digital River, Inc.*	213	3,287
SciQuest, Inc.*	181	3,202
Global Eagle Entertainment, Inc.*	249	3,088
Inphi Corp.*	209	3,068
E2open, Inc.*	148	3,059
Silver Spring Networks, Inc.*	229	3,053
Stamps.com, Inc.*	90	3,032
FormFactor, Inc.*	363	3,020
Endurance International Group Holdings, Inc.*	195	2,982
Gigamon, Inc.*	155	2,967
Maxwell Technologies, Inc.*	196	2,965
Emulex Corp.*	519	2,958
Daktronics, Inc.	246	2,932
Glu Mobile, Inc.*	586	2,930
Exar Corp.*	258	2,915
Integrated Silicon Solution, Inc.*	197	2,910
Textura Corp.*	123	2,908
TTM Technologies, Inc.*	354	2,903
Eastman Kodak Co.*	118	2,887
Xcerra Corp.*	316	2,876
Ebix, Inc.	200	2,862
Epiq Systems, Inc.	203	2,852
Nanometrics, Inc.*	153	2,792
Extreme Networks, Inc.*	627	2,784
Liquidity Services, Inc.*	176	2,774
MoneyGram International, Inc.*	188	2,769
Forrester Research, Inc.	71	2,689
ShoreTel, Inc.*	409	2,667
ServiceSource International, Inc.*	450	2,610
Silicon Image, Inc.*	512	2,580
Bazaarvoice, Inc.*	327	2,580
Marchex, Inc. — Class B	214	2,572
GSI Group, Inc.*	199	2,533
Lionbridge Technologies, Inc.*	424	2,519
Internap Network Services Corp.*	355	2,503
EarthLink Holdings Corp.	669	2,489
CIBER, Inc.*	503	2,485
Millennial Media, Inc.*	496	2,475
Mercury Systems, Inc.*	217	2,461
Black Box Corp.	102	2,391
Immersion Corp.*	185	2,353
Jive Software, Inc.*	276	2,349
Violin Memory, Inc.*	527	2,335
Intralinks Holdings, Inc.*	257	2,285
Brightcove, Inc.*	213	2,245
VASCO Data Security International, Inc.*	192	2,227
Calix, Inc.*	268	2,192
Applied Optoelectronics, Inc.*	94	2,181
Silicon Graphics International Corp.*	226	2,174
ePlus, Inc.*	37	2,153
XO Group, Inc.*	176	2,151
Rudolph Technologies, Inc.*	217	2,144
GrubHub, Inc.*	59	2,089
Oplink Communications, Inc.*	121	2,053
DTS, Inc.*	111	2,044
CEVA, Inc.*	137	2,023
Marin Software, Inc.*	170	2,001
IXYS Corp.	160	1,971
Entropic Communications, Inc.*	581	1,935
Dice Holdings, Inc.*	253	1,925
QuickLogic Corp.*	361	1,866
Wix.com Ltd.*	94	1,865
Nimble Storage, Inc.*	60	1,843
Dot Hill Systems Corp.*	387	1,819
Rally Software Development Corp.*	166	1,808
M/A-COM Technology Solutions Holdings, Inc.*	80	1,798
Electro Rent Corp.	107	1,790
MaxLinear, Inc. — Class A*	177	1,782
NVE Corp.*	32	1,779
Cohu, Inc.	165	1,766
Ultra Clean Holdings, Inc.*	195	1,765
Quantum Corp.*	1,431	1,746
Seachange International, Inc.*	215	1,722
PLX Technology, Inc.*	266	1,721
KEMET Corp.*	296	1,702
Luxoft Holding, Inc.*	47	1,695
Bel Fuse, Inc. — Class B	66	1,694
Computer Task Group, Inc.	98	1,613
Barracuda Networks, Inc.*	52	1,613
Vringo, Inc.*	462	1,580
American Software, Inc. — Class A	159	1,571
Digi International, Inc.*	166	1,564
Alliance Fiber Optic Products, Inc.	86	1,557
Mesa Laboratories, Inc.	18	1,511
Control4 Corp.*	77	1,506
Rubicon Technology, Inc.*	171	1,496
Benefitfocus, Inc.*	32	1,479
Axcelis Technologies, Inc.*	727	1,454
Actuate Corp.*	301	1,436
Unwired Planet, Inc.*	640	1,427
Kopin Corp.*	431	1,405
Demand Media, Inc.*	286	1,379
Vishay Precision Group, Inc.*	83	1,366
Procera Networks, Inc.*	135	1,362
KVH Industries, Inc.*	104	1,355
Aeroflex Holding Corp.*	129	1,355
Model N, Inc.*	122	1,348
Rosetta Stone, Inc.*	138	1,341
Carbonite, Inc.*	112	1,341
Zendesk, Inc.*	77	1,338
Digimarc Corp.	41	1,337
Oclaro, Inc.*	607	1,335
Zix Corp.*	387	1,324

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Information Technology - 11.8% (continued)
Sapiens International Corporation N.V.*	164	$1,312
Pericom Semiconductor Corp.*	145	1,311
PC Connection, Inc.	63	1,303
Agilysys, Inc.*	92	1,295
Clearfield, Inc.*	77	1,293
Intevac, Inc.*	160	1,282
Datalink Corp.*	128	1,280
QuinStreet, Inc.*	231	1,273
Alpha & Omega Semiconductor Ltd.*	137	1,270
Cinedigm Corp. — Class A*	500	1,245
PRGX Global, Inc.*	194	1,240
Peregrine Semiconductor Corp.*	178	1,221
Limelight Networks, Inc.*	394	1,206
DSP Group, Inc.*	142	1,206
Speed Commerce, Inc.*	316	1,182
Tessco Technologies, Inc.	37	1,174
CUI Global, Inc.*	138	1,159
RealNetworks, Inc.*	150	1,145
Reis, Inc.	53	1,117
Vitesse Semiconductor Corp.*	318	1,097
Guidance Software, Inc.*	120	1,094
Cascade Microtech, Inc.*	80	1,093
Numerex Corp. — Class A*	95	1,092
Tremor Video, Inc.*	231	1,090
Electro Scientific Industries, Inc.	160	1,090
Audience, Inc.*	91	1,088
A10 Networks, Inc.*	80	1,064
TeleCommunication Systems, Inc. — Class A*	315	1,036
Information Services Group, Inc.*	210	1,010
Telenav, Inc.*	176	1,001
Mavenir Systems, Inc.*	65	985
GTT Communications, Inc.*	96	980
Hackett Group, Inc.	164	979
TechTarget, Inc.*	110	970
Amber Road, Inc.*	59	952
OPOWER, Inc.*	50	943
ParkerVision, Inc.*	636	941
Travelzoo, Inc.*	48	929
Everyday Health, Inc.*	50	924
ModusLink Global Solutions, Inc.*	242	905
Varonis Systems, Inc.*	31	899
Q2 Holdings, Inc.*	60	856
QAD, Inc. — Class A	40	853
Higher One Holdings, Inc.*	221	842
Cyan, Inc.*	179	721
Rubicon Project, Inc. (The)*	56	719
YuMe, Inc.*	119	702
TrueCar, Inc.*	46	680
Park City Group, Inc.*	61	664
Borderfree, Inc.*	40	663
Multi-Fineline Electronix, Inc.*	56	618
Paycom Software, Inc.*	41	598
Five9, Inc.*	80	576
Care.com, Inc.*	41	519
Aerohive Networks, Inc.*	60	493
Viasystems Group, Inc.*	35	381
Covisint Corp.*	49	238
Total Information Technology		2,048,003
Industrials - 9.1%
Esterline Technologies Corp.*	208	23,945
Teledyne Technologies, Inc.*	245	23,807
HEICO Corp.	435	22,594
Generac Holdings, Inc.*	453	22,079
Woodward, Inc.	433	21,728
Moog, Inc. — Class A*	291	21,211
EnerSys	307	21,119
Curtiss-Wright Corp.	315	20,651
CLARCOR, Inc.	329	20,348
EMCOR Group, Inc.	440	19,592
Deluxe Corp.	327	19,156
JetBlue Airways Corp.*	1,625	17,632
Watsco, Inc.	169	17,366
Chart Industries, Inc.*	199	16,464
Actuant Corp. — Class A	464	16,040
Civeo Corp.*	610	15,268
Corporate Executive Board Co.	221	15,077
Mobile Mini, Inc.	308	14,750
Polypore International, Inc.*	295	14,080
Swift Transportation Co. — Class A*	556	14,029
Harsco Corp.	525	13,981
Rexnord Corp.*	492	13,850
Applied Industrial Technologies, Inc.	273	13,849
DigitalGlobe, Inc.*	493	13,705
Barnes Group, Inc.	354	13,643
Healthcare Services Group, Inc.	459	13,513
Hillenbrand, Inc.	411	13,407
On Assignment, Inc.*	356	12,663
Franklin Electric Company, Inc.	312	12,583
Advisory Board Co.*	239	12,380
MasTec, Inc.*	400	12,328
Proto Labs, Inc.*	148	12,124
Hub Group, Inc. — Class A*	240	12,096
Herman Miller, Inc.	387	11,703
Orbital Sciences Corp.*	396	11,702
Tetra Tech, Inc.	424	11,659
HNI Corp.	295	11,537
Watts Water Technologies, Inc. — Class A	186	11,482
TriMas Corp.*	296	11,286
WageWorks, Inc.*	232	11,185
MSA Safety, Inc.	192	11,036
Huron Consulting Group, Inc.*	154	10,906
Mueller Industries, Inc.	370	10,882
EnPro Industries, Inc.*	148	10,828
Masonite International Corp.*	190	10,690
Beacon Roofing Supply, Inc.*	322	10,665
United Stationers, Inc.	257	10,658
Allegiant Travel Co. — Class A	90	10,599
FTI Consulting, Inc.*	267	10,098
Greenbrier Companies, Inc.*	175	10,080
UniFirst Corp.	95	10,070
TAL International Group, Inc.	222	9,848
ABM Industries, Inc.	365	9,848

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Industrials - 9.1% (continued)
Simpson Manufacturing Company, Inc.	270	$9,818
XPO Logistics, Inc.*	343	9,817
RBC Bearings, Inc.	152	9,736
Forward Air Corp.	202	9,666
Korn/Ferry International*	325	9,545
Brady Corp. — Class A	311	9,290
Knight Transportation, Inc.	390	9,270
Granite Construction, Inc.	256	9,211
Tennant Co.	120	9,158
Mueller Water Products, Inc. — Class A	1,041	8,994
Brink's Co.	317	8,946
CIRCOR International, Inc.	115	8,870
Meritor, Inc.*	639	8,333
Steelcase, Inc. — Class A	540	8,170
General Cable Corp.	318	8,160
Interface, Inc. — Class A	431	8,120
GrafTech International Ltd.*	768	8,033
Raven Industries, Inc.	238	7,887
Scorpio Bulkers, Inc.*	880	7,832
Rush Enterprises, Inc. — Class A*	224	7,766
Tutor Perini Corp.*	244	7,745
Werner Enterprises, Inc.	292	7,741
AZZ, Inc.	167	7,695
Kaman Corp.	179	7,649
H&E Equipment Services, Inc.*	208	7,559
Heartland Express, Inc.	354	7,554
Matson, Inc.	281	7,542
Aircastle Ltd.	422	7,499
GenCorp, Inc.*	391	7,468
TrueBlue, Inc.*	270	7,444
ArcBest Corp.	170	7,397
AAR Corp.	259	7,138
Lindsay Corp.	84	7,095
Primoris Services Corp.	246	7,095
Saia, Inc.*	161	7,073
Albany International Corp. — Class A	184	6,985
Dycom Industries, Inc.*	222	6,951
US Ecology, Inc.	141	6,902
Wesco Aircraft Holdings, Inc.*	345	6,886
G&K Services, Inc. — Class A	130	6,769
West Corp.	251	6,727
Apogee Enterprises, Inc.	190	6,623
Encore Wire Corp.	135	6,620
Altra Industrial Motion Corp.	177	6,441
Wabash National Corp.*	450	6,413
Exponent, Inc.	86	6,373
Trex Company, Inc.*	220	6,340
Universal Forest Products, Inc.	131	6,323
Briggs & Stratton Corp.	305	6,240
McGrath RentCorp	169	6,211
UTI Worldwide, Inc.	598	6,183
Standex International Corp.	83	6,182
AAON, Inc.	184	6,168
Atlas Air Worldwide Holdings, Inc.*	165	6,080
RPX Corp.*	342	6,071
DXP Enterprises, Inc.*	80	6,043
ESCO Technologies, Inc.	174	6,027
Federal Signal Corp.	411	6,021
Cubic Corp.	134	5,964
Hyster-Yale Materials Handling, Inc.	67	5,932
John Bean Technologies Corp.	190	5,888
Sun Hydraulics Corp.	145	5,887
Acacia Research Corp.	327	5,804
Aegion Corp. — Class A*	248	5,771
Astronics Corp.*	102	5,758
YRC Worldwide, Inc.*	204	5,734
Navigant Consulting, Inc.*	321	5,601
Thermon Group Holdings, Inc.*	211	5,554
Team, Inc.*	134	5,497
Knoll, Inc.	316	5,476
Textainer Group Holdings Ltd.	141	5,445
Astec Industries, Inc.	123	5,397
Nortek, Inc.*	60	5,386
Navios Maritime Holdings, Inc.	520	5,262
Plug Power, Inc.*	1,090	5,101
Roadrunner Transportation Systems, Inc.*	179	5,030
Insperity, Inc.	148	4,884
Titan International, Inc.	288	4,844
ACCO Brands Corp.*	746	4,782
Taser International, Inc.*	352	4,682
ICF International, Inc.*	130	4,597
Blount International, Inc.*	323	4,558
Engility Holdings, Inc.*	115	4,400
Quanex Building Products Corp.	245	4,378
Gorman-Rupp Co.	123	4,351
American Railcar Industries, Inc.	62	4,202
Quad/Graphics, Inc.	184	4,116
SkyWest, Inc.	334	4,081
Hawaiian Holdings, Inc.*	294	4,031
Powell Industries, Inc.	61	3,988
Aerovironment, Inc.*	124	3,943
Comfort Systems USA, Inc.	246	3,887
Kforce, Inc.	179	3,875
Kimball International, Inc. — Class B	222	3,712
LB Foster Co. — Class A	67	3,626
NCI Building Systems, Inc.*	186	3,614
American Science & Engineering, Inc.	51	3,549
Republic Airways Holdings, Inc.*	325	3,523
MYR Group, Inc.*	139	3,521
Columbus McKinnon Corp.	130	3,517
FuelCell Energy, Inc.*,1	1,445	3,468
Marten Transport Ltd.	155	3,464
Aceto Corp.	185	3,356
Resources Connection, Inc.	253	3,317
Capstone Turbine Corp.*	2,149	3,245
Multi-Color Corp.	81	3,241
Griffon Corp.	260	3,224
Park-Ohio Holdings Corp.	55	3,196

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Industrials - 9.1% (continued)
Viad Corp.	134	$3,195
Gibraltar Industries, Inc.*	202	3,133
Great Lakes Dredge & Dock Corp.*	391	3,124
Kelly Services, Inc. — Class A	179	3,073
Argan, Inc.	82	3,058
Knightsbridge Tankers Ltd.	215	3,051
Lydall, Inc.*	111	3,038
NN, Inc.	115	2,942
Echo Global Logistics, Inc.*	150	2,876
Furmanite Corp.*	246	2,863
Air Transport Services Group, Inc.*	341	2,854
Celadon Group, Inc.	133	2,836
Kadant, Inc.	73	2,807
Quality Distribution, Inc.*	183	2,719
KEYW Holding Corp.*	214	2,690
Mistras Group, Inc.*	107	2,624
Ennis, Inc.	171	2,609
PGT, Inc.*	305	2,583
ExOne Co.*	65	2,575
Douglas Dynamics, Inc.	146	2,573
Alamo Group, Inc.	47	2,542
GP Strategies Corp.*	97	2,510
CAI International, Inc.*	112	2,465
CBIZ, Inc.*	272	2,456
Safe Bulkers, Inc.	250	2,440
Patrick Industries, Inc.*	52	2,423
American Woodmark Corp.*	76	2,422
TriNet Group, Inc.*	100	2,407
Northwest Pipe Co.*	59	2,379
Global Brass & Copper Holdings, Inc.	140	2,366
National Presto Industries, Inc.	32	2,331
Insteel Industries, Inc.	116	2,279
Kratos Defense & Security Solutions, Inc.*	291	2,270
Builders FirstSource, Inc.*	298	2,229
Barrett Business Services, Inc.	47	2,209
Heidrick & Struggles International, Inc.	119	2,202
Graham Corp.	63	2,193
Power Solutions International, Inc.*	30	2,159
SP Plus Corp.*	100	2,139
CECO Environmental Corp.	137	2,136
Dynamic Materials Corp.	91	2,014
FreightCar America, Inc.	79	1,978
InnerWorkings, Inc.*	229	1,947
Orion Marine Group, Inc.*	179	1,939
Baltic Trading Ltd.	321	1,920
Performant Financial Corp.*	190	1,919
Pendrell Corp.*	1,072	1,887
Stock Building Supply Holdings, Inc.*	95	1,874
Titan Machinery, Inc.*	113	1,860
Ducommun, Inc.*	71	1,855
Sparton Corp.*	66	1,831
Global Power Equipment Group, Inc.	112	1,810
Twin Disc, Inc.	54	1,785
VSE Corp.	25	1,758
Layne Christensen Co.*	130	1,729
Commercial Vehicle Group, Inc.*	169	1,697
Pike Corp.*	182	1,631
Schawk, Inc. — Class A	79	1,608
ARC Document Solutions, Inc.*	272	1,594
Patriot Transportation Holding, Inc.*	44	1,539
Miller Industries, Inc.	74	1,523
CRA International, Inc.*	66	1,521
Manitex International, Inc.*	90	1,462
Ply Gem Holdings, Inc.*	143	1,444
Houston Wire & Cable Co.	116	1,440
Franklin Covey Co.*	71	1,429
PowerSecure International, Inc.*	146	1,422
Cenveo, Inc.*	362	1,343
CDI Corp.	91	1,311
Casella Waste Systems, Inc. — Class A*	255	1,278
Energy Recovery, Inc.*	251	1,235
Paylocity Holding Corp.*	57	1,233
Accuride Corp.*	251	1,227
Continental Building Products, Inc.*	77	1,186
Hurco Companies, Inc.	42	1,184
Heritage-Crystal Clean, Inc.*	60	1,178
Sterling Construction Company, Inc.*	123	1,154
LSI Industries, Inc.	141	1,125
Universal Truckload Services, Inc.	43	1,090
Enphase Energy, Inc.*	116	992
Xerium Technologies, Inc.*	71	991
Hill International, Inc.*	159	991
Ameresco, Inc. — Class A*	130	914
LMI Aerospace, Inc.*	69	903
Vicor Corp.*	107	897
Preformed Line Products Co.	16	861
International Shipholding Corp.	34	779
USA Truck, Inc.*	41	762
Norcraft Companies, Inc.*	49	701
General Finance Corp.*	70	665
SIFCO Industries, Inc.	20	624
Erickson, Inc.*	37	601
PAM Transportation Services, Inc.*	20	559
Revolution Lighting Technologies, Inc.*	210	483
Quest Resource Holding Corp.*	82	427
Ultrapetrol Bahamas Ltd.*	140	416
NL Industries, Inc.	42	390
Omega Flex, Inc.	19	373
Corporate Resource Services, Inc.*	110	328
ARC Group Worldwide, Inc.*	20	304
Total Industrials		1,604,075
Health Care - 8.7%
InterMune, Inc.*	646	28,520
Isis Pharmaceuticals, Inc.*	767	26,423

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Health Care - 8.7% (continued)
NPS Pharmaceuticals, Inc.*	696	$23,003
Team Health Holdings, Inc.*	459	22,923
Cepheid*	452	21,669
WellCare Health Plans, Inc.*	287	21,428
Pacira Pharmaceuticals, Inc.*	229	21,036
HealthSouth Corp.	576	20,661
STERIS Corp.	386	20,644
PAREXEL International Corp.*	372	19,656
West Pharmaceutical Services, Inc.	462	19,486
DexCom, Inc.*	487	19,314
Idenix Pharmaceuticals, Inc.*	767	18,485
MannKind Corp.*,1	1,493	16,408
Theravance, Inc.*	540	16,081
Medidata Solutions, Inc.*	353	15,112
Synageva BioPharma Corp.*	137	14,358
Insulet Corp.*	360	14,281
Owens & Minor, Inc.	412	13,999
Impax Laboratories, Inc.*	458	13,735
Akorn, Inc.*	402	13,367
Air Methods Corp.*	256	13,223
Thoratec Corp.*	371	12,933
Medicines Co.*	425	12,351
Ironwood Pharmaceuticals, Inc. — Class A*	785	12,034
Haemonetics Corp.*	340	11,994
HMS Holdings Corp.*	573	11,695
MWI Veterinary Supply, Inc.*	82	11,643
ACADIA Pharmaceuticals, Inc.*	515	11,634
Prestige Brands Holdings, Inc.*	339	11,489
OPKO Health, Inc.*,1	1,283	11,342
Magellan Health, Inc.*	180	11,203
Cyberonics, Inc.*	175	10,931
NuVasive, Inc.*	305	10,849
Acadia Healthcare Company, Inc.*	238	10,829
Chemed Corp.	115	10,778
Nektar Therapeutics*	830	10,641
Globus Medical, Inc. — Class A*	434	10,381
Wright Medical Group, Inc.*	328	10,299
PDL BioPharma, Inc.	1,049	10,154
Puma Biotechnology, Inc.*	152	10,032
Neogen Corp.*	240	9,713
Amsurg Corp. — Class A*	213	9,706
Celldex Therapeutics, Inc.*	584	9,531
HeartWare International, Inc.*	106	9,381
Exact Sciences Corp.*,1	541	9,213
Keryx Biopharmaceuticals, Inc.*	598	9,197
Acorda Therapeutics, Inc.*	272	9,169
MedAssets, Inc.*	399	9,113
Molina Healthcare, Inc.*	201	8,971
Dyax Corp.*	887	8,515
Arena Pharmaceuticals, Inc.*	1,435	8,409
Kindred Healthcare, Inc.	358	8,270
Lannett Company, Inc.*	165	8,187
Ligand Pharmaceuticals, Inc. — Class B*	131	8,160
Cantel Medical Corp.	221	8,093
Select Medical Holdings Corp.	516	8,050
Sarepta Therapeutics, Inc.*	266	7,924
Greatbatch, Inc.*	161	7,899
CONMED Corp.	178	7,859
Integra LifeSciences Holdings Corp.*	166	7,812
Emeritus Corp.*	245	7,754
Masimo Corp.*	316	7,458
Neurocrine Biosciences, Inc.*	496	7,361
Hanger, Inc.*	230	7,234
ExamWorks Group, Inc.*	227	7,203
Portola Pharmaceuticals, Inc.*	236	6,886
ARIAD Pharmaceuticals, Inc.*	1,081	6,886
Omnicell, Inc.*	239	6,862
Sangamo BioSciences, Inc.*	444	6,780
Horizon Pharma, Inc.*	425	6,724
Halozyme Therapeutics, Inc.*	680	6,718
Clovis Oncology, Inc.*	161	6,667
ImmunoGen, Inc.*	561	6,648
Auxilium Pharmaceuticals, Inc.*	328	6,580
ABIOMED, Inc.*	261	6,562
Abaxis, Inc.	147	6,514
Endologix, Inc.*	418	6,358
Analogic Corp.	81	6,337
Novavax, Inc.*	1,364	6,302
Spectranetics Corp.*	272	6,223
Aegerion Pharmaceuticals, Inc.*	193	6,193
Volcano Corp.*	335	5,899
AVANIR Pharmaceuticals, Inc. — Class A*	1,044	5,888
BioCryst Pharmaceuticals, Inc.*	460	5,865
Intrexon Corp.*	230	5,780
NxStage Medical, Inc.*	401	5,762
Meridian Bioscience, Inc.	272	5,614
PharMerica Corp.*	196	5,604
Cardiovascular Systems, Inc.*	176	5,484
Tornier N.V.*	228	5,331
Natus Medical, Inc.*	210	5,279
Depomed, Inc.*	379	5,268
Fluidigm Corp.*	179	5,263
ICU Medical, Inc.*	85	5,169
Quality Systems, Inc.	322	5,168
Insmed, Inc.*	253	5,055
Theravance Biopharma, Inc.*	157	5,005
Bluebird Bio, Inc.*	127	4,898
Furiex Pharmaceuticals, Inc.*	46	4,884
Arrowhead Research Corp.*	340	4,865
Bio-Reference Labs, Inc.*	160	4,835
IPC The Hospitalist Company, Inc.*	109	4,820
Achillion Pharmaceuticals, Inc.*	633	4,792
Repligen Corp.*	209	4,763
Orexigen Therapeutics, Inc.*	762	4,709
Raptor Pharmaceutical Corp.*	406	4,689
Merrimack Pharmaceuticals, Inc.*	642	4,680
Computer Programs & Systems, Inc.	73	4,643
Capital Senior Living Corp.*	190	4,530
Accuray, Inc.*	500	4,400

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Health Care - 8.7% (continued)
Emergent Biosolutions, Inc.*	195	$4,380
Orthofix International N.V.*	120	4,350
Receptos, Inc.*	102	4,345
Exelixis, Inc.*,1	1,272	4,312
MiMedx Group, Inc.*	608	4,311
KYTHERA Biopharmaceuticals, Inc.*	111	4,259
Merit Medical Systems, Inc.*	281	4,243
Affymetrix, Inc.*	475	4,232
Anika Therapeutics, Inc.*	91	4,216
Inovio Pharmaceuticals, Inc.*	390	4,216
Luminex Corp.*	245	4,202
Cambrex Corp.*	200	4,140
Staar Surgical Co.*	246	4,133
Quidel Corp.*	186	4,112
Infinity Pharmaceuticals, Inc.*	317	4,039
Ensign Group, Inc.	129	4,009
Agios Pharmaceuticals, Inc.*	87	3,986
Karyopharm Therapeutics, Inc.*	85	3,957
Accelerate Diagnostics, Inc.*	151	3,926
TESARO, Inc.*	126	3,920
Omeros Corp.*	222	3,863
Invacare Corp.	210	3,858
PTC Therapeutics, Inc.*	147	3,843
Anacor Pharmaceuticals, Inc.*	216	3,830
Chimerix, Inc.*	174	3,818
Sagent Pharmaceuticals, Inc.*	147	3,801
Momenta Pharmaceuticals, Inc.*	314	3,793
National Healthcare Corp.	67	3,771
Array BioPharma, Inc.*	823	3,753
AMN Healthcare Services, Inc.*	304	3,739
Acceleron Pharma, Inc.*	110	3,737
BioScrip, Inc.*	444	3,703
Ophthotech Corp.*	86	3,639
GenMark Diagnostics, Inc.*	268	3,626
Healthways, Inc.*	205	3,596
Vanda Pharmaceuticals, Inc.*	221	3,576
Spectrum Pharmaceuticals, Inc.*	427	3,472
NewLink Genetics Corp.*	130	3,452
Organovo Holdings, Inc.*	405	3,382
HealthStream, Inc.*	137	3,329
Geron Corp.*	1,026	3,293
Atrion Corp.	10	3,260
BioDelivery Sciences International, Inc.*	270	3,259
CorVel Corp.*	72	3,253
AtriCure, Inc.*	175	3,217
Cynosure, Inc. — Class A*	150	3,188
Prothena Corporation plc*	140	3,157
OraSure Technologies, Inc.*	365	3,143
Rockwell Medical, Inc.*	262	3,141
VIVUS, Inc.*	588	3,128
Gentiva Health Services, Inc.*	206	3,102
Albany Molecular Research, Inc.*	154	3,098
Amedisys, Inc.*	179	2,996
Triple-S Management Corp. — Class B*	167	2,994
Genomic Health, Inc.*	109	2,987
AMAG Pharmaceuticals, Inc.*	143	2,963
Sequenom, Inc.*	761	2,945
TherapeuticsMD, Inc.*	657	2,904
Zeltiq Aesthetics, Inc.*	190	2,886
MacroGenics, Inc.*	128	2,781
Dynavax Technologies Corp.*	1,718	2,749
US Physical Therapy, Inc.	80	2,735
Relypsa, Inc.*	112	2,724
Enanta Pharmaceuticals, Inc.*	63	2,713
Providence Service Corp.*	74	2,708
LDR Holding Corp.*	107	2,676
AngioDynamics, Inc.*	161	2,629
Repros Therapeutics, Inc.*	151	2,612
Landauer, Inc.	62	2,604
Foundation Medicine, Inc.*	94	2,534
XOMA Corp.*	548	2,515
Synergy Pharmaceuticals, Inc.*	608	2,475
CTI BioPharma Corp.*	876	2,462
Epizyme, Inc.*	79	2,458
Aratana Therapeutics, Inc.*	156	2,435
Lexicon Pharmaceuticals, Inc.*	1,493	2,404
Dendreon Corp.*,1	1,045	2,404
Vascular Solutions, Inc.*	108	2,397
Galena Biopharma, Inc.*,1	771	2,359
Universal American Corp.	279	2,324
Pacific Biosciences of California, Inc.*	374	2,311
Surgical Care Affiliates, Inc.*	79	2,297
Ampio Pharmaceuticals, Inc.*	271	2,263
Hyperion Therapeutics, Inc.*	85	2,219
Symmetry Medical, Inc.*	245	2,171
Peregrine Pharmaceuticals, Inc.*	1,153	2,168
Chindex International, Inc.*	91	2,156
Phibro Animal Health Corp. — Class A*	98	2,151
ZIOPHARM Oncology, Inc.*	530	2,136
Sunesis Pharmaceuticals, Inc.*	319	2,080
Rigel Pharmaceuticals, Inc.*	572	2,076
Supernus Pharmaceuticals, Inc.*	187	2,048
Antares Pharma, Inc.*	760	2,029
OncoMed Pharmaceuticals, Inc.*	87	2,027
Vocera Communications, Inc.*	152	2,006
Osiris Therapeutics, Inc.*	128	1,999
Unilife Corp.*,1	672	1,989
Pernix Therapeutics Holdings, Inc.*	221	1,985
Immunomedics, Inc.*	540	1,971
Tetraphase Pharmaceuticals, Inc.*	146	1,970
Progenics Pharmaceuticals, Inc.*	455	1,961
Cerus Corp.*	470	1,951
SurModics, Inc.*	89	1,906
Ultragenyx Pharmaceutical, Inc.*	42	1,885
Neuralstem, Inc.*	446	1,882
Insys Therapeutics, Inc.*	60	1,874
Intra-Cellular Therapies, Inc.*	110	1,855
XenoPort, Inc.*	377	1,821
Durata Therapeutics, Inc.*	106	1,805
Five Prime Therapeutics, Inc.*	115	1,788
SciClone Pharmaceuticals, Inc.*	336	1,767

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Health Care - 8.7% (continued)
Derma Sciences, Inc.*	150	$1,734
Aerie Pharmaceuticals, Inc.*	70	1,734
LHC Group, Inc.*	81	1,731
CryoLife, Inc.	184	1,647
Galectin Therapeutics, Inc.*	119	1,643
Zogenix, Inc.*	807	1,622
RTI Surgical, Inc.*	370	1,610
AcelRx Pharmaceuticals, Inc.*	157	1,609
Retrophin, Inc.*	137	1,608
Heron Therapeutics, Inc.*	130	1,602
Endocyte, Inc.*	243	1,601
Exactech, Inc.*	63	1,589
Cempra, Inc.*	148	1,588
Synta Pharmaceuticals Corp.*,1	378	1,546
Northwest Biotherapeutics, Inc.*	227	1,523
CytRx Corp.*	360	1,505
Revance Therapeutics, Inc.*	44	1,496
POZEN, Inc.	179	1,491
Oncothyreon, Inc.*	460	1,490
Bio-Path Holdings, Inc.*	481	1,467
Navidea Biopharmaceuticals, Inc.*	988	1,462
RadNet, Inc.*	217	1,439
Pain Therapeutics, Inc.*	245	1,409
Five Star Quality Care, Inc.*	281	1,408
Oxford Immunotec Global plc*	83	1,397
TG Therapeutics, Inc.*	148	1,390
Akebia Therapeutics, Inc.*	50	1,390
ANI Pharmaceuticals, Inc.*	40	1,378
Threshold Pharmaceuticals, Inc.*	344	1,362
Ohr Pharmaceutical, Inc.*	140	1,331
Agenus, Inc.*	410	1,320
Cross Country Healthcare, Inc.*	202	1,317
Castlight Health, Inc. — Class B*	82	1,246
Verastem, Inc.*	137	1,241
Kindred Biosciences, Inc.*	66	1,230
BioTelemetry, Inc.*	170	1,219
Almost Family, Inc.*	55	1,214
Utah Medical Products, Inc.	23	1,183
Auspex Pharmaceuticals, Inc.*	53	1,180
Enzo Biochem, Inc.*	222	1,166
Idera Pharmaceuticals, Inc.*	388	1,125
Alder Biopharmaceuticals, Inc.*	56	1,124
Versartis, Inc.*	40	1,122
Xencor, Inc.*	96	1,116
NanoViricides, Inc.*	262	1,108
Cytokinetics, Inc.*	230	1,099
Stemline Therapeutics, Inc.*	72	1,056
ChemoCentryx, Inc.*	179	1,047
NanoString Technologies, Inc.*	70	1,047
BioTime, Inc.*	343	1,046
Cytori Therapeutics, Inc.*	436	1,042
PhotoMedex, Inc.*	85	1,041
Merge Healthcare, Inc.*	458	1,040
NeoStem, Inc.*	158	1,030
Vital Therapies, Inc.*	37	1,008
Alimera Sciences, Inc.*	167	999
Addus HomeCare Corp.*	44	989
Skilled Healthcare Group, Inc. — Class A*	156	981
Corcept Therapeutics, Inc.*	349	977
TransEnterix, Inc.*	190	958
Cellular Dynamics International, Inc.*	65	947
Actinium Pharmaceuticals, Inc.*	130	939
National Research Corp. — Class A*	64	895
Tandem Diabetes Care, Inc.*	55	894
OvaScience, Inc.*	96	880
Mirati Therapeutics, Inc.*	44	880
K2M Group Holdings, Inc.*	59	878
Sucampo Pharmaceuticals, Inc. — Class A*	120	828
Alliance HealthCare Services, Inc.*	29	783
Veracyte, Inc.*	45	770
Regulus Therapeutics, Inc.*	90	724
Inogen, Inc.*	32	722
Applied Genetic Technologies Corp.*	30	693
Regado Biosciences, Inc.*	101	686
TriVascular Technologies, Inc.*	44	685
Achaogen, Inc.*	40	558
Cara Therapeutics, Inc.*	32	545
BioSpecifics Technologies Corp.*	20	539
Dicerna Pharmaceuticals, Inc.*	23	519
Genocea Biosciences, Inc.*	26	488
Esperion Therapeutics, Inc.*	30	475
Eleven Biotherapeutics, Inc.*	30	395
Flexion Therapeutics, Inc.*	28	377
Adamas Pharmaceuticals, Inc.*	20	366
Egalet Corp.*	24	315
Total Health Care		1,519,270
Consumer Discretionary - 8.6%
Tenneco, Inc.*	398	26,148
Brunswick Corp.	606	25,532
Dana Holding Corp.	1,024	25,005
Buffalo Wild Wings, Inc.*	124	20,547
Office Depot, Inc.*	3,496	19,891
Restoration Hardware Holdings, Inc.*	203	18,889
Vail Resorts, Inc.	236	18,215
Men's Wearhouse, Inc.	313	17,464
Time, Inc.*	720	17,437
Wolverine World Wide, Inc.	663	17,277
Sotheby's	398	16,711
Pool Corp.	295	16,686
Jack in the Box, Inc.	262	15,678
Sinclair Broadcast Group, Inc. — Class A	449	15,602
Cheesecake Factory, Inc.	326	15,133
American Eagle Outfitters, Inc.	1,268	14,227
Five Below, Inc.*	356	14,208
Grand Canyon Education, Inc.*	305	14,020
Lithia Motors, Inc. — Class A	149	14,016
New York Times Co. — Class A	904	13,750
Asbury Automotive Group, Inc.*	200	13,748

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Consumer Discretionary - 8.6% (continued)
Houghton Mifflin Harcourt Co.*	711	$13,622
Lumber Liquidators Holdings, Inc.*	179	13,596
Steven Madden Ltd.*	381	13,068
Life Time Fitness, Inc.*	267	13,014
Group 1 Automotive, Inc.	154	12,984
Genesco, Inc.*	157	12,894
HSN, Inc.	217	12,856
Iconix Brand Group, Inc.*	299	12,839
ANN, Inc.*	306	12,589
Cooper Tire & Rubber Co.	415	12,450
Cracker Barrel Old Country Store, Inc.	125	12,446
Ryland Group, Inc.	307	12,108
Texas Roadhouse, Inc. — Class A	451	11,726
Skechers U.S.A., Inc. — Class A*	255	11,654
Meredith Corp.	235	11,365
Helen of Troy Ltd.*	187	11,337
Bloomin' Brands, Inc.*	501	11,237
Monro Muffler Brake, Inc.	206	10,957
Guess?, Inc.	402	10,854
Shutterfly, Inc.*	252	10,851
Marriott Vacations Worldwide Corp.*	185	10,847
Meritage Homes Corp.*	256	10,806
Gentherm, Inc.*	231	10,268
KB Home	547	10,218
Nexstar Broadcasting Group, Inc. — Class A	196	10,115
Rent-A-Center, Inc. — Class A	345	9,895
Pinnacle Entertainment, Inc.*	389	9,795
Pier 1 Imports, Inc.	622	9,585
Express, Inc.*	551	9,384
Finish Line, Inc. — Class A	315	9,368
Orient-Express Hotels Ltd. — Class A*	631	9,175
Hibbett Sports, Inc.*	169	9,155
G-III Apparel Group Ltd.*	112	9,146
Conn's, Inc.*	181	8,940
Dorman Products, Inc.*	180	8,878
DineEquity, Inc.	109	8,664
Vitamin Shoppe, Inc.*	201	8,647
Bright Horizons Family Solutions, Inc.*	201	8,631
Crocs, Inc.*	572	8,597
Papa John's International, Inc.	200	8,478
American Axle & Manufacturing Holdings, Inc.*	442	8,349
Buckle, Inc.	184	8,162
Brown Shoe Company, Inc.	285	8,154
Standard Pacific Corp.*	946	8,136
Bob Evans Farms, Inc.	161	8,058
Churchill Downs, Inc.	88	7,930
La-Z-Boy, Inc.	342	7,924
Outerwall, Inc.*	133	7,894
Fiesta Restaurant Group, Inc.*	170	7,890
Sonic Corp.*	355	7,838
MDC Holdings, Inc.	255	7,724
Drew Industries, Inc.	154	7,702
iRobot Corp.*	188	7,699
Sturm Ruger & Company, Inc.	127	7,494
Matthews International Corp. — Class A	179	7,441
Select Comfort Corp.*	355	7,334
LifeLock, Inc.*	523	7,301
Media General, Inc. — Class A*	355	7,288
Columbia Sportswear Co.	87	7,191
Children's Place, Inc.	144	7,147
National CineMedia, Inc.	398	6,969
Sonic Automotive, Inc. — Class A	260	6,937
Core-Mark Holding Company, Inc.	151	6,890
Krispy Kreme Doughnuts, Inc.*	426	6,807
Popeyes Louisiana Kitchen, Inc.*	155	6,775
Tumi Holdings, Inc.*	333	6,703
Red Robin Gourmet Burgers, Inc.*	93	6,622
Oxford Industries, Inc.	99	6,600
Loral Space & Communications, Inc.*	86	6,251
Penn National Gaming, Inc.*	510	6,191
Boyd Gaming Corp.*	508	6,162
Caesars Entertainment Corp.*	339	6,129
Barnes & Noble, Inc.*	268	6,108
MDC Partners, Inc. — Class A	282	6,060
International Speedway Corp. — Class A	182	6,057
Ascent Capital Group, Inc. — Class A*	91	6,007
Burlington Stores, Inc.*	186	5,926
Scholastic Corp.	173	5,898
Cumulus Media, Inc. — Class A*	889	5,859
Standard Motor Products, Inc.	129	5,762
Multimedia Games Holding Company, Inc.*	194	5,750
Interval Leisure Group, Inc.	260	5,704
Cooper-Standard Holding, Inc.*	85	5,624
Cato Corp. — Class A	179	5,531
Diamond Resorts International, Inc.*	235	5,468
La Quinta Holdings, Inc.*	285	5,455
BJ's Restaurants, Inc.*	155	5,411
K12, Inc.*	224	5,392
RetailMeNot, Inc.*	201	5,349
Carmike Cinemas, Inc.*	150	5,270
Smith & Wesson Holding Corp.*	359	5,220
Cavco Industries, Inc.*	60	5,118
Universal Electronics, Inc.*	104	5,084
Tuesday Morning Corp.*	284	5,061
Tower International, Inc.*	137	5,047
Modine Manufacturing Co.*	311	4,895
Mattress Firm Holding Corp.*	101	4,823
Movado Group, Inc.	115	4,792
Winnebago Industries, Inc.*	178	4,482
EW Scripps Co. — Class A*	204	4,317
Del Frisco's Restaurant Group, Inc.*	155	4,272
Gray Television, Inc.*	324	4,254
Callaway Golf Co.	507	4,218
Steiner Leisure Ltd.*	96	4,156

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Consumer Discretionary - 8.6% (continued)
Ethan Allen Interiors, Inc.	165	$4,082
Francesca's Holdings Corp.*	276	4,068
Regis Corp.	285	4,013
Pep Boys-Manny Moe & Jack*	348	3,988
FTD Companies, Inc.*	124	3,942
Hovnanian Enterprises, Inc. — Class A*	763	3,929
American Public Education, Inc.*	114	3,919
Chuy's Holdings, Inc.*	107	3,884
M/I Homes, Inc.*	160	3,883
Stage Stores, Inc.	207	3,869
Capella Education Co.	71	3,862
Zumiez, Inc.*	136	3,752
Strayer Education, Inc.*	71	3,728
Federal-Mogul Holdings Corp.*	184	3,722
Caesars Acquisition Co. — Class A*	300	3,711
Denny's Corp.*	569	3,710
Scientific Games Corp. — Class A*	332	3,692
Fred's, Inc. — Class A	241	3,685
Libbey, Inc.*	138	3,676
Beazer Homes USA, Inc.*	175	3,672
Weight Watchers International, Inc.	180	3,631
Lands' End, Inc.*	104	3,492
AMC Entertainment Holdings, Inc. — Class A	138	3,432
Rentrak Corp.*	65	3,409
Chegg, Inc.*	476	3,351
William Lyon Homes — Class A*	110	3,348
Haverty Furniture Companies, Inc.	132	3,317
Arctic Cat, Inc.	84	3,311
NutriSystem, Inc.	188	3,217
Container Store Group, Inc.*	115	3,195
Quiksilver, Inc.*	888	3,179
Superior Industries International, Inc.	154	3,175
LeapFrog Enterprises, Inc. — Class A*	427	3,138
Vera Bradley, Inc.*	142	3,106
Ruby Tuesday, Inc.*	401	3,044
Biglari Holdings, Inc.*	7	2,961
Orbitz Worldwide, Inc.*	332	2,955
Ruth's Hospitality Group, Inc.	235	2,902
Tile Shop Holdings, Inc.*	184	2,813
New Media Investment Group, Inc.*	199	2,808
MarineMax, Inc.*	162	2,712
Vince Holding Corp.*	73	2,673
Unifi, Inc.*	95	2,615
Journal Communications, Inc. — Class A*	293	2,599
ClubCorp Holdings, Inc.	139	2,577
ITT Educational Services, Inc.*	153	2,554
Stein Mart, Inc.	181	2,514
Motorcar Parts of America, Inc.*	100	2,435
Entravision Communications Corp. — Class A	382	2,376
World Wrestling Entertainment, Inc. — Class A	194	2,314
SFX Entertainment, Inc.*	285	2,309
Harte-Hanks, Inc.	319	2,294
Noodles & Co.*	66	2,270
Nautilus, Inc.*	204	2,262
McClatchy Co. — Class A*	399	2,214
Blue Nile, Inc.*	79	2,212
Citi Trends, Inc.*	102	2,189
Remy International, Inc.	93	2,172
Marcus Corp.	117	2,135
Coupons.com, Inc.*	80	2,105
Christopher & Banks Corp.*	238	2,085
Career Education Corp.*	439	2,055
Shoe Carnival, Inc.	99	2,044
Destination Maternity Corp.	89	2,027
America's Car-Mart, Inc.*	51	2,017
Stoneridge, Inc.*	185	1,983
Eros International plc*	130	1,972
Bravo Brio Restaurant Group, Inc.*	125	1,951
Kirkland's, Inc.*	100	1,855
Aeropostale, Inc.*	514	1,794
PetMed Express, Inc.	132	1,779
LGI Homes, Inc.*	97	1,770
Carriage Services, Inc. — Class A	103	1,764
Entercom Communications Corp. — Class A*	161	1,728
Universal Technical Institute, Inc.	142	1,724
TRI Pointe Homes, Inc.*	109	1,713
CSS Industries, Inc.	64	1,688
Black Diamond, Inc.*	149	1,672
Carrols Restaurant Group, Inc.*	230	1,638
Sears Hometown and Outlet Stores, Inc.*	75	1,610
Potbelly Corp.*	99	1,580
NACCO Industries, Inc. — Class A	31	1,569
Lee Enterprises, Inc.*	350	1,558
Big 5 Sporting Goods Corp.	123	1,509
Morgans Hotel Group Co.*	189	1,499
WCI Communities, Inc.*	77	1,487
AH Belo Corp. — Class A	123	1,458
Sequential Brands Group, Inc.*	105	1,450
Bridgepoint Education, Inc.*	109	1,448
Daily Journal Corp.*	7	1,447
Speedway Motorsports, Inc.	76	1,387
Perry Ellis International, Inc.*	79	1,378
Sizmek, Inc.*	144	1,372
ValueVision Media, Inc. — Class A*	275	1,372
Jamba, Inc.*	112	1,355
Zoe's Kitchen, Inc.*	39	1,341
Fox Factory Holding Corp.*	75	1,319
Central European Media Enterprises Ltd. — Class A*	461	1,300
Strattec Security Corp.	20	1,290
Destination XL Group, Inc.*	229	1,262
RG Barry Corp.	65	1,232
Isle of Capri Casinos, Inc.*	142	1,216

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Consumer Discretionary - 8.6% (continued)
VOXX International Corp. — Class A*	126	$1,186
Overstock.com, Inc.*	75	1,183
2U, Inc.*	70	1,177
West Marine, Inc.*	114	1,170
Einstein Noah Restaurant Group, Inc.	71	1,140
Weyco Group, Inc.	41	1,124
Dex Media, Inc.*	97	1,081
Build-A-Bear Workshop, Inc. — Class A*	80	1,069
Culp, Inc.	61	1,062
Dixie Group, Inc.*	100	1,059
Systemax, Inc.*	73	1,049
Winmark Corp.	15	1,044
Fuel Systems Solutions, Inc.*	93	1,036
Shiloh Industries, Inc.*	56	1,034
Nathan's Famous, Inc.*	19	1,030
Saga Communications, Inc. — Class A	24	1,025
Lifetime Brands, Inc.	65	1,022
Spartan Motors, Inc.	225	1,022
Bon-Ton Stores, Inc.	98	1,010
Intrawest Resorts Holdings, Inc.*	88	1,008
Famous Dave's of America, Inc.*	35	1,005
Flexsteel Industries, Inc.	30	1,001
Escalade, Inc.	60	968
Reading International, Inc. — Class A*	113	964
Global Sources Ltd.*	116	960
Skullcandy, Inc.*	132	957
Malibu Boats, Inc. — Class A*	47	945
JAKKS Pacific, Inc.	122	944
1-800-Flowers.com, Inc. — Class A*	162	940
Martha Stewart Living Omnimedia, Inc. — Class A*	199	935
Monarch Casino & Resort, Inc.*	60	908
Vitacost.com, Inc.*	144	901
Johnson Outdoors, Inc. — Class A	33	851
JTH Holding, Inc. — Class A*	25	833
Crown Media Holdings, Inc. — Class A*	227	824
hhgregg, Inc.*	79	803
Collectors Universe, Inc.	40	784
New Home Company, Inc.*	55	777
Pacific Sunwear of California, Inc.*	321	764
Gaiam, Inc. — Class A*	99	760
Radio One, Inc. — Class D*	146	720
Empire Resorts, Inc.*	100	716
New York & Company, Inc.*	191	705
Hemisphere Media Group, Inc.*	55	691
Installed Building Products, Inc.*	56	686
Ignite Restaurant Group, Inc.*	47	684
Salem Communications Corp. — Class A	71	672
UCP, Inc. — Class A*	49	670
bebe stores, Inc.	205	625
ReachLocal, Inc.*	88	619
Marine Products Corp.	69	573
Tilly's, Inc. — Class A*	67	539
Sportsman's Warehouse Holdings, Inc.*	62	496
Turtle Beach Corp.*	50	462
Papa Murphy's Holdings, Inc.*	39	374
Education Management Corp.*	139	235
Total Consumer Discretionary		1,509,907
Energy - 4.1%
Kodiak Oil & Gas Corp.*	1,742	25,345
Rosetta Resources, Inc.*	401	21,994
SemGroup Corp. — Class A	278	21,921
Diamondback Energy, Inc.*	246	21,844
Carrizo Oil & Gas, Inc.*	297	20,570
CARBO Ceramics, Inc.	129	19,882
Bristow Group, Inc.	233	18,784
Helix Energy Solutions Group, Inc.*	690	18,154
Exterran Holdings, Inc.	383	17,231
Stone Energy Corp.*	367	17,172
PDC Energy, Inc.*	234	14,777
Energy XXI Bermuda Ltd.	611	14,438
Forum Energy Technologies, Inc.*	385	14,026
Matador Resources Co.*	474	13,879
Scorpio Tankers, Inc.	1,308	13,302
Western Refining, Inc.	348	13,067
McDermott International, Inc.*	1,550	12,540
Halcon Resources Corp.*,1	1,701	12,400
Bonanza Creek Energy, Inc.*	214	12,239
Hornbeck Offshore Services, Inc.*	237	11,120
Sanchez Energy Corp.*	295	11,089
SEACOR Holdings, Inc.*	134	11,022
Delek US Holdings, Inc.	384	10,840
Magnum Hunter Resources Corp.*	1,299	10,652
C&J Energy Services, Inc.*	301	10,168
Comstock Resources, Inc.	313	9,027
Bill Barrett Corp.*	325	8,704
GasLog Ltd.	270	8,610
Gulfmark Offshore, Inc. — Class A	176	7,952
Parsley Energy, Inc.*	329	7,919
Green Plains, Inc.	240	7,889
Key Energy Services, Inc.*	858	7,842
Cloud Peak Energy, Inc.*	398	7,331
Penn Virginia Corp.*	432	7,322
Ship Finance International Ltd.	387	7,194
Pioneer Energy Services Corp.*	410	7,190
Newpark Resources, Inc.*	554	6,903
Northern Oil and Gas, Inc.*	399	6,500
Goodrich Petroleum Corp.*	231	6,376
Basic Energy Services, Inc.*	210	6,136
TETRA Technologies, Inc.*	516	6,078
Solazyme, Inc.*	498	5,866
EXCO Resources, Inc.[1]	992	5,843
Triangle Petroleum Corp.*	495	5,816
Approach Resources, Inc.*	253	5,751
Synergy Resources Corp.*	434	5,751
Matrix Service Co.*	173	5,673
Nordic American Tankers Ltd.	583	5,556

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Energy - 4.1% (continued)
Rex Energy Corp.*	310	$5,490
Clean Energy Fuels Corp.*	458	5,368
Alpha Natural Resources, Inc.*	1,446	5,365
Clayton Williams Energy, Inc.*	38	5,220
Parker Drilling Co.*	792	5,164
Arch Coal, Inc.	1,387	5,063
North Atlantic Drilling Ltd.	467	4,960
Tesco Corp.	228	4,866
Contango Oil & Gas Co.*	114	4,823
Geospace Technologies Corp.*	85	4,682
RSP Permian, Inc.*	143	4,639
Resolute Energy Corp.*	507	4,380
Hercules Offshore, Inc.*	1,050	4,221
RigNet, Inc.*	78	4,198
Era Group, Inc.*	133	3,814
W&T Offshore, Inc.	228	3,732
Swift Energy Co.*	286	3,712
PHI, Inc.*	82	3,655
ION Geophysical Corp.*	844	3,562
Abraxas Petroleum Corp.*	538	3,368
REX American Resources Corp.*	45	3,299
DHT Holdings, Inc.	458	3,298
Willbros Group, Inc.*	261	3,223
Gastar Exploration, Inc.*	359	3,127
Westmoreland Coal Co.*	86	3,120
Callon Petroleum Co.*	264	3,076
Warren Resources, Inc.*	481	2,982
PetroQuest Energy, Inc.*	382	2,873
Emerald Oil, Inc.*	372	2,846
Natural Gas Services Group, Inc.*	81	2,678
Vantage Drilling Co.*	1,343	2,579
Panhandle Oil and Gas, Inc. — Class A	46	2,577
Renewable Energy Group, Inc.*	224	2,569
BPZ Resources, Inc.*	775	2,387
VAALCO Energy, Inc.*	326	2,357
Quicksilver Resources, Inc.*	821	2,192
Alon USA Energy, Inc.	175	2,177
Ring Energy, Inc.*	120	2,094
Gulf Island Fabrication, Inc.	95	2,044
Navios Maritime Acq Corp.	540	2,003
Pacific Ethanol, Inc.*	130	1,988
Nuverra Environmental Solutions, Inc.*	96	1,931
CHC Group Ltd.*	219	1,848
Forest Oil Corp.*	778	1,774
Midstates Petroleum Company, Inc.*	244	1,764
Teekay Tankers Ltd. — Class A	407	1,746
TransAtlantic Petroleum Ltd.*	150	1,709
Ardmore Shipping Corp.	120	1,660
Dawson Geophysical Co.	53	1,518
Jones Energy, Inc. — Class A*	73	1,497
Harvest Natural Resources, Inc.*	278	1,387
Evolution Petroleum Corp.	126	1,380
Equal Energy Ltd.	236	1,279
FX Energy, Inc.*	352	1,271
Frontline Ltd.*	432	1,261
Miller Energy Resources, Inc.*	196	1,254
American Eagle Energy Corp.*	200	1,198
Mitcham Industries, Inc.*	83	1,160
Adams Resources & Energy, Inc.	14	1,094
Dorian LPG Ltd.*	44	1,012
Glori Energy, Inc.*	84	912
Apco Oil and Gas International, Inc.*	57	823
Vertex Energy, Inc.*	79	767
Isramco, Inc.*	6	763
Hallador Energy Co.	70	664
Amyris, Inc.*	177	660
Profire Energy, Inc.*	90	406
Total Energy		726,194
Materials - 3.3%
PolyOne Corp.	615	25,915
Graphic Packaging Holding Co.*	2,137	25,002
Axiall Corp.	457	21,601
US Silica Holdings, Inc.	346	19,182
KapStone Paper and Packaging Corp.*	551	18,255
Sensient Technologies Corp.	323	17,997
Chemtura Corp.*	628	16,409
HB Fuller Co.	327	15,728
Berry Plastics Group, Inc.*	592	15,274
Minerals Technologies, Inc.	225	14,755
Worthington Industries, Inc.	336	14,462
Olin Corp.	516	13,891
Louisiana-Pacific Corp.*	922	13,848
Stillwater Mining Co.*	783	13,741
Texas Industries, Inc.*	145	13,393
Commercial Metals Co.	769	13,311
Flotek Industries, Inc.*	347	11,160
Tronox Ltd. — Class A	400	10,760
Balchem Corp.	198	10,605
SunCoke Energy, Inc.*	456	9,804
Schweitzer-Mauduit International, Inc.	199	8,688
Globe Specialty Metals, Inc.	417	8,665
Kaiser Aluminum Corp.	118	8,599
Innophos Holdings, Inc.	143	8,233
Clearwater Paper Corp.*	133	8,209
Calgon Carbon Corp.*	348	7,771
Hecla Mining Co.	2,242	7,735
Boise Cascade Co.*	261	7,475
PH Glatfelter Co.	281	7,455
A. Schulman, Inc.	191	7,392
Resolute Forest Products, Inc.*	426	7,148
AK Steel Holding Corp.*	893	7,108
OM Group, Inc.	210	6,810
Innospec, Inc.	157	6,778
Headwaters, Inc.*	480	6,667
Stepan Co.	125	6,608
Quaker Chemical Corp.	86	6,604
Coeur Mining, Inc.*	676	6,206
Intrepid Potash, Inc.*	364	6,101
Horsehead Holding Corp.*	331	6,044
Ferro Corp.*	469	5,891

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Materials - 3.3% (continued)
Neenah Paper, Inc.	108	$5,740
RTI International Metals, Inc.*	201	5,345
Century Aluminum Co.*	336	5,268
LSB Industries, Inc.*	126	5,250
Koppers Holdings, Inc.	134	5,126
Materion Corp.	135	4,994
Kraton Performance Polymers, Inc.*	214	4,791
Haynes International, Inc.	81	4,584
Schnitzer Steel Industries, Inc. — Class A	172	4,484
Deltic Timber Corp.	73	4,411
Taminco Corp.*	183	4,257
Rentech, Inc.*	1,488	3,854
Tredegar Corp.	162	3,792
Myers Industries, Inc.	180	3,616
Advanced Emissions Solutions, Inc.*	142	3,256
Molycorp, Inc.*	1,191	3,061
Wausau Paper Corp.	276	2,986
OMNOVA Solutions, Inc.*	309	2,809
Zep, Inc.	150	2,649
Hawkins, Inc.	69	2,563
Allied Nevada Gold Corp.*	681	2,561
American Vanguard Corp.	188	2,485
Senomyx, Inc.*	280	2,422
FutureFuel Corp.	142	2,356
Walter Energy, Inc.	432	2,354
US Concrete, Inc.*	93	2,302
Landec Corp.*	175	2,186
Kronos Worldwide, Inc.	139	2,178
Trecora Resources*	128	1,516
Universal Stainless & Alloy Products, Inc.*	46	1,494
Olympic Steel, Inc.	59	1,460
Chase Corp.	40	1,366
AM Castle & Co.*	123	1,358
Ampco-Pittsburgh Corp.	54	1,239
Gold Resource Corp.	243	1,230
KMG Chemicals, Inc.	66	1,187
Noranda Aluminum Holding Corp.	287	1,013
AEP Industries, Inc.*	29	1,011
UFP Technologies, Inc.*	39	940
Marrone Bio Innovations, Inc.*	74	860
Handy & Harman Ltd.*	32	857
United States Lime & Minerals, Inc.	13	842
Total Materials		585,333
Utilities - 2.2%
Cleco Corp.	394	23,225
Dynegy, Inc.*	656	22,829
Piedmont Natural Gas Company, Inc.	509	19,041
IDACORP, Inc.	329	19,026
Black Hills Corp.	292	17,926
Portland General Electric Co.	510	17,682
UNS Energy Corp.	273	16,492
Southwest Gas Corp.	304	16,048
New Jersey Resources Corp.	275	15,719
PNM Resources, Inc.	521	15,281
WGL Holdings, Inc.	339	14,611
UIL Holdings Corp.	369	14,284
ALLETE, Inc.	277	14,224
NorthWestern Corp.	253	13,204
Avista Corp.	393	13,173
South Jersey Industries, Inc.	215	12,988
ONE Gas, Inc.	341	12,873
El Paso Electric Co.	263	10,575
Laclede Group, Inc.	214	10,390
MGE Energy, Inc.	227	8,969
Pattern Energy Group, Inc.	255	8,443
American States Water Co.	253	8,407
Northwest Natural Gas Co.	177	8,346
California Water Service Group	312	7,550
Empire District Electric Co.	282	7,242
Otter Tail Corp.	238	7,209
NRG Yield, Inc. — Class A	131	6,819
Chesapeake Utilities Corp.	63	4,494
Ormat Technologies, Inc.	116	3,344
Atlantic Power Corp.	789	3,235
Unitil Corp.	89	3,011
SJW Corp.	102	2,774
Connecticut Water Service, Inc.	71	2,405
Middlesex Water Co.	104	2,203
York Water Co.	85	1,770
Artesian Resources Corp. — Class A	47	1,057
Total Utilities		386,869
Consumer Staples - 2.0%
Darling Ingredients, Inc.*	1,077	22,510
United Natural Foods, Inc.*	324	21,092
TreeHouse Foods, Inc.*	240	19,217
Casey's General Stores, Inc.	252	17,712
Sanderson Farms, Inc.	151	14,677
Post Holdings, Inc.*	287	14,611
B&G Foods, Inc. — Class A	351	11,474
Lancaster Colony Corp.	120	11,419
Boston Beer Company, Inc. — Class A*	51	11,400
SUPERVALU, Inc.*	1,325	10,891
Dean Foods Co.	607	10,677
PriceSmart, Inc.	122	10,619
Susser Holdings Corp.*	121	9,767
Andersons, Inc.	184	9,491
Fresh Market, Inc.*	280	9,372
J&J Snack Foods Corp.	97	9,130
Vector Group Ltd.	426	8,810
Universal Corp.	152	8,413
Snyder's-Lance, Inc.	311	8,229
WD-40 Co.	98	7,372
Fresh Del Monte Produce, Inc.	236	7,233
Cal-Maine Foods, Inc.	96	7,135
Harbinger Group, Inc.*	540	6,858
Seaboard Corp.*	2	6,041
Boulder Brands, Inc.*	398	5,644
SpartanNash Co.	246	5,168
Diamond Foods, Inc.*	142	4,004
Annie's, Inc.*	109	3,686

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Consumer Staples - 2.0% (continued)
Tootsie Roll Industries, Inc.	123	$3,621
Elizabeth Arden, Inc.*	169	3,621
Chiquita Brands International, Inc.*	307	3,331
Weis Markets, Inc.	72	3,293
Inter Parfums, Inc.	109	3,221
USANA Health Sciences, Inc.*	38	2,969
Calavo Growers, Inc.	85	2,876
Medifast, Inc.*	86	2,615
Central Garden and Pet Co. — Class A*	282	2,594
Pantry, Inc.*	153	2,479
Chefs' Warehouse, Inc.*	115	2,274
Ingles Markets, Inc. — Class A	86	2,266
Revlon, Inc. — Class A*	74	2,257
Coca-Cola Bottling Company Consolidated	29	2,136
Omega Protein Corp.*	134	1,833
Seneca Foods Corp. — Class A*	53	1,622
Orchids Paper Products Co.	48	1,538
Limoneira Co.	70	1,538
Alliance One International, Inc.*	576	1,440
Roundy's, Inc.	258	1,422
National Beverage Corp.*	75	1,419
Nutraceutical International Corp.*	57	1,360
John B Sanfilippo & Son, Inc.	51	1,350
Natural Grocers by Vitamin Cottage, Inc.*	58	1,242
Nature's Sunshine Products, Inc.	71	1,205
Inventure Foods, Inc.*	98	1,104
Village Super Market, Inc. — Class A	43	1,016
IGI Laboratories, Inc.*	190	1,009
Farmer Bros Co.*	46	994
Oil-Dri Corporation of America	32	978
22nd Century Group, Inc.*	270	829
Fairway Group Holdings Corp.*	124	825
Craft Brew Alliance, Inc.*	71	785
Female Health Co.	142	782
Liberator Medical Holdings, Inc.	203	761
Synutra International, Inc.*	113	758
Alico, Inc.	19	712
Lifeway Foods, Inc.*	26	363
Total Consumer Staples		359,090
Telecommunication Services - 0.5%
Cogent Communications Holdings, Inc.	304	10,504
Globalstar, Inc.*	1,791	7,612
Consolidated Communications Holdings, Inc.	263	5,849
Cincinnati Bell, Inc.*	1,366	5,368
Shenandoah Telecommunications Co.	157	4,782
8x8, Inc.*	579	4,678
Iridium Communications, Inc.*	531	4,492
Vonage Holdings Corp.*	1,136	4,260
Premiere Global Services, Inc.*	315	4,205
inContact, Inc.*	398	3,658
Atlantic Tele-Network, Inc.	61	3,538
Intelsat S.A.*	180	3,391
Inteliquent, Inc.	212	2,940
RingCentral, Inc. — Class A*	184	2,784
General Communication, Inc. — Class A*	237	2,626
USA Mobility, Inc.	142	2,187
Hawaiian Telcom Holdco, Inc.*	69	1,974
ORBCOMM, Inc.*	293	1,931
FairPoint Communications, Inc.*	136	1,900
IDT Corp. — Class B	107	1,864
Cbeyond, Inc.*	181	1,801
magicJack VocalTec Ltd.*	117	1,769
Lumos Networks Corp.	119	1,722
Enventis Corp.	89	1,410
NTELOS Holdings Corp.	113	1,408
Boingo Wireless, Inc.*	154	1,052
Total Telecommunication Services		89,705
Total Common Stocks
(Cost $7,875,370)		11,458,273
WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	54	158
Magnum Hunter Resources Corp.
$8.50, 04/15/16[1]	282	–
Total Warrants
(Cost $344)		158
RIGHTS†† - 0.0%
Leap Wireless International
Expires 03/17/15	513	1,293
Cubist Pharmaceuticals, Inc.
Expires 12/31/16†	729	84
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	57	34
Total Rights
(Cost $1,670)		1,411
MUTUAL FUNDS†,5 - 13.1%
Guggenheim Strategy Fund I	92,268	2,302,082
Total Mutual Funds
(Cost $2,303,927)		2,302,082

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 11.3%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$1,057,581	$1,057,581
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	573,354	573,354
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	273,514	273,514
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	84,919	84,919
Total Repurchase Agreements
(Cost $1,989,368)		1,989,368
SECURITIES LENDING COLLATERAL††,3 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	24,212	24,212
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	17,840	17,840
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	1,015	1,015
Total Securities Lending Collateral
(Cost $43,067)		43,067
Total Investments - 90.0%
(Cost $12,213,746)		$15,794,359
Other Assets & Liabilities, net - 10.0%		1,749,347
Total Net Assets - 100.0%		$17,543,707

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $5,107,540)	43	$40,278

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2014 Russell 2000 Index Swap, Terminating 07/29/14 [4] (Notional Value $5,774,575)	4,841	$50,535
Barclays Bank plc July 2014 Russell 2000 Index Swap, Terminating 07/31/14 [4] (Notional Value $2,770,501)	2,322	28,668
Goldman Sachs International July 2014 Russell 2000 Index Swap, Terminating 07/29/14 [4] (Notional Value $1,134,033)	951	11,720
(Total Notional Value $9,679,109)		$90,923

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
[5]	Investment in a product that is related to the Advisor.
plc — Public Limited Company
REIT — Real Estate Investment Trust

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7%
Financials - 19.2%
Prosperity Bancshares, Inc.	880	$55,089
Investors Bancorp, Inc.	4,516	49,902
CNO Financial Group, Inc.	2,749	48,933
RLJ Lodging Trust	1,655	47,812
Highwoods Properties, Inc.	1,137	47,696
LaSalle Hotel Properties	1,319	46,548
FirstMerit Corp.	2,087	41,218
MGIC Investment Corp.*	4,276	39,510
Stifel Financial Corp.*	832	39,396
EPR Properties	680	37,992
Umpqua Holdings Corp.	2,108	37,775
First American Financial Corp.	1,355	37,655
Portfolio Recovery Associates, Inc.*	632	37,623
Hancock Holding Co.	1,037	36,627
Strategic Hotels & Resorts, Inc.*	3,125	36,594
Webster Financial Corp.	1,140	35,956
Radian Group, Inc.	2,413	35,737
Sunstone Hotel Investors, Inc.	2,316	34,578
DCT Industrial Trust, Inc.	4,155	34,112
Bank of the Ozarks, Inc.	1,004	33,584
CubeSmart	1,828	33,489
Primerica, Inc.	687	32,873
Geo Group, Inc.	916	32,729
Sovran Self Storage, Inc.	418	32,291
DiamondRock Hospitality Co.	2,471	31,678
Cousins Properties, Inc.	2,507	31,211
Healthcare Realty Trust, Inc.	1,215	30,885
UMB Financial Corp.	475	30,110
Pebblebrook Hotel Trust	814	30,085
BancorpSouth, Inc.	1,215	29,853
Financial Engines, Inc.	651	29,477
Texas Capital Bancshares, Inc.*	545	29,403
Medical Properties Trust, Inc.	2,175	28,797
Washington Federal, Inc.	1,279	28,688
Lexington Realty Trust	2,600	28,626
United Bankshares, Inc.	878	28,386
IBERIABANK Corp.	402	27,814
Wintrust Financial Corp.	596	27,416
Colony Financial, Inc.	1,164	27,027
Invesco Mortgage Capital, Inc.	1,555	26,994
FNB Corp.	2,100	26,922
Glacier Bancorp, Inc.	942	26,734
Ryman Hospitality Properties, Inc.	552	26,579
PrivateBancorp, Inc. — Class A	905	26,299
First Industrial Realty Trust, Inc.	1,390	26,187
National Health Investors, Inc.	418	26,150
Sun Communities, Inc.	521	25,966
MarketAxess Holdings, Inc.	477	25,787
Cathay General Bancorp	1,003	25,637
EastGroup Properties, Inc.	399	25,628
First Financial Bankshares, Inc.	814	25,535
Alexander & Baldwin, Inc.	616	25,533
Valley National Bancorp	2,528	25,052
Susquehanna Bancshares, Inc.	2,367	24,996
RLI Corp.	544	24,904
New York REIT, Inc.	2,230	24,664
Kennedy-Wilson Holdings, Inc.	912	24,460
Hatteras Financial Corp.	1,217	24,109
Chambers Street Properties	2,997	24,095
Mack-Cali Realty Corp.	1,119	24,036
Evercore Partners, Inc. — Class A	413	23,805
First Citizens BancShares, Inc. — Class A	96	23,520
Janus Capital Group, Inc.	1,884	23,512
EverBank Financial Corp.	1,157	23,325
American Equity Investment Life Holding Co.	948	23,321
American Realty Capital Healthcare Trust, Inc.	2,138	23,283
Home BancShares, Inc.	692	22,711
Western Alliance Bancorporation*	953	22,681
New Residential Investment Corp.	3,564	22,453
Capitol Federal Financial, Inc.	1,808	21,985
Platinum Underwriters Holdings Ltd.	337	21,855
DuPont Fabros Technology, Inc.	809	21,811
Washington Real Estate Investment Trust	837	21,745
Symetra Financial Corp.	952	21,648
Kemper Corp.	583	21,489
CVB Financial Corp.	1,340	21,480
Potlatch Corp.	514	21,280
Trustmark Corp.	850	20,987
First Cash Financial Services, Inc.*	361	20,789
Altisource Portfolio Solutions S.A.*	180	20,624
Virtus Investment Partners, Inc.*	97	20,540
PennyMac Mortgage Investment Trust	934	20,492
Home Loan Servicing Solutions Ltd.	900	20,457
Redwood Trust, Inc.	1,048	20,405
St. Joe Co.*	798	20,293
PS Business Parks, Inc.	243	20,288
Acadia Realty Trust	721	20,254
Glimcher Realty Trust	1,830	19,819
ARMOUR Residential REIT, Inc.	4,512	19,537
Chesapeake Lodging Trust	635	19,196
Empire State Realty Trust, Inc. — Class A	1,163	19,190
Old National Bancorp	1,336	19,078
MB Financial, Inc.	696	18,827
Altisource Residential Corp.	719	18,716
Community Bank System, Inc.	516	18,679
CYS Investments, Inc.	2,052	18,509
Parkway Properties, Inc.	894	18,461
International Bancshares Corp.	683	18,441
Equity One, Inc.	781	18,424
South State Corp.	301	18,361
Hilltop Holdings, Inc.*	856	18,199
Hudson Pacific Properties, Inc.	703	17,814
Pinnacle Financial Partners, Inc.	451	17,805
Greenhill & Company, Inc.	360	17,730
Selective Insurance Group, Inc.	714	17,650
Westamerica Bancorporation	337	17,618

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Financials - 19.2% (continued)
Government Properties Income Trust	689	$17,494
Columbia Banking System, Inc.	659	17,338
Argo Group International Holdings Ltd.	335	17,122
LTC Properties, Inc.	438	17,100
Sabra Health Care REIT, Inc.	595	17,082
Hersha Hospitality Trust — Class A	2,533	16,996
Enstar Group Ltd.*	112	16,882
WisdomTree Investments, Inc.*	1,354	16,735
PHH Corp.*	723	16,615
FelCor Lodging Trust, Inc.	1,573	16,532
Pennsylvania Real Estate Investment Trust	872	16,411
BGC Partners, Inc. — Class A	2,195	16,331
First Midwest Bancorp, Inc.	950	16,179
Northwest Bancshares, Inc.	1,192	16,175
Horace Mann Educators Corp.	517	16,167
iStar Financial, Inc.*	1,070	16,029
BBCN Bancorp, Inc.	1,001	15,966
Capstead Mortgage Corp.	1,211	15,925
Altisource Asset Management Corp.*	22	15,907
Cash America International, Inc.	357	15,862
AmTrust Financial Services, Inc.	379	15,846
STAG Industrial, Inc.	655	15,727
National Penn Bancshares, Inc.	1,483	15,690
Montpelier Re Holdings Ltd.	491	15,687
Education Realty Trust, Inc.	1,451	15,584
American Assets Trust, Inc.	450	15,548
Ambac Financial Group, Inc.*	568	15,512
HFF, Inc. — Class A	415	15,434
Union Bankshares Corp.	584	14,980
Retail Opportunity Investments Corp.	949	14,928
Astoria Financial Corp.	1,099	14,782
Encore Capital Group, Inc.*	324	14,716
Ramco-Gershenson Properties Trust	865	14,376
Franklin Street Properties Corp.	1,134	14,266
Walter Investment Management Corp.*	475	14,146
Select Income REIT	465	13,783
ViewPoint Financial Group, Inc.	504	13,563
Boston Private Financial Holdings, Inc.	1,009	13,561
BofI Holding, Inc.*	183	13,445
NBT Bancorp, Inc.	556	13,355
Provident Financial Services, Inc.	761	13,181
Associated Estates Realty Corp.	726	13,083
American Capital Mortgage Investment Corp.	650	13,013
Starwood Waypoint Residential Trust*	489	12,817
Sterling Bancorp	1,059	12,708
Park National Corp.	163	12,584
First Financial Bancorp	729	12,546
Investors Real Estate Trust	1,350	12,434
Greenlight Capital Re Ltd. — Class A*	361	11,891
Independent Bank Corp.	307	11,783
Inland Real Estate Corp.	1,099	11,682
Renasant Corp.	393	11,425
Summit Hotel Properties, Inc.	1,077	11,416
Banco Latinoamericano de Comercio Exterior S.A. — Class E	374	11,096
Third Point Reinsurance Ltd.*	726	11,079
Nelnet, Inc. — Class A	266	11,020
First Commonwealth Financial Corp.	1,192	10,990
Piper Jaffray Cos.*	210	10,872
ICG Group, Inc.*	515	10,753
Essent Group Ltd.*	534	10,728
Credit Acceptance Corp.*	87	10,710
Chemical Financial Corp.	376	10,558
Cohen & Steers, Inc.	242	10,498
WesBanco, Inc.	337	10,460
OFG Bancorp	568	10,457
National Bank Holdings Corp. — Class A	523	10,429
United Community Banks, Inc.	628	10,280
Kite Realty Group Trust	1,665	10,223
Ashford Hospitality Trust, Inc.	879	10,144
First Potomac Realty Trust	746	9,788
First Merchants Corp.	462	9,767
AMERISAFE, Inc.	240	9,761
Banner Corp.	245	9,709
Eagle Bancorp, Inc.*	287	9,686
Apollo Commercial Real Estate Finance, Inc.	586	9,663
Infinity Property & Casualty Corp.	141	9,479
eHealth, Inc.*	246	9,340
S&T Bancorp, Inc.	374	9,294
Alexander's, Inc.	25	9,237
Resource Capital Corp.	1,636	9,211
Wilshire Bancorp, Inc.	886	9,099
City Holding Co.	201	9,069
United Financial Bancorp, Inc.	665	9,011
Tompkins Financial Corp.	187	9,010
Gramercy Property Trust, Inc.	1,480	8,954
New York Mortgage Trust, Inc.	1,146	8,950
Oritani Financial Corp.	580	8,926
Navigators Group, Inc.*	133	8,918
Northfield Bancorp, Inc.	680	8,915
CoreSite Realty Corp.	269	8,896
Stewart Information Services Corp.	277	8,590
RAIT Financial Trust	1,037	8,576
FXCM, Inc. — Class A	572	8,557
Safety Insurance Group, Inc.	165	8,478
Hanmi Financial Corp.	399	8,411
Forestar Group, Inc.*	440	8,400
Brookline Bancorp, Inc.	893	8,367
Anworth Mortgage Asset Corp.	1,615	8,333
Simmons First National Corp. — Class A	211	8,311

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Financials - 19.2% (continued)
Employers Holdings, Inc.	391	$8,281
Lakeland Financial Corp.	215	8,204
Excel Trust, Inc.	615	8,198
Terreno Realty Corp.	419	8,099
Rouse Properties, Inc.	468	8,007
Silver Bay Realty Trust Corp.	490	7,997
Springleaf Holdings, Inc.*	308	7,993
World Acceptance Corp.*,1	105	7,976
TrustCo Bank Corp. NY	1,193	7,969
WSFS Financial Corp.	108	7,956
KCG Holdings, Inc. — Class A*	667	7,924
Sandy Spring Bancorp, Inc.	316	7,872
Flushing Financial Corp.	383	7,871
National General Holdings Corp.	450	7,830
Investment Technology Group, Inc.*	458	7,731
United Fire Group, Inc.	263	7,711
Maiden Holdings Ltd.	631	7,629
Western Asset Mortgage Capital Corp.	536	7,595
American Residential Properties, Inc.*	403	7,556
EZCORP, Inc. — Class A*	654	7,554
Green Dot Corp. — Class A*	397	7,535
Cardinal Financial Corp.	401	7,402
Chatham Lodging Trust	338	7,402
Berkshire Hills Bancorp, Inc.	317	7,361
Capital Bank Financial Corp. — Class A*	308	7,272
First BanCorp*	1,326	7,213
GAMCO Investors, Inc. — Class A	86	7,142
Monmouth Real Estate Investment Corp. — Class A	709	7,118
Aviv REIT, Inc.	252	7,099
Winthrop Realty Trust	462	7,092
Campus Crest Communities, Inc.	815	7,058
Southside Bancshares, Inc.	243	7,037
Ameris Bancorp	318	6,856
Community Trust Bancorp, Inc.	200	6,844
PICO Holdings, Inc.*	288	6,843
AG Mortgage Investment Trust, Inc.	361	6,834
State Bank Financial Corp.	404	6,832
Washington Trust Bancorp, Inc.	184	6,766
National Western Life Insurance Co. — Class A	27	6,734
Apollo Residential Mortgage, Inc.	402	6,721
NMI Holdings, Inc. — Class A*	638	6,699
Universal Health Realty Income Trust	152	6,609
First NBC Bank Holding Co.*	196	6,568
Urstadt Biddle Properties, Inc. — Class A	314	6,556
Customers Bancorp, Inc.*	328	6,553
Dime Community Bancshares, Inc.	414	6,537
Independent Bank Group, Inc.	117	6,513
Arlington Asset Investment Corp. — Class A	237	6,477
Cedar Realty Trust, Inc.	1,006	6,288
First Interstate BancSystem, Inc. — Class A	231	6,279
Saul Centers, Inc.	129	6,269
Physicians Realty Trust	432	6,216
Getty Realty Corp.	325	6,201
Cowen Group, Inc. — Class A*	1,460	6,161
Dynex Capital, Inc.	689	6,098
Heritage Financial Corp.	376	6,050
CyrusOne, Inc.	240	5,976
Stock Yards Bancorp, Inc.	197	5,890
TowneBank	370	5,813
1st Source Corp.	189	5,787
Agree Realty Corp.	189	5,713
FBL Financial Group, Inc. — Class A	124	5,704
Tejon Ranch Co.*	175	5,633
Ashford Hospitality Prime, Inc.	325	5,577
Safeguard Scientifics, Inc.*	263	5,468
BancFirst Corp.	88	5,447
Westwood Holdings Group, Inc.	90	5,404
First Busey Corp.	914	5,310
Universal Insurance Holdings, Inc.	402	5,214
Rexford Industrial Realty, Inc.	366	5,212
Lakeland Bancorp, Inc.	481	5,189
CareTrust REIT, Inc.*	262	5,188
Bryn Mawr Bank Corp.	177	5,154
Centerstate Banks, Inc.	446	4,995
Bancorp, Inc.*	419	4,990
Beneficial Mutual Bancorp, Inc.*	367	4,977
CoBiz Financial, Inc.	455	4,900
Heartland Financial USA, Inc.	198	4,897
Waterstone Financial, Inc.	429	4,895
Trico Bancshares	208	4,813
Mercantile Bank Corp.	210	4,805
Taylor Capital Group, Inc.*	221	4,725
NewStar Financial, Inc.*	334	4,696
Flagstar Bancorp, Inc.*	257	4,652
Peoples Financial Services Corp.	90	4,625
Diamond Hill Investment Group, Inc.	36	4,598
Meadowbrook Insurance Group, Inc.	632	4,544
First Bancorp	247	4,532
AmREIT, Inc. — Class B	247	4,520
First Financial Corp.	140	4,507
State Auto Financial Corp.	192	4,499
Enterprise Financial Services Corp.	248	4,479
MainSource Financial Group, Inc.	259	4,468
Ares Commercial Real Estate Corp.	360	4,468
HCI Group, Inc.	110	4,466
OneBeacon Insurance Group Ltd. — Class A	287	4,460
German American Bancorp, Inc.	164	4,441

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Financials - 19.2% (continued)
BNC Bancorp	256	$4,370
Univest Corporation of Pennsylvania	210	4,347
QTS Realty Trust, Inc. — Class A	149	4,266
Southwest Bancorp, Inc.	249	4,248
Central Pacific Financial Corp.	214	4,248
Whitestone REIT — Class B	282	4,205
Great Southern Bancorp, Inc.	131	4,199
Banc of California, Inc.	385	4,197
HomeTrust Bancshares, Inc.*	266	4,195
Clifton Bancorp, Inc.	329	4,168
Citizens, Inc.*	561	4,151
Federal Agricultural Mortgage Corp. — Class C	132	4,103
Metro Bancorp, Inc.*	176	4,069
First of Long Island Corp.	104	4,064
RE/MAX Holdings, Inc. — Class A	137	4,054
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	282	4,044
Financial Institutions, Inc.	170	3,981
Ladenburg Thalmann Financial Services, Inc.*	1,258	3,963
Tristate Capital Holdings, Inc.*	280	3,956
International. FCStone, Inc.*	196	3,904
Federated National Holding Co.	150	3,825
Peoples Bancorp, Inc.	141	3,729
Independent Bank Corp.	289	3,719
Park Sterling Corp.	562	3,704
United Insurance Holdings Corp.	214	3,694
Phoenix Companies, Inc.*	75	3,629
Crawford & Co. — Class B	358	3,609
Camden National Corp.	93	3,605
Arrow Financial Corp.	138	3,580
Bank of Marin Bancorp	78	3,556
OmniAmerican Bancorp, Inc.	142	3,550
Gladstone Commercial Corp.	198	3,538
Bridge Bancorp, Inc.	147	3,527
Fidelity & Guaranty Life	147	3,519
HomeStreet, Inc.	190	3,490
Ladder Capital Corp. — Class A*	193	3,488
First Defiance Financial Corp.	121	3,473
NewBridge Bancorp*	427	3,442
Bank Mutual Corp.	593	3,439
Preferred Bank/Los Angeles CA*	145	3,428
One Liberty Properties, Inc.	159	3,393
FBR & Co.*	124	3,364
Yadkin Financial Corp.*	178	3,354
Hudson Valley Holding Corp.	185	3,339
First Connecticut Bancorp, Inc.	208	3,338
Meta Financial Group, Inc.	82	3,280
Stonegate Bank	130	3,276
Walker & Dunlop, Inc.*	231	3,259
GFI Group, Inc.	973	3,230
Bridge Capital Holdings*	133	3,220
West Bancorporation, Inc.	210	3,198
1st United Bancorp, Inc.	371	3,198
Peapack Gladstone Financial Corp.	150	3,182
Suffolk Bancorp*	142	3,168
Moelis & Co.*	94	3,159
Charter Financial Corp.	284	3,152
Pacific Continental Corp.	229	3,144
Talmer Bancorp, Inc. — Class A*	227	3,130
Manning & Napier, Inc. — Class A	177	3,055
Pacific Premier Bancorp, Inc.*	216	3,043
Citizens & Northern Corp.	156	3,040
First Community Bancshares, Inc.	212	3,038
CNB Financial Corp.	180	3,024
Oppenheimer Holdings, Inc. — Class A	126	3,023
Baldwin & Lyons, Inc. — Class B	113	2,931
CorEnergy Infrastructure Trust, Inc.	394	2,920
Republic Bancorp, Inc. — Class A	122	2,894
Calamos Asset Management, Inc. — Class A	214	2,865
OceanFirst Financial Corp.	173	2,865
Penns Woods Bancorp, Inc.	60	2,826
Center Bancorp, Inc.*	145	2,788
Owens Realty Mortgage, Inc.	143	2,781
Global Indemnity plc — Class A*	105	2,729
Meridian Interstate Bancorp, Inc.*	106	2,722
National Interstate Corp.	97	2,718
Seacoast Banking Corporation of Florida*	246	2,674
BankFinancial Corp.	239	2,667
SWS Group, Inc.*	366	2,664
Fidelity Southern Corp.	204	2,650
United Community Financial Corp.*	639	2,639
Franklin Financial Corp.*	121	2,626
National Bankshares, Inc.	85	2,626
Kearny Financial Corp.*	173	2,619
Bank of Kentucky Financial Corp.	74	2,574
Guaranty Bancorp	185	2,572
PennyMac Financial Services, Inc. — Class A*	168	2,552
Fox Chase Bancorp, Inc.	151	2,546
Marcus & Millichap, Inc.*	98	2,500
ConnectOne Bancorp, Inc.*	50	2,495
CU Bancorp*	130	2,479
Ames National Corp.	107	2,476
UMH Properties, Inc.	245	2,457
Horizon Bancorp	112	2,446
Stonegate Mortgage Corp.*	175	2,441
Sierra Bancorp	152	2,402
Territorial Bancorp, Inc.	115	2,401
Northrim BanCorp, Inc.	93	2,378
AV Homes, Inc.*	144	2,354
First Business Financial Services, Inc.	50	2,352
Consolidated-Tomoka Land Co.	51	2,341
Armada Hoffler Properties, Inc.	240	2,323
MidWestOne Financial Group, Inc.	96	2,303
Gain Capital Holdings, Inc.	290	2,282
Tree.com, Inc.*	76	2,215
Heritage Commerce Corp.	266	2,173
Sun Bancorp, Inc.*	541	2,169

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Financials - 19.2% (continued)
American National Bankshares, Inc.	98	$2,130
Atlas Financial Holdings, Inc.*	140	2,122
Heritage Oaks Bancorp*	278	2,121
Merchants Bancshares, Inc.	66	2,111
ESB Financial Corp.	163	2,109
MidSouth Bancorp, Inc.	106	2,108
CatchMark Timber Trust, Inc. — Class A	151	2,064
Cascade Bancorp*	396	2,063
First Bancorp, Inc.	118	2,060
Regional Management Corp.*	132	2,042
Consumer Portfolio Services, Inc.*	265	2,019
Capital City Bank Group, Inc.	137	1,991
First Financial Northwest, Inc.	183	1,989
EMC Insurance Group, Inc.	64	1,970
Kansas City Life Insurance Co.	43	1,956
Republic First Bancorp, Inc.*	388	1,956
Marlin Business Services Corp.	106	1,928
Hallmark Financial Services, Inc.*	175	1,881
Nicholas Financial, Inc.	131	1,881
BBX Capital Corp. — Class A*	104	1,872
Opus Bank*	64	1,860
Enterprise Bancorp, Inc.	89	1,836
Old Line Bancshares, Inc.	110	1,734
Trade Street Residential, Inc.	231	1,730
Century Bancorp, Inc. — Class A	48	1,696
Macatawa Bank Corp.	333	1,688
Pzena Investment Management, Inc. — Class A	149	1,663
JGWPT Holdings, Inc. — Class A*	146	1,644
Resource America, Inc. — Class A	175	1,636
Donegal Group, Inc. — Class A	105	1,607
VantageSouth Bancshares, Inc.*	270	1,607
CommunityOne Bancorp*	152	1,474
Independence Holding Co.	98	1,385
Heritage Insurance Holdings, Inc.*	90	1,369
Square 1 Financial, Inc. — Class A*	70	1,331
Silvercrest Asset Management Group, Inc. — Class A	74	1,274
RCS Capital Corp. — Class A	56	1,189
NASB Financial, Inc.	48	1,135
ServisFirst Bancshares, Inc.	10	864
Tiptree Financial, Inc.	98	853
Palmetto Bancshares, Inc.*	54	777
Hampton Roads Bankshares, Inc.*	426	737
CIFC Corp.	80	721
Total Financials		5,105,192
Information Technology - 14.9%
Aspen Technology, Inc.*	1,159	53,779
WEX, Inc.*	494	51,854
Ultimate Software Group, Inc.*	361	49,879
FEI Co.	532	48,269
Belden, Inc.	554	43,300
Cognex Corp.*	1,093	41,970
Synaptics, Inc.*	458	41,514
Tyler Technologies, Inc.*	421	38,399
SS&C Technologies Holdings, Inc.*	858	37,941
MAXIMUS, Inc.	855	36,783
Guidewire Software, Inc.*	854	34,724
RF Micro Devices, Inc.*	3,614	34,657
TriQuint Semiconductor, Inc.*	2,169	34,291
Anixter International, Inc.	341	34,123
Verint Systems, Inc.*	688	33,746
Cavium, Inc.*	671	33,321
Manhattan Associates, Inc.*	959	33,018
GT Advanced Technologies, Inc.*	1,726	32,104
Microsemi Corp.*	1,198	32,058
OpenTable, Inc.*	305	31,599
Hittite Microwave Corp.	401	31,258
Euronet Worldwide, Inc.*	647	31,211
Cornerstone OnDemand, Inc.*	673	30,972
Dealertrack Technologies, Inc.*	672	30,469
j2 Global, Inc.	598	30,415
ViaSat, Inc.*	524	30,370
CommVault Systems, Inc.*	594	29,207
Ciena Corp.*	1,323	28,656
Take-Two Interactive Software, Inc.*	1,257	27,956
Compuware Corp.	2,775	27,722
Convergys Corp.	1,286	27,572
Fair Isaac Corp.	429	27,353
Silicon Laboratories, Inc.*	547	26,940
ACI Worldwide, Inc.*	480	26,798
Littelfuse, Inc.	284	26,398
Electronics for Imaging, Inc.*	584	26,398
SYNNEX Corp.*	362	26,372
Mentor Graphics Corp.	1,219	26,294
Integrated Device Technology, Inc.*	1,689	26,112
Demandware, Inc.*	376	26,084
Plantronics, Inc.	537	25,803
Qlik Technologies, Inc.*	1,135	25,674
International Rectifier Corp.*	904	25,222
Fairchild Semiconductor International, Inc. — Class A*	1,583	24,695
InterDigital, Inc.	512	24,474
Intersil Corp. — Class A	1,629	24,354
Finisar Corp.*	1,229	24,273
Entegris, Inc.*	1,762	24,219
WebMD Health Corp. — Class A*	493	23,812
Aruba Networks, Inc.*	1,354	23,722
Sanmina Corp.*	1,037	23,622
Science Applications International Corp.	534	23,581
Sapient Corp.*	1,449	23,546
Power Integrations, Inc.	386	22,210
Semtech Corp.*	847	22,149
Trulia, Inc.*	463	21,937
Polycom, Inc.*	1,748	21,902
Cypress Semiconductor Corp.	1,990	21,711
Conversant, Inc.*	843	21,412
Envestnet, Inc.*	434	21,231
MKS Instruments, Inc.	679	21,212
CACI International, Inc. — Class A*	300	21,063

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Information Technology - 14.9% (continued)
Advent Software, Inc.	645	$21,008
Blackbaud, Inc.	587	20,979
Acxiom Corp.*	966	20,953
Monolithic Power Systems, Inc.	491	20,794
Coherent, Inc.*	313	20,711
Rambus, Inc.*	1,440	20,592
InvenSense, Inc. — Class A*	905	20,534
NetScout Systems, Inc.*	455	20,175
NeuStar, Inc. — Class A*	772	20,087
EVERTEC, Inc.	826	20,022
Itron, Inc.*	493	19,991
EPAM Systems, Inc.*	450	19,688
Cardtronics, Inc.*	559	19,051
Web.com Group, Inc.*	658	18,996
Veeco Instruments, Inc.*	505	18,816
Heartland Payment Systems, Inc.	455	18,751
Plexus Corp.*	433	18,745
TiVo, Inc.*	1,448	18,694
Blackhawk Network Holdings, Inc.*	660	18,625
Methode Electronics, Inc.	480	18,341
Proofpoint, Inc.*	477	17,868
Cirrus Logic, Inc.*	781	17,760
Measurement Specialties, Inc.*	204	17,558
Benchmark Electronics, Inc.*	686	17,479
Vistaprint N.V.*	423	17,115
Syntel, Inc.*	198	17,020
Ubiquiti Networks, Inc.*	376	16,991
iGATE Corp.*	466	16,958
OSI Systems, Inc.*	251	16,754
PMC-Sierra, Inc.*	2,190	16,666
Universal Display Corp.*	514	16,499
ADTRAN, Inc.	717	16,176
Spansion, Inc. — Class A*	765	16,119
Unisys Corp.*	649	16,056
Shutterstock, Inc.*	193	16,015
Insight Enterprises, Inc.*	520	15,985
NETGEAR, Inc.*	456	15,855
Synchronoss Technologies, Inc.*	450	15,732
Progress Software Corp.*	653	15,698
MicroStrategy, Inc. — Class A*	111	15,609
OmniVision Technologies, Inc.*	708	15,562
comScore, Inc.*	436	15,469
Fusion-io, Inc.*	1,368	15,458
FleetMatics Group plc*	474	15,329
Rogers Corp.*	231	15,327
Tessera Technologies, Inc.	678	14,970
Bankrate, Inc.*	847	14,856
RealPage, Inc.*,1	660	14,837
Bottomline Technologies de, Inc.*	494	14,780
Infinera Corp.*	1,545	14,214
LogMeIn, Inc.*	303	14,126
Monotype Imaging Holdings, Inc.	501	14,113
ScanSource, Inc.*	364	13,861
Gogo, Inc.*	706	13,809
Cray, Inc.*	516	13,726
Cabot Microelectronics Corp.*	301	13,440
SPS Commerce, Inc.*	209	13,207
Diodes, Inc.*	455	13,177
NIC, Inc.	823	13,045
MTS Systems Corp.	192	13,010
Constant Contact, Inc.*	401	12,876
Lattice Semiconductor Corp.*	1,485	12,251
ExlService Holdings, Inc.*	413	12,163
Amkor Technology, Inc.*	1,079	12,063
Virtusa Corp.*	325	11,635
Interactive Intelligence Group, Inc.*	206	11,563
Ambarella, Inc.*	367	11,443
Sonus Networks, Inc.*	3,105	11,147
CSG Systems International, Inc.	426	11,123
Ellie Mae, Inc.*	357	11,113
QLogic Corp.*	1,099	11,089
Super Micro Computer, Inc.*	433	10,942
Sykes Enterprises, Inc.*	494	10,735
Applied Micro Circuits Corp.*	982	10,615
FARO Technologies, Inc.*	216	10,610
Xoom Corp.*	390	10,280
Blucora, Inc.*	540	10,190
Advanced Energy Industries, Inc.*	519	9,991
CalAmp Corp.*	454	9,834
Ruckus Wireless, Inc.*	818	9,742
BroadSoft, Inc.*	365	9,632
II-VI, Inc.*	659	9,529
Pegasystems, Inc.	449	9,483
Badger Meter, Inc.	180	9,477
VirnetX Holding Corp.*,1	536	9,439
Marketo, Inc.*	322	9,364
Newport Corp.*	502	9,287
AVG Technologies N.V.*	452	9,099
Brooks Automation, Inc.	840	9,047
Fabrinet*	439	9,043
Infoblox, Inc.*	685	9,008
Harmonic, Inc.*	1,195	8,915
ManTech International Corp. — Class A	298	8,797
Perficient, Inc.*	444	8,645
Rofin-Sinar Technologies, Inc.*	356	8,558
Ixia*	727	8,310
PDF Solutions, Inc.*	391	8,297
CTS Corp.	431	8,060
Kofax Ltd.*	933	8,024
PROS Holdings, Inc.*	301	7,958
Ultratech, Inc.*	356	7,896
Monster Worldwide, Inc.*	1,152	7,534
Comverse, Inc.*	282	7,524
Park Electrochemical Corp.	266	7,504
Tangoe, Inc.*	493	7,425
Global Cash Access Holdings, Inc.*	834	7,423
Rocket Fuel, Inc.*	237	7,368
Move, Inc.*	497	7,351
Imperva, Inc.*	280	7,330
Checkpoint Systems, Inc.*	522	7,303
Comtech Telecommunications Corp.	195	7,279
Cass Information Systems, Inc.	147	7,274
ChannelAdvisor Corp.*	265	6,985

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Information Technology - 14.9% (continued)
LivePerson, Inc.*	680	$6,902
Callidus Software, Inc.*	578	6,901
Photronics, Inc.*	784	6,742
Cvent, Inc.*	229	6,662
Qualys, Inc.*	257	6,597
Angie's List, Inc.*	552	6,591
RealD, Inc.*	508	6,482
TeleTech Holdings, Inc.*	221	6,407
EnerNOC, Inc.*	338	6,405
Digital River, Inc.*	412	6,357
Micrel, Inc.	561	6,328
SciQuest, Inc.*	346	6,121
Global Eagle Entertainment, Inc.*	488	6,051
E2open, Inc.*	292	6,036
Inphi Corp.*	401	5,887
Stamps.com, Inc.*	174	5,862
Gigamon, Inc.*	306	5,857
FormFactor, Inc.*	701	5,832
Silver Spring Networks, Inc.*	437	5,825
Endurance International Group Holdings, Inc.*	378	5,780
Daktronics, Inc.	481	5,734
Maxwell Technologies, Inc.*	377	5,704
Emulex Corp.*	1,000	5,700
Glu Mobile, Inc.*	1,136	5,680
Exar Corp.*	501	5,661
Integrated Silicon Solution, Inc.*	382	5,642
Xcerra Corp.*	614	5,587
TTM Technologies, Inc.*	679	5,568
Ebix, Inc.	389	5,567
Epiq Systems, Inc.	396	5,564
Nanometrics, Inc.*	302	5,512
Textura Corp.*	232	5,484
Eastman Kodak Co.*	223	5,457
MoneyGram International, Inc.*	370	5,450
Extreme Networks, Inc.*	1,226	5,443
Liquidity Services, Inc.*	343	5,406
Forrester Research, Inc.	141	5,341
ShoreTel, Inc.*	789	5,144
Marchex, Inc. — Class B	418	5,024
ServiceSource International, Inc.*	866	5,023
Silicon Image, Inc.*	991	4,995
Bazaarvoice, Inc.*	630	4,971
GSI Group, Inc.*	385	4,901
CIBER, Inc.*	978	4,831
Lionbridge Technologies, Inc.*	813	4,829
Internap Network Services Corp.*	682	4,808
EarthLink Holdings Corp.	1,290	4,799
Mercury Systems, Inc.*	422	4,785
Millennial Media, Inc.*	952	4,750
Black Box Corp.	198	4,641
Immersion Corp.*	361	4,592
Jive Software, Inc.*	537	4,570
Applied Optoelectronics, Inc.*	194	4,501
Violin Memory, Inc.*	1,015	4,496
Intralinks Holdings, Inc.*	492	4,374
Brightcove, Inc.*	409	4,311
VASCO Data Security International, Inc.*	369	4,280
Calix, Inc.*	523	4,278
Silicon Graphics International Corp.*	434	4,175
Rudolph Technologies, Inc.*	422	4,169
GrubHub, Inc.*	117	4,143
XO Group, Inc.*	337	4,118
Oplink Communications, Inc.*	237	4,022
CEVA, Inc.*	269	3,973
ePlus, Inc.*	68	3,958
Marin Software, Inc.*	335	3,943
DTS, Inc.*	212	3,903
IXYS Corp.	306	3,770
Dice Holdings, Inc.*	494	3,759
Entropic Communications, Inc.*	1,126	3,750
Nimble Storage, Inc.*	120	3,686
Wix.com Ltd.*	184	3,651
QuickLogic Corp.*	698	3,609
MaxLinear, Inc. — Class A*	356	3,585
Dot Hill Systems Corp.*	760	3,572
Bel Fuse, Inc. — Class B	137	3,517
Luxoft Holding, Inc.*	96	3,462
Rally Software Development Corp.*	316	3,441
Cohu, Inc.	319	3,413
NVE Corp.*	61	3,391
Electro Rent Corp.	202	3,379
Quantum Corp.*	2,770	3,379
Seachange International, Inc.*	416	3,332
PLX Technology, Inc.*	515	3,332
Ultra Clean Holdings, Inc.*	368	3,330
M/A-COM Technology Solutions Holdings, Inc.*	148	3,327
KEMET Corp.*	574	3,301
Barracuda Networks, Inc.*	104	3,226
Computer Task Group, Inc.	190	3,127
Vringo, Inc.*	904	3,092
American Software, Inc. — Class A	307	3,033
Digi International, Inc.*	321	3,024
Mesa Laboratories, Inc.	36	3,023
Control4 Corp.*	151	2,954
Digimarc Corp.	88	2,869
Rubicon Technology, Inc.*	326	2,853
Benefitfocus, Inc.*	61	2,819
Axcelis Technologies, Inc.*	1,407	2,814
Alliance Fiber Optic Products, Inc.	155	2,806
Actuate Corp.*	585	2,790
Unwired Planet, Inc.*	1,238	2,761
Kopin Corp.*	836	2,725
Carbonite, Inc.*	225	2,693
Model N, Inc.*	243	2,685
Demand Media, Inc.*	555	2,675
Procera Networks, Inc.*	263	2,654
KVH Industries, Inc.*	203	2,645
Vishay Precision Group, Inc.*	160	2,634
PC Connection, Inc.	126	2,606
Aeroflex Holding Corp.*	248	2,604

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Information Technology - 14.9% (continued)
Oclaro, Inc.*	1,182	$2,600
Rosetta Stone, Inc.*	267	2,595
Agilysys, Inc.*	183	2,577
Alpha & Omega Semiconductor Ltd.*	276	2,559
Zix Corp.*	744	2,544
Clearfield, Inc.*	150	2,519
Pericom Semiconductor Corp.*	278	2,513
Intevac, Inc.*	310	2,483
Datalink Corp.*	247	2,470
PRGX Global, Inc.*	384	2,454
Sapiens International Corporation N.V.*	304	2,432
QuinStreet, Inc.*	440	2,424
Zendesk, Inc.*	139	2,416
Cinedigm Corp. — Class A*	970	2,415
Peregrine Semiconductor Corp.*	350	2,401
Tessco Technologies, Inc.	75	2,380
Limelight Networks, Inc.*	765	2,341
DSP Group, Inc.*	275	2,335
Speed Commerce, Inc.*	620	2,319
Reis, Inc.	106	2,234
RealNetworks, Inc.*	290	2,213
Audience, Inc.*	184	2,201
Cascade Microtech, Inc.*	160	2,186
CUI Global, Inc.*	259	2,176
A10 Networks, Inc.*	160	2,128
Tremor Video, Inc.*	446	2,105
Vitesse Semiconductor Corp.*	608	2,098
Numerex Corp. — Class A*	181	2,080
Electro Scientific Industries, Inc.	304	2,070
Guidance Software, Inc.*	226	2,061
Information Services Group, Inc.*	420	2,020
TeleCommunication Systems, Inc. — Class A*	610	2,007
Telenav, Inc.*	347	1,974
Varonis Systems, Inc.*	68	1,973
TechTarget, Inc.*	217	1,914
Hackett Group, Inc.	317	1,892
Amber Road, Inc.*	117	1,887
GTT Communications, Inc.*	182	1,858
Q2 Holdings, Inc.*	130	1,854
OPOWER, Inc.*	97	1,828
Mavenir Systems, Inc.*	120	1,818
ParkerVision, Inc.*,1	1,227	1,816
Travelzoo, Inc.*	92	1,780
Everyday Health, Inc.*	96	1,774
ModusLink Global Solutions, Inc.*	464	1,735
QAD, Inc. — Class A	81	1,727
Higher One Holdings, Inc.*	437	1,665
TrueCar, Inc.*	97	1,434
Cyan, Inc.*	350	1,411
Park City Group, Inc.*	123	1,339
YuMe, Inc.*	226	1,333
Multi-Fineline Electronix, Inc.*	119	1,314
Rubicon Project, Inc. (The)*	99	1,271
Borderfree, Inc.*	70	1,160
Paycom Software, Inc.*	77	1,123
Five9, Inc.*	156	1,123
Care.com, Inc.*	79	1,000
Aerohive Networks, Inc.*	120	986
Viasystems Group, Inc.*	77	839
Covisint Corp.*	94	457
Total Information Technology		3,970,236
Industrials - 11.7%
Teledyne Technologies, Inc.*	473	45,962
Esterline Technologies Corp.*	398	45,818
HEICO Corp.	845	43,889
Generac Holdings, Inc.*	869	42,354
Woodward, Inc.	841	42,200
Moog, Inc. — Class A*	559	40,746
EnerSys	589	40,517
Curtiss-Wright Corp.	614	40,254
CLARCOR, Inc.	638	39,459
EMCOR Group, Inc.	848	37,762
Deluxe Corp.	631	36,964
JetBlue Airways Corp.*	3,140	34,069
Watsco, Inc.	329	33,807
Chart Industries, Inc.*	386	31,937
Actuant Corp. — Class A	900	31,113
Civeo Corp.*	1,190	29,785
Corporate Executive Board Co.	431	29,402
Mobile Mini, Inc.	585	28,016
Harsco Corp.	1,020	27,163
Polypore International, Inc.*	569	27,158
Swift Transportation Co. — Class A*	1,073	27,072
Applied Industrial Technologies, Inc.	524	26,583
Rexnord Corp.*	944	26,574
DigitalGlobe, Inc.*	953	26,493
Barnes Group, Inc.	680	26,207
Healthcare Services Group, Inc.	887	26,113
Hillenbrand, Inc.	791	25,802
On Assignment, Inc.*	692	24,615
Franklin Electric Company, Inc.	602	24,279
MasTec, Inc.*	785	24,194
Advisory Board Co.*	462	23,932
Proto Labs, Inc.*	286	23,429
Hub Group, Inc. — Class A*	461	23,235
Orbital Sciences Corp.*	766	22,635
Tetra Tech, Inc.	819	22,522
Herman Miller, Inc.	744	22,498
Watts Water Technologies, Inc. — Class A	363	22,408
HNI Corp.	569	22,254
TriMas Corp.*	571	21,772
MSA Safety, Inc.	377	21,670
WageWorks, Inc.*	445	21,453
Huron Consulting Group, Inc.*	301	21,317
Allegiant Travel Co. — Class A	179	21,081
EnPro Industries, Inc.*	287	20,997
Mueller Industries, Inc.	712	20,940
Masonite International Corp.*	370	20,815
Beacon Roofing Supply, Inc.*	619	20,501
United Stationers, Inc.	494	20,486
Greenbrier Companies, Inc.*	345	19,871
FTI Consulting, Inc.*	519	19,629

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Industrials - 11.7% (continued)
UniFirst Corp.	185	$19,610
TAL International Group, Inc.	435	19,297
Simpson Manufacturing Company, Inc.	527	19,162
ABM Industries, Inc.	708	19,101
Forward Air Corp.	397	18,997
RBC Bearings, Inc.	296	18,959
XPO Logistics, Inc.*	662	18,946
Korn/Ferry International*	626	18,386
Brady Corp. — Class A	610	18,221
Tennant Co.	236	18,012
Knight Transportation, Inc.	752	17,875
Granite Construction, Inc.	490	17,630
Mueller Water Products, Inc. — Class A	2,017	17,427
Brink's Co.	615	17,355
CIRCOR International, Inc.	223	17,200
Meritor, Inc.*	1,235	16,104
General Cable Corp.	618	15,858
Interface, Inc. — Class A	840	15,826
Steelcase, Inc. — Class A	1,043	15,781
GrafTech International Ltd.*	1,482	15,502
Raven Industries, Inc.	465	15,410
Scorpio Bulkers, Inc.*	1,698	15,112
AZZ, Inc.	325	14,976
Rush Enterprises, Inc. — Class A*	431	14,943
Werner Enterprises, Inc.	562	14,899
Tutor Perini Corp.*	469	14,886
Kaman Corp.	345	14,742
Heartland Express, Inc.	689	14,703
Matson, Inc.	544	14,601
TrueBlue, Inc.*	527	14,529
H&E Equipment Services, Inc.*	399	14,500
Aircastle Ltd.	814	14,465
ArcBest Corp.	332	14,445
GenCorp, Inc.*	753	14,382
Primoris Services Corp.	482	13,901
Lindsay Corp.	164	13,853
AAR Corp.	497	13,697
Saia, Inc.*	310	13,618
Albany International Corp. — Class A	358	13,590
Dycom Industries, Inc.*	429	13,432
Wesco Aircraft Holdings, Inc.*	666	13,293
West Corp.	493	13,212
US Ecology, Inc.	268	13,119
G&K Services, Inc. — Class A	251	13,070
Encore Wire Corp.	263	12,898
DXP Enterprises, Inc.*	168	12,691
Apogee Enterprises, Inc.	364	12,689
Wabash National Corp.*	875	12,469
Exponent, Inc.	168	12,450
Altra Industrial Motion Corp.	340	12,373
Trex Company, Inc.*	428	12,335
Universal Forest Products, Inc.	253	12,212
McGrath RentCorp	329	12,091
Standex International Corp.	162	12,066
AAON, Inc.	358	12,000
UTI Worldwide, Inc.	1,160	11,994
Briggs & Stratton Corp.	586	11,990
RPX Corp.*	670	11,893
Sun Hydraulics Corp.	290	11,774
Atlas Air Worldwide Holdings, Inc.*	319	11,755
Cubic Corp.	262	11,662
Federal Signal Corp.	795	11,647
Hyster-Yale Materials Handling, Inc.	131	11,599
ESCO Technologies, Inc.	331	11,466
John Bean Technologies Corp.	364	11,280
Acacia Research Corp.	632	11,218
YRC Worldwide, Inc.*	399	11,216
Aegion Corp. — Class A*	481	11,193
Astronics Corp.*	198	11,177
Navigant Consulting, Inc.*	626	10,924
Astec Industries, Inc.	244	10,707
Thermon Group Holdings, Inc.*	406	10,686
Nortek, Inc.*	119	10,681
Team, Inc.*	260	10,665
Knoll, Inc.	614	10,641
Textainer Group Holdings Ltd.	269	10,389
Navios Maritime Holdings, Inc.	1,000	10,120
Plug Power, Inc.*	2,110	9,875
Roadrunner Transportation Systems, Inc.*	348	9,779
Insperity, Inc.	287	9,471
Titan International, Inc.	552	9,285
ACCO Brands Corp.*	1,445	9,262
Taser International, Inc.*	685	9,111
ICF International, Inc.*	251	8,875
Blount International, Inc.*	622	8,776
Gorman-Rupp Co.	243	8,595
Engility Holdings, Inc.*	222	8,494
Quanex Building Products Corp.	473	8,453
SkyWest, Inc.	649	7,931
American Railcar Industries, Inc.	117	7,929
Hawaiian Holdings, Inc.*	568	7,787
Quad/Graphics, Inc.	347	7,762
Comfort Systems USA, Inc.	476	7,521
Aerovironment, Inc.*	236	7,505
Kforce, Inc.	344	7,448
Powell Industries, Inc.	112	7,323
Kimball International, Inc. — Class B	433	7,240
LB Foster Co. — Class A	131	7,090
American Science & Engineering, Inc.	100	6,959
MYR Group, Inc.*	274	6,940
NCI Building Systems, Inc.*	352	6,839
Marten Transport Ltd.	305	6,817
Republic Airways Holdings, Inc.*	627	6,797
Columbus McKinnon Corp.	250	6,763
FuelCell Energy, Inc.*,1	2,796	6,710
Aceto Corp.	367	6,657
Park-Ohio Holdings Corp.	114	6,625
Resources Connection, Inc.	494	6,476

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Industrials - 11.7% (continued)
Capstone Turbine Corp.*	4,152	$6,270
Griffon Corp.	502	6,225
Multi-Color Corp.	155	6,202
Viad Corp.	258	6,151
Gibraltar Industries, Inc.*	392	6,080
Great Lakes Dredge & Dock Corp.*	754	6,024
Knightsbridge Tankers Ltd.	423	6,002
Kelly Services, Inc. — Class A	344	5,906
Argan, Inc.	158	5,892
Lydall, Inc.*	213	5,830
NN, Inc.	224	5,730
Celadon Group, Inc.	268	5,714
Kadant, Inc.	146	5,614
Echo Global Logistics, Inc.*	291	5,578
Furmanite Corp.*	475	5,529
Air Transport Services Group, Inc.*	658	5,507
Quality Distribution, Inc.*	355	5,275
KEYW Holding Corp.*,1	413	5,191
Ennis, Inc.	334	5,097
PGT, Inc.*	599	5,074
Patrick Industries, Inc.*	108	5,032
American Woodmark Corp.*	156	4,972
Mistras Group, Inc.*	202	4,953
Douglas Dynamics, Inc.	280	4,934
Alamo Group, Inc.	89	4,814
GP Strategies Corp.*	186	4,814
Safe Bulkers, Inc.	490	4,782
CAI International, Inc.*	217	4,776
Graham Corp.	137	4,769
CBIZ, Inc.*	528	4,768
ExOne Co.*	120	4,754
Northwest Pipe Co.*	117	4,719
TriNet Group, Inc.*	196	4,718
Global Brass & Copper Holdings, Inc.	272	4,597
Insteel Industries, Inc.	233	4,578
Kratos Defense & Security Solutions, Inc.*	563	4,391
National Presto Industries, Inc.	60	4,370
Builders FirstSource, Inc.*	579	4,331
Heidrick & Struggles International, Inc.	232	4,292
Barrett Business Services, Inc.	89	4,183
SP Plus Corp.*	195	4,171
CECO Environmental Corp.	266	4,147
Power Solutions International, Inc.*	56	4,030
Performant Financial Corp.*	379	3,828
Dynamic Materials Corp.	172	3,806
InnerWorkings, Inc.*	442	3,757
FreightCar America, Inc.	150	3,756
Orion Marine Group, Inc.*	345	3,736
Baltic Trading Ltd.	617	3,690
Pendrell Corp.*	2,075	3,652
Ducommun, Inc.*	139	3,632
Stock Building Supply Holdings, Inc.*	184	3,630
Titan Machinery, Inc.*	218	3,588
Sparton Corp.*	128	3,551
Twin Disc, Inc.	105	3,470
Global Power Equipment Group, Inc.	214	3,458
VSE Corp.	49	3,446
Commercial Vehicle Group, Inc.*	336	3,373
Layne Christensen Co.*	249	3,312
Schawk, Inc. — Class A	151	3,074
Pike Corp.*	342	3,064
Miller Industries, Inc.	148	3,046
ARC Document Solutions, Inc.*	519	3,041
CRA International, Inc.*	127	2,927
Manitex International, Inc.*	180	2,923
Patriot Transportation Holding, Inc.*	81	2,833
Houston Wire & Cable Co.	225	2,792
Franklin Covey Co.*	138	2,778
PowerSecure International, Inc.*	285	2,776
Ply Gem Holdings, Inc.*	265	2,677
Cenveo, Inc.*	699	2,593
CDI Corp.	174	2,507
Casella Waste Systems, Inc. — Class A*	489	2,450
Energy Recovery, Inc.*	489	2,406
Accuride Corp.*	489	2,391
Paylocity Holding Corp.*	110	2,379
Heritage-Crystal Clean, Inc.*	117	2,297
Universal Truckload Services, Inc.	90	2,282
Sterling Construction Company, Inc.*	242	2,270
Continental Building Products, Inc.*	145	2,233
Hurco Companies, Inc.	78	2,200
LSI Industries, Inc.	268	2,139
Enphase Energy, Inc.*	234	2,001
Xerium Technologies, Inc.*	141	1,968
Hill International, Inc.*	309	1,925
Preformed Line Products Co.	34	1,830
Vicor Corp.*	213	1,785
LMI Aerospace, Inc.*	135	1,766
Ameresco, Inc. — Class A*	250	1,758
International Shipholding Corp.	75	1,719
USA Truck, Inc.*	74	1,376
Norcraft Companies, Inc.*	94	1,345
PAM Transportation Services, Inc.*	48	1,342
General Finance Corp.*	140	1,330
Erickson, Inc.*	76	1,235
Revolution Lighting Technologies, Inc.*	412	948
SIFCO Industries, Inc.	30	936
Quest Resource Holding Corp.*	170	886
Ultrapetrol Bahamas Ltd.*	275	817
NL Industries, Inc.	83	771
Omega Flex, Inc.	38	746
Corporate Resource Services, Inc.*	220	656
ARC Group Worldwide, Inc.*	40	608
Total Industrials		3,108,722

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Health Care - 11.1%
InterMune, Inc.*	1,253	$55,319
Isis Pharmaceuticals, Inc.*	1,484	51,123
NPS Pharmaceuticals, Inc.*	1,341	44,319
Team Health Holdings, Inc.*	887	44,296
Cepheid*	875	41,947
WellCare Health Plans, Inc.*	559	41,734
Pacira Pharmaceuticals, Inc.*	450	41,336
HealthSouth Corp.	1,113	39,924
STERIS Corp.	742	39,683
DexCom, Inc.*	959	38,034
PAREXEL International Corp.*	715	37,780
West Pharmaceutical Services, Inc.	894	37,709
Idenix Pharmaceuticals, Inc.*	1,483	35,739
MannKind Corp.*,1	2,879	31,639
Theravance, Inc.*	1,040	30,970
Medidata Solutions, Inc.*	689	29,496
Insulet Corp.*	701	27,809
Synageva BioPharma Corp.*	265	27,771
Owens & Minor, Inc.	798	27,116
Impax Laboratories, Inc.*	884	26,510
Akorn, Inc.*	786	26,134
Air Methods Corp.*	490	25,308
Thoratec Corp.*	714	24,890
Medicines Co.*	816	23,712
MWI Veterinary Supply, Inc.*	164	23,286
Ironwood Pharmaceuticals, Inc. — Class A*	1,508	23,118
Haemonetics Corp.*	655	23,108
HMS Holdings Corp.*	1,106	22,572
ACADIA Pharmaceuticals, Inc.*	999	22,567
Prestige Brands Holdings, Inc.*	651	22,062
OPKO Health, Inc.*,1	2,482	21,941
Magellan Health, Inc.*	348	21,660
Cyberonics, Inc.*	336	20,987
Acadia Healthcare Company, Inc.*	461	20,976
NuVasive, Inc.*	584	20,773
Chemed Corp.	221	20,712
Nektar Therapeutics*	1,599	20,499
Wright Medical Group, Inc.*	639	20,065
Globus Medical, Inc. — Class A*	829	19,830
PDL BioPharma, Inc.	2,028	19,631
Puma Biotechnology, Inc.*	296	19,536
Amsurg Corp. — Class A*	410	18,684
HeartWare International, Inc.*	211	18,674
Neogen Corp.*	459	18,576
Celldex Therapeutics, Inc.*	1,124	18,344
Keryx Biopharmaceuticals, Inc.*	1,159	17,825
Exact Sciences Corp.*	1,046	17,813
MedAssets, Inc.*	773	17,655
Acorda Therapeutics, Inc.*	521	17,563
Molina Healthcare, Inc.*	385	17,183
Dyax Corp.*	1,716	16,474
Lannett Company, Inc.*	330	16,375
Arena Pharmaceuticals, Inc.*	2,779	16,285
Ligand Pharmaceuticals, Inc. — Class B*	260	16,195
Kindred Healthcare, Inc.	690	15,939
Select Medical Holdings Corp.	998	15,569
Greatbatch, Inc.*	316	15,503
Cantel Medical Corp.	421	15,417
Sarepta Therapeutics, Inc.*	516	15,372
CONMED Corp.	342	15,099
Emeritus Corp.*	473	14,970
Integra LifeSciences Holdings Corp.*	317	14,918
Masimo Corp.*	614	14,490
Neurocrine Biosciences, Inc.*	960	14,246
ExamWorks Group, Inc.*	442	14,025
Hanger, Inc.*	445	13,995
Portola Pharmaceuticals, Inc.*	467	13,627
ARIAD Pharmaceuticals, Inc.*	2,089	13,307
Omnicell, Inc.*	458	13,149
Sangamo BioSciences, Inc.*	859	13,117
Horizon Pharma, Inc.*	823	13,020
Halozyme Therapeutics, Inc.*	1,312	12,963
ImmunoGen, Inc.*	1,086	12,869
Clovis Oncology, Inc.*	309	12,796
Auxilium Pharmaceuticals, Inc.*	635	12,738
ABIOMED, Inc.*	503	12,645
Abaxis, Inc.	283	12,540
Endologix, Inc.*	813	12,366
Novavax, Inc.*	2,643	12,211
Analogic Corp.	156	12,205
Spectranetics Corp.*	528	12,081
Aegerion Pharmaceuticals, Inc.*	370	11,873
Volcano Corp.*	651	11,464
Intrexon Corp.*	455	11,434
AVANIR Pharmaceuticals, Inc. — Class A*	2,015	11,365
NxStage Medical, Inc.*	784	11,266
BioCryst Pharmaceuticals, Inc.*	880	11,220
PharMerica Corp.*	378	10,807
Cardiovascular Systems, Inc.*	345	10,750
Meridian Bioscience, Inc.	520	10,733
Tornier N.V.*	448	10,474
Fluidigm Corp.*	353	10,378
ICU Medical, Inc.*	170	10,338
Depomed, Inc.*	733	10,189
Natus Medical, Inc.*	404	10,157
Quality Systems, Inc.	630	10,112
Insmed, Inc.*	505	10,090
IPC The Hospitalist Company, Inc.*	215	9,507
Arrowhead Research Corp.*	660	9,445
Theravance Biopharma, Inc.*	294	9,373
Furiex Pharmaceuticals, Inc.*	88	9,344
Bluebird Bio, Inc.*	242	9,334
Bio-Reference Labs, Inc.*	308	9,308
Raptor Pharmaceutical Corp.*	802	9,263
Computer Programs & Systems, Inc.	145	9,222
Achillion Pharmaceuticals, Inc.*	1,218	9,220
Repligen Corp.*	402	9,162
Orexigen Therapeutics, Inc.*	1,470	9,085
Merrimack Pharmaceuticals, Inc.*	1,241	9,047

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Health Care - 11.1% (continued)
Capital Senior Living Corp.*	362	$8,630
KYTHERA Biopharmaceuticals, Inc.*	224	8,595
Orthofix International N.V.*	236	8,555
Accuray, Inc.*	970	8,536
Anika Therapeutics, Inc.*	182	8,432
Receptos, Inc.*	196	8,350
MiMedx Group, Inc.*	1,177	8,345
Exelixis, Inc.*,1	2,454	8,319
Emergent Biosolutions, Inc.*	369	8,288
Inovio Pharmaceuticals, Inc.*	760	8,216
Merit Medical Systems, Inc.*	544	8,214
Affymetrix, Inc.*	918	8,179
Ensign Group, Inc.	262	8,143
Staar Surgical Co.*	484	8,131
Luminex Corp.*	473	8,112
Cambrex Corp.*	389	8,052
Quidel Corp.*,1	364	8,048
Agios Pharmaceuticals, Inc.*	172	7,881
Infinity Pharmaceuticals, Inc.*	616	7,848
Ophthotech Corp.*	182	7,700
TESARO, Inc.*	247	7,684
PTC Therapeutics, Inc.*	284	7,424
Invacare Corp.	404	7,421
Chimerix, Inc.*	338	7,416
Anacor Pharmaceuticals, Inc.*	418	7,411
Accelerate Diagnostics, Inc.*	284	7,384
National Healthcare Corp.	131	7,374
Omeros Corp.*,1	423	7,360
Karyopharm Therapeutics, Inc.*	158	7,355
Momenta Pharmaceuticals, Inc.*	608	7,345
AMN Healthcare Services, Inc.*	592	7,282
Array BioPharma, Inc.*	1,593	7,264
BioScrip, Inc.*	870	7,256
Acceleron Pharma, Inc.*	213	7,236
GenMark Diagnostics, Inc.*	529	7,157
Sagent Pharmaceuticals, Inc.*	275	7,112
Healthways, Inc.*	402	7,051
Vanda Pharmaceuticals, Inc.*	431	6,974
Spectrum Pharmaceuticals, Inc.*	827	6,724
Organovo Holdings, Inc.*	792	6,613
NewLink Genetics Corp.*	247	6,558
CorVel Corp.*	144	6,506
HealthStream, Inc.*	267	6,488
Geron Corp.*	1,977	6,346
BioDelivery Sciences International, Inc.*	523	6,313
AtriCure, Inc.*	343	6,304
Prothena Corporation plc*	277	6,246
Rockwell Medical, Inc.*,1	519	6,223
OraSure Technologies, Inc.*	708	6,096
Albany Molecular Research, Inc.*	301	6,056
VIVUS, Inc.*	1,134	6,033
Cynosure, Inc. — Class A*	279	5,929
Gentiva Health Services, Inc.*	393	5,919
Triple-S Management Corp. — Class B*	327	5,863
Amedisys, Inc.*	344	5,759
Enanta Pharmaceuticals, Inc.*	133	5,728
Sequenom, Inc.*	1,474	5,704
AMAG Pharmaceuticals, Inc.*	274	5,677
Genomic Health, Inc.*	207	5,672
TherapeuticsMD, Inc.*	1,270	5,613
Zeltiq Aesthetics, Inc.*	363	5,514
MacroGenics, Inc.*	253	5,498
Dynavax Technologies Corp.*	3,317	5,307
LDR Holding Corp.*	211	5,277
Relypsa, Inc.*	216	5,253
US Physical Therapy, Inc.	153	5,231
Atrion Corp.	16	5,216
Providence Service Corp.*	141	5,159
Repros Therapeutics, Inc.*	294	5,086
AngioDynamics, Inc.*	310	5,062
Aratana Therapeutics, Inc.*	320	4,995
Epizyme, Inc.*	160	4,979
Landauer, Inc.	117	4,914
XOMA Corp.*	1,055	4,842
Synergy Pharmaceuticals, Inc.*,1	1,189	4,839
Foundation Medicine, Inc.*	178	4,799
CTI BioPharma Corp.*	1,693	4,757
Vascular Solutions, Inc.*	213	4,726
Surgical Care Affiliates, Inc.*	161	4,682
Lexicon Pharmaceuticals, Inc.*	2,886	4,646
Dendreon Corp.*,1	2,017	4,639
Hyperion Therapeutics, Inc.*	175	4,568
Galena Biopharma, Inc.*,1	1,491	4,562
Universal American Corp.	541	4,507
Pacific Biosciences of California, Inc.*	726	4,487
Ampio Pharmaceuticals, Inc.*	519	4,334
Chindex International, Inc.*	179	4,241
Peregrine Pharmaceuticals, Inc.*	2,232	4,196
Symmetry Medical, Inc.*	473	4,191
ZIOPHARM Oncology, Inc.*,1	1,029	4,147
Phibro Animal Health Corp. — Class A*	187	4,105
Sunesis Pharmaceuticals, Inc.*	627	4,088
Rigel Pharmaceuticals, Inc.*	1,104	4,008
Supernus Pharmaceuticals, Inc.*	364	3,986
Antares Pharma, Inc.*	1,477	3,944
Insys Therapeutics, Inc.*	124	3,873
Unilife Corp.*,1	1,298	3,842
Immunomedics, Inc.*	1,044	3,811
Cerus Corp.*	911	3,781
Pernix Therapeutics Holdings, Inc.*	420	3,772
Progenics Pharmaceuticals, Inc.*	875	3,771
SurModics, Inc.*	176	3,770
Osiris Therapeutics, Inc.*	241	3,764
Vocera Communications, Inc.*	285	3,762
Intra-Cellular Therapies, Inc.*	220	3,709
Neuralstem, Inc.*	876	3,697
Tetraphase Pharmaceuticals, Inc.*	273	3,683
Ultragenyx Pharmaceutical, Inc.*	81	3,636
OncoMed Pharmaceuticals, Inc.*	156	3,635
XenoPort, Inc.*	733	3,540
Five Prime Therapeutics, Inc.*	225	3,499

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Health Care - 11.1% (continued)
SciClone Pharmaceuticals, Inc.*	655	$3,445
Durata Therapeutics, Inc.*	199	3,389
Aerie Pharmaceuticals, Inc.*	136	3,369
LHC Group, Inc.*	155	3,312
Derma Sciences, Inc.*	286	3,306
AcelRx Pharmaceuticals, Inc.*	315	3,229
CryoLife, Inc.	357	3,195
Exactech, Inc.*	126	3,179
Retrophin, Inc.*	268	3,146
Galectin Therapeutics, Inc.*	226	3,121
Zogenix, Inc.*	1,550	3,116
Cempra, Inc.*	290	3,112
ANI Pharmaceuticals, Inc.*	90	3,100
RTI Surgical, Inc.*	711	3,093
Endocyte, Inc.*	469	3,091
Heron Therapeutics, Inc.*	250	3,080
Northwest Biotherapeutics, Inc.*	448	3,006
Synta Pharmaceuticals Corp.*,1	728	2,978
CytRx Corp.*	710	2,968
Revance Therapeutics, Inc.*	85	2,890
Oncothyreon, Inc.*	890	2,884
POZEN, Inc.	344	2,866
Bio-Path Holdings, Inc.*	926	2,824
Navidea Biopharmaceuticals, Inc.*	1,902	2,815
TG Therapeutics, Inc.*	294	2,761
Pain Therapeutics, Inc.*	480	2,760
RadNet, Inc.*	413	2,738
Five Star Quality Care, Inc.*	545	2,730
Oxford Immunotec Global plc*	162	2,726
Akebia Therapeutics, Inc.*	98	2,723
Threshold Pharmaceuticals, Inc.*	661	2,618
Cross Country Healthcare, Inc.*	394	2,569
Ohr Pharmaceutical, Inc.*	270	2,568
Versartis, Inc.*	90	2,524
Agenus, Inc.*	780	2,512
Kindred Biosciences, Inc.*	134	2,498
Castlight Health, Inc. — Class B*	162	2,462
BioTelemetry, Inc.*	340	2,438
Utah Medical Products, Inc.	47	2,418
Verastem, Inc.*	266	2,410
Almost Family, Inc.*	107	2,363
Auspex Pharmaceuticals, Inc.*	103	2,294
Idera Pharmaceuticals, Inc.*	772	2,239
Enzo Biochem, Inc.*	426	2,237
Stemline Therapeutics, Inc.*	150	2,201
NanoViricides, Inc.*	508	2,149
Xencor, Inc.*	183	2,126
Cytokinetics, Inc.*	433	2,070
Cytori Therapeutics, Inc.*	858	2,051
ChemoCentryx, Inc.*	350	2,048
PhotoMedex, Inc.*	166	2,034
Merge Healthcare, Inc.*	892	2,025
BioTime, Inc.*	662	2,019
NeoStem, Inc.*	305	1,989
Alder Biopharmaceuticals, Inc.*	99	1,987
Alimera Sciences, Inc.*	332	1,985
Addus HomeCare Corp.*	85	1,911
NanoString Technologies, Inc.*	127	1,899
Corcept Therapeutics, Inc.*	676	1,893
Skilled Healthcare Group, Inc. — Class A*	300	1,887
Mirati Therapeutics, Inc.*	92	1,840
Cellular Dynamics International, Inc.*	126	1,836
OvaScience, Inc.*	199	1,825
TransEnterix, Inc.*	360	1,814
Actinium Pharmaceuticals, Inc.*	250	1,805
Tandem Diabetes Care, Inc.*	109	1,772
Vital Therapies, Inc.*	65	1,771
National Research Corp. — Class A*	123	1,721
Alliance HealthCare Services, Inc.*	63	1,701
K2M Group Holdings, Inc.*	107	1,592
Veracyte, Inc.*	92	1,575
Sucampo Pharmaceuticals, Inc. — Class A*	225	1,553
Inogen, Inc.*	65	1,466
TriVascular Technologies, Inc.*	94	1,464
Regulus Therapeutics, Inc.*	182	1,463
Applied Genetic Technologies Corp.*	60	1,386
BioSpecifics Technologies Corp.*	50	1,348
Regado Biosciences, Inc.*	194	1,317
Achaogen, Inc.*	90	1,256
Cara Therapeutics, Inc.*	70	1,191
Dicerna Pharmaceuticals, Inc.*	49	1,106
Esperion Therapeutics, Inc.*	57	903
Genocea Biosciences, Inc.*	45	844
Flexion Therapeutics, Inc.*	56	755
Eleven Biotherapeutics, Inc.*	56	738
Adamas Pharmaceuticals, Inc.*	35	640
Egalet Corp.*	46	604
Total Health Care		2,945,846
Consumer Discretionary - 11.0%
Tenneco, Inc.*	771	50,655
Brunswick Corp.	1,170	49,291
Dana Holding Corp.	1,984	48,449
Buffalo Wild Wings, Inc.*	244	40,432
Office Depot, Inc.*	6,754	38,429
Restoration Hardware Holdings, Inc.*	396	36,849
Vail Resorts, Inc.	460	35,502
Men's Wearhouse, Inc.	607	33,871
Time, Inc.*	1,390	33,665
Wolverine World Wide, Inc.	1,285	33,488
Sotheby's	772	32,417
Pool Corp.	569	32,183
Sinclair Broadcast Group, Inc. — Class A	871	30,267
Jack in the Box, Inc.	505	30,218
Cheesecake Factory, Inc.	630	29,245
American Eagle Outfitters, Inc.	2,456	27,556
Five Below, Inc.*	690	27,538
Lithia Motors, Inc. — Class A	289	27,187
Grand Canyon Education, Inc.*	585	26,893

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Consumer Discretionary - 11.0% (continued)
Asbury Automotive Group, Inc.*	389	$26,740
New York Times Co. — Class A	1,750	26,617
Houghton Mifflin Harcourt Co.*	1,381	26,460
Lumber Liquidators Holdings, Inc.*	346	26,278
Group 1 Automotive, Inc.	307	25,883
Steven Madden Ltd.*	738	25,313
Life Time Fitness, Inc.*	519	25,295
Iconix Brand Group, Inc.*	581	24,948
HSN, Inc.	421	24,940
Genesco, Inc.*	298	24,475
ANN, Inc.*	588	24,190
Cooper Tire & Rubber Co.	804	24,120
Cracker Barrel Old Country Store, Inc.	237	23,598
Ryland Group, Inc.	589	23,231
Texas Roadhouse, Inc. — Class A	882	22,932
Skechers U.S.A., Inc. — Class A*	489	22,347
Helen of Troy Ltd.*	365	22,130
Meredith Corp.	457	22,101
Bloomin' Brands, Inc.*	972	21,802
Monro Muffler Brake, Inc.	403	21,436
Marriott Vacations Worldwide Corp.*	361	21,164
Guess?, Inc.	783	21,141
Shutterfly, Inc.*	490	21,100
Meritage Homes Corp.*	490	20,683
Nexstar Broadcasting Group, Inc. — Class A	393	20,283
Gentherm, Inc.*	446	19,825
KB Home	1,061	19,819
Rent-A-Center, Inc. — Class A	667	19,129
Pinnacle Entertainment, Inc.*	750	18,885
G-III Apparel Group Ltd.*	229	18,699
Pier 1 Imports, Inc.	1,201	18,507
Finish Line, Inc. — Class A	612	18,201
Express, Inc.*	1,060	18,052
Hibbett Sports, Inc.*	330	17,876
Orient-Express Hotels Ltd. — Class A*	1,225	17,812
Conn's, Inc.*	350	17,287
Vitamin Shoppe, Inc.*	391	16,821
Dorman Products, Inc.*	339	16,719
Crocs, Inc.*	1,104	16,593
Bright Horizons Family Solutions, Inc.*	385	16,532
Papa John's International, Inc.	389	16,490
DineEquity, Inc.	207	16,454
American Axle & Manufacturing Holdings, Inc.*	854	16,132
Buckle, Inc.	358	15,881
Brown Shoe Company, Inc.	555	15,879
Fiesta Restaurant Group, Inc.*	339	15,733
Standard Pacific Corp.*	1,825	15,695
iRobot Corp.*,1	382	15,643
Churchill Downs, Inc.	173	15,589
Bob Evans Farms, Inc.	310	15,516
Outerwall, Inc.*	259	15,372
La-Z-Boy, Inc.	659	15,270
Sonic Corp.*	683	15,081
Drew Industries, Inc.	298	14,903
MDC Holdings, Inc.	489	14,812
Matthews International Corp. — Class A	344	14,300
Columbia Sportswear Co.	173	14,298
Media General, Inc. — Class A*	696	14,289
Sturm Ruger & Company, Inc.	242	14,280
LifeLock, Inc.*	1,016	14,183
Select Comfort Corp.*	682	14,090
Children's Place, Inc.	276	13,698
National CineMedia, Inc.	771	13,501
Sonic Automotive, Inc. — Class A	502	13,393
Core-Mark Holding Company, Inc.	293	13,369
Popeyes Louisiana Kitchen, Inc.*	303	13,244
Krispy Kreme Doughnuts, Inc.*	822	13,136
Tumi Holdings, Inc.*	643	12,944
Red Robin Gourmet Burgers, Inc.*	177	12,602
Loral Space & Communications, Inc.*	168	12,212
Penn National Gaming, Inc.*	1,000	12,140
Oxford Industries, Inc.	182	12,134
Boyd Gaming Corp.*	987	11,972
Ascent Capital Group, Inc. — Class A*	181	11,947
Barnes & Noble, Inc.*	521	11,874
Burlington Stores, Inc.*	369	11,756
Caesars Entertainment Corp.*	650	11,752
International Speedway Corp. — Class A	352	11,715
MDC Partners, Inc. — Class A	533	11,454
Cumulus Media, Inc. — Class A*	1,715	11,302
Scholastic Corp.	331	11,284
Cooper-Standard Holding, Inc.*	169	11,181
Standard Motor Products, Inc.	249	11,123
Multimedia Games Holding Company, Inc.*	372	11,026
Interval Leisure Group, Inc.	500	10,970
Cato Corp. — Class A	345	10,661
La Quinta Holdings, Inc.*	554	10,604
BJ's Restaurants, Inc.*	303	10,578
Diamond Resorts International, Inc.*	450	10,472
K12, Inc.*	435	10,470
RetailMeNot, Inc.*	386	10,271
Carmike Cinemas, Inc.*	292	10,258
Cavco Industries, Inc.*	119	10,151
Smith & Wesson Holding Corp.*,1	693	10,076
Universal Electronics, Inc.*	204	9,971
Tuesday Morning Corp.*	552	9,837
Movado Group, Inc.	234	9,751
Tower International, Inc.*	258	9,505
Modine Manufacturing Co.*	602	9,475
Mattress Firm Holding Corp.*	189	9,025
Biglari Holdings, Inc.*	21	8,882
Winnebago Industries, Inc.*	342	8,612
EW Scripps Co. — Class A*	399	8,443
Gray Television, Inc.*	623	8,180

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Consumer Discretionary - 11.0% (continued)
Del Frisco's Restaurant Group, Inc.*	296	$8,158
Callaway Golf Co.	978	8,137
Steiner Leisure Ltd.*	184	7,965
Ethan Allen Interiors, Inc.	319	7,892
Francesca's Holdings Corp.*	531	7,827
Regis Corp.	555	7,814
Pep Boys-Manny Moe & Jack*	674	7,724
Capella Education Co.	142	7,723
Hovnanian Enterprises, Inc. — Class A*	1,475	7,596
American Public Education, Inc.*	220	7,564
FTD Companies, Inc.*	235	7,471
M/I Homes, Inc.*	306	7,427
Stage Stores, Inc.	397	7,420
Chuy's Holdings, Inc.*	203	7,369
Strayer Education, Inc.*	140	7,351
Zumiez, Inc.*	265	7,311
Libbey, Inc.*	274	7,299
Federal-Mogul Holdings Corp.*	359	7,263
Caesars Acquisition Co. — Class A*	580	7,175
Lands' End, Inc.*	213	7,153
Denny's Corp.*	1,097	7,152
Scientific Games Corp. — Class A*	640	7,117
Fred's, Inc. — Class A	462	7,064
Weight Watchers International, Inc.	350	7,060
Beazer Homes USA, Inc.*	334	7,007
AMC Entertainment Holdings, Inc. — Class A	270	6,715
William Lyon Homes — Class A*	216	6,575
Chegg, Inc.*	932	6,561
Rentrak Corp.*	125	6,556
Arctic Cat, Inc.	164	6,465
Haverty Furniture Companies, Inc.	255	6,408
NutriSystem, Inc.	368	6,296
Superior Industries International, Inc.	302	6,227
Quiksilver, Inc.*	1,716	6,143
Container Store Group, Inc.*	219	6,084
LeapFrog Enterprises, Inc. — Class A*	825	6,064
Vera Bradley, Inc.*	272	5,949
Ruby Tuesday, Inc.*	781	5,928
Orbitz Worldwide, Inc.*	651	5,794
Ruth's Hospitality Group, Inc.	458	5,656
Tile Shop Holdings, Inc.*	354	5,413
New Media Investment Group, Inc.*	380	5,362
Vince Holding Corp.*	146	5,347
MarineMax, Inc.*	312	5,223
ClubCorp Holdings, Inc.	279	5,173
Journal Communications, Inc. — Class A*	565	5,012
Unifi, Inc.*	182	5,011
ITT Educational Services, Inc.*	298	4,974
Noodles & Co.*	144	4,952
Stein Mart, Inc.	351	4,875
Motorcar Parts of America, Inc.*	190	4,627
Entravision Communications Corp. — Class A	732	4,553
SFX Entertainment, Inc.*	560	4,536
World Wrestling Entertainment, Inc. — Class A	372	4,438
Harte-Hanks, Inc.	617	4,436
Nautilus, Inc.*	398	4,414
McClatchy Co. — Class A*	775	4,301
Citi Trends, Inc.*	199	4,271
Blue Nile, Inc.*	151	4,228
Marcus Corp.	229	4,179
Remy International, Inc.	177	4,133
Coupons.com, Inc.*	155	4,078
Christopher & Banks Corp.*	465	4,073
Destination Maternity Corp.	178	4,053
Career Education Corp.*	854	3,997
Shoe Carnival, Inc.	191	3,944
America's Car-Mart, Inc.*	99	3,915
Stoneridge, Inc.*	359	3,848
Eros International plc*	250	3,793
Daily Journal Corp.*	18	3,720
Bravo Brio Restaurant Group, Inc.*	238	3,715
Carriage Services, Inc. — Class A	206	3,529
Kirkland's, Inc.*	188	3,487
Aeropostale, Inc.*	996	3,476
TRI Pointe Homes, Inc.*	220	3,458
PetMed Express, Inc.	255	3,437
LGI Homes, Inc.*	187	3,413
Universal Technical Institute, Inc.	278	3,375
Entercom Communications Corp. — Class A*	314	3,369
Black Diamond, Inc.*	288	3,231
Strattec Security Corp.	50	3,225
Carrols Restaurant Group, Inc.*	445	3,168
CSS Industries, Inc.	118	3,112
Sears Hometown and Outlet Stores, Inc.*	144	3,092
NACCO Industries, Inc. — Class A	61	3,087
Lee Enterprises, Inc.*	680	3,026
Sequential Brands Group, Inc.*	216	2,983
Potbelly Corp.*	185	2,953
WCI Communities, Inc.*	152	2,935
Big 5 Sporting Goods Corp.	239	2,933
Morgans Hotel Group Co.*	369	2,926
Bridgepoint Education, Inc.*	217	2,882
AH Belo Corp. — Class A	242	2,868
Zoe's Kitchen, Inc.*	81	2,785
Jamba, Inc.*	226	2,735
ValueVision Media, Inc. — Class A*	540	2,695
Perry Ellis International, Inc.*	152	2,651
Sizmek, Inc.*	276	2,630
Speedway Motorsports, Inc.	143	2,610
Fox Factory Holding Corp.*	144	2,533
Central European Media Enterprises Ltd. — Class A*	892	2,515
Destination XL Group, Inc.*	441	2,430

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Consumer Discretionary - 11.0% (continued)
Isle of Capri Casinos, Inc.*	277	$2,371
RG Barry Corp.	124	2,350
Overstock.com, Inc.*	149	2,350
VOXX International Corp. — Class A*	243	2,287
West Marine, Inc.*	220	2,257
Einstein Noah Restaurant Group, Inc.	139	2,232
Nathan's Famous, Inc.*	41	2,222
Weyco Group, Inc.	80	2,193
2U, Inc.*	129	2,168
Saga Communications, Inc. — Class A	50	2,136
Build-A-Bear Workshop, Inc. — Class A*	157	2,098
Lifetime Brands, Inc.	133	2,091
Dex Media, Inc.*	187	2,083
Systemax, Inc.*	144	2,069
Flexsteel Industries, Inc.	61	2,034
Escalade, Inc.	126	2,034
Winmark Corp.	29	2,019
Dixie Group, Inc.*	190	2,012
Intrawest Resorts Holdings, Inc.*	173	1,983
Culp, Inc.	113	1,967
Spartan Motors, Inc.	432	1,961
Fuel Systems Solutions, Inc.*	175	1,950
Shiloh Industries, Inc.*	101	1,864
Global Sources Ltd.*	225	1,863
JAKKS Pacific, Inc.	240	1,858
Reading International, Inc. — Class A*	217	1,851
Bon-Ton Stores, Inc.	179	1,845
Monarch Casino & Resort, Inc.*	121	1,832
Skullcandy, Inc.*	251	1,820
1-800-Flowers.com, Inc. — Class A*	313	1,815
Malibu Boats, Inc. — Class A*	89	1,789
JTH Holding, Inc. — Class A*	53	1,765
Collectors Universe, Inc.	90	1,763
Martha Stewart Living Omnimedia, Inc. — Class A*	374	1,758
Famous Dave's of America, Inc.*	61	1,751
Vitacost.com, Inc.*	277	1,734
Johnson Outdoors, Inc. — Class A	63	1,625
Crown Media Holdings, Inc. — Class A*	436	1,583
New Home Company, Inc.*	109	1,540
hhgregg, Inc.*	150	1,526
Pacific Sunwear of California, Inc.*	622	1,480
Gaiam, Inc. — Class A*	190	1,459
Radio One, Inc. — Class D*	290	1,430
Installed Building Products, Inc.*	112	1,372
Hemisphere Media Group, Inc.*	109	1,369
Ignite Restaurant Group, Inc.*	94	1,369
UCP, Inc. — Class A*	100	1,367
Empire Resorts, Inc.*	190	1,360
New York & Company, Inc.*	367	1,354
Salem Communications Corp. — Class A	141	1,334
bebe stores, Inc.	401	1,223
ReachLocal, Inc.*	169	1,188
Marine Products Corp.	135	1,121
Tilly's, Inc. — Class A*	136	1,093
Sportsman's Warehouse Holdings, Inc.*	124	992
Turtle Beach Corp.*	90	832
Papa Murphy's Holdings, Inc.*	80	766
Education Management Corp.*	273	461
Total Consumer Discretionary		2,933,562
Energy - 5.3%
Kodiak Oil & Gas Corp.*	3,367	48,989
Diamondback Energy, Inc.*	485	43,067
Rosetta Resources, Inc.*	781	42,838
SemGroup Corp. — Class A	538	42,422
Carrizo Oil & Gas, Inc.*	576	39,894
CARBO Ceramics, Inc.	248	38,221
Bristow Group, Inc.	451	36,359
Helix Energy Solutions Group, Inc.*	1,333	35,071
Exterran Holdings, Inc.	743	33,428
Stone Energy Corp.*	713	33,361
PDC Energy, Inc.*	455	28,733
Energy XXI Bermuda Ltd.	1,187	28,049
Forum Energy Technologies, Inc.*	755	27,505
Matador Resources Co.*	927	27,143
Scorpio Tankers, Inc.	2,516	25,588
Western Refining, Inc.	674	25,308
McDermott International, Inc.*	3,000	24,270
Halcon Resources Corp.*,1	3,292	23,999
Bonanza Creek Energy, Inc.*	415	23,734
Sanchez Energy Corp.*	578	21,727
Hornbeck Offshore Services, Inc.*	462	21,677
SEACOR Holdings, Inc.*	263	21,632
Delek US Holdings, Inc.	744	21,003
Magnum Hunter Resources Corp.*	2,511	20,590
C&J Energy Services, Inc.*	585	19,761
Comstock Resources, Inc.	605	17,448
GasLog Ltd.	539	17,189
Bill Barrett Corp.*	626	16,764
Green Plains, Inc.	472	15,515
Parsley Energy, Inc.*	635	15,284
Gulfmark Offshore, Inc. — Class A	338	15,271
Key Energy Services, Inc.*	1,662	15,191
Cloud Peak Energy, Inc.*	772	14,220
Penn Virginia Corp.*	833	14,119
Pioneer Energy Services Corp.*	792	13,892
Ship Finance International Ltd.	743	13,812
Newpark Resources, Inc.*	1,070	13,332
Northern Oil and Gas, Inc.*	774	12,608
Goodrich Petroleum Corp.*	438	12,089
TETRA Technologies, Inc.*	1,001	11,792
Basic Energy Services, Inc.*	403	11,776
Approach Resources, Inc.*	501	11,388
Solazyme, Inc.*	965	11,368
EXCO Resources, Inc.[1]	1,922	11,321
Triangle Petroleum Corp.*	957	11,245

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Energy - 5.3% (continued)
Synergy Resources Corp.*	840	$11,130
Matrix Service Co.*	329	10,788
Nordic American Tankers Ltd.	1,131	10,778
Clayton Williams Energy, Inc.*	78	10,715
Rex Energy Corp.*	604	10,697
Alpha Natural Resources, Inc.*	2,797	10,377
Clean Energy Fuels Corp.*,1	883	10,349
Parker Drilling Co.*	1,532	9,989
Arch Coal, Inc.	2,686	9,804
North Atlantic Drilling Ltd.	907	9,632
Contango Oil & Gas Co.*	223	9,435
Tesco Corp.	437	9,326
Geospace Technologies Corp.*	168	9,253
RSP Permian, Inc.*	274	8,889
Resolute Energy Corp.*	982	8,484
Hercules Offshore, Inc.*	2,029	8,157
RigNet, Inc.*	149	8,019
Era Group, Inc.*	258	7,399
Swift Energy Co.*	558	7,243
W&T Offshore, Inc.	440	7,203
PHI, Inc.*	159	7,087
ION Geophysical Corp.*	1,636	6,904
Abraxas Petroleum Corp.*	1,037	6,492
DHT Holdings, Inc.	872	6,278
Willbros Group, Inc.*	505	6,237
Westmoreland Coal Co.*	171	6,204
REX American Resources Corp.*	83	6,085
Gastar Exploration, Inc.*	694	6,045
Callon Petroleum Co.*	512	5,965
Warren Resources, Inc.*	933	5,785
PetroQuest Energy, Inc.*	741	5,572
Emerald Oil, Inc.*	717	5,485
Natural Gas Services Group, Inc.*	157	5,190
Vantage Drilling Co.*	2,594	4,980
Renewable Energy Group, Inc.*	433	4,967
Panhandle Oil and Gas, Inc. — Class A	86	4,819
BPZ Resources, Inc.*	1,500	4,620
VAALCO Energy, Inc.*	628	4,540
Quicksilver Resources, Inc.*,1	1,586	4,235
Alon USA Energy, Inc.	334	4,155
Ring Energy, Inc.*	231	4,031
Pacific Ethanol, Inc.*	260	3,975
Nuverra Environmental Solutions, Inc.*	194	3,901
Navios Maritime Acq Corp.	1,050	3,896
Gulf Island Fabrication, Inc.	181	3,895
CHC Group Ltd.*	427	3,604
Forest Oil Corp.*	1,507	3,436
Midstates Petroleum Company, Inc.*	471	3,405
Teekay Tankers Ltd. — Class A	784	3,363
TransAtlantic Petroleum Ltd.*	290	3,303
Ardmore Shipping Corp.	230	3,181
Jones Energy, Inc. — Class A*	145	2,973
Dawson Geophysical Co.	101	2,894
Evolution Petroleum Corp.	252	2,759
Harvest Natural Resources, Inc.*	540	2,695
Equal Energy Ltd.	460	2,493
FX Energy, Inc.*	686	2,476
Frontline Ltd.*	837	2,444
Miller Energy Resources, Inc.*	379	2,426
American Eagle Energy Corp.*	380	2,276
Mitcham Industries, Inc.*	161	2,251
Dorian LPG Ltd.*	93	2,138
Adams Resources & Energy, Inc.	25	1,953
Isramco, Inc.*	15	1,907
Glori Energy, Inc.*	154	1,672
Apco Oil and Gas International, Inc.*	110	1,587
Vertex Energy, Inc.*	152	1,476
Amyris, Inc.*	337	1,257
Hallador Energy Co.	131	1,243
Profire Energy, Inc.*	170	767
Total Energy		1,408,982
Materials - 4.3%
PolyOne Corp.	1,194	50,316
Graphic Packaging Holding Co.*	4,133	48,356
Axiall Corp.	882	41,691
US Silica Holdings, Inc.	680	37,699
KapStone Paper and Packaging Corp.*	1,074	35,582
Sensient Technologies Corp.	622	34,658
Chemtura Corp.*	1,216	31,774
HB Fuller Co.	632	30,399
Berry Plastics Group, Inc.*	1,130	29,154
Minerals Technologies, Inc.	433	28,396
Worthington Industries, Inc.	655	28,190
Olin Corp.	1,002	26,974
Louisiana-Pacific Corp.*	1,784	26,795
Stillwater Mining Co.*	1,510	26,500
Commercial Metals Co.	1,486	25,723
Texas Industries, Inc.*	277	25,584
Flotek Industries, Inc.*	681	21,901
Tronox Ltd. — Class A	780	20,982
Balchem Corp.	385	20,621
SunCoke Energy, Inc.*	879	18,899
Schweitzer-Mauduit International, Inc.	386	16,853
Globe Specialty Metals, Inc.	810	16,832
Kaiser Aluminum Corp.	230	16,759
Clearwater Paper Corp.*	259	15,985
Innophos Holdings, Inc.	275	15,832
Calgon Carbon Corp.*	675	15,073
Hecla Mining Co.	4,329	14,935
PH Glatfelter Co.	545	14,459
Boise Cascade Co.*	495	14,177
A. Schulman, Inc.	365	14,126
Resolute Forest Products, Inc.*	823	13,810
AK Steel Holding Corp.*	1,731	13,779
Innospec, Inc.	308	13,296
OM Group, Inc.	403	13,069
Quaker Chemical Corp.	170	13,054
Headwaters, Inc.*	930	12,918
Stepan Co.	239	12,634
Coeur Mining, Inc.*	1,310	12,026

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Materials - 4.3% (continued)
Intrepid Potash, Inc.*	706	$11,833
Horsehead Holding Corp.*	642	11,723
Ferro Corp.*	901	11,317
Neenah Paper, Inc.	204	10,843
RTI International Metals, Inc.*	390	10,370
Century Aluminum Co.*	654	10,255
LSB Industries, Inc.*	241	10,042
Koppers Holdings, Inc.	260	9,945
Materion Corp.	261	9,654
Kraton Performance Polymers, Inc.*	414	9,269
Haynes International, Inc.	156	8,828
Schnitzer Steel Industries, Inc. — Class A	337	8,786
Deltic Timber Corp.	145	8,761
Taminco Corp.*	355	8,257
Rentech, Inc.*	2,873	7,441
Tredegar Corp.	313	7,327
Myers Industries, Inc.	349	7,011
Advanced Emissions Solutions, Inc.*	271	6,214
Molycorp, Inc.*,1	2,293	5,893
Wausau Paper Corp.	531	5,745
OMNOVA Solutions, Inc.*	597	5,427
Zep, Inc.	292	5,157
Hawkins, Inc.	137	5,088
Allied Nevada Gold Corp.*,1	1,321	4,967
American Vanguard Corp.	368	4,865
Senomyx, Inc.*	539	4,662
Walter Energy, Inc.	834	4,545
FutureFuel Corp.	272	4,512
US Concrete, Inc.*	176	4,356
Landec Corp.*	341	4,259
Kronos Worldwide, Inc.	262	4,106
Chase Corp.	92	3,141
Olympic Steel, Inc.	119	2,945
Trecora Resources*	246	2,913
Universal Stainless & Alloy Products, Inc.*	87	2,826
AM Castle & Co.*	241	2,661
Ampco-Pittsburgh Corp.	107	2,455
Gold Resource Corp.	476	2,409
KMG Chemicals, Inc.	125	2,248
Noranda Aluminum Holding Corp.	571	2,016
UFP Technologies, Inc.*	81	1,951
AEP Industries, Inc.*	55	1,918
Marrone Bio Innovations, Inc.*	147	1,708
Handy & Harman Ltd.*	61	1,633
United States Lime & Minerals, Inc.	23	1,490
Total Materials		1,133,583
Utilities - 2.8%
Cleco Corp.	763	44,980
Dynegy, Inc.*	1,267	44,091
Piedmont Natural Gas Company, Inc.	985	36,849
IDACORP, Inc.	636	36,781
Black Hills Corp.	561	34,440
Portland General Electric Co.	984	34,115
UNS Energy Corp.	523	31,594
Southwest Gas Corp.	593	31,304
New Jersey Resources Corp.	530	30,295
PNM Resources, Inc.	1,003	29,418
WGL Holdings, Inc.	652	28,101
UIL Holdings Corp.	719	27,832
ALLETE, Inc.	534	27,421
NorthWestern Corp.	495	25,834
Avista Corp.	760	25,475
South Jersey Industries, Inc.	418	25,251
ONE Gas, Inc.	661	24,953
El Paso Electric Co.	510	20,507
Laclede Group, Inc.	415	20,148
MGE Energy, Inc.	436	17,226
Pattern Energy Group, Inc.	499	16,522
American States Water Co.	494	16,415
Northwest Natural Gas Co.	341	16,078
California Water Service Group	604	14,617
Otter Tail Corp.	466	14,115
Empire District Electric Co.	548	14,073
NRG Yield, Inc. — Class A	254	13,221
Chesapeake Utilities Corp.	120	8,560
Ormat Technologies, Inc.	225	6,487
Atlantic Power Corp.	1,525	6,253
Unitil Corp.	181	6,123
SJW Corp.	200	5,440
Connecticut Water Service, Inc.	139	4,708
Middlesex Water Co.	206	4,363
York Water Co.	165	3,435
Artesian Resources Corp. — Class A	95	2,136
Total Utilities		749,161
Consumer Staples - 2.7%
Darling Ingredients, Inc.*	2,077	43,409
United Natural Foods, Inc.*	624	40,622
TreeHouse Foods, Inc.*	461	36,911
Casey's General Stores, Inc.	489	34,371
Post Holdings, Inc.*	560	28,510
Sanderson Farms, Inc.	293	28,480
Boston Beer Company, Inc. — Class A*	108	24,140
Lancaster Colony Corp.	237	22,553
B&G Foods, Inc. — Class A	681	22,262
SUPERVALU, Inc.*	2,558	21,027
PriceSmart, Inc.	241	20,977
Dean Foods Co.	1,180	20,756
Susser Holdings Corp.*	237	19,131
Andersons, Inc.	358	18,466
Fresh Market, Inc.*	540	18,074
J&J Snack Foods Corp.	187	17,600
Vector Group Ltd.	832	17,206
Universal Corp.	296	16,384
Snyder's-Lance, Inc.	601	15,902
Seaboard Corp.*	5	15,101
Cal-Maine Foods, Inc.	202	15,013
WD-40 Co.	189	14,217
Fresh Del Monte Produce, Inc.	460	14,099
Harbinger Group, Inc.*	1,049	13,322
Boulder Brands, Inc.*	772	10,947

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 83.7% (continued)
Consumer Staples - 2.7% (continued)
SpartanNash Co.	472	$9,917
Diamond Foods, Inc.*	272	7,670
Annie's, Inc.*	220	7,440
Tootsie Roll Industries, Inc.	243	7,154
Elizabeth Arden, Inc.*	330	7,068
USANA Health Sciences, Inc.*	84	6,564
Weis Markets, Inc.	143	6,539
Chiquita Brands International, Inc.*	589	6,391
Inter Parfums, Inc.	206	6,087
Calavo Growers, Inc.	176	5,954
Medifast, Inc.*	168	5,109
Central Garden and Pet Co. — Class A*	545	5,014
Pantry, Inc.*	300	4,860
Chefs' Warehouse, Inc.*	231	4,567
Revlon, Inc. — Class A*	149	4,545
Ingles Markets, Inc. — Class A	168	4,427
Coca-Cola Bottling Company Consolidated	57	4,199
Omega Protein Corp.*	265	3,625
Orchids Paper Products Co.	105	3,364
Limoneira Co.	145	3,186
Seneca Foods Corp. — Class A*	103	3,152
National Beverage Corp.*	150	2,838
John B Sanfilippo & Son, Inc.	107	2,832
Alliance One International, Inc.*	1,114	2,785
Roundy's, Inc.	501	2,761
Nutraceutical International Corp.*	111	2,648
Natural Grocers by Vitamin Cottage, Inc.*	118	2,526
Nature's Sunshine Products, Inc.	141	2,393
Village Super Market, Inc. — Class A	92	2,174
Inventure Foods, Inc.*	189	2,130
Farmer Bros Co.*	91	1,967
IGI Laboratories, Inc.*	360	1,912
Oil-Dri Corporation of America	61	1,865
Craft Brew Alliance, Inc.*	147	1,626
22nd Century Group, Inc.*	520	1,596
Fairway Group Holdings Corp.*	240	1,596
Liberator Medical Holdings, Inc.	403	1,511
Female Health Co.	272	1,499
Synutra International, Inc.*	217	1,456
Alico, Inc.	38	1,425
Lifeway Foods, Inc.*	58	811
Total Consumer Staples		706,663
Telecommunication Services - 0.7%
Cogent Communications Holdings, Inc.	584	20,176
Globalstar, Inc.*	3,470	14,747
Consolidated Communications Holdings, Inc.	509	11,319
Cincinnati Bell, Inc.*	2,643	10,387
Shenandoah Telecommunications Co.	300	9,138
8x8, Inc.*	1,121	9,058
Iridium Communications, Inc.*	1,014	8,578
Vonage Holdings Corp.*	2,201	8,254
Premiere Global Services, Inc.*	611	8,157
inContact, Inc.*	766	7,040
Atlantic Tele-Network, Inc.	116	6,728
Intelsat S.A.*	340	6,406
Inteliquent, Inc.	409	5,673
RingCentral, Inc. — Class A*	360	5,447
General Communication, Inc. — Class A*	458	5,075
USA Mobility, Inc.	270	4,158
Hawaiian Telcom Holdco, Inc.*	136	3,891
IDT Corp. — Class B	213	3,710
FairPoint Communications, Inc.*	265	3,702
ORBCOMM, Inc.*	557	3,671
Lumos Networks Corp.	246	3,560
Cbeyond, Inc.*	348	3,463
magicJack VocalTec Ltd.*	226	3,417
Enventis Corp.	177	2,804
NTELOS Holdings Corp.	212	2,642
Boingo Wireless, Inc.*	294	2,008
Total Telecommunication Services		173,209
Total Common Stocks
(Cost $16,036,322)		22,235,156
WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	29	85
Magnum Hunter Resources Corp.
$8.50, 04/15/16[1]	444	–
Total Warrants
(Cost $150)		85
RIGHTS†† - 0.0%
Leap Wireless International
Expires 03/17/15	1,211	3,051
Cubist Pharmaceuticals, Inc.
Expires 12/31/16†	1,197	139
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	86	52
Total Rights
(Cost $3,801)		3,242

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 15.9%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$2,249,831	$2,249,831
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	1,219,718	1,219,718
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	581,858	581,858
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	180,652	180,652
Total Repurchase Agreements
(Cost $4,232,059)		4,232,059
SECURITIES LENDING COLLATERAL††,3 - 0.6%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	95,745	95,745
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	70,549	70,549
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	4,014	4,014
Total Securities Lending Collateral
(Cost $170,308)		170,308
Total Investments - 100.2%
(Cost $20,442,640)		$26,640,850
Other Assets & Liabilities, net - (0.2)%		(47,225)
Total Net Assets - 100.0%		$26,593,625

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,019,260)	17	$17,455

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2014 Russell 2000 Index Swap, Terminating 07/29/14 [4] (Notional Value $1,492,550)	1,251	$9,342
Goldman Sachs International July 2014 Russell 2000 Index Swap, Terminating 07/29/14 [4] (Notional Value $452,223)	379	4,674
Barclays Bank plc July 2014 Russell 2000 Index Swap, Terminating 07/31/14 [4] (Notional Value $392,334)	329	4,076
(Total Notional Value $2,337,107)		$18,092

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 82.6%
Information Technology - 15.6%
Apple, Inc.	93,988	$8,734,306
Microsoft Corp.	117,171	4,886,031
International Business Machines Corp.	14,835	2,689,140
Google, Inc. — Class A*	4,417	2,582,488
Google, Inc. — Class C*	4,416	2,540,436
Intel Corp.	77,594	2,397,656
Oracle Corp.	53,518	2,169,085
QUALCOMM, Inc.	26,311	2,083,830
Cisco Systems, Inc.	79,849	1,984,248
Facebook, Inc. — Class A*	26,799	1,803,305
Visa, Inc. — Class A	7,841	1,652,176
MasterCard, Inc. — Class A	15,663	1,150,761
Hewlett-Packard Co.	29,170	982,446
eBay, Inc.*	17,778	889,967
EMC Corp.	31,913	840,588
Texas Instruments, Inc.	16,821	803,876
Accenture plc — Class A	9,871	797,971
Automatic Data Processing, Inc.	7,514	595,710
Micron Technology, Inc.*	16,687	549,837
Adobe Systems, Inc.*	7,215	522,077
Yahoo!, Inc.*	14,598	512,828
salesforce.com, Inc.*	8,804	511,336
Cognizant Technology Solutions Corp. — Class A*	9,480	463,667
Corning, Inc.	20,398	447,736
Applied Materials, Inc.	18,972	427,818
TE Connectivity Ltd.	6,375	394,230
SanDisk Corp.	3,527	368,325
Intuit, Inc.	4,429	356,667
Broadcom Corp. — Class A	8,667	321,719
Western Digital Corp.	3,261	300,990
Seagate Technology plc	5,095	289,498
Avago Technologies Ltd.	3,928	283,091
Analog Devices, Inc.	4,901	264,997
Symantec Corp.	10,781	246,885
Fidelity National Information Services, Inc.	4,489	245,728
Alliance Data Systems Corp.*	847	238,219
Amphenol Corp. — Class A	2,445	235,551
Motorola Solutions, Inc.	3,526	234,726
Fiserv, Inc.*	3,887	234,464
Xerox Corp.	17,033	211,891
Paychex, Inc.	5,042	209,546
Autodesk, Inc.*	3,549	200,093
Xilinx, Inc.	4,185	197,992
NetApp, Inc.	5,160	188,443
KLA-Tencor Corp.	2,583	187,629
Juniper Networks, Inc.*	7,388	181,302
Electronic Arts, Inc.*	4,904	175,906
Linear Technology Corp.	3,691	173,735
Lam Research Corp.	2,527	170,775
Altera Corp.	4,883	169,733
Akamai Technologies, Inc.*	2,773	169,319
Red Hat, Inc.*	2,949	162,991
NVIDIA Corp.	8,695	161,205
Citrix Systems, Inc.*	2,552	159,628
Microchip Technology, Inc.	3,121	152,336
Western Union Co.	8,406	145,760
CA, Inc.	4,973	142,924
Computer Sciences Corp.	2,260	142,832
F5 Networks, Inc.*	1,177	131,165
Harris Corp.	1,660	125,745
Teradata Corp.*	2,454	98,651
VeriSign, Inc.*	1,922	93,813
Total System Services, Inc.	2,590	81,352
First Solar, Inc.*	1,107	78,663
FLIR Systems, Inc.	2,206	76,614
Jabil Circuit, Inc.	2,887	60,338
Total Information Technology		51,084,790
Financials - 13.3%
Wells Fargo & Co.	74,716	3,927,073
Berkshire Hathaway, Inc. — Class B*	28,068	3,552,286
JPMorgan Chase & Co.	58,999	3,399,521
Bank of America Corp.	163,918	2,519,420
Citigroup, Inc.	47,352	2,230,279
American Express Co.	14,189	1,346,110
American International Group, Inc.	22,547	1,230,616
U.S. Bancorp	28,299	1,225,913
Goldman Sachs Group, Inc.	6,482	1,085,345
MetLife, Inc.	17,547	974,910
Simon Property Group, Inc.	4,842	805,127
PNC Financial Services Group, Inc.	8,324	741,252
Capital One Financial Corp.	8,909	735,883
Morgan Stanley	21,817	705,344
Bank of New York Mellon Corp.	17,779	666,357
Prudential Financial, Inc.	7,205	639,588
BlackRock, Inc. — Class A	1,954	624,498
American Tower Corp. — Class A	6,171	555,266
ACE Ltd.	5,265	545,981
Travelers Companies, Inc.	5,417	509,577
Charles Schwab Corp.	18,250	491,473
State Street Corp.	6,712	451,449
Discover Financial Services	7,273	450,781
Marsh & McLennan Companies, Inc.	8,564	443,786
BB&T Corp.	11,198	441,537
Aflac, Inc.	7,082	440,855
Aon plc	4,617	415,946
Allstate Corp.	6,760	396,947
Public Storage	2,257	386,737
Crown Castle International Corp.	5,202	386,301
Franklin Resources, Inc.	6,258	361,963
Ameriprise Financial, Inc.	2,955	354,600
McGraw Hill Financial, Inc.	4,245	352,462
Chubb Corp.	3,811	351,260
CME Group, Inc. — Class A	4,922	349,216
T. Rowe Price Group, Inc.	4,095	345,659
Intercontinental Exchange, Inc.	1,792	338,509
SunTrust Banks, Inc.	8,307	332,778
Equity Residential	5,231	329,554
Prologis, Inc.	7,789	320,050

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 82.6% (continued)
Financials - 13.3% (continued)
Weyerhaeuser Co.	9,122	$301,847
Health Care REIT, Inc.	4,766	298,685
HCP, Inc.	7,142	295,536
Ventas, Inc.	4,587	294,027
Vornado Realty Trust	2,720	290,306
Fifth Third Bancorp	13,260	283,101
Boston Properties, Inc.	2,389	282,332
AvalonBay Communities, Inc.	1,902	270,445
Host Hotels & Resorts, Inc.	11,795	259,608
Moody's Corp.	2,934	257,194
Invesco Ltd.	6,744	254,586
M&T Bank Corp.	2,046	253,806
Hartford Financial Services Group, Inc.	7,006	250,885
Regions Financial Corp.	21,493	228,256
Northern Trust Corp.	3,468	222,680
Principal Financial Group, Inc.	4,264	215,247
Progressive Corp.	8,487	215,230
Lincoln National Corp.	4,113	211,573
Loews Corp.	4,764	209,664
KeyCorp	13,773	197,367
General Growth Properties, Inc.	8,130	191,543
Essex Property Trust, Inc.	975	180,287
Affiliated Managers Group, Inc.*	861	176,849
Kimco Realty Corp.	6,400	147,072
Macerich Co.	2,198	146,717
Comerica, Inc.	2,834	142,153
Unum Group	4,017	139,631
CBRE Group, Inc. — Class A*	4,343	139,150
XL Group plc — Class A	4,230	138,448
Genworth Financial, Inc. — Class A*	7,741	134,693
Leucadia National Corp.	4,944	129,632
Plum Creek Timber Company, Inc.	2,758	124,386
Huntington Bancshares, Inc.	12,903	123,095
Navient Corp.	6,591	116,727
Torchmark Corp.	1,374	112,558
Cincinnati Financial Corp.	2,297	110,348
E*TRADE Financial Corp.*	4,491	95,479
Zions Bancorporation	2,883	84,962
Legg Mason, Inc.	1,602	82,199
Apartment Investment & Management Co. — Class A	2,274	73,382
People's United Financial, Inc.	4,834	73,332
Assurant, Inc.	1,117	73,219
Hudson City Bancorp, Inc.	7,417	72,909
NASDAQ OMX Group, Inc.	1,837	70,945
Total Financials		43,734,300
Health Care - 11.0%
Johnson & Johnson	44,101	4,613,846
Pfizer, Inc.	99,432	2,951,142
Merck & Company, Inc.	45,556	2,635,415
Gilead Sciences, Inc.*	23,940	1,984,866
AbbVie, Inc.	24,788	1,399,035
Amgen, Inc.	11,800	1,396,766
Bristol-Myers Squibb Co.	25,836	1,253,304
UnitedHealth Group, Inc.	15,276	1,248,812
Biogen Idec, Inc.*	3,701	1,166,962
Celgene Corp.*	12,484	1,072,126
Medtronic, Inc.	15,576	993,126
Abbott Laboratories	23,415	957,674
Eli Lilly & Co.	15,360	954,931
Actavis plc*	4,122	919,412
Express Scripts Holding Co.*	12,045	835,080
Allergan, Inc.	4,637	784,673
Thermo Fisher Scientific, Inc.	6,215	733,370
McKesson Corp.	3,599	670,169
Covidien plc	7,030	633,965
Baxter International, Inc.	8,460	611,658
Alexion Pharmaceuticals, Inc.*	3,081	481,406
WellPoint, Inc.	4,360	469,180
Aetna, Inc.	5,574	451,940
Stryker Corp.	4,612	388,884
Cigna Corp.	4,185	384,894
Cardinal Health, Inc.	5,301	363,437
Becton Dickinson and Co.	3,007	355,728
Regeneron Pharmaceuticals, Inc.*	1,239	349,980
Vertex Pharmaceuticals, Inc.*	3,681	348,517
Humana, Inc.	2,416	308,572
St. Jude Medical, Inc.	4,431	306,847
Perrigo Company plc	2,082	303,472
Mylan, Inc.*	5,828	300,492
Agilent Technologies, Inc.	5,197	298,516
Zimmer Holdings, Inc.	2,614	271,490
Boston Scientific Corp.*	20,621	263,330
AmerisourceBergen Corp. — Class A	3,525	256,127
Zoetis, Inc.	7,811	252,061
Intuitive Surgical, Inc.*	599	246,668
Cerner Corp.*	4,602	237,371
DaVita HealthCare Partners, Inc.*	2,769	200,254
CR Bard, Inc.	1,191	170,325
CareFusion Corp.*	3,231	143,295
Edwards Lifesciences Corp.*	1,645	141,207
Waters Corp.*	1,325	138,383
Laboratory Corporation of America Holdings*	1,325	135,680
Varian Medical Systems, Inc.*	1,618	134,521
Hospira, Inc.*	2,604	133,767
Quest Diagnostics, Inc.	2,255	132,346
DENTSPLY International, Inc.	2,212	104,738
PerkinElmer, Inc.	1,765	82,673
Tenet Healthcare Corp.*	1,519	71,302
Patterson Companies, Inc.	1,285	50,770
Total Health Care		36,094,505
Consumer Discretionary - 9.8%
Comcast Corp. — Class A	40,522	2,175,221
Walt Disney Co.	25,110	2,152,931
Amazon.com, Inc.*	5,805	1,885,347
Home Depot, Inc.	21,330	1,726,876
McDonald's Corp.	15,405	1,551,899
Ford Motor Co.	61,641	1,062,691
Twenty-First Century Fox, Inc. — Class A	29,848	1,049,157
Priceline Group, Inc.*	816	981,648

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 82.6% (continued)
Consumer Discretionary - 9.8% (continued)
Time Warner, Inc.	13,754	$966,219
Starbucks Corp.	11,735	908,054
NIKE, Inc. — Class B	11,501	891,903
Lowe's Companies, Inc.	15,544	745,957
General Motors Co.	20,494	743,932
Time Warner Cable, Inc.	4,346	640,166
DIRECTV*	7,309	621,338
TJX Companies, Inc.	10,918	580,291
Target Corp.	9,876	572,313
Yum! Brands, Inc.	6,884	558,981
Viacom, Inc. — Class B	6,100	529,053
Johnson Controls, Inc.	10,350	516,775
CBS Corp. — Class B	8,241	512,095
Netflix, Inc.*	931	410,199
VF Corp.	5,365	337,994
Macy's, Inc.	5,622	326,188
Delphi Automotive plc	4,307	296,063
Chipotle Mexican Grill, Inc. — Class A*	488	289,145
Omnicom Group, Inc.	4,028	286,874
AutoZone, Inc.*	518	277,773
Dollar General Corp.*	4,730	271,313
Wynn Resorts Ltd.	1,262	261,941
Carnival Corp.	6,834	257,300
Discovery Communications, Inc. — Class A*	3,402	252,701
Michael Kors Holdings Ltd.*	2,807	248,841
O'Reilly Automotive, Inc.*	1,650	248,490
Starwood Hotels & Resorts Worldwide, Inc.	2,994	241,975
Harley-Davidson, Inc.	3,407	237,979
BorgWarner, Inc.	3,567	232,533
L Brands, Inc.	3,827	224,492
Marriott International, Inc. — Class A	3,426	219,607
Ross Stores, Inc.	3,312	219,023
Genuine Parts Co.	2,395	210,281
Mattel, Inc.	5,284	205,918
TripAdvisor, Inc.*	1,739	188,960
Bed Bath & Beyond, Inc.*	3,179	182,411
CarMax, Inc.*	3,440	178,914
Dollar Tree, Inc.*	3,223	175,525
Tiffany & Co.	1,729	173,332
The Gap, Inc.	4,058	168,691
Whirlpool Corp.	1,210	168,456
Kohl's Corp.	3,034	159,831
Under Armour, Inc. — Class A*	2,527	150,331
Wyndham Worldwide Corp.	1,981	150,001
PVH Corp.	1,286	149,948
Nordstrom, Inc.	2,192	148,903
Ralph Lauren Corp. — Class A	910	146,228
Coach, Inc.	4,273	146,094
H&R Block, Inc.	4,278	143,399
News Corp. — Class A*	7,765	139,304
Scripps Networks Interactive, Inc. — Class A	1,672	135,666
Newell Rubbermaid, Inc.	4,313	133,660
Best Buy Company, Inc.	4,293	133,126
Mohawk Industries, Inc.*	949	131,285
Tractor Supply Co.	2,159	130,404
Interpublic Group of Companies, Inc.	6,605	128,864
Expedia, Inc.	1,599	125,937
Goodyear Tire & Rubber Co.	4,307	119,648
Garmin Ltd.	1,909	116,258
Lennar Corp. — Class A	2,742	115,109
Harman International Industries, Inc.	1,066	114,520
Gannett Company, Inc.	3,537	110,744
DR Horton, Inc.	4,464	109,725
Staples, Inc.	10,076	109,224
PulteGroup, Inc.	5,310	107,050
Family Dollar Stores, Inc.	1,491	98,615
Hasbro, Inc.	1,804	95,702
Darden Restaurants, Inc.	2,062	95,409
PetSmart, Inc.	1,545	92,391
Fossil Group, Inc.*	746	77,972
Leggett & Platt, Inc.	2,162	74,113
GameStop Corp. — Class A	1,789	72,401
Cablevision Systems Corp. — Class A	3,375	59,569
AutoNation, Inc.*	990	59,083
Urban Outfitters, Inc.*	1,588	53,770
Graham Holdings Co. — Class B	65	46,677
Total Consumer Discretionary		32,146,727
Energy - 8.9%
Exxon Mobil Corp.	66,938	6,739,318
Chevron Corp.	29,674	3,873,941
Schlumberger Ltd.	20,297	2,394,031
ConocoPhillips	19,142	1,641,044
Occidental Petroleum Corp.	12,243	1,256,499
EOG Resources, Inc.	8,520	995,646
Halliburton Co.	13,168	935,060
Anadarko Petroleum Corp.	7,870	861,528
Phillips 66	8,823	709,634
Williams Companies, Inc.	10,882	633,441
Apache Corp.	6,014	605,129
National Oilwell Varco, Inc.	6,683	550,345
Pioneer Natural Resources Co.	2,234	513,396
Baker Hughes, Inc.	6,792	505,664
Devon Energy Corp.	5,978	474,653
Spectra Energy Corp.	10,459	444,298
Noble Energy, Inc.	5,598	433,621
Marathon Oil Corp.	10,534	420,517
Valero Energy Corp.	8,321	416,882
Hess Corp.	4,110	406,438
Kinder Morgan, Inc.	10,411	377,503
Marathon Petroleum Corp.	4,502	351,471
Equities Corp.	2,370	253,353
Southwestern Energy Co.*	5,499	250,150
Chesapeake Energy Corp.	7,890	245,221
Transocean Ltd.	5,307	238,975
Range Resources Corp.	2,630	228,679
FMC Technologies, Inc.*	3,671	224,188
Cabot Oil & Gas Corp.	6,505	222,081
ONEOK, Inc.	3,245	220,920

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 82.6% (continued)
Energy - 8.9% (continued)
Cameron International Corp.*	3,184	$215,589
Ensco plc — Class A	3,646	202,608
Helmerich & Payne, Inc.	1,684	195,529
Cimarex Energy Co.	1,360	195,106
Murphy Oil Corp.	2,628	174,709
CONSOL Energy, Inc.	3,586	165,207
Noble Corporation plc	3,964	133,032
Nabors Industries Ltd.	4,076	119,712
Tesoro Corp.	2,013	118,103
Denbury Resources, Inc.	5,483	101,216
QEP Resources, Inc.	2,804	96,738
Newfield Exploration Co.*	2,123	93,837
Peabody Energy Corp.	4,228	69,128
Rowan Companies plc — Class A	1,940	61,944
Diamond Offshore Drilling, Inc.	1,069	53,054
Total Energy		29,419,138
Industrials - 8.7%
General Electric Co.	156,317	4,108,011
United Technologies Corp.	13,143	1,517,360
Union Pacific Corp.	14,121	1,408,569
3M Co.	9,688	1,387,709
Boeing Co.	10,461	1,330,953
Honeywell International, Inc.	12,204	1,134,362
United Parcel Service, Inc. — Class B	10,990	1,128,233
Caterpillar, Inc.	9,730	1,057,359
Danaher Corp.	9,374	738,016
Emerson Electric Co.	10,934	725,579
Lockheed Martin Corp.	4,153	667,512
FedEx Corp.	4,331	655,627
General Dynamics Corp.	5,079	591,957
Eaton Corporation plc	7,429	573,370
Precision Castparts Corp.	2,258	569,919
Illinois Tool Works, Inc.	5,916	518,005
Deere & Co.	5,666	513,056
Delta Air Lines, Inc.	13,220	511,879
Norfolk Southern Corp.	4,824	497,017
CSX Corp.	15,657	482,392
Raytheon Co.	4,877	449,903
Cummins, Inc.	2,665	411,183
Northrop Grumman Corp.	3,340	399,564
PACCAR, Inc.	5,527	347,261
Tyco International Ltd.	7,191	327,910
Waste Management, Inc.	6,747	301,793
Parker Hannifin Corp.	2,322	291,945
Southwest Airlines Co.	10,784	289,658
Rockwell Automation, Inc.	2,154	269,595
Ingersoll-Rand plc	3,915	244,727
WW Grainger, Inc.	947	240,794
Dover Corp.	2,593	235,833
Nielsen N.V.	4,723	228,640
Roper Industries, Inc.	1,556	227,192
Pentair plc	3,031	218,596
Stanley Black & Decker, Inc.	2,432	213,578
Fastenal Co.	4,257	210,679
AMETEK, Inc.	3,825	199,971
Fluor Corp.	2,477	190,481
Kansas City Southern	1,717	184,595
Textron, Inc.	4,352	166,638
Rockwell Collins, Inc.	2,115	165,266
L-3 Communications Holdings, Inc.	1,340	161,805
Flowserve Corp.	2,141	159,183
Republic Services, Inc. — Class A	4,163	158,069
Stericycle, Inc.*	1,325	156,907
CH Robinson Worldwide, Inc.	2,318	147,865
Pall Corp.	1,710	146,017
Equifax, Inc.	1,905	138,189
Expeditors International of Washington, Inc.	3,074	135,748
Masco Corp.	5,555	123,321
Quanta Services, Inc.*	3,396	117,434
Xylem, Inc.	2,868	112,081
Jacobs Engineering Group, Inc.*	2,066	110,076
Snap-on, Inc.	905	107,261
Robert Half International, Inc.	2,147	102,498
Cintas Corp.	1,570	99,758
Joy Global, Inc.	1,553	95,634
ADT Corp.	2,716	94,897
Iron Mountain, Inc.	2,663	94,403
Pitney Bowes, Inc.	3,162	87,334
Allegion plc	1,395	79,069
Ryder System, Inc.	834	73,467
Dun & Bradstreet Corp.	578	63,696
Total Industrials		28,497,399
Consumer Staples - 7.8%
Procter & Gamble Co.	42,178	3,314,769
Coca-Cola Co.	58,925	2,496,062
PepsiCo, Inc.	23,637	2,111,729
Philip Morris International, Inc.	24,521	2,067,366
Wal-Mart Stores, Inc.	25,128	1,886,359
CVS Caremark Corp.	18,223	1,373,467
Altria Group, Inc.	30,962	1,298,546
Walgreen Co.	13,682	1,014,247
Mondelez International, Inc. — Class A	26,364	991,550
Colgate-Palmolive Co.	13,556	924,248
Costco Wholesale Corp.	6,835	787,119
Kimberly-Clark Corp.	5,872	653,084
Kraft Foods Group, Inc.	9,281	556,396
General Mills, Inc.	9,576	503,123
Archer-Daniels-Midland Co.	10,200	449,922
Kroger Co.	7,940	392,474
Lorillard, Inc.	5,646	344,237
Sysco Corp.	9,109	341,132
Mead Johnson Nutrition Co. — Class A	3,146	293,113
Estee Lauder Companies, Inc. — Class A	3,941	292,659
Reynolds American, Inc.	4,846	292,456
Kellogg Co.	3,977	261,289
Keurig Green Mountain, Inc.	1,975	246,105
Brown-Forman Corp. — Class B	2,525	237,779
Constellation Brands, Inc. — Class A*	2,636	232,311
Hershey Co.	2,329	226,775

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 82.6% (continued)
Consumer Staples - 7.8% (continued)
Whole Foods Market, Inc.	5,726	$221,195
ConAgra Foods, Inc.	6,564	194,820
Molson Coors Brewing Co. — Class B	2,475	183,546
Clorox Co.	2,001	182,891
Dr Pepper Snapple Group, Inc.	3,058	179,138
Coca-Cola Enterprises, Inc.	3,642	174,015
JM Smucker Co.	1,614	172,004
Tyson Foods, Inc. — Class A	4,294	161,197
Monster Beverage Corp.*	2,106	149,589
McCormick & Company, Inc.	2,038	145,900
Campbell Soup Co.	2,788	127,718
Safeway, Inc.	3,587	123,178
Hormel Foods Corp.	2,101	103,684
Avon Products, Inc.	6,776	98,997
Total Consumer Staples		25,806,189
Materials - 2.9%
Monsanto Co.	8,175	1,019,749
Dow Chemical Co.	18,766	965,699
EI du Pont de Nemours & Co.	14,320	937,101
LyondellBasell Industries N.V. — Class A	6,493	634,041
Praxair, Inc.	4,564	606,281
Freeport-McMoRan Copper & Gold, Inc.	16,188	590,862
Ecolab, Inc.	4,208	468,519
PPG Industries, Inc.	2,151	452,033
Air Products & Chemicals, Inc.	3,306	425,218
International Paper Co.	6,757	341,026
Sherwin-Williams Co.	1,323	273,742
Alcoa, Inc.	18,270	272,040
Mosaic Co.	5,046	249,525
Nucor Corp.	4,965	244,526
Eastman Chemical Co.	2,345	204,836
Newmont Mining Corp.	7,772	197,720
CF Industries Holdings, Inc.	817	196,513
Sigma-Aldrich Corp.	1,857	188,448
FMC Corp.	2,074	147,648
Ball Corp.	2,173	136,203
International Flavors & Fragrances, Inc.	1,267	132,123
Vulcan Materials Co.	2,039	129,986
MeadWestvaco Corp.	2,615	115,740
Airgas, Inc.	1,045	113,811
Sealed Air Corp.	3,028	103,467
Owens-Illinois, Inc.*	2,576	89,233
Allegheny Technologies, Inc.	1,688	76,129
Avery Dennison Corp.	1,481	75,901
Bemis Company, Inc.	1,571	63,877
United States Steel Corp.	2,251	58,616
Total Materials		9,510,613
Utilities - 2.6%
Duke Energy Corp.	11,022	817,721
NextEra Energy, Inc.	6,798	696,659
Dominion Resources, Inc.	9,067	648,472
Southern Co.	13,883	630,011
Exelon Corp.	13,383	488,212
American Electric Power Company, Inc.	7,611	424,465
Sempra Energy	3,549	371,616
PPL Corp.	9,846	349,828
PG&E Corp.	7,250	348,145
Public Service Enterprise Group, Inc.	7,890	321,833
Edison International	5,074	294,850
Consolidated Edison, Inc.	4,564	263,525
Xcel Energy, Inc.	7,828	252,296
Northeast Utilities	4,926	232,852
Entergy Corp.	2,798	229,688
FirstEnergy Corp.	6,541	227,104
DTE Energy Co.	2,755	214,532
NRG Energy, Inc.	5,252	195,375
NiSource, Inc.	4,909	193,120
CenterPoint Energy, Inc.	6,701	171,144
Wisconsin Energy Corp.	3,517	165,018
AES Corp.	10,288	159,978
Ameren Corp.	3,787	154,813
CMS Energy Corp.	4,196	130,705
SCANA Corp.	2,203	118,543
Pepco Holdings, Inc.	3,912	107,502
AGL Resources, Inc.	1,858	102,246
Pinnacle West Capital Corp.	1,721	99,543
Integrys Energy Group, Inc.	1,248	88,770
TECO Energy, Inc.	3,192	58,988
Total Utilities		8,557,554
Telecommunication Services - 2.0%
Verizon Communications, Inc.	64,557	3,158,774
AT&T, Inc.	80,897	2,860,518
CenturyLink, Inc.	8,933	323,375
Windstream Holdings, Inc.[1]	9,391	93,534
Frontier Communications Corp.	15,626	91,256
Total Telecommunication Services		6,527,457
Total Common Stocks
(Cost $180,541,505)		271,378,672

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 14.5%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$25,209,648	$25,209,648
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	13,667,096	13,667,096
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	6,519,790	6,519,790
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	2,024,234	2,024,234
Credit Suisse Group issued 06/30/14 at 0.01% due 07/01/14[3]	408,129	408,129
Total Repurchase Agreements
(Cost $47,828,897)		47,828,897
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	25,355	25,355
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	18,682	18,682
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	1,063	1,063
Total Securities Lending Collateral
(Cost $45,100)		45,100
Total Investments - 97.1%
(Cost $228,415,502)		$319,252,669
Other Assets & Liabilities, net - 2.9%		9,649,512
Total Net Assets - 100.0%		$328,902,181

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $47,433,600)	486	$424,485

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2014 S&P 500 Index Swap, Terminating 07/31/14 [5] (Notional Value $5,360,044)	2,734	$4,028
Goldman Sachs International July 2014 S&P 500 Index Swap, Terminating 07/29/14 [5] (Notional Value $1,460,697)	745	1,564
Credit Suisse Capital, LLC July 2014 S&P 500 Index Swap, Terminating 07/29/14 [5] (Notional Value $2,178,421)	1,111	1,408
(Total Notional Value $8,999,162)		$7,000

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5 .
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2014.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer Discretionary - 28.5%
TripAdvisor, Inc.*	37,367	$4,060,299
Netflix, Inc.*	8,335	3,672,401
Chipotle Mexican Grill, Inc. — Class A*	5,410	3,205,479
Michael Kors Holdings Ltd.*	34,300	3,040,696
Under Armour, Inc. — Class A*	46,290	2,753,792
News Corp. — Class A*	151,470	2,717,371
Priceline Group, Inc.*	2,131	2,563,593
Wynn Resorts Ltd.	12,101	2,511,684
Goodyear Tire & Rubber Co.	87,450	2,429,361
Harman International Industries, Inc.	22,540	2,421,472
DIRECTV*	24,009	2,041,005
Amazon.com, Inc.*	5,084	1,651,182
Comcast Corp. — Class A	29,290	1,572,287
Fossil Group, Inc.*	14,820	1,548,986
Wyndham Worldwide Corp.	19,240	1,456,853
Tractor Supply Co.	20,860	1,259,944
Interpublic Group of Companies, Inc.	63,730	1,243,372
BorgWarner, Inc.	18,498	1,205,885
Johnson Controls, Inc.	22,080	1,102,454
Discovery Communications, Inc. — Class A*	14,383	1,068,369
NIKE, Inc. — Class B	13,750	1,066,313
CBS Corp. — Class B	15,980	992,997
Viacom, Inc. — Class B	10,950	949,694
Graham Holdings Co. — Class B	1,310	940,724
VF Corp.	14,670	924,210
Dollar Tree, Inc.*	15,140	824,524
O'Reilly Automotive, Inc.*	5,330	802,698
Time Warner Cable, Inc.	5,430	799,839
Starbucks Corp.	9,870	763,741
Harley-Davidson, Inc.	10,720	748,792
Mohawk Industries, Inc.*	4,840	669,566
Bed Bath & Beyond, Inc.*	10,430	598,473
TJX Companies, Inc.	10,748	571,256
Total Consumer Discretionary		54,179,312
Health Care - 15.1%
Vertex Pharmaceuticals, Inc.*	37,883	3,586,762
Actavis plc*	15,810	3,526,421
Celgene Corp.*	36,762	3,157,121
Gilead Sciences, Inc.*	31,788	2,635,543
Regeneron Pharmaceuticals, Inc.*	8,786	2,481,781
Biogen Idec, Inc.*	7,699	2,427,572
Allergan, Inc.	12,060	2,040,793
Boston Scientific Corp.*	141,220	1,803,379
Alexion Pharmaceuticals, Inc.*	10,820	1,690,625
Cigna Corp.	16,460	1,513,826
Thermo Fisher Scientific, Inc.	8,620	1,017,160
Perrigo Company plc	6,690	975,134
St. Jude Medical, Inc.	13,560	939,030
Cerner Corp.*	17,544	904,920
Total Health Care		28,700,067
Information Technology - 15.0%
Facebook, Inc. — Class A*	52,990	3,565,697
Seagate Technology plc	49,787	2,828,897
Western Digital Corp.	25,640	2,366,572
Alliance Data Systems Corp.*	8,020	2,255,626
First Solar, Inc.*	30,450	2,163,777
VeriSign, Inc.*	38,980	1,902,614
Cognizant Technology Solutions Corp. — Class A*	34,402	1,682,602
Electronic Arts, Inc.*	38,590	1,384,223
SanDisk Corp.	12,850	1,341,926
MasterCard, Inc. — Class A	17,190	1,262,949
salesforce.com, Inc.*	20,006	1,161,948
QUALCOMM, Inc.	14,368	1,137,946
Micron Technology, Inc.*	31,040	1,022,768
Google, Inc. — Class A*	1,699	993,354
Google, Inc. — Class C*	1,699	977,401
Fidelity National Information Services, Inc.	15,960	873,650
Yahoo!, Inc.*	22,149	778,094
Visa, Inc. — Class A	3,679	775,202
Total Information Technology		28,475,246
Financials - 14.0%
Huntington Bancshares, Inc.	379,007	3,615,726
KeyCorp	197,880	2,835,620
Comerica, Inc.	49,010	2,458,342
Fifth Third Bancorp	111,460	2,379,671
Prudential Financial, Inc.	25,160	2,233,453
Discover Financial Services	30,510	1,891,010
Ameriprise Financial, Inc.	15,350	1,842,000
Moody's Corp.	18,423	1,614,960
Charles Schwab Corp.	50,550	1,361,312
Affiliated Managers Group, Inc.*	6,600	1,355,640
Torchmark Corp.	12,060	987,955
Macerich Co.	12,770	852,398
American Express Co.	8,970	850,984
BlackRock, Inc. — Class A	2,570	821,372
Invesco Ltd.	21,540	813,135
Intercontinental Exchange, Inc.	3,070	579,923
Total Financials		26,493,501
Energy - 8.8%
Helmerich & Payne, Inc.	21,360	2,480,110
Halliburton Co.	34,860	2,475,408
EOG Resources, Inc.	20,660	2,414,327
Pioneer Natural Resources Co.	10,348	2,378,073
Cabot Oil & Gas Corp.	54,320	1,854,485
Range Resources Corp.	14,590	1,268,601
Noble Energy, Inc.	14,560	1,127,818
Schlumberger Ltd.	8,910	1,050,935
Equities Corp.	8,690	928,961
Kinder Morgan, Inc.	20,880	757,109
Total Energy		16,735,827
Industrials - 8.0%
Southwest Airlines Co.	128,024	3,438,724
Delta Air Lines, Inc.	74,870	2,898,966
Textron, Inc.	53,050	2,031,284
PACCAR, Inc.	25,050	1,573,892
Robert Half International, Inc.	29,300	1,398,782
Boeing Co.	8,550	1,087,817
Pitney Bowes, Inc.	36,920	1,019,730
Flowserve Corp.	11,590	861,717

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrials - 8.0% (continued)
Precision Castparts Corp.	3,380	$853,112
Total Industrials		15,164,024
Consumer Staples - 6.2%
Keurig Green Mountain, Inc.	30,950	3,856,680
Safeway, Inc.	101,730	3,493,408
Constellation Brands, Inc. — Class A*	31,188	2,748,598
Monster Beverage Corp.*	13,046	926,658
Coca-Cola Enterprises, Inc.	15,940	761,613
Total Consumer Staples		11,786,957
Materials - 3.8%
LyondellBasell Industries N.V. — Class A	25,220	2,462,733
Sealed Air Corp.	43,920	1,500,746
Ecolab, Inc.	12,304	1,369,927
Eastman Chemical Co.	12,422	1,085,062
PPG Industries, Inc.	3,813	801,302
Total Materials		7,219,770
Total Common Stocks
(Cost $156,305,978)		188,754,704

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$559,370	559,370
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	303,255	303,255
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	144,666	144,666
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	44,915	44,915
Total Repurchase Agreements
(Cost $1,052,206)		1,052,206
Total Investments - 100.0%
(Cost $157,358,184)		$189,806,910
Other Assets & Liabilities, net - 0.0%		(61,808)
Total Net Assets - 100.0%		$189,745,102

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
plc — Public Limited Company

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 98.9%
Financials - 24.4%
Berkshire Hathaway, Inc. — Class B*	43,880	$5,553,453
Genworth Financial, Inc. — Class A*	233,690	4,066,206
Assurant, Inc.	61,383	4,023,656
American International Group, Inc.	59,786	3,263,120
Unum Group	90,907	3,159,927
Hartford Financial Services Group, Inc.	87,963	3,149,955
MetLife, Inc.	55,884	3,104,915
XL Group plc — Class A	94,252	3,084,868
Allstate Corp.	50,800	2,982,976
Capital One Financial Corp.	29,855	2,466,023
SunTrust Banks, Inc.	56,837	2,276,889
Loews Corp.	50,306	2,213,967
Morgan Stanley	67,556	2,184,086
PNC Financial Services Group, Inc.	23,045	2,052,157
Bank of America Corp.	125,655	1,931,317
Travelers Companies, Inc.	20,410	1,919,969
JPMorgan Chase & Co.	32,399	1,866,830
Goldman Sachs Group, Inc.	10,903	1,825,598
ACE Ltd.	16,540	1,715,198
Bank of New York Mellon Corp.	44,834	1,680,378
NASDAQ OMX Group, Inc.	40,585	1,567,393
Hudson City Bancorp, Inc.	136,220	1,339,043
BB&T Corp.	33,350	1,314,991
Wells Fargo & Co.	20,980	1,102,709
Chubb Corp.	11,490	1,059,033
Cincinnati Financial Corp.	20,810	999,712
M&T Bank Corp.	7,470	926,654
Progressive Corp.	35,370	896,983
Aflac, Inc.	14,340	892,665
Total Financials		64,620,671
Utilities - 16.8%
NRG Energy, Inc.	115,845	4,309,434
Exelon Corp.	97,785	3,567,196
Entergy Corp.	39,995	3,283,190
Pepco Holdings, Inc.	117,497	3,228,818
Integrys Energy Group, Inc.	41,940	2,983,192
FirstEnergy Corp.	57,820	2,007,510
Edison International	34,452	2,002,006
AES Corp.	124,369	1,933,938
PG&E Corp.	38,304	1,839,358
Consolidated Edison, Inc.	29,382	1,696,517
Xcel Energy, Inc.	52,445	1,690,302
Public Service Enterprise Group, Inc.	41,400	1,688,706
SCANA Corp.	31,080	1,672,415
DTE Energy Co.	20,302	1,580,917
PPL Corp.	44,206	1,570,639
AGL Resources, Inc.	28,120	1,547,444
Pinnacle West Capital Corp.	25,545	1,477,523
Northeast Utilities	29,638	1,400,988
Duke Energy Corp.	18,433	1,367,544
American Electric Power Company, Inc.	23,883	1,331,955
TECO Energy, Inc.	66,390	1,226,887
CMS Energy Corp.	35,257	1,098,256
Total Utilities		44,504,735
Energy - 16.2%
Nabors Industries Ltd.	191,394	5,621,241
Valero Energy Corp.	86,739	4,345,623
Murphy Oil Corp.	61,550	4,091,845
Hess Corp.	37,891	3,747,041
Phillips 66	46,441	3,735,250
Tesoro Corp.	55,810	3,274,373
Apache Corp.	20,270	2,039,567
Rowan Companies plc — Class A	60,334	1,926,465
Baker Hughes, Inc.	25,472	1,896,390
Transocean Ltd.[1]	39,320	1,770,580
Denbury Resources, Inc.	94,800	1,750,008
Chevron Corp.	12,720	1,660,596
Ensco plc — Class A	29,693	1,650,040
Marathon Oil Corp.	40,281	1,608,018
Noble Corporation plc	40,897	1,372,503
ConocoPhillips	15,602	1,337,559
Exxon Mobil Corp.	10,500	1,057,140
Total Energy		42,884,239
Consumer Discretionary - 8.3%
AutoNation, Inc.*	49,338	2,944,492
General Motors Co.	79,539	2,887,266
Ford Motor Co.	145,069	2,500,990
Staples, Inc.	204,479	2,216,552
DR Horton, Inc.	85,070	2,091,020
Kohl's Corp.	37,881	1,995,571
Target Corp.	30,012	1,739,195
PulteGroup, Inc.	77,830	1,569,053
Carnival Corp.	38,651	1,455,210
Whirlpool Corp.	10,168	1,415,589
Macy's, Inc.	19,284	1,118,858
Total Consumer Discretionary		21,933,796
Health Care - 7.5%
WellPoint, Inc.	50,578	5,442,699
Humana, Inc.	34,651	4,425,626
Aetna, Inc.	38,218	3,098,715
UnitedHealth Group, Inc.	25,587	2,091,737
Express Scripts Holding Co.*	28,068	1,945,955
Cardinal Health, Inc.	27,589	1,891,502
Quest Diagnostics, Inc.	14,060	825,181
Total Health Care		19,721,415
Consumer Staples - 7.4%
Archer-Daniels-Midland Co.	88,750	3,914,763
Tyson Foods, Inc. — Class A	100,513	3,773,258
Kroger Co.	56,870	2,811,084
Sysco Corp.	54,432	2,038,478
CVS Caremark Corp.	24,618	1,855,459
Molson Coors Brewing Co. — Class B	24,318	1,803,423
Wal-Mart Stores, Inc.	19,400	1,456,358
Costco Wholesale Corp.	9,731	1,120,622
ConAgra Foods, Inc.	26,650	790,972
Total Consumer Staples		19,564,417

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Materials - 6.2%
Alcoa, Inc.	458,351	$6,824,846
Allegheny Technologies, Inc.	43,370	1,955,987
Dow Chemical Co.	27,979	1,439,799
Mosaic Co.	25,010	1,236,745
International Paper Co.	24,020	1,212,289
Bemis Company, Inc.	27,080	1,101,073
Freeport-McMoRan Copper & Gold, Inc.	26,924	982,726
Avery Dennison Corp.	16,820	862,025
Nucor Corp.	15,580	767,315
Total Materials		16,382,805
Information Technology - 5.9%
Jabil Circuit, Inc.	178,241	3,725,238
Hewlett-Packard Co.	109,997	3,704,699
Xerox Corp.	294,867	3,668,145
Computer Sciences Corp.	41,382	2,615,342
Corning, Inc.	86,654	1,902,055
Total Information Technology		15,615,479
Industrials - 4.7%
Ryder System, Inc.	31,093	2,738,982
L-3 Communications Holdings, Inc.	22,364	2,700,453
Fluor Corp.	25,100	1,930,190
Jacobs Engineering Group, Inc.*	32,565	1,735,063
Joy Global, Inc.[1]	22,300	1,373,234
Deere & Co.	11,510	1,042,231
Stanley Black & Decker, Inc.	10,680	937,918
Total Industrials		12,458,071
Telecommunication Services - 1.5%
Frontier Communications Corp.[1]	366,086	2,137,942
CenturyLink, Inc.	48,683	1,762,325
Total Telecommunication Services		3,900,267
Total Common Stocks
(Cost $232,550,849)		261,585,895

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$703,963	703,963
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	381,644	381,644
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	182,061	182,061
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	56,525	56,525
Total Repurchase Agreements
(Cost $1,324,193)		1,324,193
SECURITIES LENDING COLLATERAL††,3 - 1.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	1,484,378	1,484,378
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	1,093,753	1,093,753
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	62,219	62,219
Total Securities Lending Collateral
(Cost $2,640,350)		2,640,350
Total Investments - 100.4%
(Cost $236,515,392)		$265,550,438
Other Assets & Liabilities, net - (0.4)%		(973,345)
Total Net Assets - 100.0%		$264,577,093

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Industrials - 22.8%
Trinity Industries, Inc.	160,400	$7,012,689
United Rentals, Inc.*	41,500	4,346,295
Kirby Corp.*	37,100	4,345,894
AO Smith Corp.	85,500	4,239,090
B/E Aerospace, Inc.*	41,600	3,847,584
Wabtec Corp.	41,460	3,424,181
Corporate Executive Board Co.	49,800	3,397,356
Old Dominion Freight Line, Inc.*	46,200	2,942,016
Alaska Air Group, Inc.	30,365	2,886,193
Terex Corp.	67,400	2,770,140
Graco, Inc.	26,900	2,100,352
Towers Watson & Co. — Class A	20,100	2,095,023
Genesee & Wyoming, Inc. — Class A*	18,500	1,942,500
HNI Corp.	46,100	1,802,971
Fortune Brands Home & Security, Inc.	40,900	1,633,137
Lincoln Electric Holdings, Inc.	22,600	1,579,288
Copart, Inc.*	40,274	1,448,253
IDEX Corp.	16,900	1,364,506
Deluxe Corp.	21,900	1,282,902
J.B. Hunt Transport Services, Inc.	14,200	1,047,676
Total Industrials		55,508,046
Financials - 21.5%
Synovus Financial Corp.	225,200	5,490,376
Umpqua Holdings Corp.	260,600	4,669,952
SVB Financial Group*	39,100	4,559,842
BancorpSouth, Inc.	183,100	4,498,767
Cathay General Bancorp	155,907	3,984,983
Old Republic International Corp.	234,500	3,878,630
Associated Banc-Corp.	194,500	3,516,560
PacWest Bancorp	76,200	3,289,554
Signature Bank*	20,401	2,574,198
Waddell & Reed Financial, Inc. — Class A	41,100	2,572,449
SLM Corp.	268,600	2,232,066
Washington Federal, Inc.	96,897	2,173,400
CBOE Holdings, Inc.	40,500	1,993,005
MSCI, Inc. — Class A*	37,400	1,714,790
City National Corp.	21,208	1,606,718
East West Bancorp, Inc.	40,200	1,406,598
Omega Healthcare Investors, Inc.	33,000	1,216,380
Alexander & Baldwin, Inc.	29,200	1,210,340
Total Financials		52,588,608
Consumer Discretionary - 16.1%
Tempur Sealy International, Inc.*	84,300	5,032,710
Deckers Outdoor Corp.*	48,800	4,212,904
Wendy's Co.[1]	452,800	3,862,384
Toll Brothers, Inc.*	102,400	3,778,560
Polaris Industries, Inc.	23,133	3,012,842
Bally Technologies, Inc.*	44,400	2,917,968
LKQ Corp.*	91,670	2,446,672
Hanesbrands, Inc.	24,700	2,431,468
Jarden Corp.*	39,500	2,344,325
Brinker International, Inc.	41,100	1,999,515
Gentex Corp.	64,166	1,866,589
Brunswick Corp.	37,500	1,579,875
Domino's Pizza, Inc.	16,100	1,176,749
Sotheby's	24,700	1,037,153
Carter's, Inc.	14,000	965,020
DreamWorks Animation SKG, Inc. — Class A*	30,500	709,430
Total Consumer Discretionary		39,374,164
Information Technology - 14.5%
3D Systems Corp.*,1	61,500	3,677,700
PTC, Inc.*	77,300	2,999,240
WEX, Inc.*	25,069	2,631,492
Mentor Graphics Corp.	111,600	2,407,212
Belden, Inc.	30,100	2,352,616
ACI Worldwide, Inc.*	39,179	2,187,364
Conversant, Inc.*	70,900	1,800,860
Concur Technologies, Inc.*	19,170	1,789,328
CoreLogic, Inc.*	50,900	1,545,324
Cree, Inc.*	30,800	1,538,460
Fair Isaac Corp.	23,900	1,523,864
Ciena Corp.*	69,800	1,511,868
FEI Co.	16,500	1,497,045
Advent Software, Inc.	43,900	1,429,823
Global Payments, Inc.	19,400	1,413,290
Trimble Navigation Ltd.*	36,594	1,352,148
Broadridge Financial Solutions, Inc.	28,700	1,195,068
NeuStar, Inc. — Class A*,1	38,076	990,738
CommVault Systems, Inc.*	17,300	850,641
Acxiom Corp.*	38,300	830,727
Total Information Technology		35,524,808
Health Care - 10.8%
Salix Pharmaceuticals Ltd.*	58,600	7,228,310
Endo International plc*	64,300	4,502,286
United Therapeutics Corp.*	44,152	3,907,010
Universal Health Services, Inc. — Class B	34,800	3,332,448
Align Technology, Inc.*	48,000	2,689,920
Cubist Pharmaceuticals, Inc.*	26,700	1,864,194
Charles River Laboratories International, Inc.*	26,600	1,423,632
Covance, Inc.*	15,500	1,326,490
Total Health Care		26,274,290
Energy - 9.3%
Patterson-UTI Energy, Inc.	167,800	5,862,932
SM Energy Co.	46,200	3,885,420
Rosetta Resources, Inc.*	52,000	2,852,200
Oil States International, Inc.*	42,700	2,736,643
CARBO Ceramics, Inc.[1]	15,000	2,311,800
Oceaneering International, Inc.	28,700	2,242,331
Dril-Quip, Inc.*	13,300	1,452,892
Gulfport Energy Corp.*	22,100	1,387,880
Total Energy		22,732,098
Materials - 2.9%
Worthington Industries, Inc.	57,849	2,489,821
Eagle Materials, Inc.	24,800	2,338,144
Packaging Corporation of America	31,400	2,244,786
Total Materials		7,072,751

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer Staples - 1.6%
SUPERVALU, Inc.*	249,300	$2,049,246
Hain Celestial Group, Inc.*	21,100	1,872,414
Total Consumer Staples		3,921,660
Total Common Stocks
(Cost $195,713,461)		242,996,425

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$461,915	461,915
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	250,421	250,421
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	119,462	119,462
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	37,090	37,090
Total Repurchase Agreements
(Cost $868,888)		868,888
SECURITIES LENDING COLLATERAL††,3 - 2.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	3,486,478	3,486,478
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	2,568,984	2,568,984
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	146,138	146,138
Total Securities Lending Collateral
(Cost $6,201,600)		6,201,600
Total Investments - 102.4%
(Cost $202,783,949)		$250,066,913
Other Assets & Liabilities, net - (2.4)%		(5,844,848)
Total Net Assets - 100.0%		$244,222,065

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Financials - 19.4%
Reinsurance Group of America, Inc. — Class A	6,613	$521,766
Protective Life Corp.	6,479	449,189
Hanover Insurance Group, Inc.	6,670	421,211
First American Financial Corp.	14,570	404,900
Aspen Insurance Holdings Ltd.	7,746	351,823
Kemper Corp.	8,031	296,023
American Financial Group, Inc.	4,677	278,562
Alleghany Corp.*	620	271,634
WR Berkley Corp.	5,608	259,706
Everest Re Group Ltd.	1,557	249,883
StanCorp Financial Group, Inc.	3,432	219,648
HCC Insurance Holdings, Inc.	3,870	189,398
First Niagara Financial Group, Inc.	20,156	176,164
Mercury General Corp.	3,170	149,117
Astoria Financial Corp.	10,872	146,228
Hancock Holding Co.	3,250	114,790
International Bancshares Corp.	4,237	114,399
Janus Capital Group, Inc.	8,921	111,334
Fulton Financial Corp.	8,420	104,324
Valley National Bancorp	9,240	91,568
New York Community Bancorp, Inc.	5,551	88,705
Total Financials		5,010,372
Information Technology - 16.9%
Ingram Micro, Inc. — Class A*	24,476	714,945
Tech Data Corp.*	11,031	689,658
Arrow Electronics, Inc.*	9,015	544,596
Avnet, Inc.	11,694	518,161
Vishay Intertechnology, Inc.	25,456	394,313
Science Applications International Corp.	8,580	378,893
Lexmark International, Inc. — Class A	7,790	375,166
Leidos Holdings, Inc.	8,310	318,605
Fairchild Semiconductor International, Inc. — Class A*	9,920	154,752
Convergys Corp.	7,120	152,653
Itron, Inc.*	2,860	115,973
Total Information Technology		4,357,715
Industrials - 14.1%
AECOM Technology Corp.*	16,074	517,582
URS Corp.	11,117	509,714
JetBlue Airways Corp.*	46,682	506,500
AGCO Corp.	5,895	331,417
Manpowergroup, Inc.	3,515	298,248
Oshkosh Corp.	5,349	297,030
Granite Construction, Inc.	7,460	268,411
Exelis, Inc.	10,481	177,968
Esterline Technologies Corp.*	1,450	166,924
Regal-Beloit Corp.	2,030	159,477
Triumph Group, Inc.	2,170	151,509
KBR, Inc.	5,968	142,337
Werner Enterprises, Inc.	4,120	109,221
Total Industrials		3,636,338
Consumer Discretionary - 11.3%
Big Lots, Inc.*	9,820	448,774
Abercrombie & Fitch Co. — Class A	7,660	331,294
Murphy USA, Inc.*	6,240	305,074
MDC Holdings, Inc.	9,340	282,909
Rent-A-Center, Inc. — Class A	9,750	279,630
CST Brands, Inc.	7,360	253,920
Aaron's, Inc.	5,080	181,051
Apollo Education Group, Inc. — Class A*	5,320	166,250
Foot Locker, Inc.	2,980	151,145
Ascena Retail Group, Inc.*	7,680	131,328
ANN, Inc.*	3,140	129,180
DeVry Education Group, Inc.	3,020	127,867
JC Penney Company, Inc.*,1	13,270	120,094
Total Consumer Discretionary		2,908,516
Materials - 8.7%
Domtar Corp.	8,280	354,798
Commercial Metals Co.	16,403	283,935
Reliance Steel & Aluminum Co.	3,729	274,865
Steel Dynamics, Inc.	14,470	259,737
Ashland, Inc.	2,280	247,927
Greif, Inc. — Class A	4,427	241,537
Olin Corp.	7,480	201,362
Cabot Corp.	3,281	190,265
TimkenSteel Corp.*	4,840	186,582
Total Materials		2,241,008
Health Care - 8.1%
Health Net, Inc.*	13,849	575,288
Community Health Systems, Inc.*	10,528	477,655
LifePoint Hospitals, Inc.*	6,700	416,070
WellCare Health Plans, Inc.*	4,550	339,703
Owens & Minor, Inc.	7,755	263,515
Total Health Care		2,072,231
Energy - 7.2%
Superior Energy Services, Inc.	14,242	514,706
World Fuel Services Corp.	9,227	454,246
HollyFrontier Corp.	8,210	358,695
Unit Corp.*	3,004	206,765
Tidewater, Inc.	3,242	182,038
WPX Energy, Inc.*	5,590	133,657
Total Energy		1,850,107
Utilities - 7.1%
UGI Corp.	5,590	282,295
PNM Resources, Inc.	9,180	269,249
Great Plains Energy, Inc.	9,744	261,821
Hawaiian Electric Industries, Inc.[1]	8,480	214,714
Westar Energy, Inc.	5,090	194,387
Atmos Energy Corp.	3,497	186,740
WGL Holdings, Inc.	4,080	175,848
IDACORP, Inc.	2,170	125,491
ONE Gas, Inc.	2,780	104,945
Total Utilities		1,815,490
Consumer Staples - 5.0%
Universal Corp.	9,024	499,478
Dean Foods Co.	19,010	334,386
Ingredion, Inc.	2,290	171,842
United Natural Foods, Inc.*	2,200	143,220
Post Holdings, Inc.*	2,620	133,384
Total Consumer Staples		1,282,310

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Telecommunication Services - 1.6%
Telephone & Data Systems, Inc.	15,999	$417,734
Total Common Stocks
(Cost $21,147,591)		25,591,821

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$79,047	79,047
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	42,854	42,854
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	20,443	20,443
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	6,347	6,347
Total Repurchase Agreements
(Cost $148,691)		148,691
SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	128,235	128,235
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	94,489	94,489
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	5,376	5,376
Total Securities Lending Collateral
(Cost $228,100)		228,100
Total Investments - 100.9%
(Cost $21,524,382)		$25,968,612
Other Assets & Liabilities, net - (0.9)%		(237,617)
Total Net Assets - 100.0%		$25,730,995

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Financials - 19.7%
HFF, Inc. — Class A	5,219	$194,095
MB Financial, Inc.	7,173	194,031
HCI Group, Inc.	4,660	189,196
Virtus Investment Partners, Inc.*	855	181,046
United Community Banks, Inc.	10,887	178,220
Forestar Group, Inc.*	8,978	171,390
Pinnacle Financial Partners, Inc.	4,325	170,751
PrivateBancorp, Inc. — Class A	5,806	168,722
BBCN Bancorp, Inc.	10,316	164,540
Portfolio Recovery Associates, Inc.*	2,732	162,636
CoreSite Realty Corp.	4,260	140,878
Home BancShares, Inc.	4,222	138,566
Retail Opportunity Investments Corp.	8,800	138,424
First Midwest Bancorp, Inc.	8,088	137,739
Sabra Health Care REIT, Inc.	4,680	134,363
Encore Capital Group, Inc.*	2,925	132,854
Bank of the Ozarks, Inc.	3,878	129,719
Oritani Financial Corp.	8,141	125,290
BofI Holding, Inc.*	1,628	119,609
Boston Private Financial Holdings, Inc.	8,380	112,627
Wilshire Bancorp, Inc.	10,659	109,468
Employers Holdings, Inc.	5,040	106,747
MarketAxess Holdings, Inc.	1,920	103,795
Evercore Partners, Inc. — Class A	1,745	100,582
Glacier Bancorp, Inc.	3,132	88,886
Texas Capital Bancshares, Inc.*	1,266	68,301
eHealth, Inc.*	1,423	54,031
Financial Engines, Inc.	1,090	49,355
First Financial Bankshares, Inc.	1,502	47,118
First Cash Financial Services, Inc.*	769	44,287
Total Financials		3,857,266
Information Technology - 19.4%
Electronics for Imaging, Inc.*	5,480	247,696
XO Group, Inc.*	16,426	200,725
OpenTable, Inc.*	1,901	196,944
CalAmp Corp.*	8,723	188,941
Synaptics, Inc.*	1,983	179,739
iGATE Corp.*	4,778	173,872
Methode Electronics, Inc.	4,415	168,697
Virtusa Corp.*	4,590	164,322
Dealertrack Technologies, Inc.*	3,369	152,750
Manhattan Associates, Inc.*	4,350	149,770
Perficient, Inc.*	6,933	134,986
Blucora, Inc.*	7,108	134,128
Harmonic, Inc.*	17,877	133,362
Measurement Specialties, Inc.*	1,533	131,945
Synchronoss Technologies, Inc.*	3,693	129,107
Interactive Intelligence Group, Inc.*	2,268	127,303
j2 Global, Inc.	2,481	126,184
Monotype Imaging Holdings, Inc.	4,134	116,455
Tyler Technologies, Inc.*	1,170	106,716
LogMeIn, Inc.*	2,058	95,944
Daktronics, Inc.	7,768	92,595
Stamps.com, Inc.*	2,517	84,798
Advanced Energy Industries, Inc.*	3,682	70,879
Cardtronics, Inc.*	2,008	68,433
Cognex Corp.*	1,779	68,314
FARO Technologies, Inc.*	1,278	62,775
MTS Systems Corp.	900	60,984
MAXIMUS, Inc.	1,354	58,249
NIC, Inc.	3,652	57,884
Blackbaud, Inc.	1,568	56,040
comScore, Inc.*	1,463	51,907
Total Information Technology		3,792,444
Health Care - 17.5%
Repligen Corp.*	17,580	400,648
Questcor Pharmaceuticals, Inc.[1]	4,014	371,254
Akorn, Inc.*	10,430	346,798
Anika Therapeutics, Inc.*	4,083	189,165
Cambrex Corp.*	8,363	173,114
ABIOMED, Inc.*	6,295	158,257
Natus Medical, Inc.*	6,251	157,151
Omnicell, Inc.*	5,460	156,756
Acorda Therapeutics, Inc.*	4,359	146,942
Cantel Medical Corp.	3,557	130,257
Ligand Pharmaceuticals, Inc. — Class B*	2,078	129,439
Prestige Brands Holdings, Inc.*	3,586	121,530
CorVel Corp.*	2,288	103,371
MWI Veterinary Supply, Inc.*	662	93,997
CryoLife, Inc.	10,280	92,006
Lannett Company, Inc.*	1,800	89,316
Medidata Solutions, Inc.*	2,032	86,990
NuVasive, Inc.*	2,285	81,277
Medicines Co.*	2,628	76,370
IPC The Hospitalist Company, Inc.*	1,473	65,136
Air Methods Corp.*	1,227	63,375
SurModics, Inc.*	2,870	61,475
West Pharmaceutical Services, Inc.	1,040	43,867
Neogen Corp.*	855	34,602
HealthStream, Inc.*	1,242	30,181
Total Health Care		3,403,274
Consumer Discretionary - 15.0%
Lithia Motors, Inc. — Class A	3,181	299,237
Multimedia Games Holding Company, Inc.*	7,186	212,992
Buffalo Wild Wings, Inc.*	1,153	191,063
MarineMax, Inc.*	10,934	183,035
Universal Electronics, Inc.*	3,037	148,449
Iconix Brand Group, Inc.*	3,250	139,555
Winnebago Industries, Inc.*	4,935	124,263
EW Scripps Co. — Class A*	5,760	121,882
Arctic Cat, Inc.	2,750	108,405
Red Robin Gourmet Burgers, Inc.*	1,493	106,301
Ruth's Hospitality Group, Inc.	7,559	93,354
Lumber Liquidators Holdings, Inc.*	1,229	93,343
Pinnacle Entertainment, Inc.*	3,576	90,044
Drew Industries, Inc.	1,775	88,768
Monarch Casino & Resort, Inc.*	5,820	88,115
Movado Group, Inc.	1,971	82,132
Capella Education Co.	1,496	81,368

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer Discretionary - 15.0% (continued)
Wolverine World Wide, Inc.	3,011	$78,467
Sonic Corp.*	3,410	75,293
Steven Madden Ltd.*	2,091	71,721
Scientific Games Corp. — Class A*	6,170	68,610
Sturm Ruger & Company, Inc.	1,144	67,507
Papa John's International, Inc.	1,555	65,916
La-Z-Boy, Inc.	2,796	64,783
Kirkland's, Inc.*	3,290	61,030
Texas Roadhouse, Inc. — Class A	2,218	57,668
American Public Education, Inc.*	1,585	54,492
Total Consumer Discretionary		2,917,793
Industrials - 10.9%
Saia, Inc.*	5,488	241,088
On Assignment, Inc.*	6,423	228,466
GenCorp, Inc.*	11,767	224,750
Taser International, Inc.*	14,178	188,567
Dycom Industries, Inc.*	5,995	187,703
Federal Signal Corp.	10,409	152,492
PGT, Inc.*	16,850	142,719
AAON, Inc.	3,988	133,678
DXP Enterprises, Inc.*	1,670	126,152
CIRCOR International, Inc.	1,345	103,740
EnerSys	1,345	92,523
Hillenbrand, Inc.	2,306	75,222
Allegiant Travel Co. — Class A	546	64,302
AZZ, Inc.	1,181	54,420
Mobile Mini, Inc.	1,120	53,637
Apogee Enterprises, Inc.	1,388	48,386
Total Industrials		2,117,845
Energy - 10.1%
Matrix Service Co.*	10,545	345,771
Carrizo Oil & Gas, Inc.*	4,545	314,787
Synergy Resources Corp.*	18,370	243,403
Stone Energy Corp.*	4,646	217,386
C&J Energy Services, Inc.*	6,366	215,043
Tesco Corp.	8,930	190,566
Newpark Resources, Inc.*	11,351	141,433
Era Group, Inc.*	4,890	140,245
Northern Oil and Gas, Inc.*	7,093	115,545
Geospace Technologies Corp.*	687	37,840
Total Energy		1,962,019
Materials - 5.3%
US Silica Holdings, Inc.	9,250	512,819
KapStone Paper and Packaging Corp.*	6,343	210,144
Flotek Industries, Inc.*	4,848	155,912
HB Fuller Co.	1,303	62,674
American Vanguard Corp.	3,603	47,632
Balchem Corp.	723	38,724
Total Materials		1,027,905
Consumer Staples - 1.2%
Boston Beer Company, Inc. — Class A*	587	131,206
Inter Parfums, Inc.	3,415	100,913
Total Consumer Staples		232,119
Telecommunication Services - 0.5%
8x8, Inc.*	7,928	64,058
Lumos Networks Corp.	2,330	33,715
Total Telecommunication Services		97,773
Total Common Stocks
(Cost $15,147,012)		19,408,438

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$88,351	88,351
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	47,898	47,898
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	22,849	22,849
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	7,094	7,094
Total Repurchase Agreements
(Cost $166,192)		166,192
SECURITIES LENDING COLLATERAL††,3 - 1.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	136,303	136,303
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	100,434	100,434
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	5,713	5,713
Total Securities Lending Collateral
(Cost $242,450)		242,450
Total Investments - 101.7%
(Cost $15,555,654)		$19,817,080
Other Assets & Liabilities, net - (1.7)%		(321,965)
Total Net Assets - 100.0%		$19,495,115

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
REIT — Real Estate Investment Trust

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Industrials - 19.4%
Engility Holdings, Inc.*	4,866	$186,173
SkyWest, Inc.	12,659	154,693
Atlas Air Worldwide Holdings, Inc.*	4,120	151,822
CDI Corp.	10,367	149,387
Griffon Corp.	11,257	139,586
Titan International, Inc.	8,159	137,235
Hub Group, Inc. — Class A*	2,530	127,512
Kelly Services, Inc. — Class A	7,189	123,435
EMCOR Group, Inc.	2,728	121,478
ABM Industries, Inc.	4,340	117,093
Universal Forest Products, Inc.	2,317	111,841
Aegion Corp. — Class A*	4,580	106,577
United Stationers, Inc.	2,514	104,256
AAR Corp.	3,578	98,610
Brink's Co.	3,290	92,844
Viad Corp.	3,268	77,909
Insperity, Inc.	2,221	73,293
Heidrick & Struggles International, Inc.	3,757	69,505
Astec Industries, Inc.	1,580	69,330
Briggs & Stratton Corp.	3,053	62,464
Kaman Corp.	1,420	60,677
Gibraltar Industries, Inc.*	3,904	60,551
Matson, Inc.	1,840	49,386
Curtiss-Wright Corp.	745	48,842
Mueller Industries, Inc.	1,500	44,115
Korn/Ferry International*	1,340	39,356
National Presto Industries, Inc.	520	37,877
Quanex Building Products Corp.	2,108	37,670
UTI Worldwide, Inc.	3,530	36,500
Resources Connection, Inc.	2,720	35,659
Orion Marine Group, Inc.*	2,974	32,208
Total Industrials		2,757,884
Information Technology - 17.9%
Sanmina Corp.*	10,110	230,307
ManTech International Corp. — Class A	7,010	206,936
Insight Enterprises, Inc.*	5,846	179,706
CIBER, Inc.*	35,310	174,431
Black Box Corp.	6,805	159,510
Benchmark Electronics, Inc.*	6,151	156,728
CACI International, Inc. — Class A*	1,970	138,314
SYNNEX Corp.*	1,843	134,263
Monster Worldwide, Inc.*	19,712	128,916
Super Micro Computer, Inc.*	4,715	119,148
ScanSource, Inc.*	2,708	103,121
TTM Technologies, Inc.*	11,982	98,252
Bel Fuse, Inc. — Class B	3,814	97,905
Anixter International, Inc.	919	91,964
Plexus Corp.*	1,739	75,281
NETGEAR, Inc.*	1,720	59,804
Oplink Communications, Inc.*	3,313	56,222
Diodes, Inc.*	1,830	52,997
Kulicke & Soffa Industries, Inc.*	3,446	49,139
Ebix, Inc.[1]	3,140	44,933
Rofin-Sinar Technologies, Inc.*	1,860	44,714
Brooks Automation, Inc.	3,940	42,434
Rudolph Technologies, Inc.*	4,286	42,346
Digi International, Inc.*	4,415	41,589
Mercury Systems, Inc.*	3,266	37,036
Total Information Technology		2,565,996
Consumer Discretionary - 17.0%
Perry Ellis International, Inc.*	12,117	211,320
Group 1 Automotive, Inc.	1,922	162,044
M/I Homes, Inc.*	5,890	142,951
Scholastic Corp.	4,070	138,746
Sonic Automotive, Inc. — Class A	4,600	122,728
Fred's, Inc. — Class A	7,710	117,886
Ruby Tuesday, Inc.*	14,555	110,472
Superior Industries International, Inc.	5,320	109,698
Regis Corp.	7,500	105,600
Stage Stores, Inc.	5,640	105,412
Brown Shoe Company, Inc.	3,640	104,140
Pep Boys-Manny Moe & Jack*	8,949	102,556
Marcus Corp.	5,280	96,360
VOXX International Corp. — Class A*	9,991	94,015
Stein Mart, Inc.	5,467	75,937
Big 5 Sporting Goods Corp.	6,157	75,546
Biglari Holdings, Inc.*	168	71,059
Christopher & Banks Corp.*	7,820	68,503
Genesco, Inc.*	815	66,936
Career Education Corp.*	13,500	63,180
Standard Pacific Corp.*	6,690	57,534
Crocs, Inc.*	3,230	48,547
Children's Place, Inc.	950	47,149
Meritage Homes Corp.*	1,110	46,853
Finish Line, Inc. — Class A	1,240	36,878
Sizmek, Inc.*	3,270	31,163
Aeropostale, Inc.*	3,620	12,634
Total Consumer Discretionary		2,425,847
Financials - 12.6%
Cash America International, Inc.	4,065	180,607
Stewart Information Services Corp.	5,699	176,727
EZCORP, Inc. — Class A*	14,790	170,825
Piper Jaffray Cos.*	2,550	132,014
Calamos Asset Management, Inc. — Class A	9,134	122,304
United Fire Group, Inc.	3,874	113,586
Navigators Group, Inc.*	1,628	109,157
Infinity Property & Casualty Corp.	1,482	99,635
Horace Mann Educators Corp.	2,767	86,524
Meadowbrook Insurance Group, Inc.	10,330	74,273
Wintrust Financial Corp.	1,466	67,436
Safety Insurance Group, Inc.	1,280	65,766
Selective Insurance Group, Inc.	2,625	64,890
Capstead Mortgage Corp.	4,894	64,356
Susquehanna Bancshares, Inc.	6,008	63,444
Brookline Bancorp, Inc.	5,850	54,814
SWS Group, Inc.*	5,458	39,734
Provident Financial Services, Inc.	2,230	38,624
FNB Corp.	2,880	36,922
ProAssurance Corp.	826	36,674
Total Financials		1,798,312

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Materials - 8.0%
Century Aluminum Co.*	10,660	$167,150
Materion Corp.	4,277	158,206
Olympic Steel, Inc.	5,307	131,348
Boise Cascade Co.*	3,760	107,686
A. Schulman, Inc.	2,623	101,509
Kaiser Aluminum Corp.	1,290	94,002
AM Castle & Co.*	7,773	85,814
Clearwater Paper Corp.*	930	57,399
PH Glatfelter Co.	1,905	50,540
Zep, Inc.	2,753	48,618
Kraton Performance Polymers, Inc.*	1,930	43,213
Neenah Paper, Inc.	810	43,052
OM Group, Inc.	1,013	32,852
Stepan Co.	510	26,959
Total Materials		1,148,348
Health Care - 7.8%
PharMerica Corp.*	5,896	168,567
Molina Healthcare, Inc.*	3,595	160,445
Kindred Healthcare, Inc.	6,138	141,788
Magellan Health, Inc.*	2,090	130,082
Centene Corp.*	1,486	112,356
Cross Country Healthcare, Inc.*	13,459	87,752
LHC Group, Inc.*	3,996	85,395
Invacare Corp.	3,984	73,186
Almost Family, Inc.*	3,027	66,836
Healthways, Inc.*	2,920	51,217
AMN Healthcare Services, Inc.*	3,050	37,515
Total Health Care		1,115,139
Energy - 7.7%
Green Plains, Inc.	10,060	330,672
Pioneer Energy Services Corp.*	15,280	268,011
Cloud Peak Energy, Inc.*	6,712	123,635
Exterran Holdings, Inc.	2,620	117,874
Swift Energy Co.*	8,871	115,146
Gulf Island Fabrication, Inc.	3,232	69,553
Arch Coal, Inc.[1]	14,206	51,852
SEACOR Holdings, Inc.*	385	31,666
Total Energy		1,108,409
Consumer Staples - 4.8%
Central Garden and Pet Co. — Class A*	24,879	228,887
Seneca Foods Corp. — Class A*	6,265	191,708
SpartanNash Co.	5,796	121,774
Sanderson Farms, Inc.	900	87,480
Alliance One International, Inc.*	20,141	50,353
Total Consumer Staples		680,202
Utilities - 2.1%
New Jersey Resources Corp.	1,560	89,169
Avista Corp.	2,539	85,107
Laclede Group, Inc.	970	47,094
NorthWestern Corp.	850	44,362
UIL Holdings Corp.	930	36,000
Total Utilities		301,732
Telecommunication Services - 2.1%
Cbeyond, Inc.*	17,214	171,279
USA Mobility, Inc.	4,784	73,674
Atlantic Tele-Network, Inc.	960	55,680
Total Telecommunication Services		300,633
Total Common Stocks
(Cost $10,043,945)		14,202,502

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$25,896	25,896
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	14,039	14,039
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	6,697	6,697
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	2,079	2,079
Total Repurchase Agreements
(Cost $48,711)		48,711
SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	76,065	76,065
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	56,047	56,047
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	3,188	3,188
Total Securities Lending Collateral
(Cost $135,300)		135,300
Total Investments - 100.6%
(Cost $10,227,956)		$14,386,513
Other Assets & Liabilities, net - (0.6)%		(79,334)
Total Net Assets - 100.0%		$14,307,179

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
MUTUAL FUNDS†,3 - 42.4%
Guggenheim Strategy Fund I	352,751	$8,801,136
Total Mutual Funds
(Cost $8,806,025)		8,801,136

	Face Amount
REPURCHASE AGREEMENTS††,1 - 58.5%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$6,450,312	6,450,312
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	3,496,956	3,496,956
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	1,668,198	1,668,198
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	517,934	517,934
Total Repurchase Agreements
(Cost $12,133,400)		12,133,400
Total Investments - 100.9%
(Cost $20,939,425)		$20,934,536
Other Assets & Liabilities, net - (0.9)%		(183,625)
Total Net Assets - 100.0%		$20,750,911

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2014 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $37,193,790)	466	$(462,984)

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International August 2014 U.S. Dollar Index Swap, Terminating 08/27/14 [2] (Notional Value $4,315,048)	54,073	$(36,678)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.
[3]	Investment in a product that is related to the Advisor.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Internet Software & Services - 19.7%
Facebook, Inc. — Class A*	10,680	$718,658
Google, Inc. — Class C*	901	518,328
Google, Inc. — Class A*	881	515,095
eBay, Inc.*	8,634	432,218
Baidu, Inc. ADR*	1,816	339,247
Yahoo!, Inc.*	8,840	310,549
Twitter, Inc.*	6,780	277,777
SINA Corp.*	5,181	257,858
Qihoo 360 Technology Company Ltd. ADR*	2,710	249,428
Yandex N.V. — Class A*	6,877	245,096
LinkedIn Corp. — Class A*	1,395	239,201
Youku Tudou, Inc. ADR*	9,929	236,906
SouFun Holdings Ltd. ADR	23,770	232,708
YY, Inc. ADR*,1	3,070	231,785
MercadoLibre, Inc.[1]	2,287	218,180
NetEase, Inc. ADR	2,590	202,952
Sohu.com, Inc.*	3,260	188,069
Akamai Technologies, Inc.*	2,815	171,884
Equinix, Inc.*	805	169,122
Zillow, Inc. — Class A*,1	930	132,925
Pandora Media, Inc.*	4,500	132,750
Yelp, Inc. — Class A*	1,680	128,822
VeriSign, Inc.*	2,603	127,052
IAC/InterActiveCorp	1,790	123,922
CoStar Group, Inc.*	720	113,882
Rackspace Hosting, Inc.*	3,130	105,356
OpenTable, Inc.*	940	97,384
AOL, Inc.*	2,380	94,700
Cornerstone OnDemand, Inc.*	1,860	85,597
Gogo, Inc.*,1	4,190	81,956
WebMD Health Corp. — Class A*	1,510	72,933
Trulia, Inc.*	1,526	72,302
Total Internet Software & Services		7,124,642
Semiconductors - 17.2%
Intel Corp.	22,541	696,516
Texas Instruments, Inc.	7,996	382,128
Micron Technology, Inc.*	9,951	327,885
Canadian Solar, Inc.*	8,560	267,586
Taiwan Semiconductor Manufacturing Company Ltd. ADR	12,412	265,493
Broadcom Corp. — Class A	6,512	241,725
NXP Semiconductor N.V.*	3,620	239,572
JinkoSolar Holding Company Ltd. ADR*,1	7,882	237,800
Avago Technologies Ltd.	3,216	231,777
Trina Solar Ltd. ADR*,1	17,850	229,016
Himax Technologies, Inc. ADR[1]	31,700	217,462
Analog Devices, Inc.	3,840	207,629
Marvell Technology Group Ltd.	14,363	205,822
ARM Holdings plc ADR	4,532	205,028
Xilinx, Inc.	3,888	183,941
Altera Corp.	5,126	178,180
Linear Technology Corp.	3,630	170,864
NVIDIA Corp.	9,033	167,472
Maxim Integrated Products, Inc.	4,802	162,356
Microchip Technology, Inc.	3,261	159,169
Skyworks Solutions, Inc.	3,249	152,573
First Solar, Inc.*	2,019	143,470
Freescale Semiconductor Ltd.*	6,030	141,705
Cree, Inc.*	2,590	129,371
SunPower Corp. — Class A*	3,130	128,267
ON Semiconductor Corp.*	11,841	108,227
Atmel Corp.*	11,447	107,258
Synaptics, Inc.*	1,050	95,172
RF Micro Devices, Inc.*	9,162	87,864
TriQuint Semiconductor, Inc.*	5,490	86,797
Cavium, Inc.*	1,630	80,946
Total Semiconductors		6,239,071
Technology Hardware, Storage & Peripherals - 11.1%
Apple, Inc.	13,652	1,268,681
Hewlett-Packard Co.	12,649	426,018
EMC Corp.	14,835	390,754
Seagate Technology plc	4,743	269,497
BlackBerry Ltd.*	25,809	264,284
SanDisk Corp.	2,443	255,122
Western Digital Corp.	2,610	240,903
Nokia Oyj ADR[1]	26,981	203,976
NetApp, Inc.	5,159	188,407
3D Systems Corp.*,1	2,425	145,015
Stratasys Ltd.*	1,170	132,947
NCR Corp.*	3,690	129,482
Lexmark International, Inc. — Class A	1,910	91,986
Total Technology Hardware, Storage & Peripherals		4,007,072
Systems Software - 10.2%
Microsoft Corp.	24,097	1,004,844
Oracle Corp.	17,405	705,425
VMware, Inc. — Class A*	3,456	334,575
Symantec Corp.	9,628	220,481
Check Point Software Technologies Ltd.*	3,110	208,463
CA, Inc.	6,612	190,029
Red Hat, Inc.*	3,127	172,829
ServiceNow, Inc.*	2,560	158,618
NetSuite, Inc.*	1,570	136,402
FireEye, Inc.*	3,270	132,599
MICROS Systems, Inc.*	1,890	128,331
Tableau Software, Inc. — Class A*	1,670	119,121
Fortinet, Inc.*	4,260	107,054
CommVault Systems, Inc.*	1,600	78,672
Total Systems Software		3,697,443
Data Processing & Outsourced Services - 9.9%
Visa, Inc. — Class A	2,776	584,931
MasterCard, Inc. — Class A	6,698	492,102
Automatic Data Processing, Inc.	4,003	317,358
Paychex, Inc.	5,043	209,587
Alliance Data Systems Corp.*	739	207,844
Fidelity National Information Services, Inc.	3,744	204,947
Xerox Corp.	16,234	201,951
Fiserv, Inc.*	3,306	199,418
Western Union Co.	9,810	170,105
FleetCor Technologies, Inc.*	1,280	168,704

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Data Processing & Outsourced Services - 9.9% (continued)
Computer Sciences Corp.	2,456	$155,219
Vantiv, Inc. — Class A*	3,920	131,790
Total System Services, Inc.	4,020	126,268
Global Payments, Inc.	1,630	118,746
Broadridge Financial Solutions, Inc.	2,780	115,759
VeriFone Systems, Inc.*	2,820	103,635
NeuStar, Inc. — Class A*,1	2,600	67,652
Total Data Processing & Outsourced Services		3,576,016
Application Software - 9.0%
salesforce.com, Inc.*	5,744	333,612
Adobe Systems, Inc.*	4,418	319,686
Intuit, Inc.	3,066	246,905
Workday, Inc. — Class A*	2,430	218,360
SAP AG ADR	2,648	203,896
Autodesk, Inc.*	3,318	187,069
Citrix Systems, Inc.*	2,591	162,067
Splunk, Inc.*	2,600	143,858
Nuance Communications, Inc.*	7,300	137,021
ANSYS, Inc.*	1,790	135,718
Synopsys, Inc.*	3,220	125,000
Cadence Design Systems, Inc.*	7,020	122,780
Concur Technologies, Inc.*	1,300	121,342
FactSet Research Systems, Inc.	990	119,077
PTC, Inc.*	2,890	112,132
Aspen Technology, Inc.*	2,350	109,040
Ultimate Software Group, Inc.*	760	105,009
Informatica Corp.*	2,808	100,105
TIBCO Software, Inc.*	4,534	91,451
SolarWinds, Inc.*	2,250	86,985
Qlik Technologies, Inc.*	3,230	73,063
Total Application Software		3,254,176
Communications Equipment - 7.6%
QUALCOMM, Inc.	7,788	616,810
Cisco Systems, Inc.	24,349	605,073
Motorola Solutions, Inc.	3,160	210,361
Juniper Networks, Inc.*	7,412	181,890
F5 Networks, Inc.*	1,328	147,992
Harris Corp.	1,910	144,683
Palo Alto Networks, Inc.*	1,600	134,160
ARRIS Group, Inc.*	3,420	111,253
Brocade Communications Systems, Inc.	11,572	106,462
Ubiquiti Networks, Inc.*,1	2,350	106,197
JDS Uniphase Corp.*	7,629	95,134
Riverbed Technology, Inc.*	4,543	93,722
Ciena Corp.*	3,526	76,373
Aruba Networks, Inc.*	4,020	70,430
Finisar Corp.*	3,160	62,410
Total Communications Equipment		2,762,950
IT Consulting & Other Services - 5.0%
International Business Machines Corp.	3,818	692,088
Cognizant Technology Solutions Corp. — Class A*	6,080	297,373
Accenture plc — Class A	3,307	267,338
Infosys Ltd. ADR	3,872	208,197
Gartner, Inc.*	1,830	129,052
Teradata Corp.*	3,105	124,821
Leidos Holdings, Inc.	2,234	85,652
Total IT Consulting & Other Services		1,804,521
Semiconductor Equipment - 3.2%
Applied Materials, Inc.	12,639	285,009
ASML Holding N.V.	2,228	207,806
KLA-Tencor Corp.	2,528	183,634
Lam Research Corp.	2,544	171,924
SunEdison, Inc.*	5,722	129,317
Teradyne, Inc.	5,390	105,644
GT Advanced Technologies, Inc.*	4,480	83,328
Total Semiconductor Equipment		1,166,662
Electronic Manufacturing Services - 1.7%
TE Connectivity Ltd.	3,487	215,636
Trimble Navigation Ltd.*	4,193	154,931
Flextronics International Ltd.*	12,150	134,501
Jabil Circuit, Inc.	5,420	113,278
Total Electronic Manufacturing Services		618,346
Home Entertainment Software - 1.6%
Activision Blizzard, Inc.	9,790	218,317
Electronic Arts, Inc.*	5,045	180,964
Zynga, Inc. — Class A*	28,533	91,591
Take-Two Interactive Software, Inc.*	3,610	80,286
Total Home Entertainment Software		571,158
Electronic Components - 1.6%
Corning, Inc.	13,330	292,594
Amphenol Corp. — Class A	2,051	197,593
InvenSense, Inc. — Class A*,1	3,310	75,104
Total Electronic Components		565,291
Technology Distributors - 1.0%
Avnet, Inc.	2,870	127,170
Arrow Electronics, Inc.*	2,090	126,257
Ingram Micro, Inc. — Class A*	3,800	110,998
Total Technology Distributors		364,425
Electronic Equipment & Instruments - 0.6%
FLIR Systems, Inc.	3,220	111,830
FEI Co.	1,120	101,618
Total Electronic Equipment & Instruments		213,448
Total Common Stocks
(Cost $24,253,236)		35,965,221

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$44,375	44,375
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	39,938	39,938
Total Repurchase Agreements
(Cost $84,313)		84,313

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 3.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	$603,912	$603,912
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	444,989	444,989
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	25,314	25,314
Total Securities Lending Collateral
(Cost $1,074,215)		1,074,215
Total Investments - 102.6%
(Cost $25,411,764)		$37,123,749
Other Assets & Liabilities, net - (2.6)%		(935,047)
Total Net Assets - 100.0%		$36,188,702

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.3%
Communications Equipment - 42.4%
QUALCOMM, Inc.	13,017	$1,030,945
Cisco Systems, Inc.	40,678	1,010,847
Motorola Solutions, Inc.	5,523	367,666
Juniper Networks, Inc.*	12,376	303,707
F5 Networks, Inc.*	2,325	259,098
Harris Corp.	3,333	252,475
Palo Alto Networks, Inc.*	2,800	234,780
EchoStar Corp. — Class A*	3,724	197,149
ARRIS Group, Inc.*	5,979	194,497
Telefonaktiebolaget LM Ericsson ADR	15,875	191,770
Ubiquiti Networks, Inc.*,1	4,103	185,415
CommScope Holding Company, Inc.*	7,920	183,190
Brocade Communications Systems, Inc.	19,333	177,864
Riverbed Technology, Inc.*	7,933	163,658
JDS Uniphase Corp.*	12,730	158,743
Sierra Wireless, Inc.*,1	7,811	157,548
ViaSat, Inc.*	2,557	148,204
Ciena Corp.*	6,160	133,426
Plantronics, Inc.	2,689	129,206
InterDigital, Inc.	2,586	123,611
Aruba Networks, Inc.*	7,029	123,148
Polycom, Inc.*	9,187	115,113
Finisar Corp.*	5,528	109,178
ADTRAN, Inc.	4,499	101,497
NETGEAR, Inc.*	2,919	101,494
Infinera Corp.*	10,418	95,846
Ruckus Wireless, Inc.*	7,618	90,730
CalAmp Corp.*	3,824	82,828
Total Communications Equipment		6,423,633
Integrated Telecommunication Services - 25.3%
Verizon Communications, Inc.	25,929	1,268,705
AT&T, Inc.	34,447	1,218,046
CenturyLink, Inc.	11,198	405,368
Windstream Holdings, Inc.[1]	22,276	221,869
Frontier Communications Corp.[1]	37,822	220,880
Telefonica Brasil S.A. ADR	8,975	184,077
BCE, Inc.	3,683	167,061
Telefonica S.A. ADR	9,280	159,245
Total Integrated Telecommunication Services		3,845,251
Wireless Telecommunication Services - 20.8%
Sprint Corp.*	60,406	515,262
T-Mobile US, Inc.*	13,914	467,789
SBA Communications Corp. — Class A*	3,202	327,565
Vodafone Group plc ADR	9,557	319,108
America Movil SAB de CV ADR	12,508	259,541
Mobile Telesystems OJSC ADR	11,013	217,397
China Mobile Ltd. ADR	4,374	212,620
SK Telecom Company Ltd. ADR	6,926	179,660
VimpelCom Ltd. ADR	20,264	170,218
Tim Participacoes S.A. ADR	5,684	165,007
Rogers Communications, Inc. — Class B	4,053	163,133
Telephone & Data Systems, Inc.	5,864	153,109
Total Wireless Telecommunication Services		3,150,409
Alternative Carriers - 4.8%
Level 3 Communications, Inc.*	6,693	293,890
tw telecom, Inc. — Class A*	5,828	234,927
Cogent Communications Holdings, Inc.	3,260	112,633
8x8, Inc.*	10,090	81,527
Total Alternative Carriers		722,977
Technology Hardware, Storage & Peripherals - 3.1%
BlackBerry Ltd.*	25,430	260,403
Nokia Oyj ADR[1]	28,764	217,456
Total Technology Hardware, Storage & Peripherals		477,859
Specialized REITs - 2.9%
Crown Castle International Corp.	5,979	444,001
Total Common Stocks
(Cost $13,210,342)		15,064,130
RIGHTS†† - 0.0%
Leap Wireless International
Expires 03/17/15	1,848	4,657
Total Rights
(Cost $4,327)		4,657

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$24,404	24,404
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	21,963	21,963
Total Repurchase Agreements
(Cost $46,367)		46,367
SECURITIES LENDING COLLATERAL††,3 - 4.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	338,438	338,438
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	249,376	249,376
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	14,186	14,186
Total Securities Lending Collateral
(Cost $602,000)		602,000
Total Investments - 103.6%
(Cost $13,863,036)		$15,717,154
Other Assets & Liabilities, net - (3.6)%		(546,935)
Total Net Assets - 100.0%		$15,170,219

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Auto Parts & Equipment - 18.3%
Johnson Controls, Inc.	57,687	$2,880,312
BorgWarner, Inc.	29,600	1,929,624
Delphi Automotive plc	26,800	1,842,232
TRW Automotive Holdings Corp.*	18,040	1,614,941
Autoliv, Inc.	13,080	1,394,066
Magna International, Inc.	12,740	1,372,735
Lear Corp.	15,037	1,343,105
Visteon Corp.*	11,435	1,109,309
Gentex Corp.	35,560	1,034,440
Tenneco, Inc.*	15,310	1,005,867
Dana Holding Corp.	41,080	1,003,174
Dorman Products, Inc.*	13,100	646,092
Gentherm, Inc.*	14,500	644,525
American Axle & Manufacturing Holdings, Inc.*	31,730	599,380
Total Auto Parts & Equipment		18,419,802
Airlines - 16.3%
Delta Air Lines, Inc.	73,897	2,861,291
American Airlines Group, Inc.*	66,594	2,860,878
Southwest Airlines Co.	81,666	2,193,549
United Continental Holdings, Inc.*	46,610	1,914,273
Copa Holdings S.A. — Class A	9,862	1,406,025
Alaska Air Group, Inc.	13,504	1,283,555
Ryanair Holdings plc ADR*	21,800	1,216,440
Spirit Airlines, Inc.*	17,300	1,094,052
JetBlue Airways Corp.*	86,000	933,100
Allegiant Travel Co. — Class A	6,200	730,174
Total Airlines		16,493,337
Railroads - 16.3%
Union Pacific Corp.	47,212	4,709,396
Norfolk Southern Corp.	27,642	2,847,954
CSX Corp.	91,075	2,806,021
Kansas City Southern	16,207	1,742,415
Canadian Pacific Railway Ltd.	8,768	1,588,236
Canadian National Railway Co.	22,000	1,430,440
Genesee & Wyoming, Inc. — Class A*	11,454	1,202,670
Total Railroads		16,327,132
Automobile Manufacturers - 14.6%
Ford Motor Co.	243,517	4,198,233
General Motors Co.	105,740	3,838,362
Tesla Motors, Inc.*,1	12,318	2,957,059
Toyota Motor Corp. ADR	11,690	1,398,825
Tata Motors Ltd. ADR	34,900	1,363,194
Thor Industries, Inc.	15,180	863,287
Total Automobile Manufacturers		14,618,960
Air Freight & Logistics - 13.2%
United Parcel Service, Inc. — Class B	47,513	4,877,685
FedEx Corp.	22,920	3,469,630
CH Robinson Worldwide, Inc.	24,393	1,556,029
Expeditors International of Washington, Inc.	33,131	1,463,065
Hub Group, Inc. — Class A*	14,000	705,600
XPO Logistics, Inc.*	22,200	635,364
UTI Worldwide, Inc.	51,100	528,374
Total Air Freight & Logistics		13,235,747
Trucking - 12.0%
Hertz Global Holdings, Inc.*	64,639	1,811,832
J.B. Hunt Transport Services, Inc.	19,612	1,446,974
Avis Budget Group, Inc.*	21,474	1,281,783
Old Dominion Freight Line, Inc.*	18,260	1,162,797
Ryder System, Inc.	12,391	1,091,523
Swift Transportation Co. — Class A*	37,080	935,528
Con-way, Inc.	17,142	864,128
Landstar System, Inc.	13,248	847,872
Knight Transportation, Inc.	28,900	686,953
Werner Enterprises, Inc.	25,830	684,753
Heartland Express, Inc.	31,800	678,612
ArcBest Corp.	12,200	530,822
Total Trucking		12,023,577
Motorcycle Manufacturers - 3.3%
Harley-Davidson, Inc.	27,881	1,947,488
Kandi Technologies Group, Inc.*,1	94,100	1,331,515
Total Motorcycle Manufacturers		3,279,003
Tires & Rubber - 2.0%
Goodyear Tire & Rubber Co.	48,942	1,359,609
Cooper Tire & Rubber Co.	23,070	692,100
Total Tires & Rubber		2,051,709
Marine - 1.3%
Kirby Corp.*	11,125	1,303,183
Construction & Farm Machinery & Heavy Trucks - 1.2%
Allison Transmission Holdings, Inc.	38,105	1,185,066
Airport Services - 0.9%
Macquarie Infrastructure Company LLC	15,200	948,024
Total Common Stocks
(Cost $74,118,098)		99,885,540
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	$1,277,520	1,277,520
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	941,331	941,331
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	53,549	53,549
Total Securities Lending Collateral
(Cost $2,272,400)		2,272,400
Total Investments - 101.7%
(Cost $76,390,498)		$102,157,940
Other Assets & Liabilities, net - (1.7)%		(1,746,638)
Total Net Assets - 100.0%		$100,411,302

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 15.1%
Farmer Mac[1]
0.15% due 09/15/14	$10,000,000	$9,996,832
0.16% due 09/23/14	10,000,000	9,996,267
0.15% due 12/10/14	10,000,000	9,993,250
0.17% due 02/04/15	10,000,000	9,989,706
Total Farmer Mac		39,976,055
Federal Farm Credit Bank[1]
0.11% due 08/11/14	10,000,000	9,998,747
0.12% due 08/19/14	10,000,000	9,998,367
0.08% due 11/21/14	10,000,000	9,996,822
Total Federal Farm Credit Bank		29,993,936
Federal Home Loan Bank[1]
0.06% due 08/27/14	10,000,000	9,999,050
Fannie Mae[2]
0.12% due 09/15/14	10,000,000	9,997,467
Freddie Mac[2]
0.10% due 02/11/15	10,000,000	9,993,750
Total Federal Agency Discount Notes
(Cost $99,960,258)		99,960,258
FEDERAL AGENCY NOTES†† - 7.5%
Federal Home Loan Bank[1]
0.20% due 04/24/15	10,000,000	10,000,000
0.13% due 06/17/15	10,000,000	10,000,001
0.19% due 01/06/15	10,000,000	9,999,871
0.12% due 09/16/14	10,000,000	9,999,861
0.12% due 09/12/14	10,000,000	9,998,861
Total Federal Home Loan Bank		49,998,594
Total Federal Agency Notes
(Cost $49,998,594)		49,998,594
COMMERCIAL PAPER†† - 18.4%
ING US Funding LLC
0.19% due 08/14/14	10,000,000	9,997,677
0.30% due 10/16/14	5,000,000	4,995,542
Total ING US Funding LLC		14,993,219
Prudential plc
0.20% due 10/09/14[3]	10,000,000	9,994,445
0.23% due 08/11/14[3]	5,000,000	4,998,690
Total Prudential plc		14,993,135
General Electric Capital Corp.
0.16% due 12/01/14	15,000,000	14,989,800
UBS Finance Delaware LLC
0.21% due 11/07/14	15,000,000	14,988,713
Coca-Cola Co.
0.20% due 02/05/15[3]	15,000,000	14,981,750
Societe Generale North America, Inc.
0.37% due 02/02/15	15,000,000	14,966,823
Jupiter Securitization Company LLC
0.20% due 07/14/14[3]	10,000,000	9,999,278
Sheffield Receivables Corp.
0.20% due 07/24/14[3]	10,000,000	9,998,722
Nestle Capital Corp.
0.17% due 09/11/14[3]	7,000,000	6,997,620
General RE Corp.
0.11% due 09/10/14	5,000,000	4,998,915
Total Commercial Paper
(Cost $121,907,975)		121,907,975
REPURCHASE AGREEMENTS†† - 58.5%
Individual Repurchase Agreement
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14 to be repurchased at $147,664,944 secured by: U.S. Treasury Note/Bond 4.50% -7.88% 02/15/21-08/15/39 with a par value of $106,489,400 and fair value of $150,618,206	147,664,862	147,664,862
Joint Repurchase Agreements[4]
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	10,254,007	10,254,007
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	127,702,581	127,702,581
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	69,232,357	69,232,357
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	33,026,798	33,026,798
Total Repurchase Agreements
(Cost $387,880,605)		387,880,605
Total Investments - 99.5%
(Cost $659,747,432)		$659,747,432
Other Assets & Liabilities, net - 0.5%		3,302,612
Total Net Assets - 100.0%		$663,050,044

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $56,970,505 (cost $56,970,505), or 8.6% of total net assets.
[4]	Repurchase Agreements — See Note 4.
plc — Public Limited Company

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Electric Utilities - 45.5%
Duke Energy Corp.	29,635	$2,198,622
NextEra Energy, Inc.	19,960	2,045,501
Southern Co.	42,390	1,923,658
Exelon Corp.	46,326	1,689,972
American Electric Power Company, Inc.	28,472	1,587,883
PPL Corp.	40,653	1,444,401
Edison International	22,817	1,325,896
Xcel Energy, Inc.	37,910	1,221,839
Northeast Utilities	24,734	1,169,176
Entergy Corp.	14,180	1,164,036
FirstEnergy Corp.	32,746	1,136,941
OGE Energy Corp.	21,906	856,086
Pepco Holdings, Inc.	28,399	780,405
Pinnacle West Capital Corp.	13,384	774,131
ITC Holdings Corp.	19,315	704,611
Westar Energy, Inc.	17,835	681,119
Great Plains Energy, Inc.	23,242	624,513
Cleco Corp.	10,161	598,991
Cia Energetica de Minas Gerais ADR	74,635	596,334
NRG Yield, Inc. — Class A	10,500	546,525
Enersis S.A. ADR	31,179	525,366
IDACORP, Inc.	8,963	518,330
Portland General Electric Co.	14,473	501,779
Hawaiian Electric Industries, Inc.[1]	19,167	485,308
UNS Energy Corp.	7,748	468,057
PNM Resources, Inc.	15,785	462,974
UIL Holdings Corp.	11,650	450,972
ALLETE, Inc.	8,775	450,596
El Paso Electric Co.	9,700	390,037
Total Electric Utilities		27,324,059
Multi-Utilities - 33.2%
Dominion Resources, Inc.	27,361	1,956,858
Sempra Energy	14,657	1,534,734
PG&E Corp.	29,681	1,425,282
Public Service Enterprise Group, Inc.	34,349	1,401,096
Consolidated Edison, Inc.	21,565	1,245,163
DTE Energy Co.	14,495	1,128,726
NiSource, Inc.	27,290	1,073,589
CenterPoint Energy, Inc.	39,645	1,012,533
Wisconsin Energy Corp.	21,044	987,384
Ameren Corp.	23,526	961,743
CMS Energy Corp.	28,298	881,483
SCANA Corp.	15,634	841,266
MDU Resources Group, Inc.	22,669	795,682
Alliant Energy Corp.	12,956	788,502
Integrys Energy Group, Inc.	10,999	782,359
TECO Energy, Inc.	33,126	612,168
Vectren Corp.	13,537	575,323
National Grid plc ADR	7,610	566,032
Black Hills Corp.	8,201	503,459
Avista Corp.	13,128	440,051
NorthWestern Corp.	8,375	437,091
Total Multi-Utilities		19,950,524
Gas Utilities - 11.3%
National Fuel Gas Co.	9,917	776,500
AGL Resources, Inc.	14,068	774,162
UGI Corp.	14,469	730,685
Atmos Energy Corp.	13,167	703,118
Questar Corp.	25,377	629,350
Piedmont Natural Gas Company, Inc.	13,715	513,078
Southwest Gas Corp.	8,880	468,775
New Jersey Resources Corp.	8,169	466,940
WGL Holdings, Inc.	10,531	453,886
Laclede Group, Inc.	8,971	435,542
South Jersey Industries, Inc.	7,150	431,932
ONE Gas, Inc.	11,020	416,005
Total Gas Utilities		6,799,973
Independent Power Producers & Energy Traders - 6.0%
NRG Energy, Inc.	28,678	1,066,822
AES Corp.	66,947	1,041,026
Calpine Corp.*	39,493	940,328
Dynegy, Inc.*	15,635	544,098
Total Independent Power Producers & Energy Traders		3,592,274
Water Utilities - 3.5%
American Water Works Company, Inc.	18,137	896,874
Aqua America, Inc.	24,901	652,904
Cia de Saneamento Basico do Estado de Sao Paulo ADR	53,155	569,822
Total Water Utilities		2,119,600
Total Common Stocks
(Cost $44,065,698)		59,786,430

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$78,365	78,365
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	70,529	70,529
Total Repurchase Agreements
(Cost $148,894)		148,894

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.6%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/14 at 0.07% due 07/01/14	$192,944	$192,944
BNP Paribas Securities Corp. issued 06/30/14 at 0.09% due 07/01/14	142,169	142,169
Deutsche Bank Securities, Inc. issued 06/30/14 at 0.05% due 07/01/14	8,087	8,087
Total Securities Lending Collateral
(Cost $343,200)		343,200
Total Investments - 100.3%
(Cost $44,557,792)		$60,278,524
Other Assets & Liabilities, net - (0.3)%		(154,090)
Total Net Assets - 100.0%		$60,124,434

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2014 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
MUTUAL FUNDS†,3 - 53.3%
Guggenheim Strategy Fund I	152,316	$3,800,285
Total Mutual Funds
(Cost $3,803,331)		3,800,285

	Face Amount
REPURCHASE AGREEMENTS††,1 - 37.8%
HSBC Group issued 06/30/14 at 0.03% due 07/01/14	$1,431,852	1,431,852
RBC Capital Markets issued 06/30/14 at 0.03% due 07/01/14	776,260	776,260
Deutsche Bank issued 06/30/14 at 0.03% due 07/01/14	370,309	370,309
Mizuho Financial Group, Inc. issued 06/30/14 at 0.02% due 07/01/14	114,972	114,972
Total Repurchase Agreements
(Cost $2,693,393)		2,693,393
Total Investments - 91.1%
(Cost $6,496,724)		$6,493,678
Other Assets & Liabilities, net - 8.9%		636,967
Total Net Assets - 100.0%		$7,130,645

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2014 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $9,098,910)	114	$118,537

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International August 2014 U.S. Dollar Index Swap, Terminating 08/27/14 [2] (Notional Value $5,186,351)	64,992	$44,940

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.
[3]	Investment in a product that is related to the Advisor.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These schedules of investments are based on the June 30, 2014, afternoon NAV.

Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

In connection with futures contracts, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

Certain Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2014:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
Banking Fund	$10,963,365	$–	$29,179	$–	$–	$10,992,544
Basic Materials Fund	57,057,491	–	1,105,525	–	–	58,163,016
Biotechnology Fund	399,333,644	–	73,697,835	–	–	473,031,479
Consumer Products Fund	206,433,294	–	5,001,319	–	–	211,434,613
Electronics Fund	21,574,956	–	997,611	–	–	22,572,567
Emerging Markets 2x Strategy Fund	20,570,703	–	5,711,789	80,294	–	26,362,786
Emerging Markets Bond Strategy Fund	1,159,550	103,300	15,990,278	294,614	–	17,547,742
Energy Fund	110,300,848	–	2,186,738	–	–	112,487,586
Energy Services Fund	65,314,112	–	3,308,873	–	–	68,622,985
Europe 1.25x Strategy Fund	10,761,544	62,323	724,432	–	–	11,548,299
Event Driven and Distressed Strategies Fund	7,369,881	38,884	6,938,932	163,420	–	14,511,117
Financial Services Fund	19,664,183	–	27,950	–	–	19,692,133
Government Long Bond 1.2x Strategy Fund	11,907,537	664,138	42,632,506	–	–	55,204,181
Health Care Fund	125,811,905	–	5,914,046	–	–	131,725,951
High Yield Strategy Fund	73,893,420	–	60,384,151	2,037,817	–	136,315,388
Internet Fund	19,977,554	–	806,659	–	–	20,784,213
Inverse Emerging Markets 2x Strategy Fund	–	52	3,102,505	–	–	3,102,557
Inverse Government Long Bond Strategy Fund	81,210,025	127,066	693,396,903	–	–	774,733,994
Inverse High Yield Strategy Fund	3,105,104	4,793	602,540	–	–	3,712,437
Inverse Mid-Cap Strategy Fund	1,000,195	–	2,086,684	–	–	3,086,879
Inverse NASDAQ-100® Strategy Fund	3,400,931	–	7,474,032	–	–	10,874,963
Inverse Russell 2000® Strategy Fund	9,801,750	–	383,664	–	–	10,185,414
Inverse S&P 500® Strategy Fund	23,897,202	–	31,987,795	–	–	55,884,997
Japan 2x Strategy Fund	700,284	221,780	2,892,408	–	–	3,814,472
Leisure Fund	27,424,624	–	228,091	–	–	27,652,715
Long Short Equity Fund	48,725,486	–	5,414,821	–	–	54,140,307
Mid-Cap 1.5x Strategy Fund	20,413,285	134,004	3,245,899	152,779	–	23,945,967
NASDAQ-100® Fund	724,174,044	1,965,353	34,065,692	353,972	–	760,559,061
Nova Fund	121,625,672	338,092	18,168,363	134,573	–	140,266,700
Precious Metals Fund	69,962,723	–	3,476,275	–	–	73,438,998
Real Estate Fund	35,454,890	–	64,595	–	–	35,519,485
Retailing Fund	16,654,884	–	457,878	–	–	17,112,762
Russell 2000® 1.5x Strategy Fund	13,760,597	40,278	2,033,762	90,923	–	15,925,560
Russell 2000® Fund	22,235,380	17,455	4,405,470	18,092	–	26,676,397
S&P 500® Fund	271,378,672	424,485	47,873,997	7,000	–	319,684,154
S&P 500® Pure Growth Fund	188,754,704	–	1,052,206	–	–	189,806,910
S&P 500® Pure Value Fund	261,585,895	–	3,964,543	–	–	265,550,438
S&P MidCap 400® Pure Growth Fund	242,996,425	–	7,070,488	–	–	250,066,913
S&P MidCap 400® Pure Value Fund	25,591,821	–	376,791	–	–	25,968,612
S&P SmallCap 600® Pure Growth Fund	19,408,438	–	408,642	–	–	19,817,080
S&P SmallCap 600® Pure Value Fund	14,202,502	–	184,011	–	–	14,386,513
Strengthening Dollar 2x Strategy Fund	8,801,136	–	12,133,400	–	–	20,934,536
Technology Fund	35,965,221	–	1,158,528	–	–	37,123,749
Telecommunications Fund	15,064,130	–	653,024	–	–	15,717,154
Transportation Fund	99,885,540	–	2,272,400	–	–	102,157,940
U.S. Government Money Market Fund	–	–	659,747,432	–	–	659,747,432
Utilities Fund	59,786,430	–	492,094	–	–	60,278,524
Weakening Dollar 2x Strategy Fund	3,800,285	118,537	2,693,393	44,940	–	6,657,155
Liabilities
Emerging Markets 2x Strategy Fund	$–	$7,571	$–	$–	$–	$7,571
Europe 1.25x Strategy Fund	–	–	–	89,039	–	89,039
Event Driven and Distressed Strategies Fund	–	8,908	–	6,500	–	15,408
High Yield Strategy Fund	–	224,368		–	–	224,368
Inverse Emerging Markets 2x Strategy Fund	–	–	–	17,290	–	17,290
Inverse Government Long Bond Strategy Fund	–	–	297,258,907	–	–	297,258,907
Inverse High Yield Strategy Fund	–	–	–	63,855	–	63,855
Inverse Mid-Cap Strategy Fund	–	4,276	–	28,067	–	32,343
Inverse NASDAQ-100® Strategy Fund	–	1,023	–	65,807	–	66,830
Inverse Russell 2000® Strategy Fund	–	108,791	–	228,767	–	337,558
Inverse S&P 500® Strategy Fund	–	–	–	116,449	–	116,449
Long Short Equity Fund	10,466,454	–	–	–	–	10,466,454
Strengthening Dollar 2x Strategy Fund	–	462,984	–	36,678	–	499,662

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.03%			0.00%
Due 07/01/14	$323,197,456	$323,197,680	02/15/24 - 05/15/43	$607,090,900	$329,661,432

RBC Capital Markets			U.S. Treasury Notes
0.03%			1.75%
Due 07/01/14	169,796,084	169,796,202	05/15/22 - 05/15/23	181,670,100	173,192,017

Deutsche Bank			U.S. Treasury Note
0.03%			0.63%
Due 07/01/14	81,000,000	81,000,056	10/15/16	82,434,000	82,620,085

Credit Suisse Group			U.S. Treasury Note
0.01%			1.75%
Due 07/01/14	25,436,755	25,436,759	05/15/23	27,297,000	25,945,579

Mizuho Financial Group, Inc.			U.S. Treasury Note
0.02%			4.50%
Due 07/01/14	34,148,506	34,148,520	08/15/39	14,035,600	17,513,988
			U.S. TIP Note
			0.13%
			04/15/16	7,377,600	8,137,511
			U.S. Treasury Strips
			0.00%
			08/15/16 - 08/15/19	9,690,400	9,180,007

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2014, the Funds participated in securities lending as follows:

	Value of	Cash
Fund	Securities Loaned	Collateral Received
Basic Materials Fund	$879,443	$906,650
Biotechnology Fund	66,831,021	68,993,203
Consumer Products Fund	4,062,929	4,164,837
Electronics Fund	705,406	726,225
Energy Fund	1,547,910	1,595,800
Energy Services Fund	2,888,156	2,974,775
Europe 1.25x Strategy Fund	97,168	103,677
Event Driven and Distressed Strategies Fund	152,320	156,800
Financial Services Fund	27,625	27,950
Health Care Fund	4,357,606	4,450,662
High Yield Strategy Fund	8,234,800	8,448,050
Internet Fund	726,495	730,725
Leisure Fund	95,824	96,725
Long Short Equity Fund	887,430	913,275
Mid-Cap 1.5x Strategy Fund	76,640	79,423
NASDAQ-100® Fund	3,002,406	3,054,500
Precious Metals Fund	3,323,879	3,447,150
Retailing Fund	373,481	376,025
Russell 2000® 1.5x Strategy Fund	42,097	43,067
Russell 2000® Fund	165,011	170,308
S&P 500® Fund	43,824	45,100
S&P 500® Pure Value Fund	2,578,709	2,640,350
S&P MidCap 400® Pure Growth Fund	6,125,904	6,201,600
S&P MidCap 400® Pure Value Fund	222,520	228,100
S&P SmallCap 600® Pure Growth Fund	240,474	242,450
S&P SmallCap 600® Pure Value Fund	128,879	135,300
Technology Fund	1,056,827	1,074,215
Telecommunications Fund	583,028	602,000
Transportation Fund	2,261,354	2,272,400
Utilities Fund	334,224	343,200

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2014:

Counterparty and Terms of		Repurchase
Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Note
0.07%			1.50%
Due 07/01/14	$64,789,337	$64,789,463	08/31/18	$65,452,768	$66,090,465
BNP Paribas Securities Corp.			U.S. Treasury Note/Bond
0.09%			1.75% - 3.75%
Due 07/01/14	47,739,511	47,739,630	10/31/20 - 11/15/43	39,268,864	40,327,710
			U.S. TIP Bond
			2.50%
			07/15/16	6,502,242	8,368,020
Deutsche Bank Securities, Inc.			Fannie Mae Strip
0.05%			0.00%
Due 07/01/14	2,715,698	2,715,701	01/15/30	2,455,928	1,365,153
			Freddie Mac
			2.08% - 4.125%
			05/22/23 - 10/11/33	707,248	722,023
			U.S. Treasury Bond
			6.25%
			05/15/30	478,978	683,143

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund Name	Index Exposure	Liquidity	Leverage
Emerging Markets 2x Strategy Fund	x	x	x
Emerging Markets Bond Strategy Fund	x	x	-
Europe 1.25x Strategy Fund	x	x	x
Event Driven and Distressed Strategies Fund	x	x	-
Government Long Bond 1.2x Strategy Fund	x	x	x
High Yield Strategy Fund	x	x	-
Inverse Emerging Markets 2x Strategy Fund	x	x	x
Inverse Government Long Bond Strategy Fund	x	x	-
Inverse High Yield Strategy Fund	x	x	-
Inverse Mid-Cap Strategy Fund	x	x	-
Inverse NASDAQ-100® Strategy Fund	x	x	-
Inverse Russell 2000® Strategy Fund	x	x	-
Inverse S&P 500 Strategy Fund	x	x	-
Japan 2x Strategy Fund	x	x	x
Long Short Equity Fund	-	x	-
Mid-Cap 1.5x Strategy Fund	x	x	x
NASDAQ-100® Fund	x	x	-
Nova Fund	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x
Russell 2000® Fund	x	x	-
S&P 500 Fund	x	x	-
Strengthening Dollar 2x Strategy Fund	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x

7. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

8. Disclosures about Credit Derivatives

In accordance with its principal investment strategy, the Emerging Markets Bond Strategy Fund, Event Driven and Distressed Strategies Fund and High Yield Strategy Fund enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table included in the Emerging Markets Bond Strategy Fund, Event Driven Strategies Fund and High Yield Strategy Fund Schedules of Investments summarizes the information with regard to sold protection on credit default swap contracts as of June 30, 2014.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rydex Series Funds

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date  August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date  August 25, 2014

By (Signature and Title)* /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer

Date  August 25, 2014

* Print the name and title of each signing officer under his or her signature.